UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

  BlackRock Cash Funds: Institutional

  BlackRock Cash Funds: Treasury

  BlackRock LifePath® Dynamic 2020 Fund

  BlackRock LifePath® Dynamic 2025 Fund

  BlackRock LifePath® Dynamic 2030 Fund

  BlackRock LifePath® Dynamic 2035 Fund

  BlackRock LifePath® Dynamic 2040 Fund

  BlackRock LifePath® Dynamic 2045 Fund

  BlackRock LifePath® Dynamic 2050 Fund

  BlackRock LifePath® Dynamic 2055 Fund

  BlackRock LifePath® Dynamic 2060 Fund

  BlackRock LifePath® Dynamic Retirement Fund

  BlackRock LifePath® Index 2020 Fund

  BlackRock LifePath® Index 2025 Fund

  BlackRock LifePath® Index 2030 Fund

  BlackRock LifePath® Index 2035 Fund

  BlackRock LifePath® Index 2040 Fund

  BlackRock LifePath® Index 2045 Fund

  BlackRock LifePath® Index 2050 Fund

  BlackRock LifePath® Index 2055 Fund

  BlackRock LifePath® Index 2060 Fund

  BlackRock LifePath® Index Retirement Fund

  iShares MSCI Total International Index Fund

  iShares Russell 1000 Large-Cap Index Fund

  iShares S&P 500 Index Fund

  iShares U.S. Aggregate Bond Index Fund

      Master Investment Portfolio

  Active Stock Master Portfolio

  International Tilts Master Portfolio

  Large Cap Index Master Portfolio

  LifePath® Dynamic 2020 Master Portfolio

  LifePath® Dynamic 2025 Master Portfolio

  LifePath® Dynamic 2030 Master Portfolio

  LifePath® Dynamic 2035 Master Portfolio

  LifePath® Dynamic 2040 Master Portfolio

  LifePath® Dynamic 2045 Master Portfolio

  LifePath® Dynamic 2050 Master Portfolio

  LifePath® Dynamic 2055 Master Portfolio

  LifePath® Dynamic 2060 Master Portfolio

  LifePath® Dynamic Retirement Master Portfolio

  LifePath® Index 2020 Master Portfolio

  LifePath® Index 2025 Master Portfolio

  LifePath® Index 2030 Master Portfolio

  LifePath® Index 2035 Master Portfolio

  LifePath® Index 2040 Master Portfolio

  LifePath® Index 2045 Master Portfolio

  LifePath® Index 2050 Master Portfolio

  LifePath® Index 2055 Master Portfolio

  LifePath® Index 2060 Master Portfolio

  LifePath® Index Retirement Master Portfolio

  Money Market Master Portfolio

  S&P 500 Index Master Portfolio

  Total International ex U.S. Index Master Portfolio

  Treasury Money Market Master Portfolio

  U.S. Total Bond Index Master Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III

              and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code:  (800) 537-4942

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Cash Funds: Institutional of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Institutional Money Market Master Portfolio of Master Investment Portfolio	$50,494,627,036

Total Investments (Cost — $50,488,094,916) — 100.2%	50,494,627,036
Liabilities in Excess of Other Assets — (0.2)%	(92,837,396)

Net Assets — 100.0%	$50,401,789,640

BlackRock Cash Funds: Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Institutional Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $50,494,627,036 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock Cash Funds: Treasury of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$8,989,434,767

Total Investments (Cost — $8,989,434,767) — 100.1%	$8,989,434,767
Liabilities in Excess of Other Assets — (0.1)%	(9,420,970)

Net Assets — 100.0%	$8,980,013,797

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $8,989,434,767 and 83.1%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Dynamic 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2020 Master Portfolio of Master Investment Portfolio	$326,700,951

Total Investments (Cost — $200,643,481) — 100.1%	326,700,951
Liabilities in Excess of Other Assets — (0.1)%	(171,558)

Net Assets — 100.0%	$326,529,393

BlackRock LifePath Dynamic 2020 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2020 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $326,700,951 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Dynamic 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2025 Master Portfolio of Master Investment Portfolio	$64,289,088

Total Investments (Cost — $58,517,600) — 100.1%	64,289,088
Liabilities in Excess of Other Assets — (0.1)%	(41,461)

Net Assets — 100.0%	$64,247,627

BlackRock LifePath Dynamic 2025 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2025 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $64,289,088 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Dynamic 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2030 Master Portfolio of Master Investment Portfolio	$359,394,285

Total Investments (Cost — $283,002,189) — 100.1%	359,394,285
Liabilities in Excess of Other Assets — (0.1)%	(180,935)

Net Assets — 100.0%	$359,213,350

BlackRock LifePath Dynamic 2030 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2030 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $359,394,285 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Dynamic 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2035 Master Portfolio of Master Investment Portfolio	$57,569,241

Total Investments (Cost — $50,529,494) — 100.1%	57,569,241
Liabilities in Excess of Other Assets — (0.1)%	(34,678)

Net Assets — 100.0%	$57,534,563

BlackRock LifePath Dynamic 2035 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2035 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $57,569,241 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Dynamic 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2040 Master Portfolio of Master Investment Portfolio	$296,931,834

Total Investments (Cost — $182,181,678) — 100.0%	296,931,834
Liabilities in Excess of Other Assets — (0.0)%	(139,936)

Net Assets — 100.0%	$296,791,898

BlackRock LifePath Dynamic 2040 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2040 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $296,931,834 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Dynamic 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2045 Master Portfolio of Master Investment Portfolio	$38,908,600

Total Investments (Cost — $33,536,933) — 100.1%	38,908,600
Liabilities in Excess of Other Assets — (0.1)%	(26,932)

Net Assets — 100.0%	$38,881,668

BlackRock LifePath Dynamic 2045 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2045 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $38,908,600 and 99.9%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Dynamic 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2050 Master Portfolio of Master Investment Portfolio	$106,420,640

Total Investments (Cost — $76,280,081) — 100.1%	106,420,640
Liabilities in Excess of Other Assets — (0.1)%	(60,217)

Net Assets — 100.0%	$106,360,423

BlackRock LifePath Dynamic 2050 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2050 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $106,420,640 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Dynamic 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2055 Master Portfolio of Master Investment Portfolio	$22,095,655

Total Investments (Cost — $19,224,412) — 100.1%	22,095,655
Liabilities in Excess of Other Assets — (0.1)%	(14,824)

Net Assets — 100.0%	$22,080,831

BlackRock LifePath Dynamic 2055 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2055 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $22,095,655 and 99.9%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Dynamic 2060 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2060 Master Portfolio of Master Investment Portfolio	$2,225,098

Total Investments (Cost — $2,148,463) — 100.5%	2,225,098
Liabilities in Excess of Other Assets — (0.5)%	(10,115)

Net Assets — 100.0%	$2,214,983

BlackRock LifePath Dynamic 2060 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2060 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $2,225,098 and 99.5%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Dynamic Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic Retirement Master Portfolio of Master Investment Portfolio	$119,124,972

Total Investments (Cost — $67,382,494) — 100.1%	119,124,972
Liabilities in Excess of Other Assets — (0.1)%	(64,670)

Net Assets — 100.0%	$119,060,302

BlackRock LifePath Dynamic Retirement Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic Retirement Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $119,124,972 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Index 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$2,646,859,474

Total Investments (Cost — $2,388,893,631) — 100.0%	2,646,859,474
Liabilities in Excess of Other Assets — (0.0)%	(519,489)

Net Assets — 100.0%	$2,646,339,985

BlackRock LifePath Index 2020 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $2,646,859,474 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Index 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$3,092,639,548

Total Investments (Cost — $2,784,137,191) — 100.0%	3,092,639,548
Liabilities in Excess of Other Assets — (0.0)%	(656,881)

Net Assets — 100.0%	$3,091,982,667

BlackRock LifePath Index 2025 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $3,092,639,548 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Index 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$3,810,081,419

Total Investments (Cost — $3,349,137,640) — 100.0%	3,810,081,419
Liabilities in Excess of Other Assets — (0.0)%	(726,967)

Net Assets — 100.0%	$3,809,354,452

BlackRock LifePath Index 2030 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $3,810,081,419 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Index 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$2,731,384,961

Total Investments (Cost — $2,388,460,652) — 100.0%	2,731,384,961
Liabilities in Excess of Other Assets — (0.0)%	(425,785)

Net Assets — 100.0%	$2,730,959,176

BlackRock LifePath Index 2035 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $2,731,384,961 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Index 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$2,924,030,079

Total Investments (Cost — $2,500,819,923) — 100.0%	2,924,030,079
Liabilities in Excess of Other Assets — (0.0)%	(465,301)

Net Assets — 100.0%	$2,923,564,778

BlackRock LifePath Index 2040 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $2,924,030,079 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Index 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$1,905,322,119

Total Investments (Cost — $1,650,363,907) — 100.0%	1,905,322,119
Liabilities in Excess of Other Assets — (0.0)%	(257183)

Net Assets — 100.0%	$1,905,064,936

BlackRock LifePath Index 2045 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $1,905,322,119 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Index 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$1,684,180,909

Total Investments (Cost — $1,448,552,189) — 100.0%	1,684,180,909
Liabilities in Excess of Other Assets — (0.0)%	(172,927)

Net Assets — 100.0%	$1,684,007,982

BlackRock LifePath Index 2050 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $1,684,180,909 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Index 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$847,525,449

Total Investments (Cost — $742,850,756) — 100.0%	847,525,449
Liabilities in Excess of Other Assets — (0.0) %	(64,960)

Net Assets — 100.0%	$847,460,489

BlackRock LifePath Index 2055 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $847,525,449 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Index 2060 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2060 Master Portfolio of Master Investment Portfolio	$149,302,011

Total Investments (Cost — $138,818,421) — 100%	149,302,011
Other Assets Less Liabilities — 0.0%	19,967

Net Assets — 100.0%	$149,321,978

BlackRock LifePath Index 2060 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2060 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $149,302,011 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	BlackRock LifePath Index Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$1,337,788,096

Total Investments (Cost — $1,229,467,430) — 100.0%	1,337,788,096
Liabilities in Excess of Other Assets — (0.0)%	(381,795)

Net Assets — 100.0%	$1,337,406,301

BlackRock LifePath Index Retirement Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of September 30, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $1,337,788,096 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	iShares MSCI Total International Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Total International ex U.S. Index Master Portfolio of Master Investment Portfolio	$762,787,139

Total Investments (Cost — $692,837,795) — 100.3%	762,787,139
Liabilities in Excess of Other Assets — (0.3)%	(2,352,430)

Net Assets — 100.0%	$760,434,709

iShares MSCI Total International Index (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of september 30, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $762,787,139 and 83.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its Semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	iShares Russell 1000 Large-Cap Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Large Cap Index Master Portfolio of Master Investment Portfolio	$270,673,914

Total Investments (Cost — $187,275,271) — 100%	$270,673,914
Other Assets Less Liabilities — 0%	(28,023)

Net Assets — 100.0%	$270,645,891

iShares Russell 1000 Large-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $270,673,914 and 3.3%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its Semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	iShares S&P 500 Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Stock Index Master Portfolio of Master Investment Portfolio	$16,819,727,604

Total Investments (Cost — $11,380,116,554) — 100.2%	16,819,727,604
Liabilities in Excess of Other Assets — (0.2)%	(26,691,268)

Net Assets — 100.0%	$16,793,036,336

iShares S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $16,819,727,604 and 95.4%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	iShares U.S. Aggregate Bond Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
U.S. Total Bond Index Master Portfolio of Master Investment Portfolio	$1,262,817,667

Total Investments (Cost — $1,289,736,169) — 100%	1,262,817,667
Liabilities in Excess of Other Assets — (0)%	(433,264)

Net Assets — 100.0%	$1,262,384,403

iShares U.S. Aggregate Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,262,817,667 and 20.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 92.9%

Aerospace & Defense — 1.1%
Boeing Co.	1,908	$709,585
Curtiss-Wright Corp.	15,758	2,165,464
General Dynamics Corp.	2,689	550,492
HEICO Corp.	154	14,262
HEICO Corp., Class A	303	22,876
Hexcel Corp.	357	23,937
KLX, Inc.(a)	2,869	180,116
Lockheed Martin Corp.	173	59,851
Northrop Grumman Corp.	37	11,743
Raytheon Co.	8,950	1,849,607
Rockwell Collins, Inc.	838	117,714
Teledyne Technologies, Inc.(a)	141	34,782
Vectrus, Inc.(a)	1,058	32,999

		5,773,428
Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.(a)	502	32,003
C.H. Robinson Worldwide, Inc.	1,218	119,267
Echo Global Logistics, Inc.(a)	4,734	146,517
Expeditors International of Washington, Inc.(b)	1,404	103,236
FedEx Corp.	3,736	899,591
Hub Group, Inc., Class A(a)	9,381	427,774
Park-Ohio Holdings Corp.	494	18,945
Radiant Logistics, Inc.(a)	11,100	65,601
Sinotrans Ltd., Class H	366,000	148,857
United Parcel Service, Inc., Class B	4,141	483,462
XPO Logistics, Inc.(a)	397	45,325

		2,490,578
Airlines — 0.3%
Alaska Air Group, Inc.	480	33,053
American Airlines Group, Inc.	866	35,792
Copa Holdings SA, Class A	142	11,337
Delta Air Lines, Inc.	15,125	874,679
Hawaiian Holdings, Inc.(b)	1,995	79,999
JetBlue Airways Corp.(a)	1,263	24,452
Southwest Airlines Co.	4,311	269,222
United Continental Holdings, Inc.(a)	2,573	229,151

		1,557,685
Auto Components — 0.5%
Adient PLC(b)	374	14,702
American Axle & Manufacturing Holdings, Inc.(a)(b)	7,200	125,568
Aptiv PLC	2,173	182,315
Autoliv, Inc.	1,217	105,490
Bharat Forge Ltd.	47,903	397,352
BorgWarner, Inc.	2,492	106,608
Dana, Inc.	22,627	422,446
Fox Factory Holding Corp.(a)	2,652	185,773
Gentex Corp.	1,095	23,499
Goodyear Tire & Rubber Co.	1,974	46,172

Security	Shares	Value
Auto Components (continued)
Lear Corp.	1,445	$209,525
Modine Manufacturing Co.(a)	14,730	219,477
Tianneng Power International Ltd.	128,000	113,154
Tower International, Inc.	17,806	538,631
Visteon Corp.(a)(b)	118	10,962

		2,701,674
Automobiles — 0.4%
Astra International Tbk PT	278,500	137,216
BAIC Motor Corp. Ltd., Class H(c)	74,500	59,966
Ford Motor Co.	30,992	286,676
Ford Otomotiv Sanayi SA	24,593	267,831
General Motors Co.	13,159	443,063
Harley-Davidson, Inc.	1,917	86,840
Kia Motors Corp.	22,204	702,355
Tata Motors Ltd.(a)	37,212	114,873
Tesla, Inc.(a)(b)	841	222,672
Thor Industries, Inc.	200	16,740

		2,338,232
Banks — 6.7%
Akbank TAS	164,284	188,176
Associated Banc-Corp	675	17,550
Banco Bradesco SA — ADR	34,087	241,336
Bancolombia SA — ADR	1,412	58,909
Bank of America Corp.	66,673	1,964,186
Bank of China Ltd., Class H	1,168,000	516,072
Bank of Commerce Holdings	4,847	59,133
Bank of Communications Co. Ltd., Class A	56,600	48,073
Bank of Hangzhou Co. Ltd.	174,500	198,469
Bank of Hawaii Corp.(b)	168	13,257
Bank of Nanjing Co. Ltd., Class A	111,921	124,577
Bank OZK(b)	484	18,373
Bank Polska Kasa Opieki SA	9,541	274,590
Bank Rakyat Indonesia Persero Tbk PT	1,066,800	225,435
BankUnited, Inc.	415	14,691
Banner Corp.	9,644	599,567
BB&T Corp.	4,070	197,558
BOK Financial Corp.(b)	103	10,020
Boston Private Financial Holdings, Inc.	16,232	221,567
Cadence BanCorp(b)	31,849	831,896
Capital City Bank Group, Inc.	4,138	96,581
Carolina Financial Corp.	3,087	116,442
Cathay General Bancorp	28,940	1,199,274
CenterState Bank Corp.	4,915	137,868
Central Pacific Financial Corp.	27,127	716,967
China Construction Bank Corp., Class H	340,000	297,194
China Development Financial Holding Corp.	176,000	65,668
China Everbright Bank Co. Ltd., Class A	708,800	403,072
China Merchants Bank Co. Ltd., Class H	25,500	103,111
China Minsheng Banking Corp. Ltd., Class A	232,226	214,097

1

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
China Minsheng Banking Corp. Ltd., Class H	75,000	$55,613
CIT Group, Inc.	1,900	98,059
Citigroup, Inc.	30,062	2,156,648
Citizens Financial Group, Inc.(b)	23,287	898,180
CoBiz Financial, Inc.	2,207	48,863
Comerica, Inc.	1,099	99,130
Commerce Bancshares, Inc.	379	25,022
Cullen/Frost Bankers, Inc.	228	23,812
Dubai Islamic Bank PJSC	32,718	47,924
East West Bancorp, Inc.	669	40,387
FCB Financial Holdings, Inc., Class A(a)	7,616	360,998
Fifth Third Bancorp	4,461	124,551
First Abu Dhabi Bank PJSC	28,156	109,871
First BanCorp, Puerto Rico(a)	19,769	179,898
First Bancorp/Southern Pines NC	6,680	270,607
First Citizens BancShares, Inc., Class A	31	14,021
First Commonwealth Financial Corp.	5,374	86,736
First Connecticut Bancorp, Inc.	11,036	326,114
First Financial Northwest, Inc.	24,660	408,616
First Hawaiian, Inc.	25,078	681,118
First Horizon National Corp.	5,550	95,793
First Republic Bank	16,228	1,557,888
FNB Corp.	1,289	16,396
Glacier Bancorp, Inc.(b)	3,240	139,612
Grupo Financiero Banorte SAB de CV, Series O	25,200	182,193
Guaranty Bancorp	1,462	43,421
Heritage Commerce Corp.	4,023	60,023
Home BancShares, Inc.	6,132	134,291
Independent Bank Corp.	15,002	354,797
Industrial & Commercial Bank of China Ltd., Class H	776,000	566,552
Itau Unibanco Holding SA, Preference Shares — ADR(b)	54,720	600,826
JPMorgan Chase & Co.	17,169	1,937,350
KB Financial Group, Inc.	39,970	1,946,698
KB Financial Group, Inc., ADR	9,913	478,600
KeyCorp	2,437	48,472
Lakeland Financial Corp.(b)	11,948	555,343
LCNB Corp.	2,586	48,229
M&T Bank Corp.	661	108,761
Macatawa Bank Corp.(b)	2,413	28,256
MBT Financial Corp.	279	3,153
Mercantile Bank Corp.	5,052	168,585
OFG Bancorp	2,458	39,697
Old National Bancorp	640	12,352
OTP Bank Nyrt	44,421	1,646,179
PacWest Bancorp	500	23,825
Pinnacle Financial Partners, Inc.	299	17,985
Popular, Inc.	402	20,602

Security	Shares	Value
Banks (continued)
Powszechna Kasa Oszczednosci Bank Polski SA	44,478	$516,710
Prosperity Bancshares, Inc.	265	18,378
Regions Financial Corp.	7,614	139,717
Republic Bancorp, Inc., Class A	7,759	357,690
Republic First Bancorp, Inc.(a)	11,469	82,003
Shinhan Financial Group Co. Ltd.	25,553	1,032,558
Shinhan Financial Group Co. Ltd. — ADR	957	38,404
Siam Commercial Bank PCL — NVDR	63,600	293,009
Sierra Bancorp	6,402	185,018
SmartFinancial, Inc.(a)	2,351	55,366
South State Corp.	3,569	292,658
Standard Bank Group Ltd.	56,541	699,159
Sterling Bancorp	890	19,580
SunTrust Banks, Inc.	3,000	200,370
SVB Financial Group(a)	332	103,195
Synovus Financial Corp.	468	21,430
TCF Financial Corp.	658	15,667
Texas Capital Bancshares, Inc.(a)	198	16,365
TriState Capital Holdings, Inc.(a)	42,245	1,165,962
Turkiye Garanti Bankasi AS	81,778	104,262
Turkiye Is Bankasi AS, Class C	625,076	456,524
U.S. Bancorp	6,944	366,713
Umpqua Holdings Corp.	875	18,200
United Community Banks, Inc.	36,472	1,017,204
Webster Financial Corp.	365	21,520
Wells Fargo & Co.	17,843	937,828
West BanCorp., Inc.	651	15,298
Western Alliance Bancorp(a)	392	22,301
Wintrust Financial Corp.	13,501	1,146,775
Zions Bancorporation	696	34,904

		35,460,524
Beverages — 0.8%
Ambev SA	100,600	456,848
Brown-Forman Corp., Class A	204	10,363
Coca-Cola Co.	7,874	363,700
Coca-Cola European Partners PLC	8,526	387,677
Coca-Cola Icecek AS	37,120	207,325
Constellation Brands, Inc., Class A	365	78,701
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	13,200	245,565
Keurig Dr Pepper, Inc.	716	16,590
Monster Beverage Corp.(a)	4,887	284,815
PepsiCo, Inc.	15,003	1,677,336
Radico Khaitan Ltd.	13,304	63,701
United Breweries Ltd.	26,119	489,229

		4,281,850
Biotechnology — 3.6%
AbbVie, Inc.	24,119	2,281,175
ACADIA Pharmaceuticals, Inc.(a)(b)	1,777	36,891
Acorda Therapeutics, Inc.(a)	2,147	42,189

2

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Adamas Pharmaceuticals, Inc.(a)	1,853	$37,097
Aduro Biotech, Inc.(a)(b)	10,885	80,005
Agios Pharmaceuticals, Inc.(a)	202	15,578
Aimmune Therapeutics, Inc.(a)	2,922	79,712
Akebia Therapeutics, Inc.(a)(b)	27,465	242,516
Alder Biopharmaceuticals, Inc.(a)	755	12,571
Alexion Pharmaceuticals, Inc.(a)	353	49,071
Alkermes PLC(a)	354	15,024
Alnylam Pharmaceuticals, Inc.(a)	336	29,407
AMAG Pharmaceuticals, Inc.(a)	4,624	92,480
Amgen, Inc.	4,105	850,925
Applied Genetic Technologies Corp.(a)	7,057	51,516
AquaBounty Technologies, Inc.(a)	3	10
Ardelyx, Inc.(a)	21,787	94,773
Array BioPharma, Inc.(a)(b)	15,072	229,094
Atara Biotherapeutics, Inc.(a)(b)	3,934	162,671
Athersys, Inc.(a)	64,866	136,219
Biocon Ltd.	34,551	329,572
Biogen, Inc.(a)	1,118	395,001
Biospecifics Technologies Corp.(a)	4,766	278,763
Bluebird Bio, Inc.(a)(b)	213	31,098
Calithera Biosciences, Inc.(a)(b)	18,780	98,595
Celgene Corp.(a)	21,114	1,889,492
ChemoCentryx, Inc.(a)(b)	18,330	231,691
Chimerix, Inc.(a)	16,566	64,442
Cidara Therapeutics, Inc.(a)(b)	9,584	42,170
Clovis Oncology, Inc.(a)(b)	7,999	234,931
Coherus Biosciences, Inc.(a)	9,308	153,582
Conatus Pharmaceuticals, Inc.(a)	28,034	162,597
Corvus Pharmaceuticals, Inc.(a)(b)	8,222	70,545
CytomX Therapeutics, Inc.(a)	863	15,965
Denali Therapeutics, Inc.(a)	1,731	37,632
Eiger Biopharmaceuticals, Inc.(a)(b)	2,457	29,484
Exact Sciences Corp.(a)	1,628	128,482
Exelixis, Inc.(a)(b)	6,792	120,354
FibroGen, Inc.(a)	3,299	200,414
Five Prime Therapeutics, Inc.(a)	2,903	40,410
Forty Seven, Inc.(a)	1,180	17,606
Genomic Health, Inc.(a)	4,973	349,204
Gilead Sciences, Inc.	33,965	2,622,438
Global Blood Therapeutics, Inc.(a)(b)	5,410	205,580
Green Cross Corp.	1,156	182,331
GTx, Inc.(a)(b)	979	1,537
Halozyme Therapeutics, Inc.(a)	17,072	310,198
Heron Therapeutics, Inc.(a)	5,917	187,273
Immune Design Corp.(a)	5,680	19,596
Incyte Corp.(a)	312	21,553
Innoviva, Inc.(a)	21,696	330,647
Intercept Pharmaceuticals, Inc.(a)(b)	120	15,163
Invitae Corp.(a)	19,208	321,350
Ionis Pharmaceuticals, Inc.(a)(b)	498	25,687
Ironwood Pharmaceuticals, Inc.(a)	21,807	402,557
Karyopharm Therapeutics, Inc.(a)	1,895	32,272
Kindred Biosciences, Inc.(a)	4,248	59,260

Security	Shares	Value
Biotechnology (continued)
Ligand Pharmaceuticals, Inc.(a)	547	$150,146
Loxo Oncology, Inc.(a)	2,243	383,172
MacroGenics, Inc.(a)	1,709	36,641
Miragen Therapeutics, Inc.(a)	2,168	12,097
Myriad Genetics, Inc.(a)	1,913	87,998
Natera, Inc.(a)	12,044	288,333
Neurocrine Biosciences, Inc.(a)(b)	356	43,770
Nymox Pharmaceutical Corp.(a)(b)	4,602	11,321
Ophthotech Corp.(a)	1,930	4,555
Otonomy, Inc.(a)	3,214	8,838
Palatin Technologies, Inc.(a)(b)	123,990	123,680
Pfenex, Inc.(a)(b)	8,668	44,293
PharmaEngine, Inc.	26,000	109,875
Portola Pharmaceuticals, Inc.(a)(b)	1,119	29,799
Puma Biotechnology, Inc.(a)	4,478	205,316
Ra Pharmaceuticals, Inc.(a)	14,882	269,215
Regeneron Pharmaceuticals, Inc.(a)	252	101,818
Retrophin, Inc.(a)	5,824	167,323
Rhythm Pharmaceuticals, Inc.(a)	422	12,310
Sage Therapeutics, Inc.(a)	181	25,566
Sangamo Therapeutics, Inc.(a)(b)	9,653	163,618
Sarepta Therapeutics, Inc.(a)(b)	247	39,893
Seres Therapeutics, Inc.(a)	17,688	134,252
Sorrento Therapeutics, Inc.(a)(b)	5,270	23,188
Spark Therapeutics, Inc.(a)(b)	4,336	236,529
Spectrum Pharmaceuticals, Inc.(a)(b)	9,900	166,320
Surface Oncology, Inc.(a)	2,597	28,411
TESARO, Inc.(a)(b)	153	5,969
Ultragenyx Pharmaceutical, Inc.(a)(b)	1,160	88,554
United Therapeutics Corp.(a)	657	84,017
Unum Therapeutics, Inc.(a)(b)	7,455	76,786
Vanda Pharmaceuticals, Inc.(a)	9,041	207,491
Versartis, Inc.(a)	36,071	50,499
Vertex Pharmaceuticals, Inc.(a)(b)	6,255	1,205,589
Xencor, Inc.(a)	7,292	284,169

		19,109,747
Building Products — 0.8%
Armstrong World Industries, Inc.(a)	180	12,528
Builders FirstSource, Inc.(a)	7,437	109,175
Fortune Brands Home & Security, Inc.	26,610	1,393,300
NCI Building Systems, Inc.(a)	1,021	15,468
PGT Innovations, Inc.(a)	17,983	388,433
Simpson Manufacturing Co., Inc.	1,423	103,111
Trex Co., Inc.(a)	8,454	650,789
Universal Forest Products, Inc.	49,426	1,746,220
USG Corp.(a)	326	14,119

		4,433,143
Capital Markets — 1.9%
Ameriprise Financial, Inc.	1,711	252,646
B3 SA — Brasil Bolsa Balcao	8,300	48,092
Bank of New York Mellon Corp.	1,407	71,743
BGC Partners, Inc., Class A	1,046	12,364

3

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Charles Schwab Corp.	33,270	$1,635,220
China Everbright Ltd.	76,000	136,130
CITIC Securities Co. Ltd., Class H	55,000	97,510
CME Group, Inc.	2,146	365,271
Dongxing Securities Co. Ltd., Class A	118,800	177,355
E*Trade Financial Corp.(a)	1,868	97,865
Eaton Vance Corp.	182	9,566
Evercore, Inc., Class A	160	16,088
Goldman Sachs Group, Inc.	1,313	294,427
Intercontinental Exchange, Inc.	581	43,511
Korea Investment Holdings Co. Ltd.	1,258	86,263
Lazard Ltd., Class A	464	22,332
Legg Mason, Inc.	334	10,431
LPL Financial Holdings, Inc.	353	22,772
Marcus & Millichap, Inc.(a)	24,889	863,897
Moelis & Co., Class A(b)	33,252	1,822,210
Moody’s Corp.	347	58,018
Morgan Stanley	30,550	1,422,714
MSCI, Inc.	824	146,186
Nasdaq, Inc.	118	10,124
NH Investment & Securities Co. Ltd.	3,353	43,198
Northern Trust Corp.	431	44,018
Raymond James Financial, Inc.	703	64,711
S&P Global, Inc.	9,492	1,854,642
SEI Investments Co.	871	53,218
State Street Corp.	441	36,947
T. Rowe Price Group, Inc.	1,264	138,004
TD Ameritrade Holding Corp.	2,240	118,339
Virtu Financial, Inc., Class A(b)	155	3,170

		10,078,982
Chemicals — 2.2%
Air Products & Chemicals, Inc.	10,135	1,693,052
Albemarle Corp.(b)	2,733	272,699
Ashland Global Holdings, Inc.	249	20,881
Axalta Coating Systems Ltd.(a)(b)	6,985	203,683
Balchem Corp.	553	61,986
Cabot Corp.	242	15,178
Celanese Corp., Series A	6,677	761,178
CF Industries Holdings, Inc.	2,754	149,928
Chemours Co.	4,336	171,012
DowDuPont, Inc.	14,538	934,939
Eastman Chemical Co.	4,796	459,073
Ecolab, Inc.	5,750	901,485
Huntsman Corp.	871	23,717
Innospec, Inc.	12,575	965,131
International Flavors & Fragrances, Inc.	1,153	160,405
Intrepid Potash, Inc.(a)	19,651	70,547
Koppers Holdings, Inc.(a)	6,849	213,346
Landec Corp.(a)	1,665	23,976
LyondellBasell Industries NV, Class A	4,691	480,875
NewMarket Corp.	32	12,976
Olin Corp.	666	17,103

Security	Shares	Value
Chemicals (continued)
Platform Specialty Products Corp.(a)	887	$11,061
PolyOne Corp.	11,546	504,791
PPG Industries, Inc.	6,156	671,804
PTT Global Chemical PCL — NVDR	395,000	992,600
RPM International, Inc.	524	34,029
Scotts Miracle-Gro Co., Class A	160	12,597
Sherwin-Williams Co.	1,815	826,206
Sinopec Shanghai Petrochemical Co. Ltd., - ADR	777	46,892
Sinopec Shanghai Petrochemical Co. Ltd., Class A	217,548	185,513
Sinopec Shanghai Petrochemical Co. Ltd., Class H	880,000	536,710
Trinseo SA	1,112	87,070
Valvoline, Inc.(b)	781	16,799
Versum Materials, Inc.	434	15,628
Westlake Chemical Corp.	1,031	85,686
WR Grace & Co.	265	18,937

		11,659,493
Commercial Services & Supplies — 0.5%
ADT, Inc.(b)	421	3,953
ARC Document Solutions, Inc.(a)	37,006	105,097
Cintas Corp.	1,470	290,781
Clean Harbors, Inc.(a)(b)	8,627	617,521
Copart, Inc.(a)	2,078	107,079
Deluxe Corp.	2,688	153,055
Essendant, Inc.	2,093	26,832
KAR Auction Services, Inc.	537	32,053
McGrath RentCorp	16,424	894,615
Mobile Mini, Inc.	1,316	57,707
Republic Services, Inc.	233	16,930
Tetra Tech, Inc.	5,731	391,427
Waste Management, Inc.	1,975	178,461

		2,875,511
Communications Equipment — 0.8%
Aerohive Networks, Inc.(a)(b)	7,537	31,052
Arcadyan Technology Corp.	20,000	35,546
ARRIS International PLC(a)	697	18,115
Calix, Inc.(a)	21,352	172,951
Ciena Corp.(a)(b)	786	24,555
Cisco Systems, Inc.	45,806	2,228,462
Comtech Telecommunications Corp.	711	25,788
EchoStar Corp., Class A(a)	191	8,857
Infinera Corp.(a)	66,982	488,969
Motorola Solutions, Inc.	4,010	521,861
Palo Alto Networks, Inc.(a)	1,512	340,593
Plantronics, Inc.	3,855	232,456
Ribbon Communications, Inc.(a)	1,908	13,032
Tessco Technologies, Inc.	999	15,235

4

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Communications Equipment (continued)
Ubiquiti Networks, Inc.(b)	2,316	$228,960

		4,386,432
Construction & Engineering — 1.2%
AECOM(a)	637	20,805
China Communications Construction Co. Ltd., Class H	760,000	774,877
China Railway Construction Corp. Ltd., Class H	440,500	594,864
China Railway Group Ltd., Class H	1,001,000	991,910
Comfort Systems USA, Inc.	24,433	1,378,021
Construction Partners, Inc., Class A(a)	2,142	25,918
EMCOR Group, Inc.	485	36,428
Fluor Corp.	7,373	428,371
GS Engineering & Construction Corp.	2,997	141,249
HDC Holdings Co. Ltd.	4,062	83,878
Jacobs Engineering Group, Inc.	6,918	529,227
KEC International Ltd.	54,538	222,939
MasTec, Inc.(a)	10,383	463,601
Metallurgical Corp. of China Ltd., Class H	870,000	244,524
MYR Group, Inc.(a)	2,319	75,692
Quanta Services, Inc.(a)	597	19,928
Tekfen Holding AS	69,604	248,827

		6,281,059
Construction Materials — 0.2%
Asia Cement Corp.	102,000	138,609
Cemex SAB de CV(a)	329,510	231,365
China National Building Material Co. Ltd., Class H	106,000	94,002
Eagle Materials, Inc.	188	16,025
Martin Marietta Materials, Inc.(b)	978	177,947
Vulcan Materials Co.	2,642	293,790

		951,738
Consumer Finance — 0.7%
Ally Financial, Inc.	2,101	55,571
American Express Co.	8,973	955,535
Capital One Financial Corp.	3,886	368,898
Credit Acceptance Corp.(a)	45	19,713
Discover Financial Services	2,370	181,187
Enova International, Inc.(a)	12,729	366,595
Green Dot Corp., Class A(a)(b)	16,819	1,493,864
I3 Verticals, Inc., Class A(a)(b)	4,714	108,328
Navient Corp.	1,044	14,073
OneMain Holdings, Inc.(a)	2,979	100,124
Regional Management Corp.(a)	909	26,206
Santander Consumer USA Holdings, Inc.	462	9,258
SLM Corp.(a)	1,737	19,368

Security	Shares	Value
Consumer Finance (continued)
Synchrony Financial	4,112	$127,801

		3,846,521
Containers & Packaging — 0.2%
AptarGroup, Inc.	248	26,720
Ardagh Group SA	73	1,218
Bemis Co., Inc.	362	17,593
Berry Global Group, Inc.(a)	526	25,453
Graphic Packaging Holding Co.	1,235	17,302
International Paper Co.	1,451	71,317
Owens-Illinois, Inc.(a)	646	12,138
Packaging Corp. of America	5,851	641,796
Silgan Holdings, Inc.	307	8,535
Sonoco Products Co.	393	21,812

		843,884
Distributors — 0.1%
Core-Mark Holding Co., Inc.	9,747	331,008
Imperial Holdings Ltd.	14,856	183,679
Pool Corp.	157	26,200

		540,887
Diversified Consumer Services — 0.2%
2U, Inc.(a)	215	16,166
Bridgepoint Education, Inc.(a)(b)	6,632	67,381
Bright Horizons Family Solutions, Inc.(a)	228	26,868
Graham Holdings Co., Class B	17	9,848
Grand Canyon Education, Inc.(a)	188	21,206
H&R Block, Inc.	25,539	657,629
Service Corp. International	706	31,205
ServiceMaster Global Holdings, Inc.(a)	542	33,620
Strategic Education, Inc.	256	35,080

		899,003
Diversified Financial Services — 1.2%
AXA Equitable Holdings, Inc.	550	11,798
Ayala Corp.	26,585	456,509
Berkshire Hathaway, Inc., Class B(a)	11,733	2,512,153
Chailease Holding Co. Ltd.	125,460	439,107
FactSet Research Systems, Inc.	152	34,004
FGL Holdings(a)	62,414	558,605
Fubon Financial Holding Co. Ltd.	1,061,000	1,799,606
Interactive Brokers Group, Inc., Class A	281	15,542
Kotak Mahindra Bank Ltd.	9,974	157,159
MarketAxess Holdings, Inc.(b)	147	26,238
Morningstar, Inc.	72	9,065
Remgro Ltd.	25,610	356,910
Voya Financial, Inc.	2,589	128,596

		6,505,292
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	13,133	441,006
China Communications Services Corp. Ltd., Class H	520,000	479,496

5

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Telecommunication Services (continued)
Cogent Communications Holdings, Inc.	11,608	$647,726
Consolidated Communications Holdings, Inc.(b)	9,715	126,684
Hellenic Telecommunications Organization SA	5,953	72,995
KT Corp. — ADR(b)	2,674	39,709
Ooma, Inc.(a)(b)	16,038	266,231
True Corp. PCL — NVDR	340,600	63,733
Turk Telekomunikasyon AS(a)	37	22
Zayo Group Holdings, Inc.(a)	17,209	597,497

		2,735,099
Electric Utilities — 1.0%
American Electric Power Co., Inc.	1,557	110,360
Avangrid, Inc.	223	10,688
Duke Energy Corp.	1,708	136,674
Edison International	812	54,956
Energa SA(a)	11	23
Entergy Corp.	593	48,110
Evergy, Inc.	18,179	998,391
Exelon Corp.	4,815	210,223
FirstEnergy Corp.	803	29,848
Hawaiian Electric Industries, Inc.	432	15,375
IDACORP, Inc.(b)	19,662	1,951,060
Inter Rao UES PJSC	6,731,752	421,029
NextEra Energy, Inc.	1,277	214,025
PG&E Corp.	1,691	77,803
Pinnacle West Capital Corp.	11,898	942,084
Portland General Electric Co.(b)	374	17,058
Southern Co.	1,542	67,231
Xcel Energy, Inc.	650	30,687

		5,335,625
Electrical Equipment — 0.7%
AMETEK, Inc.	20,571	1,627,578
Atkore International Group, Inc.(a)	16,506	437,904
Generac Holdings, Inc.(a)	14,354	809,709
GrafTech International Ltd.	245	4,780
Hubbell, Inc.	218	29,118
LSI Industries, Inc.	31,794	146,253
nVent Electric PLC	642	17,437
Regal-Beloit Corp.	174	14,346
Rockwell Automation, Inc.	2,918	547,183

		3,634,308
Electronic Equipment, Instruments & Components — 1.4%
AVX Corp.	22,813	411,775
CDW Corp.	6,852	609,280
Chroma ATE, Inc.	22,000	105,532
Coherent, Inc.(a)(b)	99	17,047
Control4 Corp.(a)	2,144	73,604
Dolby Laboratories, Inc., Class A	3,738	261,548
Fitbit, Inc., Series A(a)(b)	43,794	234,298

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	300	$1,255
Insight Enterprises, Inc.(a)	2,837	153,453
Jabil, Inc.	669	18,117
Largan Precision Co. Ltd.	7,000	831,608
LG Display Co. Ltd.	5,271	91,079
Littelfuse, Inc.	96	18,997
National Instruments Corp.	441	21,314
OSI Systems, Inc.(a)	6,592	503,035
PC Connection, Inc.	7,557	293,892
PCM, Inc.(a)	2,571	50,263
Samsung Electro-Mechanics Co. Ltd.	3,568	446,887
ScanSource, Inc.(a)	20,476	816,992
SYNNEX Corp.	10,740	909,678
TE Connectivity Ltd.	1,882	165,484
TPK Holding Co. Ltd.	8,000	13,716
Universal Display Corp.(b)	170	20,043
Vishay Intertechnology, Inc.	24,975	508,241
Vishay Precision Group, Inc.(a)	1,145	42,823
WPG Holdings Ltd.	367,000	456,044
Zebra Technologies Corp., Class A(a)	1,266	223,867

		7,299,872
Energy Equipment & Services — 0.6%
Apergy Corp.(a)	309	13,460
Archrock, Inc.	29,970	365,634
Cactus, Inc., Class A(a)	22,150	847,902
Diamond Offshore Drilling, Inc.(a)(b)	7,661	153,220
Exterran Corp.(a)	4,792	127,132
Halliburton Co.	18,549	751,791
Helmerich & Payne, Inc.	1,247	85,756
Independence Contract Drilling, Inc.(a)	11,741	58,001
Liberty Oilfield Services, Inc., Class A(b)	821	17,709
Nabors Industries Ltd.(b)	1,355	8,347
Nine Energy Service, Inc.(a)	4,483	137,090
Ocean Rig UDW, Inc., Class A(a)	3,112	107,737
Patterson-UTI Energy, Inc.	873	14,937
ProPetro Holding Corp.(a)(b)	25,990	428,575
RPC, Inc.(b)	226	3,498
Schlumberger Ltd.	756	46,056
TechnipFMC PLC	2,374	74,188
Transocean Ltd.(a)	1,713	23,896
Weatherford International PLC(a)	3,957	10,723

		3,275,652
Entertainment — 0.0%
Perfect World Co. Ltd., Class A	11,500	40,459

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Campus Communities, Inc.	544	22,391
American Homes 4 Rent, Class A	1,032	22,590

6

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Apartment Investment & Management Co., Class A	623	$27,493
Apple Hospitality REIT, Inc.	865	15,129
Arbor Realty Trust, Inc.(b)	44,077	506,004
Brandywine Realty Trust	698	10,973
Brixmor Property Group, Inc.	1,204	21,082
Catchmark Timber Trust, Inc., Class A	19,554	223,502
Chimera Investment Corp.	744	13,489
Colony Capital, Inc.	1,946	11,851
Columbia Property Trust, Inc.	473	11,182
CoreSite Realty Corp.	145	16,115
Corporate Office Properties Trust	406	12,111
CubeSmart	726	20,713
CyrusOne, Inc.(b)	391	24,789
DDR Corp.(b)	606	8,114
DiamondRock Hospitality Co.	69,960	816,433
Douglas Emmett, Inc.	641	24,179
Easterly Government Properties, Inc.	10,138	196,373
EastGroup Properties, Inc.	13,439	1,285,037
Empire State Realty Trust, Inc., Class A	535	8,886
EPR Properties	294	20,113
Equity Commonwealth(a)	469	15,050
Equity LifeStyle Properties, Inc.	338	32,600
Equity Residential	88	5,831
First Industrial Realty Trust, Inc.	4,843	152,070
Forest City Realty Trust, Inc., Class A	850	21,327
Four Corners Property Trust, Inc.	37,827	971,776
Gaming and Leisure Properties, Inc.	805	28,376
Geo Group, Inc.	9,819	247,046
Healthcare Trust of America, Inc., Class A	814	21,709
Hersha Hospitality Trust(b)	1,126	25,526
Highwoods Properties, Inc.	406	19,188
Hospitality Properties Trust(b)	650	18,746
Host Hotels & Resorts, Inc.	12,769	269,426
Hudson Pacific Properties, Inc.	615	20,123
Invesco Mortgage Capital, Inc.(b)	6,032	95,426
JBG SMITH Properties	409	15,063
Kilroy Realty Corp.	387	27,744
Lamar Advertising Co., Class A(b)	333	25,907
Life Storage, Inc.	183	17,414
Medical Properties Trust, Inc.	1,449	21,605
MFA Financial, Inc.	1,784	13,112
National Storage Affiliates Trust	14,865	378,166
New Residential Investment Corp.	1,334	23,772
Omega Healthcare Investors, Inc.	782	25,626
Outfront Media, Inc.	6,248	124,648
Paramount Group, Inc.	825	12,449
Park Hotels & Resorts, Inc.	4,191	137,549
Preferred Apartment Communities, Inc., Class A(b)	7,307	128,457
Prologis, Inc.	25,062	1,698,953
Public Storage	370	74,603
Rayonier, Inc.	515	17,412

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.(b)	11,761	$669,083
Retail Properties of America, Inc., Class A	871	10,617
Retail Value, Inc.(a)	62	2,027
Rexford Industrial Realty, Inc.	25,708	821,628
Ryman Hospitality Properties, Inc.	3,978	342,784
Senior Housing Properties Trust	939	16,489
Simon Property Group, Inc.	8,794	1,554,340
Spirit Realty Capital, Inc.	1,708	13,766
STAG Industrial, Inc.	17,207	473,193
Starwood Property Trust, Inc.	1,019	21,929
STORE Capital Corp.	712	19,786
Summit Hotel Properties, Inc.	36,780	497,633
Sun Communities, Inc.(b)	329	33,407
Taubman Centers, Inc.	237	14,180
Terreno Realty Corp.	6,949	261,977
Uniti Group, Inc.(a)	659	13,279
VICI Properties, Inc.	1,090	23,566
Weingarten Realty Investors	477	14,196
Weyerhaeuser Co.	16,021	516,998
WP Carey, Inc.	423	27,203

		13,353,330
Food & Staples Retailing — 1.4%
Bid Corp. Ltd.	1,862	38,811
BIM Birlesik Magazalar AS	4,898	65,933
Casey’s General Stores, Inc.	149	19,237
Chefs’ Warehouse, Inc.(a)	16,458	598,248
Costco Wholesale Corp.	2,310	542,573
Ingles Markets, Inc., Class A(b)	1,562	53,498
Massmart Holdings Ltd.	57,890	423,043
Natural Grocers by Vitamin Cottage, Inc.(a)	7,639	129,023
Performance Food Group Co.(a)	4,776	159,041
Smart & Final Stores, Inc.(a)(b)	22,792	129,914
Spar Group Ltd.	17,432	226,978
Sprouts Farmers Market, Inc.(a)	519	14,226
U.S. Foods Holding Corp.(a)	860	26,505
United Natural Foods, Inc.(a)(b)	11,458	343,167
Wal-Mart de Mexico SAB de CV	800,778	2,440,332
Walmart, Inc.	23,991	2,252,995

		7,463,524
Food Products — 2.0%
Archer-Daniels-Midland Co.	38,838	1,952,386
BRF SA(a)	15,700	85,409
Bunge Ltd.	964	66,236
Calavo Growers, Inc.(b)	2,266	218,896
Campbell Soup Co.	3,734	136,776
China Mengniu Dairy Co. Ltd.(a)	16,000	53,191
Conagra Brands, Inc.	8,581	291,497
Dean Foods Co.	10,039	71,277
Flowers Foods, Inc.	716	13,361
Freshpet, Inc.(a)	781	28,663

7

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
General Mills, Inc.	6,541	$280,740
Hain Celestial Group, Inc.(a)	379	10,278
Hershey Co.	17,886	1,824,372
Hormel Foods Corp.(b)	5,053	199,088
J.M. Smucker Co.	1,736	178,131
JBS SA	135,476	314,659
John B Sanfilippo & Son, Inc.(b)	10,137	723,579
Kellogg Co.	2,904	203,338
Kraft Heinz Co.	5,458	300,790
Lamb Weston Holdings, Inc.	585	38,961
Limoneira Co.	4,715	123,109
McCormick & Co., Inc.	716	94,333
Mondelez International, Inc., Class A	9,149	393,041
Nestle India Ltd.	4,883	653,495
Pilgrim’s Pride Corp.(a)	210	3,799
Pinnacle Foods, Inc.	473	30,655
Post Holdings, Inc.(a)	261	25,588
The Simply Good Foods Co.(a)	4,820	93,749
Tingyi Cayman Islands Holding Corp.	18,000	33,064
TreeHouse Foods, Inc.(a)	218	10,431
Tyson Foods, Inc., Class A	4,355	259,253
Uni-President China Holdings Ltd.	41,000	43,638
Uni-President Enterprises Corp.	689,000	1,797,604

		10,553,387
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	11,328	950,419
GAIL India Ltd.	20,635	107,897
National Fuel Gas Co.(b)	324	18,163
Southwest Gas Holdings, Inc.	3,822	302,053
UGI Corp.	751	41,665

		1,420,197
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	2,991	219,420
Accuray, Inc.(a)	48,024	216,108
Align Technology, Inc.(a)(b)	45	17,605
Cantel Medical Corp.	4,658	428,815
Cardiovascular Systems, Inc.(a)	1,290	50,491
Cerus Corp.(a)	3,284	23,678
CONMED Corp.	4,437	351,499
Danaher Corp.	11,638	1,264,585
DexCom, Inc.(a)	349	49,921
Globus Medical, Inc., Class A(a)	7,417	420,989
Hill-Rom Holdings, Inc.	264	24,922
ICU Medical, Inc.(a)	62	17,530
IDEXX Laboratories, Inc.(a)	91	22,719
Inogen, Inc.(a)	1,593	388,883
Insulet Corp.(a)(b)	233	24,686
Integra LifeSciences Holdings Corp.(a)	289	19,036
Intuitive Surgical, Inc.(a)	49	28,126
iRadimed Corp.(a)(b)	2,457	91,278
Masimo Corp.(a)	26,132	3,254,479

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	401	$39,446
Merit Medical Systems, Inc.(a)	6,148	377,795
Neogen Corp.(a)	369	26,395
Nevro Corp.(a)	1,428	81,396
Novocure Ltd.(a)	1,593	83,473
NxStage Medical, Inc.(a)	11,677	325,672
SeaSpine Holdings Corp.(a)	2,609	40,596
STAAR Surgical Co.(a)	1,630	78,240
STERIS PLC	334	38,210
Stryker Corp.	5,441	966,757
Veracyte, Inc.(a)	27,373	261,412
West Pharmaceutical Services, Inc.	292	36,053

		9,270,215
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.(a)	346	12,179
Aetna, Inc.	4,704	954,206
AmerisourceBergen Corp.(b)	6,154	567,522
Anthem, Inc.	1,016	278,435
Bangkok Chain Hospital PCL — NVDR	404,000	259,852
Bangkok Dusit Medical Services PCL — NVDR	377,100	297,325
BioTelemetry, Inc.(a)	1,395	89,908
Cardinal Health, Inc.	513	27,702
Centene Corp.(a)	1,790	259,156
Chemed Corp.	4,583	1,464,635
Cigna Corp.	2,061	429,203
CVS Health Corp.	5,073	399,347
DaVita, Inc.(a)	1,472	105,439
Encompass Health Corp.	391	30,478
Ensign Group, Inc.	13,549	513,778
Envision Healthcare Corp.(a)	479	21,905
Express Scripts Holding Co.(a)	3,781	359,233
HCA Healthcare, Inc.	2,834	394,266
HealthEquity, Inc.(a)	4,467	421,729
Henry Schein, Inc.(a)	271	23,043
Humana, Inc.(b)	6,830	2,312,092
Integer Holdings Corp.(a)	6,429	533,286
Laboratory Corp. of America Holdings(a)	608	105,597
McKesson Corp.	3,388	449,418
MEDNAX, Inc.(a)(b)	369	17,218
Molina Healthcare, Inc.(a)(b)	245	36,432
National Research Corp., Class A	3,692	142,511
Penumbra, Inc.(a)	2,605	389,969
Premier, Inc., Class A(a)	207	9,476
Qualicorp Consultoria e Corretora de Seguros SA	15,700	64,067
Quest Diagnostics, Inc.	1,954	210,856
Select Medical Holdings Corp.(a)	1,377	25,337
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	46,200	137,757
Sinopharm Group Co. Ltd., Class H	82,800	405,097

8

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services (continued)
Surgery Partners, Inc.(a)	852	$14,058
U.S. Physical Therapy, Inc.	3,230	383,078
UnitedHealth Group, Inc.	5,714	1,520,153
Universal Health Services, Inc., Class B	1,104	141,135
WellCare Health Plans, Inc.(a)	3,718	1,191,582

		14,998,460
Health Care Technology — 0.5%
athenahealth, Inc.(a)	160	21,376
Castlight Health, Inc., Class B(a)	18,016	48,643
Cerner Corp.(a)	652	41,995
Evolent Health, Inc., Class A(a)(b)	1,386	39,363
Medidata Solutions, Inc.(a)(b)	2,855	209,300
Omnicell, Inc.(a)(b)	8,226	591,450
Veeva Systems, Inc., Class A(a)	15,474	1,684,654

		2,636,781
Hotels, Restaurants & Leisure — 2.8%
BJ’s Restaurants, Inc.(b)	5,425	391,685
Bloomin’ Brands, Inc.	7,982	157,964
Boyd Gaming Corp.(b)	22,022	745,445
Caesars Entertainment Corp.(a)(b)	2,372	24,313
Carnival Corp.	11,217	715,308
Carrols Restaurant Group, Inc.(a)	17,260	251,996
Century Casinos, Inc.(a)	9,795	73,071
Cheesecake Factory, Inc.(b)	6,183	331,038
Chipotle Mexican Grill, Inc.(a)	443	201,352
Choice Hotels International, Inc.	138	11,495
Darden Restaurants, Inc.	12,829	1,426,457
Domino’s Pizza, Inc.	1,133	334,008
Dunkin’ Brands Group, Inc.	331	24,401
Extended Stay America, Inc.	755	15,274
Genting Bhd	283,800	535,509
Hilton Grand Vacations, Inc.(a)	386	12,777
Hotel Shilla Co. Ltd.	4,222	412,840
Hyatt Hotels Corp., Class A	181	14,406
International Game Technology PLC(b)	391	7,722
J Alexander’s Holdings, Inc.(a)	11,205	133,339
Jubilant Foodworks Ltd.	2,468	41,891
Las Vegas Sands Corp.	27,522	1,632,880
Marcus Corp.	10,330	434,376
Marriott International, Inc., Class A	1,262	166,622
Marriott Vacations Worldwide Corp.	5,373	600,433
McDonald’s Corp.	16,715	2,796,252
Pinnacle Entertainment, Inc.(a)	2,980	100,396
Planet Fitness, Inc., Class A(a)	1,849	99,901
Red Rock Resorts, Inc., Class A	3,584	95,514
Ruth’s Hospitality Group, Inc.	856	27,007
SeaWorld Entertainment, Inc.(a)	7,526	236,542
Shake Shack, Inc., Class A(a)	5,570	350,966
Six Flags Entertainment Corp.(b)	285	19,899
Starbucks Corp.	12,297	698,961
Texas Roadhouse, Inc.	16,928	1,172,941
Wendy’s Co.	751	12,872

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Destinations, Inc.	391	$16,954
Wyndham Hotels & Resorts, Inc.	391	21,728
Yum China Holdings, Inc.	1,479	51,928
Yum! Brands, Inc.	6,111	555,551

		14,954,014
Household Durables — 1.1%
Beazer Homes USA, Inc.(a)(b)	8,008	84,084
Century Communities, Inc.(a)	8,344	219,014
Garmin Ltd.(b)	9,617	673,671
GoPro, Inc., Class A(a)(b)	11,630	83,736
Haier Electronics Group Co. Ltd.(a)	140,000	379,028
Helen of Troy Ltd.(a)	1,428	186,925
La-Z-Boy, Inc.	4,846	153,134
Lennar Corp., Class B	61	2,348
LG Electronics, Inc.	25,720	1,645,839
M/I Homes, Inc.(a)	12,925	309,295
MDC Holdings, Inc.(b)	30,887	913,637
Meritage Homes Corp.(a)	5,101	203,530
PulteGroup, Inc.	389	9,636
Roku, Inc.(a)	3,266	238,516
Skyworth Digital Holdings Ltd.	30,000	8,467
Tempur Sealy International, Inc.(a)(b)	184	9,734
William Lyon Homes, Class A(a)(b)	18,011	286,195
ZAGG, Inc.(a)(b)	16,942	249,894

		5,656,683
Household Products — 1.0%
Central Garden & Pet Co.(a)(b)	783	28,219
Central Garden & Pet Co., Class A(a)	1,505	49,876
Church & Dwight Co., Inc.	8,565	508,504
Clorox Co.	2,673	402,046
Colgate-Palmolive Co.	3,573	239,212
Energizer Holdings, Inc.	235	13,783
Hindustan Unilever Ltd.	87,034	1,931,558
Kimberly-Clark Corp.	4,626	525,699
Procter & Gamble Co.	19,503	1,623,235
Spectrum Brands Holdings, Inc.	167	12,478

		5,334,610
Independent Power and Renewable Electricity Producers — 0.2%
Atlantic Power Corp.(a)	19,462	42,816
Clearway Energy, Inc.	35,158	670,168
Glow Energy PCL — NVDR	22,300	60,690
NRG Energy, Inc.	1,256	46,974
Zhejiang Zheneng Electric Power Co. Ltd.	52,400	38,678

		859,326
Industrial Conglomerates — 0.1%
BWX Technologies, Inc.	397	24,828
Carlisle Cos., Inc.	238	28,988
Far Eastern New Century Corp.	165,000	192,942
Hanwha Aerospace Co. Ltd.(a)	1,941	44,434
Honeywell International, Inc.	1,206	200,679

9

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Industrial Conglomerates (continued)
KOC Holding AS	33,320	$94,118
Seaboard Corp.	1	3,710

		589,699
Insurance — 3.2%
Aflac, Inc.	1,607	75,641
Alleghany Corp.	106	69,168
Allstate Corp.	21,641	2,135,967
American Financial Group, Inc.	10,487	1,163,742
American International Group, Inc.	5,642	300,380
American National Insurance Co.	164	21,204
Aon PLC	1,156	177,770
Aspen Insurance Holdings Ltd.	235	9,823
Assurant, Inc.	690	74,485
Assured Guaranty Ltd.	441	18,623
Athene Holding Ltd., Class A(a)	11,753	607,160
Axis Capital Holdings Ltd.	1,280	73,869
Brighthouse Financial, Inc.(a)	586	25,925
Brown & Brown, Inc.	917	27,116
China Life Insurance Co. Ltd.	280,900	282,443
China Life Insurance Co. Ltd., Class A	11	36
China Life Insurance Co. Ltd., Class H	591,000	1,343,126
China Pacific Insurance Group Co. Ltd., Class H	99,000	380,416
China Taiping Insurance Holdings Co. Ltd.	132,600	464,576
Cincinnati Financial Corp.	569	43,705
CNA Financial Corp.	113	5,158
CNO Financial Group, Inc.	17,617	373,833
Employers Holdings, Inc.	11,806	534,812
Erie Indemnity Co., Class A	99	12,625
Everest Re Group Ltd.	670	153,075
Fidelity National Financial, Inc.	2,553	100,461
First American Financial Corp.(b)	9,459	487,990
Greenlight Capital Re Ltd., Class A(a)(b)	7,279	90,260
Hanover Insurance Group, Inc.	169	20,850
Hartford Financial Services Group, Inc.	13,789	688,898
James River Group Holdings Ltd.	3,766	160,507
Kemper Corp.	737	59,292
Kinsale Capital Group, Inc.	1,108	70,757
Lincoln National Corp.	5,710	386,339
Loews Corp.	4,222	212,071
Markel Corp.(a)	31	36,843
Marsh & McLennan Cos., Inc.	3,830	316,818
Mercury General Corp.	110	5,518
MetLife, Inc.	7,778	363,388
Navigators Group, Inc.	1,181	81,607
New China Life Insurance Co. Ltd., Class H	25,100	120,007
Old Republic International Corp.	1,131	25,312
Ping An Insurance Group Co. of China Ltd., Class H	156,000	1,580,311

Security	Shares	Value
Insurance (continued)
Powszechny Zaklad Ubezpieczen SA	96,666	$1,040,286
Principal Financial Group, Inc.	2,902	170,028
Progressive Corp.	16,702	1,186,510
Protective Insurance Corp., Class B	7,018	161,063
Prudential Financial, Inc.	2,411	244,282
Reinsurance Group of America, Inc.	41	5,927
RenaissanceRe Holdings Ltd.	557	74,404
RLI Corp.	1,133	89,031
Torchmark Corp.	1,971	170,866
Travelers Cos., Inc.	2,543	329,852
Unum Group	4,645	181,480
W.R. Berkley Corp.	873	69,779
White Mountains Insurance Group Ltd.	12	11,230
Willis Towers Watson PLC	340	47,920

		16,964,565
Internet & Direct Marketing Retail — 1.3%
Amazon.com, Inc.(a)	2,866	5,740,598
Booking Holdings, Inc.(a)	75	148,800
Netflix, Inc.(a)	1,968	736,288
Nutrisystem, Inc.(b)	5,495	203,590
Overstock.com, Inc.(a)(b)	2,086	57,782
PetMed Express, Inc.(b)	646	21,324
Wayfair, Inc., Class A(a)	224	33,078

		6,941,460
Internet Software & Services — 5.5%
Alibaba Group Holding Ltd. — ADR(a)	38,582	6,356,770
Alphabet, Inc., Class A(a)	1,848	2,230,684
Alphabet, Inc., Class C(a)	2,529	3,018,286
Alteryx, Inc., Class A(a)(b)	487	27,861
Appfolio, Inc., Class A(a)	331	25,950
Baidu, Inc. — ADR(a)	2,273	519,790
Bandwidth, Inc., Class A(a)	1,326	71,034
Box, Inc., Class A(a)(b)	9,711	232,190
Care.com, Inc.(a)	15,516	343,059
Cargurus, Inc.(a)	5,361	298,554
DHI Group, Inc.(a)	43,197	90,714
DocuSign, Inc.(a)(b)	99	5,204
eBay, Inc.(a)	2,408	79,512
Envestnet, Inc.(a)	2,948	179,681
EverQuote, Inc., Class A(a)(b)	1,326	19,704
Facebook, Inc., Class A(a)(b)	26,702	4,391,411
GoDaddy, Inc., Class A(a)	4,325	360,662
GrubHub, Inc.(a)	4,149	575,134
Hortonworks, Inc.(a)	15,215	347,054
LivePerson, Inc.(a)	5,392	139,922
LogMeIn, Inc.	205	18,266
Match Group, Inc.(a)(b)	206	11,930
New Relic, Inc.(a)	7,345	692,119
Nutanix, Inc., Class A(a)(b)	425	18,156
Okta, Inc.(a)	3,355	236,058
Perficient, Inc.(a)	5,586	148,867

10

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet Software & Services (continued)
QuinStreet, Inc.(a)	4,245	$57,605
SendGrid, Inc.(a)	532	19,572
SINA Corp.(a)	12,470	866,416
Sohu.com Ltd., ADR(a)(b)	13,323	264,861
SPS Commerce, Inc.(a)	5,655	561,202
TechTarget, Inc.(a)	6,491	126,055
Tencent Holdings Ltd.	80,800	3,299,131
Trade Desk, Inc., Class A(a)	1,925	290,502
TrueCar, Inc.(a)	1,168	16,469
Twilio, Inc., Class A(a)	4,336	374,110
Twitter, Inc.(a)	494	14,059
VeriSign, Inc.(a)	54	8,647
XO Group, Inc.(a)	403	13,895
Yandex NV, Class A(a)	26,659	876,815
Yelp, Inc.(a)(b)	30,536	1,502,371
Yext, Inc.(a)	8,163	193,463
Zillow Group, Inc., Class A(a)	221	9,768

		28,933,513
IT Services — 2.6%
Accenture PLC, Class A	1,673	284,745
Amdocs Ltd.	571	37,675
Automatic Data Processing, Inc.	2,640	397,742
Black Knight, Inc.(a)	567	29,456
Booz Allen Hamilton Holding Corp.	30,220	1,499,819
Broadridge Financial Solutions, Inc.	909	119,943
Cognizant Technology Solutions Corp., Class A	1,680	129,612
Conduent, Inc.(a)	761	17,138
CoreLogic, Inc.(a)	325	16,058
CSG Systems International, Inc.	7,873	316,022
EPAM Systems, Inc.(a)	202	27,815
Euronet Worldwide, Inc.(a)	196	19,643
Fidelity National Information Services, Inc.	14,968	1,632,560
First Data Corp., Class A(a)	19,718	482,499
Fiserv, Inc.(a)	2,498	205,785
Genpact Ltd.	587	17,968
GreenSky, Inc., Class A(a)	4,057	73,026
Hackett Group, Inc.	5,654	113,928
Infosys Ltd.	79,052	794,143
Infosys Ltd. — ADR(b)	115,952	1,179,232
International Business Machines Corp.(b)	3,174	479,940
ManTech International Corp., Class A	660	41,778
Mastercard, Inc., Class A	11,934	2,656,628
Mindtree Ltd.	5,444	77,631
Mphasis Ltd.	19,582	317,019
Paychex, Inc.	1,722	126,825
PayPal Holdings, Inc.(a)	2,452	215,384
Perspecta, Inc.	6,952	178,805
Square, Inc., Class A(a)	1,104	109,307
Switch, Inc., Class A(b)	145	1,566
Syntel, Inc.(a)(b)	2,028	83,107

Security	Shares	Value
IT Services (continued)
Tata Consultancy Services Ltd.	27,060	$815,183
Teradata Corp.(a)	483	18,214
Total System Services, Inc.	3,544	349,935
Visa, Inc., Class A	6,817	1,023,163
WEX, Inc.(a)	164	32,925

		13,922,219
Leisure Products — 0.1%
Brunswick Corp.	346	23,189
Callaway Golf Co.	3,937	95,630
Malibu Boats, Inc., Class A(a)	2,941	160,931
MCBC Holdings, Inc.(a)	14,569	522,736

		802,486
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	1,606	113,287
Bio-Rad Laboratories, Inc., Class A(a)	84	26,291
Bio-Techne Corp.	148	30,208
Bruker Corp.	401	13,414
Charles River Laboratories International, Inc.(a)	189	25,428
Enzo Biochem, Inc.(a)	19,880	81,906
Harvard Bioscience, Inc.(a)	11,236	58,989
Illumina, Inc.(a)	737	270,523
Medpace Holdings, Inc.(a)	5,658	338,971
Mettler-Toledo International, Inc.(a)	154	93,783
NanoString Technologies, Inc.(a)	5,129	91,450
NeoGenomics, Inc.(a)	7,531	115,601
PerkinElmer, Inc.	439	42,702
PRA Health Sciences, Inc.(a)	2,570	283,188
QIAGEN NV(a)	885	33,524
Thermo Fisher Scientific, Inc.	2,004	489,136
Waters Corp.(a)	515	100,260

		2,208,661
Machinery — 2.0%
Alamo Group, Inc.	4,391	402,260
Allison Transmission Holdings, Inc.	482	25,069
Altra Industrial Motion Corp.(b)	9,088	375,334
Colfax Corp.(a)(b)	355	12,801
Crane Co.	13,333	1,311,301
Donaldson Co., Inc.	519	30,237
Doosan Infracore Co. Ltd.(a)	33,552	296,292
ESCO Technologies, Inc.	2,781	189,247
Gardner Denver Holdings, Inc.(a)	425	12,045
Gates Industrial Corp. PLC(a)	177	3,452
Global Brass & Copper Holdings, Inc.	7,853	289,776
Graco, Inc.	660	30,584
Greenbrier Cos., Inc.(b)	1,304	78,370
Hiwin Technologies Corp.	5,000	41,312
Hurco Cos., Inc.	388	17,499
Illinois Tool Works, Inc.(b)	10,437	1,472,869
Ingersoll-Rand PLC	2,094	214,216
Iochpe-Maxion SA	72,818	344,387

11

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
ITT, Inc.	776	$47,538
Jain Irrigation Systems Ltd.	38,889	32,778
Lincoln Electric Holdings, Inc.	251	23,453
Lonking Holdings Ltd.	643,000	207,016
Meritor, Inc.(a)	881	17,056
Miller Industries, Inc.	1,500	40,350
Nordson Corp.(b)	231	32,086
Oshkosh Corp.	4,115	293,153
PACCAR, Inc.(b)	13,067	891,039
Proto Labs, Inc.(a)	1,782	288,238
Randon Participacoes SA, Preference Shares	72,625	112,573
Rexnord Corp.(a)	16,201	498,991
Sany Heavy Industry Co. Ltd., Class A	76,850	99,272
Sinotruk Hong Kong Ltd.(b)	37,500	81,816
Terex Corp.(b)	272	10,856
Timken Co.	274	13,659
Toro Co.	419	25,127
Trinity Industries, Inc.	587	21,508
Valmont Industries, Inc.	89	12,326
Wabash National Corp.	2,754	50,205
Watts Water Technologies, Inc., Class A	11,294	937,402
WEG SA	120,590	589,730
Weichai Power Co. Ltd., Class A	35,500	44,158
Weichai Power Co. Ltd., Class H	693,000	857,896
Welbilt, Inc.(a)	519	10,837

		10,386,114
Marine — 0.0%
Kirby Corp.(a)(b)	235	19,329

Media — 1.4%
AMC Entertainment Holdings, Inc., Class A	3,401	69,721
AMC Networks, Inc., Class A(a)	177	11,742
Astro Malaysia Holdings Bhd	246,500	87,614
Cable One, Inc.	17	15,021
CBS Corp., Class B	1,258	72,272
Central European Media Enterprises Ltd., Class A(a)(b)	14,034	52,628
Charter Communications, Inc., Class A(a)	426	138,825
Cheil Worldwide, Inc.	4,479	87,460
Cinemark Holdings, Inc.	427	17,165
Comcast Corp., Class A	26,279	930,539
Discovery, Inc., Class C(a)	1,064	31,473
Emerald Expositions Events, Inc.	9,755	160,762
Entravision Communications Corp., Class A	28,782	141,032
EW Scripps Co., Class A(b)	7,530	124,245
GCI Liberty, Inc., Class A(a)	402	20,502
Grupo Televisa SAB CPO	30,231	107,490
Interpublic Group of Cos., Inc.	5,542	126,746

Security	Shares	Value
Media (continued)
John Wiley & Sons, Inc., Class A	178	$10,787
Liberty Broadband Corp., Class A(a)(b)	102	8,602
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	14,828	644,128
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	2,869	124,658
Liberty Media Corp. — Liberty Formula One, Class A(a)(b)	98	3,487
Lions Gate Entertainment Corp., Class A	196	4,780
Lions Gate Entertainment Corp., Class B	382	8,901
Madison Square Garden Co., Class A(a)	74	23,334
McClatchy Co., Class A(a)(b)	3,428	29,172
MSG Networks, Inc., Class A(a)(b)	5,788	149,330
Naspers Ltd., Class N	7,227	1,556,326
New Media Investment Group, Inc.	19,035	298,659
News Corp., Class B	484	6,582
Sinclair Broadcast Group, Inc., Class A	2,624	74,390
Sirius XM Holdings, Inc.(b)	4,452	28,137
Smiles Fidelidade SA	3,200	36,449
Townsquare Media, Inc., Class A	4,970	38,915
Tribune Media Co., Class A	350	13,451
Twenty-First Century Fox, Inc., Class A	1,800	83,394
Twenty-First Century Fox, Inc., Class B	69	3,162
Viacom, Inc., Class A	40	1,462
Viacom, Inc., Class B	13,996	472,505
Walt Disney Co.	5,554	649,485
World Wrestling Entertainment, Inc., Class A(b)	7,685	743,370

		7,208,703
Metals & Mining — 1.9%
Alcoa Corp.(a)	746	30,138
Anglo American Platinum Ltd.	15,256	498,766
Anglo American PLC	89,517	2,019,923
AngloGold Ashanti Ltd.	12,071	104,303
Freeport-McMoRan, Inc.	2,802	39,004
Gold Fields Ltd.	26,031	62,374
Hindalco Industries Ltd.	519,722	1,647,466
Hochschild Mining PLC	35,105	74,639
Industrias Penoles SAB de CV	584	10,060
Jiangxi Copper Co. Ltd., Class H	223,000	259,394
Kaiser Aluminum Corp.	1,473	160,645
Kumba Iron Ore Ltd.	6,955	157,590
Magnitogorsk Iron & Steel Works PJSC	948,534	754,917
Magnitogorsk Iron & Steel Works PJSC, — GDR	1,295	13,371
Materion Corp.	1,456	88,088
Newmont Mining Corp.	3,168	95,674
Nucor Corp.	80	5,076
Olympic Steel, Inc.	5,123	106,917
POSCO	1,945	516,294
POSCO — ADR	2,046	135,036

12

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining (continued)
Reliance Steel & Aluminum Co.	4,655	$397,025
Royal Gold, Inc.	260	20,036
Ryerson Holding Corp.(a)	22,321	252,227
Schnitzer Steel Industries, Inc., Class A	26,726	722,938
Severstal PAO — GDR	44,609	742,964
Severstal PJSC	26,548	441,794
Southern Copper Corp.(b)	329	14,193
Steel Dynamics, Inc.	2,178	98,424
TimkenSteel Corp.(a)(b)	6,186	91,986
United States Steel Corp.	704	21,458
Universal Stainless & Alloy Products, Inc.(a)	1,464	37,347
Worthington Industries, Inc.	7,820	339,075
Zijin Mining Group Co. Ltd., Class H	566,000	217,436

		10,176,578
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
KKR Real Estate Finance Trust, Inc.	2,497	50,365
Two Harbors Investment Corp.	981	14,646

		65,011
Multi-Utilities — 0.3%
Ameren Corp.	964	60,944
Avista Corp.	3,681	186,111
Black Hills Corp.(b)	4,632	269,073
CenterPoint Energy, Inc.	4,616	127,632
Consolidated Edison, Inc.	8,027	611,577
DTE Energy Co.	668	72,899
MDU Resources Group, Inc.	775	19,910
Public Service Enterprise Group, Inc.	258	13,620
Vectren Corp.	332	23,735

		1,385,501
Multiline Retail — 0.4%
Burlington Stores, Inc.(a)	266	43,337
Dillard’s, Inc., Class A(b)	3,045	232,455
Matahari Department Store Tbk PT	401,100	186,393
Nordstrom, Inc.(b)	709	42,405
Target Corp.	20,280	1,788,899
Woolworths Holdings Ltd.	17,149	60,123

		2,353,612
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc.(a)(b)	1,168	29,434

Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	23,596	1,590,606
Andeavor	528	81,048
Apache Corp.(b)	404	19,259
Approach Resources, Inc.(a)(b)	22,297	49,722
Bukit Asam Persero Tbk PT	1,135,700	328,944
Cabot Oil & Gas Corp.(b)	2,980	67,110
Centennial Resource Development, Inc., Class A(a)(b)	731	15,972
Chesapeake Energy Corp.(a)	3,590	16,119

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	8,213	$1,004,286
China Petroleum & Chemical Corp., ADR	10,950	1,099,818
China Petroleum & Chemical Corp., Class H	1,548,000	1,555,351
Cimarex Energy Co.	295	27,417
CNOOC Ltd.	288,000	570,276
CNX Resources Corp.(a)	857	12,264
Concho Resources, Inc.(a)	185	28,259
ConocoPhillips	28,989	2,243,749
CONSOL Energy, Inc.(a)	4,065	165,893
Continental Resources, Inc.(a)(b)	2,345	160,117
CVR Energy, Inc.	837	33,664
Denbury Resources, Inc.(a)	12,316	76,359
Devon Energy Corp.	2,583	103,165
Eclipse Resources Corp.(a)	49,750	59,202
Energen Corp.(a)	349	30,073
EOG Resources, Inc.	2,270	289,584
Evolution Petroleum Corp.(b)	25,919	286,405
Extraction Oil & Gas, Inc.(a)	439	4,956
Exxon Mobil Corp.	19,186	1,631,194
Hess Corp.	1,666	119,252
HollyFrontier Corp.	1,932	135,047
Kosmos Energy Ltd.(a)(b)	943	8,817
Laredo Petroleum, Inc.(a)	12,785	104,453
Lukoil PJSC	10,042	769,773
Lukoil PJSC — ADR	25,083	1,920,690
Marathon Oil Corp.	5,743	133,697
Marathon Petroleum Corp.	3,278	262,142
Matador Resources Co.(a)(b)	2,086	68,942
Murphy Oil Corp.	655	21,838
Newfield Exploration Co.(a)	2,542	73,286
Noble Energy, Inc.	38,729	1,207,957
Novatek PJSC — GDR	7,573	1,388,973
Oasis Petroleum, Inc.(a)(b)	29,588	419,558
Occidental Petroleum Corp.	24,760	2,034,529
Pacific Ethanol, Inc.(a)(b)	54,740	104,006
Par Pacific Holdings, Inc.(a)	5,149	105,040
PBF Energy, Inc., Class A	469	23,408
PDC Energy, Inc.(a)	2,607	127,639
Penn Virginia Corp.(a)	1,355	109,132
PetroChina Co. Ltd., ADR	6,231	507,453
PetroChina Co. Ltd., Class H	1,400,000	1,133,154
Petronet LNG Ltd.	236,992	735,069
Phillips 66	18,048	2,034,371
Pioneer Natural Resources Co.	284	49,470
Plains GP Holdings LP, Class A(a)	4,126	101,211
Polski Koncern Naftowy ORLEN SA	44,619	1,223,053
PTT Exploration & Production PCL — NVDR	25,300	121,422
QEP Resources, Inc.(a)	939	10,629
Range Resources Corp.(b)	842	14,306
Renewable Energy Group, Inc.(a)	4,495	129,456
REX American Resources Corp.(a)	526	39,739

13

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Riviera Resources Inc/Linn(a)	2,496	$53,539
Scorpio Tankers, Inc.(b)	12,331	24,785
SM Energy Co.	443	13,968
Thai Oil PCL — NVDR	125,700	344,178
Valero Energy Corp.	2,850	324,187
Whiting Petroleum Corp.(a)	358	18,988
World Fuel Services Corp.	10,988	304,148
WPX Energy, Inc.(a)	1,585	31,890

		27,904,007
Paper & Forest Products — 0.2%
Boise Cascade Co.	11,013	405,278
Domtar Corp.	248	12,938
Mondi Ltd.	3,600	98,863
Nine Dragons Paper Holdings Ltd.	354,000	381,722
Sappi Ltd.	19,909	124,896

		1,023,697
Personal Products — 0.6%
Coty, Inc., Class A	3,830	48,105
Estee Lauder Cos., Inc., Class A	5,427	788,651
Herbalife Nutrition Ltd.(a)	6,687	364,776
Hypera SA	163,734	1,156,280
Inter Parfums, Inc.(b)	1,016	65,481
Nu Skin Enterprises, Inc., Class A	219	18,050
TCI Co. Ltd.	19,000	305,450
USANA Health Sciences, Inc.(a)	2,722	328,137

		3,074,930
Pharmaceuticals — 2.9%
Allergan PLC	2,510	478,105
Assembly Biosciences, Inc.(a)	2,292	85,125
Bristol-Myers Squibb Co.	45,450	2,821,536
Catalent, Inc.(a)	570	25,963
Corcept Therapeutics, Inc.(a)(b)	14,046	196,925
Dermira, Inc.(a)(b)	10,238	111,594
Dr. Reddy’s Laboratories Ltd.	2,593	90,301
Dr. Reddy’s Laboratories Ltd. — ADR	2,922	101,101
Eli Lilly & Co.	11,664	1,251,664
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	20,000	71,137
Intersect ENT, Inc.(a)	12,491	359,116
Jazz Pharmaceuticals PLC(a)	697	117,187
Johnson & Johnson	16,306	2,253,000
Jubilant Life Sciences Ltd.	25,332	256,149
Merck & Co., Inc.	36,600	2,596,404
Mylan NV(a)	2,941	107,641
Nektar Therapeutics(a)	2,110	128,626
Perrigo Co. PLC	949	67,189
Pfizer, Inc.	34,265	1,510,058
Phibro Animal Health Corp., Class A	13,987	600,042
Prestige Brands Holdings, Inc.(a)(b)	4,676	177,174
Revance Therapeutics, Inc.(a)	10,700	265,895

Security	Shares	Value
Pharmaceuticals (continued)
Richter Gedeon Nyrt	7,756	$145,051
Zoetis, Inc.	12,994	1,189,731
Zogenix, Inc.(a)(b)	6,117	303,403

		15,310,117
Professional Services — 1.0%
ASGN, Inc.(a)	4,396	346,976
CoStar Group, Inc.(a)	89	37,455
CRA International, Inc.	4,038	202,788
Dun & Bradstreet Corp.	148	21,092
Equifax, Inc.	998	130,309
Insperity, Inc.	19,147	2,258,389
Kforce, Inc.	21,788	819,229
Korn/Ferry International	393	19,351
ManpowerGroup, Inc.	4,089	351,491
Nielsen Holdings PLC	1,453	40,190
Paylocity Holding Corp.(a)	3,666	294,453
Robert Half International, Inc.	4,198	295,455
TransUnion	1,140	83,881
Verisk Analytics, Inc.(a)	1,555	187,455

		5,088,514
Real Estate Management & Development — 0.7%
Ayala Land, Inc.	629,400	466,543
CareTrust REIT, Inc.	41,202	729,687
Central Pattana PCL — NVDR	88,900	228,163
China Overseas Land & Investment Ltd.	204,000	638,709
China Vanke Co. Ltd., Class H	218,700	720,998
Emaar Properties PJSC	94,788	127,776
Howard Hughes Corp.(a)	155	19,254
KWG Property Holding Ltd.(a)	304,500	278,645
Realogy Holdings Corp.(b)	507	10,465
RiseSun Real Estate Development Co. Ltd., Class A	55,872	64,985
Shimao Property Holdings Ltd.	154,000	382,436
Yuexiu Property Co. Ltd.	1,022,000	182,402

		3,850,063
Road & Rail — 0.5%
Covenant Transportation Group, Inc., Class A(a)	1,820	52,889
CSX Corp.	1,753	129,810
Daqin Railway Co. Ltd., Class A	274,700	328,810
Genesee & Wyoming, Inc., Class A(a)	238	21,656
Landstar System, Inc.	3,187	388,814
Marten Transport Ltd.	9,184	193,323
Norfolk Southern Corp.	963	173,822
Ryder System, Inc.	208	15,199
Schneider National, Inc., Class B	189	4,721
Union Pacific Corp.	1,462	238,057
Universal Logistics Holdings, Inc.	17,638	649,078

14

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Road & Rail (continued)
Werner Enterprises, Inc.(b)	9,765	$345,193

		2,541,372
Semiconductors & Semiconductor Equipment — 2.8%
Alpha & Omega Semiconductor Ltd.(a)(b)	9,444	109,834
Ambarella, Inc.(a)(b)	2,357	91,169
Amkor Technology, Inc.(a)	60,109	444,205
Applied Materials, Inc.	5,898	227,958
Axcelis Technologies, Inc.(a)(b)	1,673	32,874
Broadcom, Inc.	2,250	555,142
Chipbond Technology Corp.	34,000	65,593
Cirrus Logic, Inc.(a)	12,678	489,371
Cypress Semiconductor Corp.	1,431	20,735
Diodes, Inc.(a)	12,038	400,745
First Solar, Inc.(a)	327	15,833
Holtek Semiconductor, Inc.	14,000	36,353
Integrated Device Technology, Inc.(a)	7,568	355,772
Intel Corp.(b)	33,236	1,571,730
Maxim Integrated Products, Inc.	26,948	1,519,598
MediaTek, Inc.	54,000	435,730
Micron Technology, Inc.(a)	1,079	48,803
MKS Instruments, Inc.	216	17,312
Monolithic Power Systems, Inc.	1,383	173,608
Nanometrics, Inc.(a)	6,222	233,449
Novatek Microelectronics Corp.	152,000	750,097
NVIDIA Corp.	1,324	372,070
NXP Semiconductors NV	1,365	116,707
Powertech Technology, Inc.	47,000	128,055
QUALCOMM, Inc.	3,255	234,458
Silicon Works Co. Ltd.	2,719	99,415
Taiwan Semiconductor Manufacturing Co. Ltd.	539,000	4,599,574
Teradyne, Inc.	763	28,216
Texas Instruments, Inc.	1,140	122,311
Xilinx, Inc.	21,046	1,687,258

		14,983,975
Software — 4.8%
Activision Blizzard, Inc.	6,238	518,939
Adobe Systems, Inc.(a)	5,945	1,604,853
American Software, Inc., Class A	2,052	24,891
ANSYS, Inc.(a)	391	72,992
Aspen Technology, Inc.(a)	285	32,464
Atlassian Corp. PLC, Class A(a)	367	35,283
Autodesk, Inc.(a)	1,798	280,686
CA, Inc.	5,536	244,414
Cadence Design Systems, Inc.(a)	4,150	188,078
CDK Global, Inc.	4,109	257,059
Ceridian HCM Holding, Inc.(a)	94	3,951
Check Point Software Technologies Ltd.(a)	1,428	168,033
Citrix Systems, Inc.(a)	3,053	339,371
Dell Technologies, Inc., Class V(a)	3,289	319,428

Security	Shares	Value
Software (continued)
Electronic Arts, Inc.(a)	2,562	$308,695
Fair Isaac Corp.(a)	117	26,740
FireEye, Inc.(a)	752	12,784
Fortinet, Inc.(a)	2,673	246,638
Guidewire Software, Inc.(a)	319	32,222
Intuit, Inc.	3,324	755,878
Manhattan Associates, Inc.(a)	265	14,469
Microsoft Corp.	86,864	9,934,636
MicroStrategy, Inc., Class A(a)(b)	6,167	867,203
MobileIron, Inc.(a)	9,210	48,813
Model N, Inc.(a)	5,040	79,884
Nuance Communications, Inc.(a)	1,174	20,334
Oracle Corp.	21,560	1,111,634
Paycom Software, Inc.(a)(b)	198	30,771
Pegasystems, Inc.	150	9,390
Progress Software Corp.	10,477	369,733
Proofpoint, Inc., Class A(a)	201	21,372
PTC, Inc.(a)	457	48,529
RealPage, Inc.(a)	280	18,452
Red Hat, Inc.(a)	2,231	304,041
salesforce.com, Inc.(a)	4,831	768,274
ServiceNow, Inc.(a)(b)	1,604	313,790
Splunk, Inc.(a)	1,573	190,191
SS&C Technologies Holdings, Inc.	249	14,151
Symantec Corp.	5,113	108,805
Synopsys, Inc.(a)	456	44,966
Tableau Software, Inc., Class A(a)	270	30,170
Take-Two Interactive Software, Inc.(a)	1,046	144,337
Tyler Technologies, Inc.(a)	150	36,759
Ultimate Software Group, Inc.(a)	119	38,341
VMware, Inc., Class A(a)(b)	11,930	1,861,796
Workday, Inc., Class A(a)(b)	1,358	198,241
Workiva, Inc.(a)	10,084	398,318
Yonyou Network Technology Co. Ltd., Class A	13,678	55,353
Zendesk, Inc.(a)	39,912	2,833,752
Zynga, Inc., Class A(a)	3,056	12,255

		25,402,159
Specialty Retail — 2.5%
Aaron’s, Inc.(b)	3,001	163,434
Advance Auto Parts, Inc.	529	89,047
America’s Car-Mart, Inc.(a)	1,552	121,366
American Eagle Outfitters, Inc.	42,423	1,053,363
Asbury Automotive Group, Inc.(a)(b)	11,965	822,594
AutoNation, Inc.(a)	6,022	250,214
AutoZone, Inc.(a)	242	187,719
Best Buy Co., Inc.	3,487	276,728
BMC Stock Holdings, Inc.(a)	4,821	89,912
Caleres, Inc.	1,607	57,627
Citi Trends, Inc.	4,281	123,164
Dick’s Sporting Goods, Inc.	308	10,928
Five Below, Inc.(a)	9,862	1,282,652
Floor & Decor Holdings, Inc., Class A(a)	152	4,586

15

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Foot Locker, Inc.	469	$23,910
Gap, Inc.	5,669	163,551
Home Depot, Inc.	6,098	1,263,201
Home Product Center PCL — NVDR	434,300	212,307
Hudson Ltd., Class A(a)	7,354	165,906
JUMBO SA	2,396	35,608
L Brands, Inc.	3,737	113,231
Lithia Motors, Inc., Class A(b)	2,152	175,732
Lowe’s Cos., Inc.	5,108	586,501
Michaels Cos., Inc.(a)(b)	432	7,011
Mr Price Group Ltd.	2,476	39,932
O’Reilly Automotive, Inc.(a)	721	250,418
Party City Holdco, Inc.(a)	1,874	25,393
Penske Automotive Group, Inc.(b)	21,428	1,015,473
RH(a)	3,308	433,381
Ross Stores, Inc.	3,043	301,561
Shoe Carnival, Inc.(b)	2,983	114,845
Sonic Automotive, Inc., Class A	13,668	264,476
Sportsman’s Warehouse Holdings, Inc.(a)(b)	7,685	44,957
Tiffany & Co.	9,356	1,206,643
TJX Cos., Inc.	15,710	1,759,834
Tractor Supply Co.	2,742	249,193
Ulta Salon Cosmetics & Fragrance, Inc.(a)(b)	962	271,399
Urban Outfitters, Inc.(a)	295	12,066
Williams-Sonoma, Inc.(b)	332	21,819
Zumiez, Inc.(a)	5,101	134,411

		13,426,093
Technology Hardware, Storage & Peripherals — 3.4%
Acer, Inc.(a)	231,000	190,796
Apple, Inc.	37,688	8,507,689
Chicony Electronics Co. Ltd.	72,000	145,764
Foxconn Technology Co. Ltd.	39,000	95,173
Hewlett Packard Enterprise Co.	4,445	72,498
HP, Inc.	25,372	653,837
Lenovo Group Ltd.	1,096,000	798,539
NCR Corp.(a)	471	13,381
NetApp, Inc.	982	84,344
Pure Storage, Inc., Class A(a)(b)	39,398	1,022,378
Qisda Corp.	52,000	33,904
Quanta Computer, Inc.	100,000	174,259
Samsung Electronics Co. Ltd.	141,932	5,939,975
Samsung Electronics Co. Ltd. — GDR	253	265,083

		17,997,620
Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.	184	18,142
Columbia Sportswear Co.	122	11,355
Crocs, Inc.(a)	6,660	141,791
Delta Apparel, Inc.(a)	1,348	23,981
LPP SA	103	240,962

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc.(a)	3,725	$605,275
Michael Kors Holdings Ltd.(a)	8,426	577,687
NIKE, Inc., Class B	8,402	711,817
Perry Ellis International, Inc.(a)	726	19,842
Ralph Lauren Corp.(b)	776	106,739
Rocky Brands, Inc.	5,122	144,953
Skechers U.S.A., Inc., Class A(a)	528	14,747
VF Corp.	5,652	528,179
Wolverine World Wide, Inc.(b)	1,915	74,781

		3,220,251
Thrifts & Mortgage Finance — 1.2%
Essent Group Ltd.(a)	16,041	709,814
Federal Agricultural Mortgage Corp., Class C	3,402	245,556
First Defiance Financial Corp.	10,312	310,494
Flagstar Bancorp, Inc.(a)	19,693	619,739
Housing Development Finance Corp. Ltd.	60,366	1,461,217
Ladder Capital Corp.	30,853	522,650
Meridian Bancorp, Inc.	12,378	210,426
MGIC Investment Corp.(a)	10,410	138,557
Radian Group, Inc.	10,512	217,283
Riverview Bancorp, Inc.	37,038	327,416
TFS Financial Corp.	197	2,957
United Community Financial Corp.	15,735	152,157
Washington Federal, Inc.	44,699	1,430,368

		6,348,634
Tobacco — 0.4%
Altria Group, Inc.	10,394	626,862
Philip Morris International, Inc.	10,387	846,956
Vector Group Ltd.(b)	34,895	480,854

		1,954,672
Trading Companies & Distributors — 0.7%
Air Lease Corp.	388	17,801
Applied Industrial Technologies, Inc.	10,200	798,150
Barloworld Ltd.	62,507	544,525
DXP Enterprises, Inc.(a)	2,510	100,576
H&E Equipment Services, Inc.	14,341	541,803
LG International Corp.	13,864	276,670
MRC Global, Inc.(a)	6,846	128,499
MSC Industrial Direct Co., Inc., Class A	179	15,772
Posco Daewoo Corp.	9,154	172,718
Rush Enterprises, Inc., Class A	23,831	936,797
United Rentals, Inc.(a)	503	82,291
Univar, Inc.(a)	458	14,042
Watsco, Inc.	127	22,619

16

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Trading Companies & Distributors (continued)
WESCO International, Inc.(a)	187	$11,491

		3,663,754
Transportation Infrastructure — 0.2%
DP World Ltd.	1,772	33,845
Grupo Aeroportuario del Centro Norte SAB de C.V., ADR	1,879	107,009
Grupo Aeroportuario del Centro Norte SAB de CV	99,584	710,136
Macquarie Infrastructure Corp.	318	14,670

		865,660
Water Utilities — 0.0%
American Water Works Co., Inc.	2,054	180,690
Aqua America, Inc.	711	26,236

		206,926
Wireless Telecommunication Services — 1.5%
America Movil SAB de CV, Series L	1,681,175	1,351,121
Boingo Wireless, Inc.(a)	3,457	120,649
China Mobile Ltd.	228,000	2,241,659
China Mobile Ltd. — ADR	24,650	1,206,125
Maxis Bhd	195,600	275,964
RingCentral, Inc., Class A(a)	12,028	1,119,205
Telephone & Data Systems, Inc.	31,005	943,482
TIM Participacoes SA	24,563	71,343
TIM Participacoes SA — ADR	43,321	627,721
Total Access Communication PCL — NVDR	28,800	41,873
Turkcell Iletisim Hizmetleri AS	24,864	47,379
United States Cellular Corp.(a)	52	2,329

		8,048,850

Total Common Stocks — 92.9% (Cost — $438,219,017)		492,735,384

Preferred Stocks — 0.4%

Airlines — 0.0%
Gol Linhas Aereas Inteligentes SA, Preference Shares(a)	17,600	48,156

Banks — 0.3%
Banco Bradesco SA, Preference Shares	38,500	273,315

Security	Shares	Value
Banks (continued)
Itau Unibanco Holding SA, Preference Shares	85,919	$938,853
Itausa — Investimentos Itau SA, Preference Shares	23,200	58,021

		1,270,189
Chemicals — 0.0%
Braskem SA, Preference ‘A’ Shares, Class A	2,558	37,015

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao, Preference Shares	2,200	47,671

Metals & Mining — 0.0%
Gerdau SA, Preference Shares	24,360	103,688

Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA, Preference Shares	62,474	326,250

Total Preferred Stocks — 0.4% (Cost — $1,787,403)		1,832,969

Total Long-Term Investments — 93.3% (Cost — $440,006,420)		494,568,353

Short-Term Securities — 8.6%(d)(f)
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.97%(e)	24,108,285	24,115,517
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.27%	21,437,417	21,437,417

Total Short-Term Securities — 8.6% (Cost — $45,549,371)		45,552,934

Total Investments — 101.9% (Cost — $485,555,791)		540,121,287
Liabilities in Excess of Other Assets — (1.9)%		(9,964,191)

Net Assets — 100.0%		$530,157,096

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

17

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio

(f)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/2017	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,487,600	2,620,685	24,108,285	$24,115,517	$111,851	(b)	$1,098	$3,440
BlackRock Cash Funds: Treasury, SL Agency Shares	43,332,624	(21,895,207)	21,437,417	21,437,417	299,294		—	—

				$45,552,934	$411,145		$1,098	$3,440

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
ARC	Auction Rate Certificates
CME	Chicago Mercantile Exchange
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
MYR	Malaysian Ringgit
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
Radian	Radian Guaranty, Inc.
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
MSCI Emerging Markets E-Mini Index	48	12/21/18	$2,519	$68,902
Russell 2000 E-Mini Index	12	12/21/18	1,020	(9,303)
S&P 500 E-Mini Index	1,830	12/21/18	267,089	787,200

				846,799

Short Contracts:
MSCI Emerging Markets E-Mini Index	2,294	12/21/18	120,401	(1,954,993)
Russell 2000 E-Mini Index	1,353	12/21/18	115,059	1,291,845

				(663,148)

				$183,651

18

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

19

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End (continued)

As of September 30, 2018, the following table summarizes the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$5,773,428	$—	$—	$5,773,428
Air Freight & Logistics	2,341,721	148,857	—	2,490,578
Airlines	1,557,685	—	—	1,557,685
Auto Components	2,191,168	510,506	—	2,701,674
Automobiles	1,055,991	1,282,241	—	2,338,232
Banks	25,326,931	10,133,593	—	35,460,524
Beverages	3,276,030	1,005,820	—	4,281,850
Biotechnology	18,487,969	621,778	—	19,109,747
Building Products	4,433,143	—	—	4,433,143
Capital Markets	9,538,526	540,456	—	10,078,982
Chemicals	9,944,670	1,714,823	—	11,659,493
Commercial Services & Supplies	2,875,511	—	—	2,875,511
Communications Equipment	4,350,886	35,546	—	4,386,432
Construction & Engineering	2,977,991	3,303,068	—	6,281,059
Construction Materials	719,127	232,611	—	951,738
Consumer Finance	3,846,521	—	—	3,846,521
Containers & Packaging	843,884	—	—	843,884
Distributors	357,208	183,679	—	540,887
Diversified Consumer Services	899,003	—	—	899,003
Diversified Financial Services	3,296,001	3,209,291	—	6,505,292
Diversified Telecommunication Services	2,118,853	616,246	—	2,735,099
Electric Utilities	4,914,573	421,052	—	5,335,625
Electrical Equipment	3,634,308	—	—	3,634,308
Electronic Equipment, Instruments & Components	5,353,751	1,946,121	—	7,299,872
Energy Equipment & Services	3,275,652	—	—	3,275,652
Entertainment	—	40,459	—	40,459
Equity Real Estate Investment Trusts (REITs)	13,353,330	—	—	13,353,330
Food & Staples Retailing	7,358,780	104,744	—	7,463,524
Food Products	8,005,459	2,547,928	—	10,553,387
Gas Utilities	1,312,300	107,897	—	1,420,197
Health Care Equipment & Supplies	9,270,215	—	—	9,270,215
Health Care Providers & Services	14,303,526	694,934	—	14,998,460
Health Care Technology	2,636,781	—	—	2,636,781
Hotels, Restaurants & Leisure	13,963,774	990,240	—	14,954,014
Household Durables	3,623,349	2,033,334	—	5,656,683
Household Products	3,403,052	1,931,558	—	5,334,610
IT Services	11,918,243	2,003,976	—	13,922,219
Independent Power and Renewable Electricity Producers	759,958	99,368	—	859,326
Industrial Conglomerates	258,205	331,494	—	589,699
Insurance	11,753,364	5,211,201	—	16,964,565
Internet & Direct Marketing Retail	6,941,460	—	—	6,941,460
Internet Software & Services	25,634,382	3,299,131	—	28,933,513

20

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Leisure Products	$802,486	$—	$—	$802,486
Life Sciences Tools & Services	2,208,661	—	—	2,208,661
Machinery	8,725,574	1,660,540	—	10,386,114
Marine	19,329	—	—	19,329
Media	5,477,303	1,731,400	—	7,208,703
Metals & Mining	2,665,347	7,511,231	—	10,176,578
Mortgage Real Estate Investment Trusts (REITs)	65,011	—	—	65,011
Multi-Utilities	1,385,501	—	—	1,385,501
Multiline Retail	2,107,096	246,516	—	2,353,612
Oil & Gas Exploration & Production	29,434	—	—	29,434
Oil, Gas & Consumable Fuels	17,813,124	10,090,883	—	27,904,007
Paper & Forest Products	418,216	605,481	—	1,023,697
Personal Products	2,769,480	305,450	—	3,074,930
Pharmaceuticals	14,747,479	562,638	—	15,310,117
Professional Services	5,088,514	—	—	5,088,514
Real Estate Management & Development	759,406	3,090,657	—	3,850,063
Road & Rail	2,212,562	328,810	—	2,541,372
Semiconductors & Semiconductor Equipment	8,869,158	6,114,817	—	14,983,975
Software	25,346,806	55,353	—	25,402,159
Specialty Retail	13,173,854	252,239	—	13,426,093
Technology Hardware, Storage & Peripherals	10,354,127	7,643,493	—	17,997,620
Textiles, Apparel & Luxury Goods	2,979,289	240,962	—	3,220,251
Thrifts & Mortgage Finance	4,887,417	1,461,217	—	6,348,634
Tobacco	1,954,672	—	—	1,954,672
Trading Companies & Distributors	2,669,841	993,913	—	3,663,754
Transportation Infrastructure	865,660	—	—	865,660
Water Utilities	206,926	—	—	206,926
Wireless Telecommunication Services	5,441,975	2,606,875	—	8,048,850
Preferred Stocks	1,832,969	—	—	1,832,969
Short-Term Securities	45,552,934	—	—	45,552,934

Total	$449,316,860	$90,804,427	$—	$540,121,287

Derivative Financial Instruments(a)
Assets:
Equity Contracts	$2,147,947	$—	$—	$2,147,947
Liabilities:
Equity Contracts	(1,964,296)	—	—	(1,964,296)

Total	$183,651	$—	$—	$183,651

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

21

Schedule of Investments (unaudited) (continued) September 30, 2018	Active Stock Master Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 2 (a)	Transfers out of Level 1 (a)
Assets:
Investments:
Common Stocks:
Automobiles	$549,077	$(549,077)
Construction & Engineering	563,579	(563,579)
Diversified Telecommunication Services	82,348	(82,348)
Household Products	2,767,931	(2,767,931)
Independent Power and Renewable Electricity Producers	371,970	(371,970)
Machinery	42,238	(42,238)
Media	161,410	(161,410)
Metals & Mining	425,456	(425,456)
Oil, Gas & Consumable Fuels	1,817,669	(1,817,669)
Paper & Forest Products	1,032,989	(1,032,989)
Trading Companies & Distributors	1,915,004	(1,915,004)

	$9,729,669	$(9,729,669)

(a)	External pricing service used to reflect any significant market movements between the time the Master Portfolio valued such foreign securities and the earlier closing of foreign markets.

22

Schedule of Investments (unaudited) September 30, 2018	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 93.8%

Australia — 5.4%
Altium Ltd.	918	$18,128
Ansell Ltd.	1,016	18,533
Aristocrat Leisure Ltd.	70,956	1,457,219
ASX Ltd.	687	31,600
Australia & New Zealand Banking Group Ltd.	1,185	24,123
BHP Billiton Ltd.	65,555	1,633,033
BHP Billiton PLC	16,358	356,958
BlueScope Steel Ltd.	44,390	544,432
Carsales.com Ltd.	992	10,367
CIMIC Group Ltd.	10,870	403,442
Computershare Ltd.	6,107	87,948
Crown Resorts Ltd.	4,435	43,861
CSL Ltd.	5,203	755,993
CSR Ltd.	12,663	34,497
Iluka Resources Ltd.	13,892	99,822
Macquarie Group Ltd.	16,256	1,478,781
Orora Ltd.	18	43
Qantas Airways Ltd.	334,144	1,424,206
Regis Resources Ltd.	10,935	29,419
Santos Ltd.	86,087	451,973
St Barbara Ltd.(a)	4,070	10,274
Stockland	26,371	79,217
Westpac Banking Corp.	32,281	649,192

		9,643,061
Austria — 1.2%
Erste Group Bank AG(b)	23,227	964,310
OMV AG	15,230	854,388
Verbund AG	3,649	179,752
Vienna Insurance Group AG Wiener Versicherung Gruppe	453	12,930
Voestalpine AG	217	9,927
Wienerberger AG	2,932	73,297

		2,094,604
Belgium — 0.9%
Telenet Group Holding NV(b)	528	29,070
UCB SA	17,106	1,537,213

		1,566,283
China — 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	285,600	258,921

Denmark — 1.7%
Carlsberg A/S, Class B	3,726	446,841
Genmab A/S(b)	731	114,819
GN Store Nord A/S	7,901	384,592
H Lundbeck A/S	5,596	345,432
Novo Nordisk A/S, Class B	38,466	1,810,404
Topdanmark A/S	11	503

		3,102,591

Security	Shares	Value
Finland — 1.6%
Amer Sports OYJ(b)	10,266	$419,507
Kesko OYJ, Class B	10,241	555,585
Neste OYJ	1,997	164,603
Nokia OYJ	22,377	124,411
Sampo OYJ, Class A	2,545	131,701
UPM-Kymmene OYJ	36,255	1,421,883
Valmet OYJ	2,074	46,197

		2,863,887
France — 10.2%
Arkema SA	7,245	897,867
AXA SA	5,540	148,448
BNP Paribas SA	10,565	646,965
Bouygues SA	227	9,820
Capgemini SE	5,525	695,585
Christian Dior SE	2,616	1,121,324
Cie de Saint-Gobain	38,554	1,661,716
Cie Generale des Etablissements Michelin SCA	4,325	516,214
CNP Assurances	3,929	94,711
Dassault Aviation SA	55	101,789
Dassault Systemes SA	314	46,986
Engie SA	59,302	873,059
Faurecia SA	24,491	1,472,884
Kering SA	3,560	1,909,424
Klepierre SA	1,288	45,768
L’Oreal SA	8,876	2,139,890
Lagardere SCA	1,178	36,276
LVMH Moet Hennessy Louis Vuitton SE	2,921	1,032,196
Natixis SA	6,125	41,594
Nexity SA	844	46,647
Pernod Ricard SA	7,643	1,253,511
Peugeot SA	11,473	309,493
Publicis Groupe SA	457	27,315
Rexel SA	910	13,669
Sanofi	431	38,509
Schneider Electric SE	2,595	208,371
Teleperformance	158	29,810
Thales SA	6,555	931,340
TOTAL SA	10,217	664,317
UbiSoft Entertainment SA(b)	1,166	125,905
Veolia Environnement SA	40,136	800,899
Vinci SA	136	12,939

		17,955,241
Germany — 10.5%
adidas AG	54	13,206
Allianz SE, Registered Shares	7,696	1,712,874
Bayer AG, Registered Shares	6,846	607,245
CECONOMY AG	2,530	17,871
Continental AG	6,787	1,179,205

1

Schedule of Investments (unaudited) (continued) September 30, 2018	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
CTS Eventim AG & Co. KGaA	275	$12,329
Deutsche Boerse AG	6,774	905,729
Deutsche Lufthansa AG, Registered Shares	42,522	1,043,657
Deutsche Telekom AG, Registered Shares	122,533	1,972,614
Evonik Industries AG	5,779	206,686
Fresenius Medical Care AG & Co. KGaA	2,673	274,634
Fresenius SE & Co. KGaA	3,001	220,064
Hochtief AG	9,210	1,526,792
Infineon Technologies AG	23,940	544,775
Jenoptik AG	274	10,096
MTU Aero Engines AG	6,986	1,573,797
Nemetschek SE	186	27,191
Puma SE(a)	1,268	625,638
Rational AG	31	22,441
Rheinmetall AG	1,301	135,994
Salzgitter AG	652	32,530
SAP SE	22,101	2,717,617
Scout24 AG(c)	1,231	57,336
Siemens AG, Registered Shares	430	54,981
Siltronic AG	463	56,621
Software AG	7,591	345,612
Suedzucker AG(a)	26,961	358,463
TUI AG	27,407	525,738
Uniper SE	2,343	72,128
Wirecard AG	8,204	1,774,928

		18,628,792
Hong Kong — 1.9%
AIA Group Ltd.	46,400	413,744
BOC Hong Kong Holdings Ltd.	19,000	90,180
CLP Holdings Ltd.	40,000	468,429
Galaxy Entertainment Group Ltd.	27,000	170,562
Hang Lung Properties Ltd.	85,000	165,817
Hang Seng Bank Ltd.	1,400	37,987
Henderson Land Development Co. Ltd.(a)	58,822	295,408
HKT Trust & HKT Ltd.(d)	30,000	41,252
Kerry Properties Ltd.	71,500	242,782
Link REIT	10,000	98,459
Noble Group Ltd.(b)	8	1
Sands China Ltd.	44,400	199,956
Sun Hung Kai Properties Ltd.	28,500	413,598
Swire Properties Ltd.	43,000	162,863
Techtronic Industries Co. Ltd.	18,000	114,816
WH Group Ltd.(c)	235,500	165,334
Wharf Holdings Ltd.	12,000	32,672
Wheelock & Co. Ltd.	44,000	264,533

		3,378,393
Ireland — 0.5%
DCC PLC	8,654	784,933

Security	Shares	Value
Ireland (continued)
Smurfit Kappa Group PLC	1,925	$76,186

		861,119
Israel — 0.0%
Bank Leumi Le-Israel BM	4,581	30,190

Italy — 3.3%
Amplifon SpA	5,334	118,259
Atlantia SpA	679	14,087
Eni SpA	66,290	1,249,538
ERG SpA	1,012	20,594
Ferrari NV	12,380	1,700,472
FinecoBank Banca Fineco SpA	8,054	107,399
Hera SpA	5,810	18,068
Mediobanca Banca di Credito Finanziario SpA	137,670	1,370,060
Moncler SpA	28,246	1,215,352
Saras SpA	5,150	11,009

		5,824,838
Japan — 22.3%
Advantest Corp.	1,100	23,248
Aica Kogyo Co. Ltd.	600	24,240
Alfresa Holdings Corp.	1,400	37,500
Amada Holdings Co. Ltd.	10,700	114,240
Astellas Pharma, Inc.	98,100	1,713,117
Bridgestone Corp.	2,700	102,042
Brother Industries Ltd.	800	15,796
Capcom Co. Ltd.	2,900	73,547
Chubu Electric Power Co., Inc.	25,100	380,213
Citizen Watch Co. Ltd.	1,700	11,203
COMSYS Holdings Corp.	3,800	112,541
Dai Nippon Printing Co. Ltd.	1,200	27,919
Dai-ichi Life Holdings, Inc.	51,800	1,079,786
Daicel Corp.(a)	19,800	229,998
Daito Trust Construction Co. Ltd.	6,600	850,515
Daiwa Securities Group, Inc.	67,200	408,694
Dentsu, Inc.	2,400	111,461
DMG Mori Seiki Co. Ltd.	8,900	148,652
East Japan Railway Co.	12,500	1,161,114
Fast Retailing Co. Ltd.	400	202,639
FUJIFILM Holdings Corp.	17,500	787,310
Fujitsu Ltd.(a)	4,000	284,959
Glory Ltd.	800	19,536
Hachijuni Bank Ltd.	3,500	16,042
Hitachi Ltd.	23,200	788,605
Hitachi Transport System Ltd.	400	11,234
Honda Motor Co. Ltd.(a)	29,100	876,383
Iida Group Holdings Co. Ltd.	22,100	392,770
ITOCHU Corp.	3,700	67,721
Itochu Techno-Solutions Corp.	1,000	21,725
Japan Tobacco, Inc.	57,700	1,506,738
JTEKT Corp.	15,200	222,520

2

Schedule of Investments (unaudited) (continued) September 30, 2018	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
JXTG Holdings, Inc.	121,650	$920,135
Kakaku.com, Inc.	2,600	50,799
KDDI Corp.	26,800	739,324
Kikkoman Corp.(a)	4,500	268,005
Kirin Holdings Co. Ltd.	67,100	1,720,976
Kobayashi Pharmaceutical Co. Ltd.	2,500	184,053
Komatsu Ltd.	500	15,215
Konami Holdings Corp.	5,600	219,275
Kose Corp.	600	114,327
Kurita Water Industries Ltd.	1,500	43,698
Kyushu Financial Group, Inc.	2,200	10,456
Leopalace21 Corp.	2,400	13,368
Lintec Corp.	4,300	110,083
Marubeni Corp.	20,200	184,741
Mercari, Inc.(b)	400	13,209
Miraca Holdings, Inc.(a)	6,300	163,888
Mitsubishi Chemical Holdings Corp.(a)	103,200	987,683
Mitsubishi Corp.	1,100	33,883
Mitsubishi Estate Co. Ltd.	21,000	356,581
Mitsubishi Gas Chemical Co., Inc.	2,800	59,606
Mitsubishi Motors Corp.	40,400	285,406
Mitsubishi UFJ Financial Group, Inc.	217,200	1,349,396
Mitsui & Co. Ltd.	13,800	245,235
Mixi, Inc.	3,300	79,151
MS&AD Insurance Group Holdings, Inc.	1,400	46,766
Nagase & Co. Ltd.	600	10,539
Nippon Telegraph & Telephone Corp.	25,000	1,128,259
NTN Corp.	3,700	15,148
NTT DOCOMO, Inc.	35,300	948,777
Obic Co. Ltd.	700	66,207
ORIX Corp.	20,600	333,547
Otsuka Corp.	1,400	52,220
Pola Orbis Holdings, Inc.	2,400	87,656
Resona Holdings, Inc.	232,900	1,307,609
Ricoh Co. Ltd.(a)	3,500	37,606
Rohm Co. Ltd.	1,100	80,476
Rohto Pharmaceutical Co. Ltd.	400	14,056
Ryohin Keikaku Co. Ltd.	100	29,724
Sanwa Holdings Corp.	1,000	11,907
Secom Co. Ltd.	4,000	325,967
Seven & i Holdings Co. Ltd.	34,300	1,529,263
SG Holdings Co. Ltd.(a)	2,600	68,115
Shikoku Electric Power Co., Inc.	1,300	16,986
Shin-Etsu Chemical Co. Ltd.	17,600	1,555,984
Shionogi & Co. Ltd.(a)	13,100	856,342
Shizuoka Bank Ltd.	2,200	19,742
Showa Shell Sekiyu KK	1,400	29,698
Stanley Electric Co. Ltd.	200	6,838
Sumitomo Chemical Co. Ltd.	46,000	269,208
Sumitomo Corp.	4,300	71,661
Sumitomo Electric Industries Ltd.	20,800	326,387
Sumitomo Heavy Industries Ltd.	1,700	60,676
Sumitomo Mitsui Financial Group, Inc.	47,700	1,919,632
Sumitomo Mitsui Trust Holdings, Inc.	13,300	547,248

Security	Shares	Value
Japan (continued)
Sumitomo Realty & Development Co. Ltd.	11,000	$394,619
Suruga Bank Ltd.	18,600	93,003
Suzuken Co. Ltd.	300	14,235
Takeda Pharmaceutical Co. Ltd.(a)	42,400	1,812,940
Teijin Ltd.	1,200	23,015
TIS, Inc.(a)	1,300	64,984
Tohoku Electric Power Co., Inc.	900	12,241
Tokio Marine Holdings, Inc.	36,000	1,787,168
Tokyo Century Corp.	300	18,633
Tokyo Electron Ltd.	500	68,910
Topcon Corp.	600	10,947
Toyota Boshoku Corp.	600	11,214
Toyota Motor Corp.	18,600	1,158,831
TS Tech Co. Ltd.(a)	4,500	155,242
TV Asahi Holdings Corp.	600	11,532
Ulvac, Inc.	4,100	153,894
Unicharm Corp.	9,500	314,314
West Japan Railway Co.	14,400	1,003,817
Yahoo! Japan Corp.	48,200	173,093
Zeon Corp.	30,900	325,304

		39,374,681
Luxembourg — 0.0%
RTL Group SA	191	13,623

Malta — 0.2%
Kindred Group PLC	29,379	329,328

Netherlands — 6.0%
Aalberts Industries NV	11,180	476,135
Adyen NV(b)(c)	348	284,044
Altice Europe NV, Class A(b)	10,086	27,203
ASML Holding NV	544	102,139
Koninklijke Ahold Delhaize NV	58,191	1,335,049
Koninklijke DSM NV	15,791	1,672,476
Koninklijke KPN NV(a)	594,613	1,568,599
Koninklijke Philips NV	10,647	485,306
Royal Dutch Shell PLC, Class A	42,919	1,471,626
Royal Dutch Shell PLC, Class B	33,447	1,170,864
Unilever NV CVA	8,041	447,279
Wolters Kluwer NV	26,654	1,661,608

		10,702,328
New Zealand — 0.1%
Vector Ltd.	5,687	13,013
Xero Ltd.(b)	2,664	94,268

		107,281
Norway — 1.7%
DNB ASA	46,875	986,460
Fred Olsen Energy ASA(a)(b)	8	3
Petroleum Geo-Services ASA(b)	4,114	18,460
Schibsted ASA, Class A	1,196	44,895
Storebrand ASA	7,301	65,226

3

Schedule of Investments (unaudited) (continued) September 30, 2018	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Norway (continued)
Telenor ASA	62,859	$1,229,246
TGS Nopec Geophysical Co. ASA	17,643	718,241

		3,062,531
Portugal — 0.2%
Galp Energia SGPS SA	14,628	290,041

Singapore — 0.8%
Ascendas Real Estate Investment Trust	162,600	314,079
DBS Group Holdings Ltd.	10,700	204,125
Genting Singapore Ltd.	881,300	683,126
Keppel Corp. Ltd.	6,500	33,093
Suntec Real Estate Investment Trust	22,700	32,054
Venture Corp. Ltd.	6,100	78,658

		1,345,135
Spain — 2.6%
ACS Actividades de Construccion y Servicios SA	20,294	861,943
Aena SME SA(c)	5,239	907,693
Almirall SA	691	13,865
Banco Bilbao Vizcaya Argentaria SA	235,947	1,495,962
Endesa SA	3,030	65,356
Grifols SA	3,596	101,111
Industria de Diseno Textil SA	9,394	283,808
Mediaset Espana Comunicacion SA	106,525	775,525
Melia Hotels International SA	5,981	66,847

		4,572,110
Sweden — 3.6%
Atlas Copco AB, A Shares	376	10,813
Electrolux AB, Class B	8,174	180,067
Epiroc AB, Class A(b)	3,149	35,184
Fabege AB	989	13,695
Investor AB, Class B	1,073	49,446
Loomis AB, Class B	1,409	45,337
Sandvik AB	14,397	254,888
Skandinaviska Enskilda Banken AB, Class A	134,672	1,501,333
SSAB AB, A Shares	9,577	48,070
Svenska Cellulosa AB SCA, B Shares	91,459	1,034,344
Swedish Match AB	29,365	1,501,000
Telefonaktiebolaget LM Ericsson, Class B	27,095	239,812
Telia Co. AB	2	9
Volvo AB, Class B	78,677	1,387,621

		6,301,619
Switzerland — 6.6%
Barry Callebaut AG, Registered Shares	97	183,682
Coca-Cola HBC AG(b)	405	13,798
Ferguson PLC	4,817	408,587
Flughafen Zuerich AG	254	51,323
Galenica AG(b)(c)	2,631	150,090

Security	Shares	Value
Switzerland (continued)
Georg Fischer AG, Registered Shares	731	$827,981
IWG PLC	9,936	31,402
Logitech International SA, Registered Shares	15,873	711,892
Nestle SA, Registered Shares	22,585	1,879,898
Novartis AG, Registered Shares	18,396	1,583,499
OC Oerlikon Corp. AG, Registered Shares(b)	18,697	256,946
Roche Holding AG	13,349	3,227,992
Sika AG, Registered Shares	2,324	338,187
Swiss Life Holding AG, Registered Shares(b)	324	122,852
Swiss Re AG	18,680	1,721,107
Temenos AG, Registered Shares(b)	648	105,541

		11,614,777
United Kingdom — 12.4%
Ashmore Group PLC	8,562	40,519
Ashtead Group PLC	9,191	291,614
ASOS PLC(a)(b)	3,126	234,407
Associated British Foods PLC	36,525	1,090,104
AstraZeneca PLC	3,446	268,595
Auto Trader Group PLC(c)	56,685	329,751
Aviva PLC	1,424	9,086
Barratt Developments PLC	3,947	29,148
Bodycote PLC	1,076	12,692
Bovis Homes Group PLC	11,489	160,377
BP PLC	165,326	1,267,181
British American Tobacco PLC	3,016	140,607
British Land Co. PLC	26,614	214,061
Britvic PLC	18,138	184,635
Burberry Group PLC	6,990	183,552
Carnival PLC	6,152	381,703
Centrica PLC	184,682	372,867
Close Brothers Group PLC	11,917	245,613
Compass Group PLC	15,439	343,260
Croda International PLC	1,276	86,492
Diageo PLC	60,817	2,154,629
Direct Line Insurance Group PLC	52,634	222,157
Dixons Carphone PLC	9,597	21,156
Electrocomponents PLC	3,662	34,258
Experian PLC	2,926	75,081
GlaxoSmithKline PLC	46,249	927,510
Hays PLC	22,289	59,168
Howden Joinery Group PLC	7,399	45,184
HSBC Holdings PLC	233,034	2,033,311
IG Group Holdings PLC	1,496	12,333
Imperial Brands PLC	4,889	170,127
Inchcape PLC	22,883	199,251
InterContinental Hotels Group PLC	4,204	261,687
Intertek Group PLC	21,287	1,384,769
ITV PLC	41,996	86,191
JD Sports Fashion PLC	18,043	107,822

4

Schedule of Investments (unaudited) (continued) September 30, 2018	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Jupiter Fund Management PLC	9,227	$48,604
Land Securities Group PLC	1,659	19,102
Legal & General Group PLC	457,220	1,560,855
Lloyds Banking Group PLC	855,133	657,672
Man Group PLC	34,488	79,114
Mondi PLC	3,494	95,665
Moneysupermarket.com Group PLC	30,679	111,633
National Grid PLC	70,024	723,262
Pearson PLC	9,814	113,611
Persimmon PLC	4,301	132,416
Petrofac Ltd.	33,316	280,147
Rentokil Initial PLC	27,551	114,136
Rightmove PLC	3,920	24,057
Rio Tinto PLC	8,129	410,039
Royal Mail PLC(a)	72,398	450,054
Schroders PLC	5,909	238,005
Severn Trent PLC	9,822	236,758
Smiths Group PLC	1,873	36,468
Spectris PLC	300	9,266
Spirax-Sarco Engineering PLC	3,439	326,712
SSP Group PLC	8,840	83,484
Standard Life Aberdeen PLC	18,126	72,225
Tate & Lyle PLC	37,747	335,665
Taylor Wimpey PLC	5,871	13,123
Thomas Cook Group PLC	322,706	243,211

Security	Shares	Value
United Kingdom (continued)
Unilever PLC	6,062	$333,011
Vodafone Group PLC	423,924	908,309
WH Smith PLC	2,833	76,066
William Hill PLC	14,560	47,844
WM Morrison Supermarkets PLC	129,494	437,816

		21,899,228

Total Common Stocks — 93.8% (Cost — $154,543,699)		165,820,602

Total Long-Term Investments — 93.8% (Cost — $154,543,699)		165,820,602

Short-Term Securities — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(e)(f)(g)	5,327,523	5,329,121
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.00%(e)(g)	2,879,739	2,879,739

Total Short-Term Securities — 4.7% (Cost — $8,208,323)		8,208,860

Total Investments — 98.5% (Cost — $162,752,022)		174,029,462
Other Assets Less Liabilities — 1.5%		2,738,769

Net Assets — 100.0%		$176,768,231

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of security was purchased with the cash collateral from loaned securities.

(g)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,058,817	3,268,706	5,327,523	$5,329,121	$48,816	(b)	$1,032	$331
BlackRock Cash Funds: Treasury, SL Agency Shares	2,901,225	(21,486)	2,879,739	2,879,739	27,746		—	—

				$8,208,860	$76,562		$1,032	$331

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5

Schedule of Investments (unaudited) (continued) September 30, 2018	International Tilts Master Portfolio

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Yen Denom Nikkei Index	37	12/13/18	$3,932	$106,381
SPI 200 Index	4	12/20/18	448	1,781
Euro Stoxx 50 Index	157	12/21/18	6,174	34,013
FTSE 100 Index	25	12/21/18	2,439	28,540

				$170,715

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

6

Schedule of Investments (unaudited) (continued) September 30, 2018	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$9,643,061	$—	$9,643,061
Austria	—	2,094,604	—	2,094,604
Belgium	—	1,566,283	—	1,566,283
China	—	258,921	—	258,921
Denmark	—	3,102,591	—	3,102,591
Finland	—	2,863,887	—	2,863,887
France	101,789	17,853,452	—	17,955,241
Germany	17,871	18,610,921	—	18,628,792
Hong Kong	162,863	3,215,530	—	3,378,393
Ireland	—	861,119	—	861,119
Israel	—	30,190	—	30,190
Italy	—	5,824,838	—	5,824,838
Japan	—	39,374,681	—	39,374,681
Luxembourg	—	13,623	—	13,623
Malta	—	329,328	—	329,328
Netherlands	284,044	10,418,284	—	10,702,328
New Zealand	—	107,281	—	107,281
Norway	—	3,062,531	—	3,062,531
Portugal	—	290,041	—	290,041
Singapore	—	1,345,135	—	1,345,135
Spain	—	4,572,110	—	4,572,110
Sweden	35,184	6,266,435	—	6,301,619
Switzerland	—	11,614,777	—	11,614,777
United Kingdom	372,867	21,526,361	—	21,899,228
Short-Term Securities	8,208,860	—	—	8,208,860

	$9,183,478	$164,845,984	$—	$174,029,462

Derivative Financial Instruments(a)
Assets:
Equity contracts	$170,715	$—	$—	$170,715

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

7

Schedule of Investments (unaudited) (continued) September 30, 2018	International Tilts Master Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 2 (a)	Transfers out of Level 1 (b)
Assets:
Investments:
Common Stocks:
Austria	$769,594	$(769,594)
Denmark	101,827	(101,827)
France	154,012	(154,012)
Germany	9,582	(9,582)
Hong Kong	1,194,595	(1,194,595)
Italy	71,746	(71,746)
Norway	21	(21)
Sweden	291,639	(291,639)
Switzerland	63,612	(63,612)
United Kingdom	2,869,835	(2,869,835)

	$5,526,463	$(5,526,463)

(a)	External pricing service used to reflect any significant market movements between the time the Master Portfolio valued such foreign securities and the earlier closing of foreign markets.
(b)	Systematic Fair Value Prices were not utilized at period end for these investments.

8

Schedule of Investments (unaudited) September 30, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 2.6%
Arconic, Inc.	129,895	$2,858,989
Boeing Co.	162,188	60,317,717
Curtiss-Wright Corp.	12,651	1,738,500
General Dynamics Corp.	77,695	15,905,720
Harris Corp.	35,345	5,980,728
HEICO Corp.(a)	11,807	1,093,446
HEICO Corp., Class A(a)	23,482	1,772,891
Hexcel Corp.	25,705	1,723,520
Huntington Ingalls Industries, Inc.	13,201	3,380,512
L3 Technologies, Inc.	23,663	5,031,227
Lockheed Martin Corp.	74,289	25,701,022
Northrop Grumman Corp.	47,907	15,204,245
Raytheon Co.	85,963	17,765,114
Rockwell Collins, Inc.	48,933	6,873,619
Spirit Aerosystems Holdings, Inc., Class A	33,411	3,062,786
Teledyne Technologies, Inc.(b)	10,611	2,617,522
Textron, Inc.	74,359	5,314,438
TransDigm Group, Inc.(a)(b)	14,431	5,372,661
United Technologies Corp.	223,928	31,307,374

		213,022,031
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	41,650	4,078,368
Expeditors International of Washington, Inc.	52,221	3,839,810
FedEx Corp.	74,054	17,831,463
United Parcel Service, Inc., Class B	207,256	24,197,138
XPO Logistics, Inc.(a)(b)	37,410	4,271,100

		54,217,879
Airlines — 0.5%
Alaska Air Group, Inc.	36,861	2,538,248
American Airlines Group, Inc.	125,705	5,195,388
Copa Holdings SA, Class A	8,769	700,117
Delta Air Lines, Inc.	191,070	11,049,578
JetBlue Airways Corp.(b)	90,665	1,755,274
Southwest Airlines Co.	156,117	9,749,507
United Continental Holdings, Inc.(b)	74,968	6,676,650

		37,664,762
Auto Components — 0.2%
Adient PLC(a)	26,313	1,034,364
Aptiv PLC	80,035	6,714,936
BorgWarner, Inc.	64,877	2,775,438
Gentex Corp.	78,034	1,674,610
Goodyear Tire & Rubber Co.	68,295	1,597,420
Lear Corp.	20,278	2,940,310
Visteon Corp.(a)(b)	8,842	821,422

		17,558,500
Automobiles — 0.5%
Ford Motor Co.	1,168,043	10,804,398
General Motors Co.	392,016	13,199,179

Security	Shares	Value
Automobiles (continued)
Harley-Davidson, Inc.(a)	48,385	$2,191,840
Tesla, Inc.(a)(b)	40,535	10,732,452
Thor Industries, Inc.	14,281	1,195,320

		38,123,189
Banks — 5.7%
Associated Banc-Corp(a)	47,709	1,240,434
Bank of America Corp.	2,787,544	82,121,046
Bank of Hawaii Corp.(a)	11,879	937,372
Bank OZK(a)	37,236	1,413,479
BankUnited, Inc.	29,488	1,043,875
BB&T Corp.	231,077	11,216,478
BOK Financial Corp.	7,038	684,657
CIT Group, Inc.	33,830	1,745,966
Citigroup, Inc.	753,762	54,074,886
Citizens Financial Group, Inc.	145,302	5,604,298
Comerica, Inc.(a)	49,618	4,475,544
Commerce Bancshares, Inc.	28,177	1,860,246
Cullen/Frost Bankers, Inc.	17,389	1,816,107
East West Bancorp, Inc.	43,862	2,647,949
Fifth Third Bancorp	199,230	5,562,502
First Citizens BancShares, Inc., Class A	2,507	1,133,866
First Hawaiian, Inc.	28,720	780,035
First Horizon National Corp.(a)	93,741	1,617,970
First Republic Bank(a)	48,319	4,638,624
FNB Corp.(a)	90,570	1,152,050
Huntington Bancshares, Inc.(a)	327,603	4,887,837
JPMorgan Chase & Co.	1,001,367	112,994,252
KeyCorp	319,765	6,360,126
M&T Bank Corp.	44,153	7,264,935
PacWest Bancorp	36,030	1,716,829
People’s United Financial, Inc.(a)	103,432	1,770,756
Pinnacle Financial Partners, Inc.(a)	22,363	1,345,134
PNC Financial Services Group, Inc.(e)	139,156	18,951,656
Popular, Inc.	29,994	1,537,192
Prosperity Bancshares, Inc.	20,380	1,413,353
Regions Financial Corp.	329,231	6,041,389
Signature Bank	16,640	1,910,938
Sterling Bancorp	63,472	1,396,384
SunTrust Banks, Inc.	136,981	9,148,961
SVB Financial Group(b)	15,974	4,965,198
Synovus Financial Corp.	33,362	1,527,646
TCF Financial Corp.	47,299	1,126,189
Texas Capital Bancshares, Inc.(a)(b)	14,375	1,188,094
U.S. Bancorp	462,245	24,411,158
Umpqua Holdings Corp.	62,001	1,289,621
Webster Financial Corp.	26,996	1,591,684
Wells Fargo & Co.	1,299,745	68,314,597
Western Alliance Bancorp(b)	28,154	1,601,681
Wintrust Financial Corp.	17,118	1,454,003

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Zions Bancorporation	57,243	$2,870,736

		472,847,733
Beverages — 1.5%
Brown-Forman Corp., Class A(a)	13,953	708,813
Brown-Forman Corp., Class B	85,971	4,345,834
Coca-Cola Co.	1,145,290	52,900,945
Constellation Brands, Inc., Class A	47,281	10,194,729
Keurig Dr Pepper, Inc.	53,202	1,232,690
Molson Coors Brewing Co., Class B	51,269	3,153,044
Monster Beverage Corp.(b)	119,408	6,959,098
PepsiCo, Inc.	424,144	47,419,299

		126,914,452
Biotechnology — 2.7%
AbbVie, Inc.	453,698	42,910,757
Agios Pharmaceuticals, Inc.(b)	14,785	1,140,219
Alexion Pharmaceuticals, Inc.(b)	64,280	8,935,563
Alkermes PLC(b)	47,074	1,997,821
Alnylam Pharmaceuticals, Inc.(b)	27,234	2,383,520
Amgen, Inc.	193,862	40,185,654
Biogen, Inc.(b)	60,233	21,280,921
BioMarin Pharmaceutical, Inc.(b)	52,555	5,096,258
Bluebird Bio, Inc.(a)(b)	16,178	2,361,988
Celgene Corp.(a)(b)	210,063	18,798,538
Exact Sciences Corp.(b)	35,813	2,826,362
Exelixis, Inc.(a)(b)	89,063	1,578,196
Gilead Sciences, Inc.	385,748	29,783,603
Incyte Corp.(b)	52,201	3,606,045
Ionis Pharmaceuticals, Inc.(a)(b)	39,138	2,018,738
Neurocrine Biosciences, Inc.(a)(b)	26,792	3,294,076
Regeneron Pharmaceuticals, Inc.(b)	23,834	9,629,889
Sage Therapeutics, Inc.(b)	13,592	1,919,870
Sarepta Therapeutics, Inc.(a)(b)	18,503	2,988,420
Seattle Genetics, Inc.(a)(b)	33,213	2,561,387
TESARO, Inc.(a)(b)	9,991	389,749
United Therapeutics Corp.(b)	13,432	1,717,684
Vertex Pharmaceuticals, Inc.(b)	76,420	14,729,191

		222,134,449
Building Products — 0.3%
Allegion PLC(a)	28,936	2,620,733
AO Smith Corp.	42,933	2,291,334
Armstrong World Industries, Inc.(b)	13,787	959,575
Fortune Brands Home & Security, Inc.	43,875	2,297,295
Johnson Controls International PLC(a)	275,865	9,655,275
Lennox International, Inc.	10,964	2,394,538
Masco Corp.	90,446	3,310,324
Owens Corning	33,941	1,841,978

Security	Shares	Value
Building Products (continued)
USG Corp.(b)	24,678	$1,068,804

		26,439,856
Capital Markets — 2.6%
Affiliated Managers Group, Inc.	15,984	2,185,332
Ameriprise Financial, Inc.	42,401	6,260,932
Bank of New York Mellon Corp.	276,595	14,103,579
BGC Partners, Inc., Class A	79,941	944,903
BlackRock, Inc.(e)	36,865	17,375,580
Cboe Global Markets, Inc.	33,181	3,184,049
Charles Schwab Corp.	359,575	17,673,111
CME Group, Inc.(a)	101,779	17,323,804
E*Trade Financial Corp.(b)	79,054	4,141,639
Eaton Vance Corp.	32,424	1,704,205
Evercore, Inc., Class A	11,830	1,189,506
Franklin Resources, Inc.(a)	93,614	2,846,802
Goldman Sachs Group, Inc.	105,937	23,755,313
Intercontinental Exchange, Inc.	171,443	12,839,366
Invesco Ltd.	123,465	2,824,879
Lazard Ltd., Class A	34,582	1,664,432
Legg Mason, Inc.	23,698	740,089
LPL Financial Holdings, Inc.	25,377	1,637,070
Moody’s Corp.	50,249	8,401,633
Morgan Stanley	368,187	17,146,469
MSCI, Inc.	26,574	4,714,493
Nasdaq, Inc.	35,095	3,011,151
Northern Trust Corp.	62,328	6,365,559
Raymond James Financial, Inc.	39,043	3,593,908
S&P Global, Inc.	75,392	14,730,843
SEI Investments Co.	39,195	2,394,814
State Street Corp.	112,543	9,428,853
T. Rowe Price Group, Inc.	70,885	7,739,224
TD Ameritrade Holding Corp.(a)	84,906	4,485,584
Virtu Financial, Inc., Class A(a)	11,595	237,118

		214,644,240
Chemicals — 1.9%
Air Products & Chemicals, Inc.	66,263	11,069,234
Albemarle Corp.(a)	33,475	3,340,135
Ashland Global Holdings, Inc.	17,914	1,502,268
Axalta Coating Systems Ltd.(b)	59,222	1,726,913
Cabot Corp.	18,216	1,142,507
Celanese Corp., Series A	40,220	4,585,080
CF Industries Holdings, Inc.	69,234	3,769,099
Chemours Co.	52,615	2,075,136
DowDuPont, Inc.	693,931	44,626,703
Eastman Chemical Co.(a)	42,237	4,042,926
Ecolab, Inc.	76,559	12,002,920
FMC Corp.	40,084	3,494,523
Huntsman Corp.	66,561	1,812,456
International Flavors & Fragrances, Inc.	24,161	3,361,278
LyondellBasell Industries NV, Class A	96,463	9,888,422
Mosaic Co.	104,981	3,409,783

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Chemicals (continued)
NewMarket Corp.	2,448	$992,688
Olin Corp.	46,959	1,205,907
Platform Specialty Products Corp.(b)	65,755	819,965
PPG Industries, Inc.	73,016	7,968,236
Praxair, Inc.	85,061	13,671,855
RPM International, Inc.	39,637	2,574,027
Scotts Miracle-Gro Co., Class A	12,561	988,928
Sherwin-Williams Co.	24,970	11,366,594
Valvoline, Inc.(a)	55,872	1,201,807
Versum Materials, Inc.	31,098	1,119,839
Westlake Chemical Corp.	11,532	958,425
WR Grace & Co.(a)	20,257	1,447,565

		156,165,219
Commercial Services & Supplies — 0.4%
ADT, Inc.(a)	29,730	279,165
Cintas Corp.	26,108	5,164,424
Clean Harbors, Inc.(a)(b)	15,576	1,114,930
Copart, Inc.(b)	60,930	3,139,723
Iron Mountain, Inc.	85,435	2,949,216
KAR Auction Services, Inc.	41,009	2,447,827
Republic Services, Inc.	65,742	4,776,814
Rollins, Inc.(a)	27,953	1,696,468
Stericycle, Inc.(b)	25,155	1,476,095
Waste Management, Inc.	129,062	11,662,042

		34,706,704
Communications Equipment — 1.2%
Arista Networks, Inc.(b)	17,060	4,535,572
ARRIS International PLC(b)	51,347	1,334,508
Cisco Systems, Inc.	1,409,551	68,574,656
CommScope Holding Co., Inc.(b)	57,893	1,780,789
EchoStar Corp., Class A(b)	14,100	653,817
F5 Networks, Inc.(b)	18,497	3,688,672
Juniper Networks, Inc.	104,869	3,142,924
Motorola Solutions, Inc.	47,339	6,160,697
Palo Alto Networks, Inc.(b)	26,816	6,040,572
Ubiquiti Networks, Inc.(a)	5,660	559,548

		96,471,755
Construction & Engineering — 0.1%
AECOM(b)	49,189	1,606,513
Fluor Corp.	40,641	2,361,242
Jacobs Engineering Group, Inc.	38,261	2,926,967
Quanta Services, Inc.(b)	42,280	1,411,306

		8,306,028
Construction Materials — 0.1%
Eagle Materials, Inc.	12,326	1,050,668
Martin Marietta Materials, Inc.(a)	18,847	3,429,212
Vulcan Materials Co.	39,631	4,406,967

		8,886,847
Consumer Finance — 0.7%
Ally Financial, Inc.	130,041	3,439,585

Security	Shares	Value
Consumer Finance (continued)
American Express Co.	212,186	$22,595,687
Capital One Financial Corp.	143,677	13,639,258
Credit Acceptance Corp.(b)	3,270	1,432,489
Discover Financial Services	102,304	7,821,141
Navient Corp.	77,302	1,042,031
OneMain Holdings, Inc.(b)	24,662	828,890
Santander Consumer USA Holdings, Inc.	34,260	686,570
SLM Corp.(b)	119,963	1,337,587
Synchrony Financial	220,802	6,862,526

		59,685,764
Containers & Packaging — 0.4%
AptarGroup, Inc.	18,447	1,987,480
Ardagh Group SA	4,861	81,130
Avery Dennison Corp.	24,931	2,701,274
Ball Corp.(a)	103,849	4,568,317
Bemis Co., Inc.	26,472	1,286,539
Berry Global Group, Inc.(b)	40,823	1,975,425
Crown Holdings, Inc.(b)	39,004	1,872,192
Graphic Packaging Holding Co.	89,200	1,249,692
International Paper Co.	124,433	6,115,882
Owens-Illinois, Inc.(b)	48,041	902,690
Packaging Corp. of America(a)	28,020	3,073,514
Sealed Air Corp.(a)	47,113	1,891,587
Silgan Holdings, Inc.	21,004	583,911
Sonoco Products Co.(a)	26,906	1,493,283
WestRock Co.(a)	76,522	4,089,336

		33,872,252
Distributors — 0.1%
Genuine Parts Co.	42,762	4,250,543
LKQ Corp.(b)	93,140	2,949,744
Pool Corp.(a)	11,364	1,896,424

		9,096,711
Diversified Consumer Services — 0.1%
2U, Inc.(a)(b)	15,935	1,198,153
Bright Horizons Family Solutions, Inc.(b)	18,055	2,127,601
Graham Holdings Co., Class B(a)	1,118	647,657
Grand Canyon Education, Inc.(b)	13,842	1,561,378
H&R Block, Inc.	65,705	1,691,904
Service Corp. International	50,543	2,234,000
ServiceMaster Global Holdings, Inc.(b)	41,338	2,564,196

		12,024,889
Diversified Financial Services — 1.6%
AXA Equitable Holdings, Inc.	38,291	821,342
Berkshire Hathaway, Inc., Class B(b)	580,024	124,188,939
FactSet Research Systems, Inc.(a)	11,392	2,548,504
Interactive Brokers Group, Inc., Class A	21,591	1,194,198
Jefferies Financial Group, Inc.	90,959	1,997,460
MarketAxess Holdings, Inc.(a)	11,381	2,031,395
Morningstar, Inc.	5,696	717,126

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Financial Services (continued)
Voya Financial, Inc.	47,753	$2,371,891

		135,870,855
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	2,176,406	73,083,713
CenturyLink, Inc.	288,871	6,124,065
Verizon Communications, Inc.	1,238,574	66,127,466
Zayo Group Holdings, Inc.(b)	55,037	1,910,885

		147,246,129
Electric Utilities — 1.6%
Alliant Energy Corp.	69,229	2,947,078
American Electric Power Co., Inc.	148,333	10,513,843
Avangrid, Inc.	18,200	872,326
Duke Energy Corp.(a)	213,452	17,080,429
Edison International	95,313	6,450,784
Entergy Corp.	53,460	4,337,210
Evergy, Inc.	81,004	4,448,740
Eversource Energy	95,368	5,859,410
Exelon Corp.	289,519	12,640,399
FirstEnergy Corp.	143,398	5,330,104
Hawaiian Electric Industries, Inc.	32,315	1,150,091
NextEra Energy, Inc.	140,981	23,628,416
OGE Energy Corp.(a)	61,812	2,245,012
PG&E Corp.(b)	155,785	7,167,668
Pinnacle West Capital Corp.	31,368	2,483,718
PPL Corp.	208,306	6,095,033
Southern Co.	301,749	13,156,256
Xcel Energy, Inc.	150,303	7,095,805

		133,502,322
Electrical Equipment — 0.6%
Acuity Brands, Inc.	11,644	1,830,437
AMETEK, Inc.	69,609	5,507,464
Eaton Corp. PLC	129,584	11,238,820
Emerson Electric Co.	187,813	14,382,720
GrafTech International Ltd.	11,049	215,566
Hubbell, Inc.	16,554	2,211,118
nVent Electric PLC	46,553	1,264,379
Regal-Beloit Corp.	12,878	1,061,791
Rockwell Automation, Inc.	36,712	6,884,234
Sensata Technologies Holding PLC(a)(b)	51,703	2,561,884

		47,158,413
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	88,267	8,298,863
Arrow Electronics, Inc.(b)	25,153	1,854,279
Avnet, Inc.	34,663	1,551,862
CDW Corp.	44,585	3,964,498
Cognex Corp.(a)	50,956	2,844,364
Coherent, Inc.(a)(b)	7,142	1,229,781
Corning, Inc.	238,586	8,422,086

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Dolby Laboratories, Inc., Class A	18,128	$1,268,416
FLIR Systems, Inc.	39,509	2,428,618
IPG Photonics Corp.(b)	10,838	1,691,487
Jabil, Inc.	49,774	1,347,880
Keysight Technologies, Inc.(b)	56,570	3,749,460
Littelfuse, Inc.	7,074	1,399,874
National Instruments Corp.	33,833	1,635,149
Trimble, Inc.(b)	75,954	3,300,961
Universal Display Corp.(a)	12,882	1,518,788
Zebra Technologies Corp., Class A(b)	16,073	2,842,188

		49,348,554
Energy Equipment & Services — 0.6%
Apergy Corp.(a)(b)	24,122	1,050,754
Baker Hughes a GE Co.	125,587	4,248,608
Halliburton Co.	261,263	10,588,989
Helmerich & Payne, Inc.(a)	32,082	2,206,279
Nabors Industries Ltd.(a)	90,866	559,735
National Oilwell Varco, Inc.	114,433	4,929,774
Patterson-UTI Energy, Inc.(a)	68,637	1,174,379
RPC, Inc.(a)	14,123	218,624
Schlumberger Ltd.	415,509	25,312,808
Transocean Ltd.(a)(b)	127,393	1,777,132
Weatherford International PLC(a)(b)	311,833	845,068

		52,912,150
Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities, Inc.(a)	30,197	3,798,481
American Campus Communities, Inc.	42,097	1,732,713
American Homes 4 Rent, Class A	78,562	1,719,722
American Tower Corp.(a)	132,197	19,208,224
Apartment Investment & Management Co., Class A	47,129	2,079,803
Apple Hospitality REIT, Inc.	63,291	1,106,960
AvalonBay Communities, Inc.	41,295	7,480,589
Boston Properties, Inc.	46,273	5,695,744
Brandywine Realty Trust	54,393	855,058
Brixmor Property Group, Inc.	87,623	1,534,279
Brookfield Property REIT, Inc., Class A(a)	46,716	977,766
Camden Property Trust	26,345	2,465,102
Chimera Investment Corp.	55,949	1,014,355
Colony Capital, Inc.(a)	139,582	850,054
Columbia Property Trust, Inc.	33,766	798,228
CoreSite Realty Corp.	9,660	1,073,612
Corporate Office Properties Trust	26,716	796,938
Crown Castle International Corp.	124,740	13,887,304
CubeSmart	51,623	1,472,804
CyrusOne, Inc.	29,631	1,878,605
DDR Corp.	45,609	610,704
Digital Realty Trust, Inc.	61,987	6,972,298
Douglas Emmett, Inc.	44,872	1,692,572
Duke Realty Corp.	101,781	2,887,527

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Empire State Realty Trust, Inc., Class A	37,933	$630,067
EPR Properties(a)	22,433	1,534,642
Equinix, Inc.	23,630	10,229,191
Equity Commonwealth(b)	33,965	1,089,937
Equity LifeStyle Properties, Inc.	24,716	2,383,858
Equity Residential	108,110	7,163,369
Essex Property Trust, Inc.	19,660	4,850,319
Extra Space Storage, Inc.(a)	37,240	3,226,474
Federal Realty Investment Trust	22,086	2,793,216
Forest City Realty Trust, Inc., Class A	60,345	1,514,056
Gaming and Leisure Properties, Inc.	61,392	2,164,068
HCP, Inc.	140,729	3,703,987
Healthcare Trust of America, Inc., Class A(a)	57,156	1,524,351
Highwoods Properties, Inc.	29,260	1,382,828
Hospitality Properties Trust	46,561	1,342,819
Host Hotels & Resorts, Inc.	220,452	4,651,537
Hudson Pacific Properties, Inc.	44,760	1,464,547
Invitation Homes, Inc.	89,970	2,061,213
JBG SMITH Properties	31,060	1,143,940
Kilroy Realty Corp.	29,793	2,135,860
Kimco Realty Corp.(a)	118,150	1,977,831
Lamar Advertising Co., Class A(a)	24,594	1,913,413
Liberty Property Trust	45,500	1,922,375
Life Storage, Inc.(a)	13,599	1,294,081
Macerich Co.	38,143	2,108,926
Medical Properties Trust, Inc.	107,255	1,599,172
MFA Financial, Inc.	133,556	981,637
Mid-America Apartment Communities, Inc.	33,435	3,349,518
National Retail Properties, Inc.	46,703	2,093,228
New Residential Investment Corp.	93,603	1,668,005
Omega Healthcare Investors, Inc.(a)	59,734	1,957,483
Outfront Media, Inc.	41,442	826,768
Paramount Group, Inc.	58,030	875,673
Park Hotels & Resorts, Inc.(a)	60,948	2,000,313
Prologis, Inc.	185,024	12,542,777
Public Storage	44,304	8,933,015
Rayonier, Inc.	36,255	1,225,782
Realty Income Corp.	85,738	4,877,635
Regency Centers Corp.	46,036	2,977,148
Retail Properties of America, Inc., Class A	66,879	815,255
Retail Value, Inc.(b)	4,560	149,066
SBA Communications Corp.(b)	34,195	5,492,743
Senior Housing Properties Trust	61,690	1,083,276
Simon Property Group, Inc.	91,419	16,158,308
SL Green Realty Corp.	23,996	2,340,330
Spirit Realty Capital, Inc.	128,786	1,038,015
Starwood Property Trust, Inc.	80,976	1,742,604
STORE Capital Corp.	54,209	1,506,468
Sun Communities, Inc.	24,879	2,526,214
Taubman Centers, Inc.	16,761	1,002,811
UDR, Inc.	75,599	3,056,468

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Uniti Group, Inc.	47,453	$956,178
Ventas, Inc.	103,718	5,640,185
VEREIT, Inc.	275,600	2,000,856
VICI Properties, Inc.(a)	110,864	2,396,880
Vornado Realty Trust	51,194	3,737,162
Weingarten Realty Investors	37,900	1,127,904
Welltower, Inc.	109,069	7,015,318
Weyerhaeuser Co.	222,761	7,188,497
WP Carey, Inc.	29,759	1,913,801

		263,592,840
Food & Staples Retailing — 1.3%
Casey’s General Stores, Inc.(a)	11,004	1,420,727
Costco Wholesale Corp.	130,804	30,723,244
Kroger Co.(a)	237,330	6,908,676
Sprouts Farmers Market, Inc.(b)	34,940	957,705
Sysco Corp.(a)	142,529	10,440,249
U.S. Foods Holding Corp.(b)	65,421	2,016,275
Walgreens Boots Alliance, Inc.(a)	252,456	18,404,042
Walmart, Inc.	427,160	40,114,596

		110,985,514
Food Products — 1.1%
Archer-Daniels-Midland Co.	167,199	8,405,094
Bunge Ltd.	42,150	2,896,126
Campbell Soup Co.(a)	55,569	2,035,492
Conagra Brands, Inc.	114,531	3,890,618
Flowers Foods, Inc.(a)	49,907	931,265
General Mills, Inc.	176,954	7,594,866
Hain Celestial Group, Inc.(a)(b)	30,148	817,614
Hershey Co.	42,009	4,284,918
Hormel Foods Corp.(a)	81,954	3,228,987
Ingredion, Inc.	22,012	2,310,379
J.M. Smucker Co.(a)	33,217	3,408,396
Kellogg Co.(a)	75,851	5,311,087
Kraft Heinz Co.	178,328	9,827,656
Lamb Weston Holdings, Inc.	44,858	2,987,543
McCormick & Co., Inc.(a)	36,776	4,845,238
Mondelez International, Inc., Class A	433,555	18,625,523
Pilgrim’s Pride Corp.(b)	12,330	223,050
Pinnacle Foods, Inc.	34,198	2,216,372
Post Holdings, Inc.(b)	19,566	1,918,251
TreeHouse Foods, Inc.(a)(b)	16,935	810,340
Tyson Foods, Inc., Class A	86,841	5,169,645

		91,738,460
Gas Utilities — 0.1%
Atmos Energy Corp.	33,771	3,171,434
National Fuel Gas Co.(a)	24,602	1,379,188
UGI Corp.	49,841	2,765,179

		7,315,801
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	510,033	37,416,021
ABIOMED, Inc.(b)	12,838	5,773,891

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Align Technology, Inc.(b)	23,626	$9,242,964
Baxter International, Inc.	150,735	11,620,161
Becton Dickinson & Co.	78,718	20,545,398
Boston Scientific Corp.(b)	412,407	15,877,669
Cantel Medical Corp.	10,931	1,006,308
Cooper Cos., Inc.	14,740	4,085,191
Danaher Corp.	184,679	20,067,220
DENTSPLY SIRONA, Inc.	69,394	2,618,930
DexCom, Inc.(b)	26,503	3,790,989
Edwards Lifesciences Corp.(a)(b)	62,809	10,935,047
Hill-Rom Holdings, Inc.	20,346	1,920,662
Hologic, Inc.(b)	82,330	3,373,883
ICU Medical, Inc.(b)	4,532	1,281,423
IDEXX Laboratories, Inc.(b)	25,906	6,467,692
Insulet Corp.(a)(b)	17,254	1,828,061
Integra LifeSciences Holdings Corp.(b)	21,147	1,392,953
Intuitive Surgical, Inc.(b)	33,628	19,302,472
Masimo Corp.(b)	13,222	1,646,668
Medtronic PLC	405,116	39,851,261
ResMed, Inc.	42,762	4,932,169
STERIS PLC	25,359	2,901,070
Stryker Corp.	102,580	18,226,414
Teleflex, Inc.(a)	13,614	3,622,549
Varian Medical Systems, Inc.(b)	27,118	3,035,318
West Pharmaceutical Services, Inc.(a)	21,350	2,636,085
Zimmer Biomet Holdings, Inc.	60,350	7,934,214

		263,332,683
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.(a)(b)	25,884	911,117
Aetna, Inc.	95,835	19,440,130
AmerisourceBergen Corp.	47,608	4,390,410
Anthem, Inc.	77,886	21,344,658
Cardinal Health, Inc.(a)	92,797	5,011,038
Centene Corp.(b)	60,818	8,805,230
Chemed Corp.	4,587	1,465,913
Cigna Corp.	71,041	14,794,288
CVS Health Corp.(a)	303,830	23,917,498
DaVita, Inc.(b)	39,842	2,853,882
Encompass Health Corp.	28,752	2,241,218
Envision Healthcare Corp.(b)	36,927	1,688,672
Express Scripts Holding Co.(b)	168,277	15,987,998
HCA Healthcare, Inc.	82,896	11,532,492
Henry Schein, Inc.(a)(b)	45,948	3,906,958
Humana, Inc.	41,316	13,986,292
Laboratory Corp. of America Holdings(b)	30,751	5,340,834
McKesson Corp.	59,696	7,918,674
MEDNAX, Inc.(b)	28,804	1,343,995
Molina Healthcare, Inc.(b)	18,313	2,723,143
Penumbra, Inc.(b)	9,091	1,360,923
Premier, Inc., Class A(b)	16,551	757,705
Quest Diagnostics, Inc.	41,073	4,432,187

Security	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	286,192	$76,138,520
Universal Health Services, Inc., Class B	24,688	3,156,114
WellCare Health Plans, Inc.(b)	14,896	4,774,019

		260,223,908
Health Care Technology — 0.1%
athenahealth, Inc.(b)	12,470	1,665,992
Cerner Corp.(b)	94,704	6,099,885
Veeva Systems, Inc., Class A(b)	36,324	3,954,594

		11,720,471
Hotels, Restaurants & Leisure — 1.9%
Aramark	74,216	3,192,772
Caesars Entertainment Corp.(a)(b)	175,331	1,797,143
Carnival Corp.	122,008	7,780,450
Chipotle Mexican Grill, Inc.(b)	7,191	3,268,453
Choice Hotels International, Inc.(a)	9,583	798,264
Darden Restaurants, Inc.	37,088	4,123,815
Domino’s Pizza, Inc.	12,646	3,728,041
Dunkin’ Brands Group, Inc.(a)	25,843	1,905,146
Extended Stay America, Inc.	57,526	1,163,751
Hilton Grand Vacations, Inc.(b)	27,861	922,199
Hilton Worldwide Holdings, Inc.	84,421	6,819,528
Hyatt Hotels Corp., Class A	13,635	1,085,210
International Game Technology PLC(a)	28,350	559,912
Las Vegas Sands Corp.	107,240	6,362,549
Marriott International, Inc., Class A	87,127	11,503,378
McDonald’s Corp.	232,517	38,897,769
MGM Resorts International	155,467	4,339,084
Norwegian Cruise Line Holdings Ltd.(a)(b)	61,699	3,543,374
Royal Caribbean Cruises Ltd.	50,259	6,530,654
Six Flags Entertainment Corp.(a)	21,459	1,498,267
Starbucks Corp.	393,201	22,349,545
Vail Resorts, Inc.	12,048	3,306,212
Wendy’s Co.(a)	51,311	879,471
Wyndham Destinations, Inc.	28,144	1,220,324
Wyndham Hotels & Resorts, Inc.	28,144	1,563,962
Wynn Resorts Ltd.	31,076	3,948,517
Yum China Holdings, Inc.	110,623	3,883,974
Yum! Brands, Inc.	95,039	8,639,995

		155,611,759
Household Durables — 0.3%
D.R. Horton, Inc.	105,332	4,442,904
Garmin Ltd.(a)	34,602	2,423,870
Leggett & Platt, Inc.	40,082	1,755,191
Lennar Corp., Class A	86,382	4,033,175
Lennar Corp., Class B	3,438	132,363
Mohawk Industries, Inc.(b)	18,622	3,265,368
Newell Brands, Inc.(a)	135,913	2,759,034
NVR, Inc.(b)	932	2,302,785
PulteGroup, Inc.	75,777	1,876,996

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Durables (continued)
Tempur Sealy International, Inc.(a)(b)	14,422	$762,924
Toll Brothers, Inc.	40,358	1,333,025
Whirlpool Corp.	18,901	2,244,494

		27,332,129
Household Products — 1.2%
Church & Dwight Co., Inc.	74,036	4,395,517
Clorox Co.(a)	38,948	5,858,169
Colgate-Palmolive Co.	254,307	17,025,854
Energizer Holdings, Inc.	18,061	1,059,278
Kimberly-Clark Corp.	104,471	11,872,084
Procter & Gamble Co.	745,787	62,071,852
Spectrum Brands Holdings, Inc.	12,580	939,977

		103,222,731
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.(a)	191,164	2,676,296
NRG Energy, Inc.	94,374	3,529,588
Vistra Energy Corp.(b)	123,155	3,064,096

		9,269,980
Industrial Conglomerates — 1.4%
3M Co.(a)	170,631	35,953,658
BWX Technologies, Inc.	29,421	1,839,989
Carlisle Cos., Inc.(a)	17,324	2,110,063
General Electric Co.	2,574,109	29,061,691
Honeywell International, Inc.	223,141	37,130,662
Roper Technologies, Inc.	30,164	8,934,879
Seaboard Corp.	60	222,602

		115,253,544
Insurance — 2.5%
Aflac, Inc.	229,205	10,788,679
Alleghany Corp.	4,470	2,916,809
Allstate Corp.	103,473	10,212,785
American Financial Group, Inc.	21,562	2,392,735
American International Group, Inc.	266,244	14,174,831
American National Insurance Co.	2,030	262,459
Aon PLC	73,645	11,325,128
Arch Capital Group Ltd.(b)	116,178	3,463,266
Arthur J Gallagher & Co.	53,943	4,015,517
Aspen Insurance Holdings Ltd.(a)	18,846	787,763
Assurant, Inc.	15,012	1,620,545
Assured Guaranty Ltd.	34,040	1,437,509
Athene Holding Ltd., Class A(b)	46,607	2,407,718
Axis Capital Holdings Ltd.(a)	24,228	1,398,198
Brighthouse Financial, Inc.(a)(b)	35,377	1,565,078
Brown & Brown, Inc.	65,818	1,946,238
Chubb Ltd.(a)	138,845	18,555,246
Cincinnati Financial Corp.	43,929	3,374,187
CNA Financial Corp.	8,729	398,479
Erie Indemnity Co., Class A	7,348	937,090
Everest Re Group Ltd.	11,898	2,718,336
Fidelity National Financial, Inc.	79,715	3,136,785
First American Financial Corp.	29,986	1,546,978

Security	Shares	Value
Insurance (continued)
Hanover Insurance Group, Inc.	12,802	$1,579,383
Hartford Financial Services Group, Inc.	106,089	5,300,206
Lincoln National Corp.	65,570	4,436,466
Loews Corp.	80,662	4,051,652
Markel Corp.(b)	4,097	4,869,244
Marsh & McLennan Cos., Inc.	152,711	12,632,254
Mercury General Corp.(a)	8,529	427,815
MetLife, Inc.	252,873	11,814,227
Old Republic International Corp.	82,686	1,850,513
Principal Financial Group, Inc.	84,707	4,962,983
Progressive Corp.	173,757	12,343,697
Prudential Financial, Inc.	126,623	12,829,442
Reinsurance Group of America, Inc.	19,293	2,788,996
RenaissanceRe Holdings Ltd.	11,350	1,516,133
Torchmark Corp.	31,514	2,731,949
Travelers Cos., Inc.	81,206	10,533,230
Unum Group	63,615	2,485,438
W.R. Berkley Corp.	27,867	2,227,409
White Mountains Insurance Group Ltd.(a)	919	860,065
Willis Towers Watson PLC	39,340	5,544,580

		207,168,041
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(b)	121,724	243,813,172
Booking Holdings, Inc.(b)	14,192	28,156,928
Expedia Group, Inc.	36,295	4,735,772
Netflix, Inc.(a)(b)	124,749	46,672,343
Qurate Retail, Inc.(b)	131,820	2,927,722
TripAdvisor, Inc.(a)(b)	30,647	1,565,142
Wayfair, Inc., Class A(b)	16,804	2,481,447

		330,352,526
Internet Software & Services — 4.6%
Akamai Technologies, Inc.(a)(b)	49,748	3,639,066
Alphabet, Inc., Class A(b)	89,447	107,969,685
Alphabet, Inc., Class C(b)	91,167	108,805,080
DocuSign, Inc.(a)(b)	7,291	383,288
eBay, Inc.(b)	281,634	9,299,555
Facebook, Inc., Class A(b)	711,992	117,094,204
GoDaddy, Inc., Class A(b)	47,994	4,002,220
GrubHub, Inc.(b)	27,037	3,747,869
IAC/InterActiveCorp(b)	22,682	4,915,643
LogMeIn, Inc.	15,160	1,350,756
Match Group, Inc.(a)(b)	15,469	895,810
Nutanix, Inc., Class A(b)	31,856	1,360,888
Okta, Inc.(b)	25,588	1,800,372
Twilio, Inc., Class A(b)	21,423	1,848,376
Twitter, Inc.(b)	212,464	6,046,725
VeriSign, Inc.(b)	31,286	5,009,514
Zillow Group, Inc., Class A(b)	15,230	673,166

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet Software & Services (continued)
Zillow Group, Inc., Class C(a)(b)	34,356	$1,520,253

		380,362,470
IT Services — 4.8%
Accenture PLC, Class A	192,499	32,763,330
Alliance Data Systems Corp.	14,615	3,451,478
Amdocs Ltd.(a)	44,429	2,931,425
Automatic Data Processing, Inc.(a)	131,970	19,882,600
Black Knight, Inc.(b)	43,941	2,282,735
Booz Allen Hamilton Holding Corp.	41,518	2,060,538
Broadridge Financial Solutions, Inc.	34,636	4,570,220
Cognizant Technology Solutions Corp., Class A	175,389	13,531,261
Conduent, Inc.(b)	56,163	1,264,791
CoreLogic, Inc.(b)	24,072	1,189,397
DXC Technology Co.	84,027	7,858,205
EPAM Systems, Inc.(b)	14,740	2,029,698
Euronet Worldwide, Inc.(b)	14,429	1,446,074
Fidelity National Information Services, Inc.	98,137	10,703,803
First Data Corp., Class A(b)	162,174	3,968,398
Fiserv, Inc.(b)	120,528	9,929,097
FleetCor Technologies, Inc.(b)	26,964	6,143,478
Gartner, Inc.(a)(b)	26,476	4,196,446
Genpact Ltd.	40,844	1,250,235
Global Payments, Inc.	47,508	6,052,519
International Business Machines Corp.	274,347	41,484,010
Jack Henry & Associates, Inc.(a)	23,039	3,688,083
Leidos Holdings, Inc.	43,741	3,025,127
Mastercard, Inc., Class A	275,062	61,231,552
Paychex, Inc.	96,756	7,126,079
PayPal Holdings, Inc.(b)	354,233	31,115,827
Sabre Corp.	71,576	1,866,702
Square, Inc., Class A(b)	85,878	8,502,781
Switch, Inc., Class A	7,967	86,044
Teradata Corp.(a)(b)	38,129	1,437,845
Total System Services, Inc.	54,482	5,379,553
Visa, Inc., Class A	535,274	80,339,275
Western Union Co.(a)	133,276	2,540,240
WEX, Inc.(b)	12,322	2,473,765
Worldpay, Inc., Class A(b)	89,530	9,066,703

		396,869,314
Leisure Products — 0.1%
Brunswick Corp.	26,080	1,747,882
Hasbro, Inc.(a)	34,713	3,649,030
Mattel, Inc.(a)(b)	107,218	1,683,323
Polaris Industries, Inc.(a)	17,924	1,809,428

		8,889,663
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	96,209	6,786,583
Bio-Rad Laboratories, Inc., Class A(b)	6,494	2,032,557

Security	Shares	Value
Life Sciences Tools & Services (continued)
Bio-Techne Corp.	10,634	$2,170,506
Bruker Corp.	26,902	899,872
Charles River Laboratories International, Inc.(b)	14,730	1,981,774
Illumina, Inc.(b)	43,902	16,114,668
IQVIA Holdings, Inc.(b)	48,828	6,334,945
Mettler-Toledo International, Inc.(b)	7,489	4,560,651
PerkinElmer, Inc.	33,429	3,251,639
PRA Health Sciences, Inc.(b)	17,433	1,920,942
QIAGEN NV(a)(b)	67,587	2,560,195
Thermo Fisher Scientific, Inc.	120,101	29,314,252
Waters Corp.(b)	22,526	4,385,362

		82,313,946
Machinery — 1.8%
AGCO Corp.	19,153	1,164,311
Allison Transmission Holdings, Inc.(a)	36,284	1,887,131
Caterpillar, Inc.	173,786	26,500,627
Colfax Corp.(b)	26,900	970,014
Crane Co.	14,483	1,424,403
Cummins, Inc.	45,449	6,638,735
Deere & Co.	96,951	14,574,644
Donaldson Co., Inc.(a)	37,320	2,174,263
Dover Corp.	43,303	3,833,615
Flowserve Corp.(a)	37,409	2,045,898
Fortive Corp.(a)	92,868	7,819,486
Gardner Denver Holdings, Inc.(b)	30,505	864,512
Gates Industrial Corp. PLC(b)	12,536	244,452
Graco, Inc.	50,805	2,354,304
IDEX Corp.	23,209	3,496,668
Illinois Tool Works, Inc.(a)	100,011	14,113,552
Ingersoll-Rand PLC	74,099	7,580,328
ITT, Inc.	25,870	1,584,796
Lincoln Electric Holdings, Inc.	18,742	1,751,252
Middleby Corp.(a)(b)	16,965	2,194,423
Nordson Corp.(a)	17,417	2,419,221
Oshkosh Corp.	22,224	1,583,238
PACCAR, Inc.	103,316	7,045,118
Parker-Hannifin Corp.	39,921	7,342,669
Pentair PLC	46,553	2,018,073
Snap-on, Inc.(a)	16,922	3,106,879
Stanley Black & Decker, Inc.	46,722	6,841,970
Terex Corp.(a)	20,723	827,055
Timken Co.	20,322	1,013,052
Toro Co.	31,645	1,897,751
Trinity Industries, Inc.	42,088	1,542,104
Valmont Industries, Inc.(a)	6,241	864,378
WABCO Holdings, Inc.(b)	15,544	1,833,259
Wabtec Corp.(a)	26,622	2,792,115
Welbilt, Inc.(a)(b)	37,983	793,085

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Xylem, Inc.	54,725	$4,370,886

		149,508,267
Marine — 0.0%
Kirby Corp.(a)(b)	17,660	1,452,535

Media — 2.2%
AMC Networks, Inc., Class A(a)(b)	12,619	837,145
Cable One, Inc.	1,355	1,197,292
CBS Corp., Class B	99,387	5,709,783
Charter Communications, Inc., Class A(a)(b)	52,226	17,019,409
Cinemark Holdings, Inc.(a)	30,463	1,224,613
Comcast Corp., Class A	1,363,597	48,284,970
Discovery, Inc., Class A(a)(b)	48,754	1,560,128
Discovery, Inc., Class C(b)	100,471	2,971,932
DISH Network Corp., Class A(b)	65,907	2,356,834
GCI Liberty, Inc., Class A(a)(b)	30,667	1,564,017
Interpublic Group of Cos., Inc.	111,546	2,551,057
John Wiley & Sons, Inc., Class A	12,984	786,830
Liberty Broadband Corp., Class A(a)(b)	7,627	643,185
Liberty Broadband Corp., Class C(b)	31,114	2,622,910
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	25,554	1,110,066
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	50,412	2,190,401
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	5,680	202,094
Liberty Media Corp.-Liberty Formula One, Class C(b)	60,246	2,240,549
Lions Gate Entertainment Corp., Class A	14,711	358,801
Lions Gate Entertainment Corp., Class B	31,284	728,917
Live Nation Entertainment, Inc.(b)	42,621	2,321,566
Madison Square Garden Co., Class A(b)	5,367	1,692,323
News Corp., Class A	107,674	1,420,220
News Corp., Class B	36,762	499,963
Omnicom Group, Inc.(a)	67,753	4,608,559
Sirius XM Holdings, Inc.(a)	384,758	2,431,671
Tribune Media Co., Class A	27,251	1,047,256
Twenty-First Century Fox, Inc., Class A	311,151	14,415,626
Twenty-First Century Fox, Inc., Class B	146,082	6,693,477
Viacom, Inc., Class A	1,857	67,873
Viacom, Inc., Class B	105,475	3,560,836
Walt Disney Co.	445,329	52,076,773

		186,997,076
Metals & Mining — 0.3%
Alcoa Corp.(b)	55,332	2,235,413
Freeport-McMoRan, Inc.	438,268	6,100,691
Newmont Mining Corp.	158,007	4,771,811
Nucor Corp.	94,815	6,016,012
Reliance Steel & Aluminum Co.	20,028	1,708,188
Royal Gold, Inc.	20,015	1,542,356
Southern Copper Corp.(a)	24,121	1,040,580

Security	Shares	Value
Metals & Mining (continued)
Steel Dynamics, Inc.	64,627	$2,920,494
United States Steel Corp.	47,757	1,455,633

		27,791,178
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	136,714	2,546,982
Annaly Capital Management, Inc.	380,733	3,894,899
Two Harbors Investment Corp.	73,408	1,095,981

		7,537,862
Multi-Utilities — 0.8%
Ameren Corp.	70,477	4,455,556
CenterPoint Energy, Inc.	131,457	3,634,786
CMS Energy Corp.	84,695	4,150,055
Consolidated Edison, Inc.(a)	91,797	6,994,014
Dominion Energy, Inc.(a)	195,622	13,748,314
DTE Energy Co.	54,774	5,977,487
MDU Resources Group, Inc.	57,428	1,475,325
NiSource, Inc.	109,786	2,735,867
Public Service Enterprise Group, Inc.	152,308	8,040,339
SCANA Corp.	42,745	1,662,353
Sempra Energy(a)	81,883	9,314,191
Vectren Corp.	23,915	1,709,683
WEC Energy Group, Inc.	92,440	6,171,295

		70,069,265
Multiline Retail — 0.5%
Burlington Stores, Inc.(b)	20,013	3,260,518
Dollar General Corp.	80,444	8,792,529
Dollar Tree, Inc.(b)	70,715	5,766,809
Kohl’s Corp.(a)	49,724	3,706,924
Macy’s, Inc.(a)	93,370	3,242,740
Nordstrom, Inc.(a)	35,923	2,148,555
Target Corp.	160,534	14,160,704

		41,078,779
Oil, Gas & Consumable Fuels — 5.1%
Anadarko Petroleum Corp.	151,814	10,233,782
Andeavor	42,398	6,508,093
Antero Resources Corp.(a)(b)	75,115	1,330,287
Apache Corp.(a)	113,059	5,389,523
Cabot Oil & Gas Corp.(a)	131,945	2,971,401
Centennial Resource Development, Inc., Class A(a)(b)	54,164	1,183,483
Cheniere Energy, Inc.(b)	69,019	4,796,130
Chesapeake Energy Corp.(a)(b)	264,062	1,185,638
Chevron Corp.	570,321	69,738,852
Cimarex Energy Co.	28,329	2,632,897
CNX Resources Corp.(a)(b)	62,424	893,287
Concho Resources, Inc.(b)	58,535	8,941,221
ConocoPhillips	350,743	27,147,508
Continental Resources, Inc.(a)(b)	25,291	1,726,869
Devon Energy Corp.	155,447	6,208,553
Diamondback Energy, Inc.(a)	29,064	3,929,162
Energen Corp.(b)	26,124	2,251,105

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	173,046	$22,075,478
EQT Corp.	79,212	3,503,547
Extraction Oil & Gas, Inc.(b)	21,022	237,338
Exxon Mobil Corp.	1,268,490	107,847,020
Hess Corp.	80,238	5,743,436
HollyFrontier Corp.	49,049	3,428,525
Kinder Morgan, Inc.	567,786	10,066,846
Kosmos Energy Ltd.(a)(b)	78,007	729,365
Marathon Oil Corp.	255,098	5,938,681
Marathon Petroleum Corp.	133,741	10,695,268
Murphy Oil Corp.(a)	47,081	1,569,681
Newfield Exploration Co.(b)	59,389	1,712,185
Noble Energy, Inc.	138,361	4,315,480
Occidental Petroleum Corp.	230,019	18,900,661
ONEOK, Inc.	122,908	8,331,933
Parsley Energy, Inc., Class A(b)	76,511	2,237,947
PBF Energy, Inc., Class A	33,607	1,677,325
Phillips 66	126,547	14,264,378
Pioneer Natural Resources Co.	51,029	8,888,742
QEP Resources, Inc.(b)	73,593	833,073
Range Resources Corp.(a)	67,427	1,145,585
SM Energy Co.	34,533	1,088,826
Targa Resources Corp.	64,447	3,629,011
Valero Energy Corp.	127,662	14,521,553
Whiting Petroleum Corp.(a)(b)	25,505	1,352,785
Williams Cos., Inc.	361,902	9,840,115
WPX Energy, Inc.(b)	121,188	2,438,303

		424,080,878
Paper & Forest Products — 0.0%
Domtar Corp.	19,092	996,030

Personal Products — 0.2%
Coty, Inc., Class A	142,893	1,794,736
Estee Lauder Cos., Inc., Class A	65,325	9,493,029
Herbalife Nutrition Ltd.(b)	34,762	1,896,267
Nu Skin Enterprises, Inc., Class A	17,147	1,413,256

		14,597,288
Pharmaceuticals — 4.3%
Allergan PLC	101,428	19,320,006
Bristol-Myers Squibb Co.	487,702	30,276,540
Catalent, Inc.(b)	43,141	1,965,073
Eli Lilly & Co.	285,401	30,626,381
Jazz Pharmaceuticals PLC(b)	17,357	2,918,232
Johnson & Johnson	803,854	111,068,507
Merck & Co., Inc.	796,991	56,538,542
Mylan NV(b)	154,402	5,651,113
Nektar Therapeutics(b)	46,799	2,852,867
Perrigo Co. PLC	38,643	2,735,924
Pfizer, Inc.	1,737,173	76,557,214

Security	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	144,968	$13,273,270

		353,783,669
Professional Services — 0.4%
CoStar Group, Inc.(b)	10,763	4,529,501
Dun & Bradstreet Corp.	10,530	1,500,630
Equifax, Inc.	35,831	4,678,454
IHS Markit Ltd.(b)	116,897	6,307,762
ManpowerGroup, Inc.	19,763	1,698,827
Nielsen Holdings PLC	109,075	3,017,015
Robert Half International, Inc.	36,999	2,603,990
TransUnion	55,230	4,063,823
Verisk Analytics, Inc.(b)	48,124	5,801,348

		34,201,350
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(b)	97,145	4,284,094
Howard Hughes Corp.(a)(b)	11,666	1,449,151
Jones Lang LaSalle, Inc.	13,368	1,929,270
Realogy Holdings Corp.(a)	39,747	820,378

		8,482,893
Road & Rail — 1.0%
AMERCO	2,043	728,636
CSX Corp.	246,744	18,271,393
Genesee & Wyoming, Inc., Class A(b)	17,406	1,583,772
JB Hunt Transport Services, Inc.	25,993	3,091,608
Kansas City Southern(a)	31,308	3,546,570
Knight-Swift Transportation Holdings, Inc.(a)	38,073	1,312,757
Landstar System, Inc.	12,397	1,512,434
Norfolk Southern Corp.	84,736	15,294,848
Old Dominion Freight Line, Inc.(a)	19,699	3,176,661
Ryder System, Inc.	16,331	1,193,306
Schneider National, Inc., Class B(a)	12,351	308,528
Union Pacific Corp.	221,489	36,065,054

		86,085,567
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.(a)(b)	271,248	8,378,851
Analog Devices, Inc.	110,731	10,238,188
Applied Materials, Inc.	301,536	11,654,367
Broadcom, Inc.	128,438	31,689,508
Cypress Semiconductor Corp.(a)	106,933	1,549,459
First Solar, Inc.(b)	25,377	1,228,754
Intel Corp.	1,382,128	65,360,833
KLA-Tencor Corp.	47,062	4,786,676
Lam Research Corp.	47,119	7,147,952
Marvell Technology Group Ltd.	164,818	3,180,988
Maxim Integrated Products, Inc.	84,374	4,757,850
Microchip Technology, Inc.(a)	68,424	5,399,338
Micron Technology, Inc.(b)	347,366	15,711,364
MKS Instruments, Inc.	15,977	1,280,557

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	11,608	$1,457,152
NVIDIA Corp.	174,258	48,969,983
NXP Semiconductors NV	103,444	8,844,462
ON Semiconductor Corp.(a)(b)	126,628	2,333,754
Qorvo, Inc.(b)	38,288	2,943,964
QUALCOMM, Inc.	443,878	31,972,532
Skyworks Solutions, Inc.	53,765	4,877,023
Teradyne, Inc.	55,251	2,043,182
Texas Instruments, Inc.	293,281	31,466,119
Xilinx, Inc.	77,207	6,189,685

		313,462,541
Software — 6.6%
Activision Blizzard, Inc.	225,388	18,750,028
Adobe Systems, Inc.(b)	147,178	39,730,701
ANSYS, Inc.(b)	24,999	4,666,813
Aspen Technology, Inc.(b)	20,832	2,372,973
Atlassian Corp. PLC, Class A(b)	28,129	2,704,322
Autodesk, Inc.(b)	65,901	10,287,805
CA, Inc.	94,731	4,182,374
Cadence Design Systems, Inc.(b)	83,099	3,766,047
CDK Global, Inc.	39,223	2,453,791
Ceridian HCM Holding, Inc.(b)	6,749	283,660
Citrix Systems, Inc.(b)	41,152	4,574,456
Dell Technologies, Inc., Class V(b)	59,914	5,818,848
Electronic Arts, Inc.(b)	90,345	10,885,669
Fair Isaac Corp.(b)	8,432	1,927,134
FireEye, Inc.(a)(b)	54,766	931,022
Fortinet, Inc.(b)	42,472	3,918,891
Guidewire Software, Inc.(a)(b)	24,050	2,429,291
Intuit, Inc.	73,094	16,621,576
Manhattan Associates, Inc.(b)	20,757	1,133,332
Microsoft Corp.	2,269,296	259,539,384
Nuance Communications, Inc.(a)(b)	82,331	1,425,973
Oracle Corp.	838,908	43,254,096
Paycom Software, Inc.(a)(b)	14,757	2,293,385
Pegasystems, Inc.	10,974	686,972
Pluralsight, Inc.(a)(b)	7,138	228,416
Proofpoint, Inc., Class A(b)	14,764	1,569,856
PTC, Inc.(b)	34,910	3,707,093
RealPage, Inc.(a)(b)	20,675	1,362,483
Red Hat, Inc.(b)	52,935	7,213,982
salesforce.com, Inc.(b)	211,381	33,615,920
ServiceNow, Inc.(a)(b)	52,559	10,282,117
Splunk, Inc.(b)	43,799	5,295,737
SS&C Technologies Holdings, Inc.	61,831	3,513,856
Symantec Corp.	184,804	3,932,629
Synopsys, Inc.(b)	44,250	4,363,493
Tableau Software, Inc., Class A(b)	20,368	2,275,920
Take-Two Interactive Software, Inc.(b)	34,281	4,730,435
Tyler Technologies, Inc.(b)	11,067	2,712,079
Ultimate Software Group, Inc.(a)(b)	8,941	2,880,701
VMware, Inc., Class A(a)(b)	20,823	3,249,637
Workday, Inc., Class A(b)	43,750	6,386,625

Security	Shares	Value
Software (continued)
Zendesk, Inc.(b)	30,491	$2,164,861
Zynga, Inc., Class A(a)(b)	216,954	869,986

		544,994,369
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	21,169	3,563,378
AutoNation, Inc.(a)(b)	16,519	686,364
AutoZone, Inc.(b)	8,064	6,255,245
Best Buy Co., Inc.	71,791	5,697,334
CarMax, Inc.(b)	53,364	3,984,690
Dick’s Sporting Goods, Inc.(a)	24,827	880,862
Floor & Decor Holdings, Inc., Class A(b)	10,273	309,936
Foot Locker, Inc.	34,820	1,775,124
Gap, Inc.	67,415	1,944,923
Home Depot, Inc.	345,092	71,485,808
L Brands, Inc.(a)	69,324	2,100,517
Lowe’s Cos., Inc.	244,420	28,064,304
Michaels Cos., Inc.(a)(b)	33,201	538,852
O’Reilly Automotive, Inc.(b)	23,637	8,209,603
Penske Automotive Group, Inc.(a)	11,498	544,890
Ross Stores, Inc.	110,395	10,940,144
Tiffany & Co.	37,177	4,794,718
TJX Cos., Inc.	187,712	21,027,498
Tractor Supply Co.	36,875	3,351,200
Ulta Salon Cosmetics & Fragrance, Inc.(b)	17,099	4,823,970
Urban Outfitters, Inc.(b)	23,570	964,013
Williams-Sonoma, Inc.(a)	24,857	1,633,602

		183,576,975
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	1,447,336	326,721,629
Hewlett Packard Enterprise Co.	452,824	7,385,559
HP, Inc.	483,958	12,471,598
NCR Corp.(a)(b)	35,514	1,008,953
NetApp, Inc.	79,715	6,846,721
Pure Storage, Inc., Class A(b)	48,960	1,270,512
Western Digital Corp.	90,381	5,290,904
Xerox Corp.(a)	66,501	1,794,197

		362,790,073
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	13,393	1,320,550
Columbia Sportswear Co.	8,488	789,978
Hanesbrands, Inc.(a)	109,182	2,012,224
Lululemon Athletica, Inc.(b)	28,920	4,699,211
Michael Kors Holdings Ltd.(b)	41,951	2,876,161
NIKE, Inc., Class B	374,136	31,696,802
PVH Corp.	23,133	3,340,405
Ralph Lauren Corp.(a)	16,255	2,235,875
Skechers U.S.A., Inc., Class A(b)	42,278	1,180,825
Tapestry, Inc.	85,750	4,310,653
Under Armour, Inc., Class A(b)	51,837	1,099,981
Under Armour, Inc., Class C(a)(b)	55,714	1,084,194

11

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	97,401	$9,102,123

		65,748,982
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.(a)	134,156	1,391,198
TFS Financial Corp.	15,276	229,293

		1,620,491
Tobacco — 0.9%
Altria Group, Inc.	566,871	34,187,990
Philip Morris International, Inc.	463,537	37,796,807

		71,984,797
Trading Companies & Distributors — 0.3%
Air Lease Corp.	27,450	1,259,406
Fastenal Co.(a)	83,492	4,844,206
HD Supply Holdings, Inc.(b)	53,932	2,307,750
MSC Industrial Direct Co., Inc., Class A(a)	14,040	1,237,064
United Rentals, Inc.(b)	24,825	4,061,370
Univar, Inc.(b)	32,014	981,549
W.W. Grainger, Inc.	13,707	4,899,019
Watsco, Inc.(a)	9,558	1,702,280
WESCO International, Inc.(b)	14,168	870,624

		22,163,268
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	25,529	1,177,654

Water Utilities — 0.1%
American Water Works Co., Inc.	53,696	4,723,637
Aqua America, Inc.	54,118	1,996,954

		6,720,591
Wireless Telecommunication Services — 0.1%
RingCentral, Inc., Class A(b)	19,662	1,829,549

Security	Shares	Value
Wireless Telecommunication Services (continued)
Sprint Corp.(b)	183,482	$1,199,972
T-Mobile U.S., Inc.(b)	92,778	6,511,160
Telephone & Data Systems, Inc.	30,495	927,963
United States Cellular Corp.(b)	2,304	103,173

		10,571,817

Total Common Stocks — 99.0% (Cost — $6,161,503,477)		8,225,851,658

Investment Companies — 0.3%

United States — 0.3%
iShares Russell 1000 ETF(a)(e)	150,954	24,410,771

Total Investment Companies — 0.3% (Cost — $20,988,254)		24,410,771

Total Long-Term Investments — 99.3% (Cost — $6,182,491,731)		8,250,262,429

Short-Term Securities — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(c)(d)(e)	433,763,218	433,893,347
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(d)(e)	99,992,332	99,992,332

Total Short-Term Securities — 6.4% (Cost — $533,785,826)		533,885,679

Total Investments — 105.7% (Cost — $6,716,277,557)		8,784,148,108
Liabilities in Excess of Other Assets — (5.7)%		(473,706,218)

Net Assets — 100.0%		$8,310,441,890

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

12

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Index Master Portfolio

(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/2017	Shares Purchased		Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	32,510	6,454		(2,099)		36,865	$17,375,580	$319,837		$(106,103)	$(1,562,470)
BlackRock Cash Funds: Institutional, SL Agency Shares	446,113,767	—		(12,350,549	)(b)	433,763,218	433,893,347	1,218,047	(c)	(9,646)	80,021
BlackRock Cash Funds: Treasury, SL Agency Shares	85,375,486	14,616,846	(d)	—		99,992,332	99,992,332	951,662		—	—
PNC Financial Services Group, Inc.	125,620	20,105		(6,569)		139,156	18,951,656	334,553		(39,062)	(1,137,569)
iShares Russell 1000 ETF	263,469	1,410,119		(1,522,634)		150,954	24,410,771	356,571		1,366,816	1,237,949

							$594,623,686	$3,180,670		$1,212,005	$(1,382,069)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares purchased.

Portfolio Abbreviations

CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini Index	377	12/21/18	$55,023	$238,749
S&P MidCap 400 E-Mini Index	24	12/21/18	4,860	(27,096)

				$211,653

13

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$8,225,851,658	$—	$—	$8,225,851,658
Investment Companies	24,410,771	—	—	24,410,771
Short-Term Securities	533,885,679	—	—	533,885,679

	$8,784,148,108	$—	$—	$8,784,148,108

Derivative Financial Instruments(b)
Assets:
Equity contracts	$238,749	$—	$—	$238,749
Liabilities:
Equity contracts	(27,096)	—	—	(27,096)

	$211,653	$—	$—	$211,653

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

14

Schedule of Investments (unaudited) September 30, 2018	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Investment Value	Value
Affiliated Investment Companies(e) — 97.7%

Equity Funds — 46.8%
Active Stock Master Portfolio	$93,374,328	$93,374,328
BlackRock Advantage Emerging Markets Fund — Class K(a)	1,002,932	10,300,116
BlackRock Tactical Opportunities Fund — Class K	635,403	9,804,267
International Tilts Master Portfolio	$26,808,731	26,808,731
iShares Edge MSCI Multifactor International ETF	160,454	4,505,548
iShares Edge MSCI Multifactor USA ETF	67,679	2,275,368
iShares MSCI EAFE Small-Cap ETF	91,777	5,715,872

		152,784,230
Fixed Income Funds — 50.5%
CoreAlpha Bond Master Portfolio	$119,447,530	119,447,530
iShares TIPS Bond ETF	227,316	25,145,696
Master Total Return Portfolio	$20,527,346	20,527,346

		165,120,572
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(b)(c)	175,073	175,125
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(b)	1,200,189	1,200,189

		1,375,314

Total Affiliated Investment Companies — 97.7% (Cost — $288,857,238)		319,280,116

	Shares

Common Stocks — 1.2%

Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.	745	93,713
Ascendas Real Estate Investment Trust	16,400	31,678
Assura PLC	34,977	24,706
AvalonBay Communities, Inc.	686	124,269
Big Yellow Group PLC	2,563	30,577
Boston Properties, Inc.	900	110,781
Brandywine Realty Trust	2,234	35,118
Canadian Apartment Properties REIT	1,215	44,860
Capital & Regional PLC	45,917	25,689
CareTrust REIT, Inc.	4,729	83,751
CyrusOne, Inc.	1,442	91,423
Derwent London PLC	619	23,046
EPR Properties	1,137	77,782
Equinix, Inc.	123	53,245
Extra Space Storage, Inc.	771	66,799
Federal Realty Investment Trust	427	54,003
GLP J-REIT	47	45,679
Goodman Group	1,654	12,408

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Hammerson PLC	2,527	$15,036
Healthcare Trust of America, Inc., Class A	1,216	32,431
Highwoods Properties, Inc.	1,076	50,852
Host Hotels & Resorts, Inc.	2,782	58,700
Ichigo Office REIT Investment Corp.	35	28,848
Invincible Investment Corp.	103	43,049
Invitation Homes, Inc.	3,136	71,846
JBG SMITH Properties	479	17,642
Kenedix Office Investment Corp.	10	63,803
Land Securities Group PLC	3,156	36,338
Link REIT	8,000	78,768
Mid-America Apartment Communities, Inc.	482	48,287
NIPPON REIT Investment Corp.	5	16,165
Prologis, Inc.	2,091	141,749
PRS REIT PLC	29,915	39,966
Regency Centers Corp.	1,098	71,008
Rexford Industrial Realty, Inc.	2,307	73,732
RioCan Real Estate Investment Trust	3,395	64,869
Scentre Group	30,017	86,262
Simon Property Group, Inc.	932	164,731
Spirit Realty Capital, Inc.	6,901	55,622
Sun Communities, Inc.	954	96,869
Sunstone Hotel Investors, Inc.	2,060	33,702
UDR, Inc.	2,004	81,022
Unibail-Rodamco-Westfield	451	90,852
VEREIT, Inc.	5,286	38,376
VICI Properties, Inc.	1,831	39,586
Welltower, Inc.	1,290	82,973

		2,752,611
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	368	29,727
Marriott International, Inc., Class A	226	29,839

		59,566
Household Durables — 0.0%
Glenveagh Properties PLC(a)(d)	36,069	40,621

Internet Software & Services — 0.0%
NEXTDC Ltd.(a)	15,726	73,828

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	1,102	38,713

Real Estate Management & Development — 0.3%
Aedas Homes SAU(a)(d)	901	28,475
Castellum AB	1,239	22,194
City Developments Ltd.	7,400	49,337
CK Asset Holdings Ltd.	12,500	93,702
Entra ASA(d)	2,175	31,287
Fabege AB	2,118	29,329
Godewind Immobilien AG(a)(d)	5,631	22,817
Inmobiliaria Colonial Socimi SA	3,749	38,879
LEG Immobilien AG	485	57,640

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Mega Manunggal Property Tbk PT(a)	835,100	$30,543
Mitsubishi Estate Co. Ltd.	3,700	62,826
Mitsui Fudosan Co. Ltd.	2,900	68,588
Robinsons Land Corp.	64,600	24,247
Sun Hung Kai Properties Ltd.	5,500	79,817
TLG Immobilien AG	1,259	32,900
Unizo Holdings Co. Ltd.	2,500	48,172
Vonovia SE	2,213	108,234
Wharf Real Estate Investment Co. Ltd.	6,000	38,655
Yanlord Land Group Ltd.	23,300	25,223

		892,865

Security	Shares	Value
Wireless Telecommunication Services — 0.0%
Tritax EuroBox PLC(a)(d)	13,664	$18,745

Total Common Stocks — 1.2% (Cost — $3,663,630)		3,876,949

Total Investments — 98.9% (Cost — $292,520,868)		323,157,065
Other Assets Less Liabilities — 1.1%		3,556,191

Net Assets — 100.0%		$326,713,256

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$97,061,251	$—		$(3,686,923	)(b)	$93,374,328	$93,374,328	$1,378,814		$9,613,534	$6,398,029
BlackRock Advantage Emerging Markets Fund	1,202,006	—		(1,202,006)		—	—	—		1,675,415	(1,730,888)
BlackRock Advantage Emerging Markets Fund — Class K	—	1,486,618		(483,686)		1,002,932	10,300,116	—		(249,360)	(690,119)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,032,185	—		(5,857,112	)(b)	175,073	175,125	6,776	(c)	1,101	34
BlackRock Cash Funds: Treasury, SL Agency Shares	1,781,552	—		(581,363	)(b)	1,200,189	1,200,189	—		—	—
BlackRock Commodity Strategies Fund(d)	1,735,182	—		(1,735,182)		—	—	—		1,787,665	(2,287,008)
BlackRock Tactical Opportunities Fund	821,636	6,562		(192,795)		635,403	9,804,267	—		232,991	533,706
CoreAlpha Bond Master Portfolio	$125,214,086	$—		$(5,766,556	)(b)	$119,447,530	119,447,530	2,675,704		(967,839)	(659,125)
International Tilts Master Portfolio	$26,203,316	$605,415	(e)	$—		$26,808,731	26,808,731	620,975		882,215	(172,993)
iShares Edge MSCI Multifactor International ETF	204,135	6,078		(49,759)		160,454	4,505,548	56,101		330,571	(424,445)
iShares Edge MSCI Multifactor USA ETF	297,424	—		(229,745)		67,679	2,275,368	72,719		1,588,621	(1,187,187)
iShares MSCI EAFE Small-Cap ETF	56,886	47,592		(12,701)		91,777	5,715,872	64,634		(24,321)	(177,460)
iShares TIPS Bond ETF	246,811	5,690		(25,185)		227,316	25,145,696	568,075		(23,094)	(794,424)
Master Total Return Portfolio	$24,155,339	$—		$(3,627,993	)(b)	$20,527,346	20,527,346	950,617		19,874,521	(656,108)

							$319,280,116	$6,394,415		$34,722,020	$(1,847,988)

2

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2020 Master Portfolio

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer an affiliate of the LifePath Dynamic Master Portfolio
(e)	Represents net shares/investment value purchased.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

3

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2020 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	33	12/13/18	$7,008	$575,083
Topix Index	42	12/13/18	6,721	314,266
10-Year U.S. Treasury Note	146	12/19/18	17,342	(8,292)
S&P/TSX 60 Index	21	12/20/18	3,090	17,688
Russell 2000 E-Mini Index	150	12/21/18	12,756	(144,363)

				754,382

Short Contracts:
U.S. Ultra Bond	93	12/19/18	14,348	482,998
S&P 500 E-Mini Index	147	12/21/18	21,455	(63,901)
S&P Mid 400 E-Mini Index	9	12/21/18	1,823	18,651

				437,748

				$1,192,130

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	8,000	USD	5,681	Goldman Sachs International	10/15/18	$102
CAD	8,000	USD	6,123	Barclays Bank PLC	10/15/18	72
CAD	3,000	USD	2,304	State Street Bank and Trust Co.	10/15/18	19
CAD	5,000	USD	3,867	State Street Bank and Trust Co.	10/15/18	6
CAD	7,000	USD	5,382	State Street Bank and Trust Co.	10/15/18	39
CHF	37,000	USD	37,605	Nomura International PLC	10/15/18	140
GBP	1,000	USD	1,303	Nomura International PLC	10/15/18	1
GBP	2,000	USD	2,596	Nomura International PLC	10/15/18	12
HKD	5,000	USD	638	State Street Bank and Trust Co.	10/15/18	1
HKD	59,000	USD	7,530	State Street Bank and Trust Co.	10/15/18	8
HKD	205,000	USD	26,134	State Street Bank and Trust Co.	10/15/18	56
NOK	49,000	USD	5,947	Bank of America N.A.	10/15/18	76
NOK	29,000	USD	3,544	Standard Chartered Bank	10/15/18	21
SGD	4,000	USD	2,926	Royal Bank of Canada	10/15/18	1
USD	17,439	AUD	24,000	Bank of America N.A.	10/15/18	89
USD	4,376	AUD	6,000	State Street Bank and Trust Co.	10/15/18	38
USD	8,125	AUD	11,000	State Street Bank and Trust Co.	10/15/18	173
USD	18,948	AUD	26,000	State Street Bank and Trust Co.	10/15/18	153
USD	4,649	CAD	6,000	Standard Chartered Bank	10/15/18	3
USD	4,663	EUR	4,000	Nomura International PLC	10/15/18	14
USD	1,167	EUR	1,000	Standard Chartered Bank	10/15/18	5
USD	2,355	EUR	2,000	State Street Bank and Trust Co.	10/15/18	31
USD	63,847	EUR	54,000	State Street Bank and Trust Co.	10/15/18	1,087
USD	6,659	GBP	5,000	State Street Bank and Trust Co.	10/15/18	138
USD	10,631	GBP	8,000	State Street Bank and Trust Co.	10/15/18	198
USD	17,063	GBP	13,000	State Street Bank and Trust Co.	10/15/18	109
USD	28,820	IDR	418,079,000	BNP Paribas S.A.	10/15/18	806
USD	7,548	JPY	837,000	Nomura International PLC	10/15/18	174

4

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,256	JPY	914,000	Nomura International PLC	10/15/18	$204
USD	905	JPY	100,000	Standard Chartered Bank	10/15/18	24
USD	66,435	JPY	7,341,000	State Street Bank and Trust Co.	10/15/18	1,764
USD	35,112	NOK	281,000	Nomura International PLC	10/15/18	567
USD	30,706	PHP	1,653,000	BNP Paribas S.A.	10/15/18	142
USD	12,443	SGD	17,000	Standard Chartered Bank	10/15/18	3
USD	735	SGD	1,000	State Street Bank and Trust Co.	10/15/18	3
AUD	18,000,000	USD	13,001,490	Bank of America N.A.	12/19/18	17,525
CAD	3,754,428	USD	2,896,656	Deutsche Bank AG	12/19/18	14,929
JPY	58,000,000	USD	513,594	Bank of America N.A.	12/19/18	43
USD	278,038	CHF	266,703	Deutsche Bank AG	12/19/18	4,260
USD	83,072	GBP	63,230	Nomura International PLC	12/19/18	349
USD	104,962	JPY	11,617,772	Deutsche Bank AG	12/19/18	2,077
USD	4,524,042	JPY	500,745,890	Deutsche Bank AG	12/19/18	89,533

						134,995

AUD	17,000	USD	12,500	Bank of America N.A.	10/15/18	(211)
AUD	7,000	USD	5,178	Goldman Sachs International	10/15/18	(118)
AUD	18,000	USD	13,365	Nomura International PLC	10/15/18	(353)
AUD	63,000	USD	46,669	Nomura International PLC	10/15/18	(1,127)
EUR	8,000	USD	9,299	Citibank N.A.	10/15/18	(1)
EUR	13,000	USD	15,146	Deutsche Bank AG	10/15/18	(37)
EUR	9,000	USD	10,564	Nomura International PLC	10/15/18	(104)
EUR	18,000	USD	20,965	Nomura International PLC	10/15/18	(45)
EUR	35,000	USD	40,777	Nomura International PLC	10/15/18	(99)
EUR	4,000	USD	4,656	State Street Bank and Trust Co.	10/15/18	(7)
GBP	4,000	USD	5,223	Nomura International PLC	10/15/18	(6)
GBP	2,000	USD	2,635	State Street Bank and Trust Co.	10/15/18	(26)
HKD	20,000	USD	2,556	State Street Bank and Trust Co.	10/15/18	(1)
ILS	27,000	USD	7,481	Goldman Sachs International	10/15/18	(51)
JPY	874,000	USD	7,708	Bank of America N.A.	10/15/18	(9)
JPY	669,000	USD	6,043	Deutsche Bank AG	10/15/18	(150)
JPY	749,000	USD	6,703	Deutsche Bank AG	10/15/18	(105)
JPY	307,000	USD	2,708	Goldman Sachs International	10/15/18	(3)
JPY	2,164,000	USD	19,279	Goldman Sachs International	10/15/18	(215)
JPY	2,737,000	USD	24,592	Goldman Sachs International	10/15/18	(480)
JPY	3,163,000	USD	27,919	Goldman Sachs International	10/15/18	(55)
JPY	442,000	USD	3,920	State Street Bank and Trust Co.	10/15/18	(26)
JPY	539,000	USD	4,789	State Street Bank and Trust Co.	10/15/18	(41)
JPY	2,039,000	USD	18,070	State Street Bank and Trust Co.	10/15/18	(107)
NZD	5,000	USD	3,401	Bank of America N.A.	10/15/18	(86)
PHP	357,000	USD	6,743	BNP Paribas S.A.	10/15/18	(142)
SEK	513,000	USD	59,065	Bank of America N.A.	10/15/18	(1,282)
SEK	62,000	USD	7,001	Nomura International PLC	10/15/18	(17)
SGD	46,000	USD	33,912	UBS AG	10/15/18	(252)
USD	2,132	AUD	3,000	State Street Bank and Trust Co.	10/15/18	(37)
USD	3,587	AUD	5,000	State Street Bank and Trust Co.	10/15/18	(27)
USD	3,596	AUD	5,000	State Street Bank and Trust Co.	10/15/18	(19)
USD	7,905	AUD	11,000	State Street Bank and Trust Co.	10/15/18	(46)
USD	2,286	CAD	3,000	Deutsche Bank AG	10/15/18	(37)
USD	4,632	EUR	4,000	Citibank N.A.	10/15/18	(17)
USD	2,292	EUR	2,000	Deutsche Bank AG	10/15/18	(32)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,799	EUR	5,000	Nomura International PLC	10/15/18	$(12)
USD	15,090	EUR	13,000	Royal Bank of Canada	10/15/18	(19)
USD	1,158	EUR	1,000	State Street Bank and Trust Co.	10/15/18	(4)
USD	1,159	EUR	1,000	State Street Bank and Trust Co.	10/15/18	(3)
USD	2,605	GBP	2,000	Royal Bank of Canada	10/15/18	(3)
USD	5,189	GBP	4,000	Royal Bank of Canada	10/15/18	(28)
USD	8,158	HKD	64,000	Goldman Sachs International	10/15/18	(18)
USD	3,317	HKD	26,000	Nomura International PLC	10/15/18	(5)
USD	4,977	HKD	39,000	Royal Bank of Canada	10/15/18	(6)
USD	19,633	HKD	154,000	UBS AG	10/15/18	(42)
USD	2,643	NOK	22,000	Citibank N.A.	10/15/18	(61)
USD	2,881	SEK	26,000	Deutsche Bank AG	10/15/18	(47)
USD	25,775	SEK	231,000	Goldman Sachs International	10/15/18	(244)
USD	1,575	SEK	14,000	State Street Bank and Trust Co.	10/15/18	(2)
USD	2,687	SEK	24,000	State Street Bank and Trust Co.	10/15/18	(16)
USD	20,595	SEK	183,000	State Street Bank and Trust Co.	10/15/18	(17)
USD	18,982	SGD	26,000	Barclays Bank PLC	10/15/18	(43)
USD	20,483	SGD	28,000	State Street Bank and Trust Co.	10/15/18	(5)
EUR	73,842	USD	86,883	Deutsche Bank AG	12/19/18	(586)
EUR	12,785,000	USD	15,042,460	Deutsche Bank AG	12/19/18	(101,139)
USD	1,697,716	CAD	2,200,000	Deutsche Bank AG	12/19/18	(8,399)

						(116,070)

						$18,925

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

6

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2020 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$32,601,171	$—	$—	$32,601,171
Fixed Income Fund	25,145,696	—	—	25,145,696
Short-Term Securities	1,375,314	—	—	1,375,314
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	2,099,707	652,904	—	2,752,611
Hotels, Restaurants & Leisure	59,566	—	—	59,566
Household Durables	40,621	—	—	40,621
IT Services	38,713	—	—	38,713
Internet Software & Services	—	73,828	—	73,828
Real Estate Management & Development	81,835	811,030	—	892,865
Wireless Telecommunication Services	18,745	—	—	18,745

Subtotal	$61,461,368	$1,537,762	$—	$62,999,130

Investments Valued at Net Asset Value (“NAV”)(a)				260,157,935

				$323,157,065

Derivative Financial Instruments [2]
Assets:
Equity contracts	$925,688	$—	$—	$925,688
Interest rate contracts	482,998	—	—	482,998
Foreign currency exchange contracts	—	134,995	—	134,995
Liabilities:
Equity contracts	(208,264)	—	—	(208,264)
Interest rate contracts	(8,292)	—	—	(8,292)
Foreign currency exchange contracts	—	(116,070)	—	(116,070)

	$1,192,130	$18,925	$—	$1,211,055

(a)

As of September 30, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

7

Schedule of Investments (unaudited) September 30, 2018	LifePath Dynamic 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 93.0%

Equity Funds — 53.2%
Active Stock Master Portfolio	$20,296,260	$20,296,260
BlackRock Advantage Emerging Markets Fund — Class K(a)	244,846	2,514,574
BlackRock Tactical Opportunities Fund — Class K	124,516	1,921,275
International Tilts Master Portfolio	$6,535,741	6,535,741
iShares Edge MSCI Multifactor International ETF	44,763	1,256,945
iShares Edge MSCI Multifactor USA ETF	12,376	416,081
iShares MSCI EAFE Small-Cap ETF	20,505	1,277,051

		34,217,927
Fixed Income Funds — 38.1%
CoreAlpha Bond Master Portfolio	$16,285,490	16,285,490
iShares TIPS Bond ETF	33,346	3,688,734
Master Total Return Portfolio	$4,540,156	4,540,156

		24,514,380
Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.24%(b)(c)	154,279	154,325
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(b)	942,456	942,456

		1,096,781

Total Affiliated Investment Companies — 93.0% (Cost — $61,750,132)		59,829,088

Common Stocks — 4.7%

Equity Real Estate Investment Trusts (REITs) — 3.4%
Alexandria Real Estate Equities, Inc.	572	71,952
Ascendas Real Estate Investment Trust	12,300	23,759
Assura PLC	26,869	18,979
AvalonBay Communities, Inc.	527	95,466
Big Yellow Group PLC	1,969	23,491
Boston Properties, Inc.	682	83,947
Brandywine Realty Trust	1,729	27,180
Canadian Apartment Properties REIT	933	34,448
Capital & Regional PLC	36,943	20,668
CareTrust REIT, Inc.	3,849	68,166
CyrusOne, Inc.(d)	1,088	68,979
Derwent London PLC	476	17,722
EPR Properties(d)	873	59,722
Equinix, Inc.	95	41,125
Extra Space Storage, Inc.(d)	593	51,377
Federal Realty Investment Trust	328	41,482
GLP J-REIT	36	34,989
Goodman Group	1,307	9,805

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Hammerson PLC	1,968	$11,710
Healthcare Trust of America, Inc., Class A	925	24,670
Highwoods Properties, Inc.	827	39,084
Host Hotels & Resorts, Inc.	2,100	44,310
Ichigo Office REIT Investment	27	22,254
Inmobiliaria Colonial Socimi SA	2,880	29,867
Invincible Investment Corp.	80	33,436
Invitation Homes, Inc.	2,409	55,190
JBG SMITH Properties	362	13,332
Kenedix Office Investment Corp.	8	51,042
Land Securities Group PLC	2,430	27,979
Link REIT	6,500	63,999
Mid-America Apartment Communities, Inc.	370	37,067
NIPPON REIT Investment Corp.	4	12,932
Prologis, Inc.	1,602	108,600
PRS REIT PLC	22,781	30,435
Regency Centers Corp.	844	54,581
Rexford Industrial Realty, Inc.(d)	1,742	55,674
RioCan Real Estate Investment Trust	2,608	49,832
Scentre Group	23,059	66,266
Simon Property Group, Inc.	704	124,432
Spirit Realty Capital, Inc.	5,301	42,726
Sun Communities, Inc.	733	74,429
Sunstone Hotel Investors, Inc.	1,599	26,160
Tritax EuroBox PLC(a)(e)	10,315	14,150
UDR, Inc.	1,529	61,817
Unibail-Rodamco-Westfield	340	68,492
VEREIT, Inc.	4,060	29,476
VICI Properties, Inc.	1,407	30,419
Welltower, Inc.	991	63,741

		2,161,359
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	283	22,861
Marriott International, Inc., Class A	174	22,973

		45,834
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	27,708	31,205

Real Estate Management & Development — 1.0%
Aedas Homes SAU(a)(e)	692	21,870
Castellum AB	977	17,501
City Developments Ltd.	5,600	37,336
CK Asset Holdings Ltd.	9,500	71,214
Entra ASA(e)	1,636	23,534
Fabege AB	1,599	22,142
Godewind Immobilien AG(a)(e)	4,324	17,521
LEG Immobilien AG	373	44,329
Mega Manunggal Property Tbk PT(a)	548,000	20,042
Mitsubishi Estate Co. Ltd.	2,800	47,544
Mitsui Fudosan Co. Ltd.	2,200	52,032
Robinsons Land Corp.	48,000	18,016

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Sun Hung Kai Properties Ltd.	4,500	$65,305
TLG Immobilien AG	958	25,034
Unizo Holdings Co. Ltd.	1,800	34,684
Vonovia SE	1,700	83,144
Wharf Real Estate Investment Co. Ltd.	5,000	32,213
Yanlord Land Group Ltd.	18,300	19,810

		653,271
Wireless Telecommunication Services — 0.1%
GDS Holdings Ltd. — ADR(a)	859	30,177

Security	Shares	Value
Wireless Telecommunication Services (continued)
NEXTDC Ltd.(a)	12,081	$56,716

		86,893

Total Long-Term Investments — 4.7% (Cost — $2,850,264)		2,978,562

Total Investments — 97.7% (Cost — $64,600,396)		62,807,650
Other Assets Less Liabilities — 2.3%		1,501,544

Net Assets — 100.0%		$64,309,194

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Security, or a portion of the security, is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended September 30, 2018, investments in issuers considered to be affiliate of LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$20,793,185	$—		$(496,925	)(b)	$20,296,260	$20,296,260	$304,588	(c)	$2,101,376	$2,436,244
BlackRock Advantage Emerging Markets Fund(e)	259,717	6,679		(266,396)		—	—	—		345,668	(373,993)
BlackRock Advantage Emerging Markets Fund — Class K	—	352,819		(107,973)		244,846	2,514,574	—		(64,002)	(164,146)
BlackRock Cash Funds:
Institutional, SL Agency Shares	212,473	—		(58,194	)(b)	154,279	154,325	2,023		(80)	23
BlackRock Cash Funds:
Treasury, SL Agency Shares	775,245	167,211		—		942,456	942,456	15,628		—	—
BlackRock Commodity Strategies Fund(e)	312,143	—		(312,143)		—	—	—		42,537	(139,302)
BlackRock Tactical Opportunities Fund — Class K	133,877	1,282		(10,643)		124,516	1,921,275	—		13,441	124,732
CoreAlpha Bond Master Portfolio	$14,922,780	$1,362,710	(d)	$—		$16,285,490	16,285,490	325,702		(114,211)	(47,967)
International Tilts Master Portfolio	$6,401,757	$133,984		$—		$6,535,741	6,535,741	150,680		212,025	(133,852)
iShares Edge MSCI Multifactor International ETF	39,022	8,042		(2,301)		44,763	1,256,945	14,032		11,897	(41,834)
iShares Edge MSCI Multifactor USA ETF	32,845	11,265		(31,734)		12,376	416,081	10,964		126,305	(94,158)
iShares MSCI EAFE Small-Cap ETF	15,555	10,101		(5,151)		20,505	1,277,051	15,313		(10,196)	(34,289)
iShares TIPS Bond ETF	32,629	3,507		(2,790)		33,346	3,688,734	695		(5,619)	(108,532)
Master Total Return Portfolio	$5,365,203	$—		$(825,047	)(b)	$4,540,156	$4,540,156	235,692		4,370,669	—

							$59,829,088	$1,075,317		$7,029,810	$1,422,926

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2025 Master Portfolio

(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.
(e)	As of period end, the entity is no longer an affiliate of the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
IDR	Indonesian Rupiah
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

3

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2025 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	7	12/13/18	$1,486	$119,492
Topix Index	8	12/13/18	1,280	60,347
10-Year U.S. Treasury Note	22	12/19/18	2,613	(1,249)
S&P/TSX 60 Index	5	12/20/18	736	4,216
Russell 2000 E-Mini Index	23	12/21/18	1,956	(22,136)

				160,670

Short Contracts:
U.S. Ultra Bond	19	12/19/18	2,931	117,953
S&P 500 E-Mini Index	16	12/21/18	2,335	(6,955)

				110,998

				$271,668

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	7,000	USD	5,358	Goldman Sachs International	10/15/18	$63
CAD	3,000	USD	2,304	State Street Bank and Trust Co.	10/15/18	19
CAD	3,000	USD	2,307	State Street Bank and Trust Co.	10/15/18	17
CAD	5,000	USD	3,867	UBS AG	10/15/18	5
CHF	29,000	USD	29,474	Nomura International PLC	10/15/18	110
GBP	1,000	USD	1,303	Nomura International PLC	10/15/18	1
HKD	88,000	USD	11,221	Barclays Bank PLC	10/15/18	22
HKD	4,000	USD	510	State Street Bank and Trust Co.	10/15/18	1
HKD	135,000	USD	17,211	State Street Bank and Trust Co.	10/15/18	37
NOK	38,000	USD	4,612	Bank of America N.A.	10/15/18	59
NOK	7,000	USD	841	Standard Chartered Bank	10/15/18	20
NOK	21,000	USD	2,566	Standard Chartered Bank	10/15/18	15
SGD	4,000	USD	2,926	Royal Bank of Canada	10/15/18	1
USD	13,805	AUD	19,000	Bank of America N.A.	10/15/18	71
USD	14,065	AUD	19,300	Citibank N.A.	10/15/18	113
USD	2,917	AUD	4,000	State Street Bank and Trust Co.	10/15/18	25
USD	6,648	AUD	9,000	State Street Bank and Trust Co.	10/15/18	142
USD	4,649	CAD	6,000	Standard Chartered Bank	10/15/18	3
USD	46,113	EUR	39,000	BNP Paribas S.A.	10/15/18	786
USD	1,167	EUR	1,000	Standard Chartered Bank	10/15/18	5

4

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,497	EUR	3,000	Standard Chartered Bank	10/15/18	$11
USD	8,231	EUR	7,000	Standard Chartered Bank	10/15/18	96
USD	1,177	EUR	1,000	State Street Bank and Trust Co.	10/15/18	15
USD	3,995	GBP	3,000	State Street Bank and Trust Co.	10/15/18	82
USD	7,973	GBP	6,000	State Street Bank and Trust Co.	10/15/18	148
USD	11,813	GBP	9,000	State Street Bank and Trust Co.	10/15/18	75
USD	19,150	IDR	277,802,000	BNP Paribas S.A.	10/15/18	536
USD	5,380	JPY	599,000	Citibank N.A.	10/15/18	103
USD	45,773	JPY	5,058,000	Goldman Sachs International	10/15/18	1,214
USD	15,320	JPY	1,696,000	Nomura International PLC	10/15/18	379
USD	905	JPY	100,000	Standard Chartered Bank	10/15/18	24
USD	659	JPY	73,000	State Street Bank and Trust Co.	10/15/18	16
USD	1,864	JPY	206,000	State Street Bank and Trust Co.	10/15/18	50
USD	25,492	NOK	204,000	Nomura International PLC	10/15/18	413
USD	20,471	PHP	1,102,000	BNP Paribas S.A.	10/15/18	95
USD	9,515	SGD	13,000	Standard Chartered Bank	10/15/18	2
USD	735	SGD	1,000	State Street Bank and Trust Co.	10/15/18	3
AUD	3,500,000	USD	2,528,694	Deutsche Bank AG	12/19/18	2,781
CAD	890,577	USD	687,163	Nomura International PLC	12/19/18	3,485
JPY	17,000,000	USD	150,536	Bank of America N.A.	12/19/18	12
USD	58,774	CHF	56,378	Deutsche Bank AG	12/19/18	901
USD	70,656	EUR	60,038	Deutsche Bank AG	12/19/18	492
USD	7,759	GBP	5,906	Nomura International PLC	12/19/18	33
USD	29,464	JPY	3,261,190	Deutsche Bank AG	12/19/18	583
USD	724,438	JPY	80,184,750	Deutsche Bank AG	12/19/18	14,337

						27,401

AUD	13,000	USD	9,557	Citibank N.A.	10/15/18	(159)
AUD	2,000	USD	1,450	Goldman Sachs International	10/15/18	(5)
AUD	6,000	USD	4,439	Goldman Sachs International	10/15/18	(101)
AUD	13,000	USD	9,653	Nomura International PLC	10/15/18	(255)
AUD	48,000	USD	35,553	Nomura International PLC	10/15/18	(855)
AUD	1,000	USD	730	Standard Chartered Bank	10/15/18	(7)
EUR	12,000	USD	13,981	Deutsche Bank AG	10/15/18	(35)
EUR	2,000	USD	2,339	Goldman Sachs International	10/15/18	(15)
EUR	11,000	USD	12,786	Nomura International PLC	10/15/18	(2)
EUR	11,000	USD	12,812	Nomura International PLC	10/15/18	(28)
EUR	12,000	USD	14,085	Nomura International PLC	10/15/18	(139)
EUR	23,000	USD	26,797	Nomura International PLC	10/15/18	(65)
EUR	3,000	USD	3,492	State Street Bank and Trust Co.	10/15/18	(5)
GBP	5,000	USD	6,528	Nomura International PLC	10/15/18	(7)
GBP	2,000	USD	2,635	State Street Bank and Trust Co.	10/15/18	(26)
HKD	46,000	USD	5,878	State Street Bank and Trust Co.	10/15/18	(1)
ILS	13,000	USD	3,602	Goldman Sachs International	10/15/18	(25)
JPY	451,000	USD	4,022	Barclays Bank PLC	10/15/18	(48)
JPY	1,836,000	USD	16,431	Deutsche Bank AG	10/15/18	(257)
JPY	307,000	USD	2,708	Goldman Sachs International	10/15/18	(3)
JPY	1,260,000	USD	11,225	Goldman Sachs International	10/15/18	(125)
JPY	2,260,000	USD	19,949	Goldman Sachs International	10/15/18	(39)
JPY	2,496,000	USD	22,426	Goldman Sachs International	10/15/18	(438)
JPY	222,000	USD	1,969	State Street Bank and Trust Co.	10/15/18	(13)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	586,000	USD	5,206	State Street Bank and Trust Co.	10/15/18	$(44)
JPY	1,267,000	USD	11,228	State Street Bank and Trust Co.	10/15/18	(66)
JPY	1,619,000	USD	14,279	State Street Bank and Trust Co.	10/15/18	(16)
NZD	4,000	USD	2,720	State Street Bank and Trust Co.	10/15/18	(68)
SEK	395,000	USD	45,479	Bank of America N.A.	10/15/18	(987)
SEK	48,000	USD	5,420	Nomura International PLC	10/15/18	(14)
SGD	35,000	USD	25,803	State Street Bank and Trust Co.	10/15/18	(192)
USD	1,435	AUD	2,000	Citibank N.A.	10/15/18	(11)
USD	2,876	AUD	4,000	Goldman Sachs International	10/15/18	(15)
USD	2,842	AUD	4,000	State Street Bank and Trust Co.	10/15/18	(49)
USD	5,031	AUD	7,000	State Street Bank and Trust Co.	10/15/18	(30)
USD	1,524	CAD	2,000	Deutsche Bank AG	10/15/18	(25)
USD	763	CAD	1,000	State Street Bank and Trust Co.	10/15/18	(12)
USD	3,474	EUR	3,000	Citibank N.A.	10/15/18	(13)
USD	1,146	EUR	1,000	Deutsche Bank AG	10/15/18	(16)
USD	4,639	EUR	4,000	Nomura International PLC	10/15/18	(10)
USD	2,323	EUR	2,000	Royal Bank of Canada	10/15/18	(2)
USD	8,125	EUR	7,000	Royal Bank of Canada	10/15/18	(10)
USD	1,158	EUR	1,000	State Street Bank and Trust Co.	10/15/18	(4)
USD	1,159	EUR	1,000	State Street Bank and Trust Co.	10/15/18	(3)
USD	5,174	GBP	4,000	Goldman Sachs International	10/15/18	(42)
USD	2,605	GBP	2,000	Royal Bank of Canada	10/15/18	(3)
USD	1,298	GBP	1,000	State Street Bank and Trust Co.	10/15/18	(6)
USD	2,808	HKD	22,000	Citibank N.A.	10/15/18	(3)
USD	6,119	HKD	48,000	Goldman Sachs International	10/15/18	(14)
USD	8,033	HKD	63,000	Nomura International PLC	10/15/18	(16)
USD	383	HKD	3,000	UBS AG	10/15/18	(1)
USD	14,916	HKD	117,000	UBS AG	10/15/18	(32)
USD	3,643	NOK	30,000	Royal Bank of Canada	10/15/18	(45)
USD	2,106	SEK	19,000	Deutsche Bank AG	10/15/18	(35)
USD	19,526	SEK	175,000	JPMorgan Chase Bank N.A.	10/15/18	(185)
USD	1,238	SEK	11,000	State Street Bank and Trust Co.	10/15/18	(1)
USD	2,015	SEK	18,000	State Street Bank and Trust Co.	10/15/18	(12)
USD	15,531	SEK	138,000	State Street Bank and Trust Co.	10/15/18	(13)
USD	13,142	SGD	18,000	Barclays Bank PLC	10/15/18	(30)
USD	15,363	SGD	21,000	State Street Bank and Trust Co.	10/15/18	(4)
EUR	50,000	USD	58,802	Deutsche Bank AG	12/19/18	(369)
EUR	2,510,000	USD	2,953,560	Nomura International PLC	12/19/18	(20,222)
USD	671,308	CAD	870,000	Nomura International PLC	12/19/18	(3,383)

						(28,656)

						$(1,255)

6

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$7,385,926	$—	$—	$7,385,926
Fixed Income Fund	3,688,734	—	—	3,688,734
Short-Term Securities	1,096,781	—	—	1,096,781
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	1,623,969	537,390	—	2,161,359
Hotels, Restaurants & Leisure	45,834	—	—	45,834
Household Durables	31,205	—	—	31,205
Real Estate Management & Development	59,433	593,838	—	653,271
Wireless Telecommunication Services	30,177	56,716	—	86,893

Subtotal	$13,962,059	$1,187,944	$—	$15,150,003

Investments Valued at NAV(a)				47,657,647

Total Investments				$62,807,650

7

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2025 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Equity contracts	$123,708	$—	$—	$123,708
Interest rate contracts	178,300	—	—	178,300
Foreign currency exchange contracts		27,401		27,401
Liabilities:
Equity contracts	(29,091)			(29,091)
Interest rate contracts	(1,249)	—	—	(1,249)
Foreign currency exchange contracts	—	(28,656)	—	(28,656)

Total	$271,668	$(1,255)	$—	$270,413

(a)	As of September 30, 2018, certain of the Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

8

Schedule of Investments (unaudited) September 30, 2018	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 92.4%

Equity Funds — 64.5%
Active Stock Master Portfolio	$144,814,192	$144,814,192
BlackRock Advantage Emerging Markets Fund — Class K(a)	1,611,575	16,550,880
BlackRock Tactical Opportunities Fund — Class K	699,632	10,795,327
International Tilts Master Portfolio	$42,039,501	42,039,501
iShares Edge MSCI Multifactor International ETF(b)	278,178	7,811,238
iShares Edge MSCI Multifactor USA ETF	10,603	356,473
iShares MSCI EAFE Small-Cap ETF	150,103	9,348,415

		231,716,026
Fixed Income Funds — 26.8%
CoreAlpha Bond Master Portfolio	$66,582,256	66,582,256
iShares TIPS Bond ETF	133,644	14,783,699
Master Total Return Portfolio	$14,923,442	14,923,442

		96,289,397
Short-Term Securities — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(c)(d)	316,208	316,303
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(c)	3,777,281	3,777,281

		4,093,584

Total Affiliated Investment Companies — 92.4% (Cost — $321,504,513)		332,099,007

Common Stocks — 7.6%

Equity Real Estate Investment Trusts (REITs) — 5.4%
Alexandria Real Estate Equities, Inc.	5,269	662,788
Ascendas Real Estate Investment Trust	114,700	221,555
Assura PLC	247,491	174,819
AvalonBay Communities, Inc.	4,857	879,846
Big Yellow Group PLC	18,139	216,404
Boston Properties, Inc.	6,336	779,898
Brandywine Realty Trust	15,767	247,857
Canadian Apartment Properties REIT	8,595	317,343
Capital & Regional PLC	336,597	188,314
CareTrust REIT, Inc.	34,810	616,485
CyrusOne, Inc.	10,107	640,784
Derwent London PLC	4,382	163,146
EPR Properties	8,043	550,222
Equinix, Inc.	873	377,913
Extra Space Storage, Inc.	5,501	476,607
Federal Realty Investment Trust	3,022	382,192
GLP J-REIT	334	324,616
Goodman Group	11,630	87,243
Hammerson PLC	17,772	105,746

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America, Inc., Class A	8,557	$228,215
Highwoods Properties, Inc.	7,615	359,885
Host Hotels & Resorts, Inc.	19,504	411,534
Ichigo Office REIT Investment	248	204,408
Invincible Investment Corp.	738	308,447
Invitation Homes, Inc.	22,192	508,419
JBG SMITH Properties	3,360	123,749
Kenedix Office Investment Corp.	72	459,382
Land Securities Group PLC	21,998	253,285
Link REIT	58,000	571,065
Mid-America Apartment Communities, Inc.	3,408	341,413
NIPPON REIT Investment Corp.	36	116,387
Prologis, Inc.	14,761	1,000,648
PRS REIT PLC	208,500	278,553
Regency Centers Corp.	7,772	502,615
Rexford Industrial Realty, Inc.	16,172	516,857
RioCan Real Estate Investment Trust	24,023	459,016
Scentre Group	212,395	610,372
Simon Property Group, Inc.	6,538	1,155,591
Spirit Realty Capital, Inc.	48,832	393,586
Sun Communities, Inc.	6,752	685,598
Sunstone Hotel Investors, Inc.	14,725	240,901
UDR, Inc.	14,051	568,082
Unibail-Rodamco-Westfield	3,162	636,974
VEREIT, Inc.	37,401	271,531
VICI Properties, Inc.	12,956	280,109
Welltower, Inc.	9,127	587,049

		19,487,449
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	2,605	210,432
Marriott International, Inc., Class A	1,602	211,512

		421,944
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	255,218	287,431

Internet Software & Services — 0.1%
NEXTDC Ltd.(a)	111,278	522,412

IT Services — 0.1%
GDS Holdings Ltd. — ADR(a)	7,758	272,538

Real Estate Management & Development — 1.8%
Aedas Homes SAU(a)(e)	6,375	201,474
Castellum AB	8,996	161,144
City Developments Ltd.	51,800	345,358
CK Asset Holdings Ltd.	87,000	652,168
Entra ASA(e)	15,306	220,173
Fabege AB	14,848	205,607
Godewind Immobilien AG(a)(e)	39,587	160,409
Inmobiliaria Colonial Socimi SA	26,529	275,117
LEG Immobilien AG	3,435	408,235

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Mega Manunggal Property Tbk PT(a)	4,916,800	$179,825
Mitsubishi Estate Co. Ltd.	26,100	443,179
Mitsui Fudosan Co. Ltd.	20,500	484,842
Robinsons Land Corp.	450,400	169,054
Sun Hung Kai Properties Ltd.	40,000	580,488
TLG Immobilien AG	8,862	231,582
Unizo Holdings Co. Ltd.	17,600	339,133
Vonovia SE	15,660	765,903
Wharf Real Estate Investment Co. Ltd.	44,000	283,472
Yanlord Land Group Ltd.	168,700	182,622

		6,289,785

Security	Shares	Value
Wireless Telecommunication Services — 0.0%
Tritax EuroBox PLC(a)(e)	95,794	$131,413

Total Long-Term Investments — 7.6% (Cost — $26,281,312)		27,412,972

Total Investments — 100.0% (Cost — $347,785,825)		359,511,979
Liabilities in Excess of Other Assets — (0.0)%		(104,654)

Net Assets — 100.0%		$359,407,325

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$148,806,479	$—		$(3,992,287	)(b)	$144,814,192	$144,814,192	$2,132,936		$14,844,774	$16,067,514
BlackRock Advantage Emerging Markets Fund(c)	1,925,567	—		(1,925,567)		—	—	—		2,415,121	(2,556,109)
BlackRock Advantage Emerging Markets Fund-Class K	—	2,327,423		(715,848)		1,611,575	16,550,880	—		(261,417)	(1,120,037)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,988,950	—		(1,672,742	)(b)	316,208	316,303	12,678	(d)	961	195
BlackRock Cash Funds: Treasury, SL Agency Shares	1,423,226	2,354,055	(e)	—		3,777,281	3,777,281	45,552		—	—
BlackRock Commodity Strategies Fund(c)	1,945,367	—		(1,945,367)		—	—	—		1,566,657	(2,169,720)
BlackRock Tactical Opportunities Fund	867,877	—		(168,245)		699,632	10,795,327	—		206,032	614,987
CoreAlpha Bond Master Portfolio	$64,975,540	$1,606,716	(e)	$—		$66,582,256	66,582,256	1,398,776		(507,113)	534,508
International Tilts Master Portfolio	$38,973,518	$3,065,983	(e)	$—		$42,039,501	42,039,501	966,366		1,352,362	(373,342)
iShares Edge MSCI Multifactor International ETF	349,850	23,422		(95,094)		278,178	7,811,238	92,579		604,350	(779,915)
iShares Edge MSCI Multifactor USA ETF	179,369	—		(168,766)		10,603	356,473	43,577		1,097,701	(943,660)

2

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2030 Master Portfolio

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI EAFE Small-Cap ETF	148,364	66,620	(64,881)		150,103	$9,348,415	$91,462	$717,816	$(945,656)
iShares TIPS Bond ETF	140,478	2,616	(9,450)		133,644	14,783,699	326,461	(14,300)	(458,912)
Master Total Return Portfolio	$18,457,968	$—	$(3,534,526	)(b)	$14,923,442	14,923,442	630,040	14,503,014	—

						$332,099,007	$5,740,427	$36,525,958	$7,869,853

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	As of period end, the entity is no longer an affiliate of the LifePath Dynamic Master Portfolio
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents net shares/investment value purchased.

For compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	36	12/13/18	$7,645	$627,363
Topix Index	48	12/13/18	7,681	365,344
10-Year U.S. Treasury Note	137	12/19/18	16,273	(7,781)
S&P/TSX 60 Index	34	12/20/18	5,003	28,640
Russell 2000 E-Mini Index	106	12/21/18	9,014	(102,016)

				911,550

Short Contracts:
U.S. Ultra Bond	102	12/19/18	15,737	497,592
S&P 500 E-Mini Index	147	12/21/18	21,455	(63,901)
S&P Mid 400 E-Mini Index	2	12/21/18	405	4,145

				437,836

				$1,349,386

3

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	64,000	USD	45,449	Goldman Sachs International	10/15/18	$816
CAD	2,000	USD	1,546	State Street Bank and Trust Co.	10/15/18	3
CAD	25,000	USD	19,223	State Street Bank and Trust Co.	10/15/18	138
CAD	31,000	USD	23,812	State Street Bank and Trust Co.	10/15/18	195
CAD	39,000	USD	30,160	State Street Bank and Trust Co.	10/15/18	43
CAD	73,000	USD	55,863	UBS AG	10/15/18	671
CHF	260,000	USD	264,241	Nomura International PLC	10/15/18	992
GBP	2,000	USD	2,606	Deutsche Bank AG	10/15/18	3
HKD	37,000	USD	4,719	State Street Bank and Trust Co.	10/15/18	8
HKD	151,000	USD	19,270	State Street Bank and Trust Co.	10/15/18	21
HKD	1,404,000	USD	178,989	State Street Bank and Trust Co.	10/15/18	386
NOK	339,000	USD	41,146	Bank of America N.A.	10/15/18	529
NOK	172,000	USD	21,017	Standard Chartered Bank	10/15/18	128
SGD	38,000	USD	27,797	Royal Bank of Canada	10/15/18	9
USD	121,343	AUD	167,000	Bank of America N.A.	10/15/18	620
USD	29,901	AUD	41,000	State Street Bank and Trust Co.	10/15/18	263
USD	56,136	AUD	76,000	State Street Bank and Trust Co.	10/15/18	1,196
USD	134,091	AUD	184,000	State Street Bank and Trust Co.	10/15/18	1,080
USD	30,221	CAD	39,000	Standard Chartered Bank	10/15/18	17
USD	3,515	EUR	3,000	BNP Paribas S.A.	10/15/18	28
USD	405,520	EUR	343,000	BNP Paribas S.A.	10/15/18	6,875
USD	1,179	EUR	1,000	Goldman Sachs International	10/15/18	17
USD	5,837	EUR	5,000	Standard Chartered Bank	10/15/18	26
USD	37,305	EUR	32,000	Standard Chartered Bank	10/15/18	114
USD	3,506	EUR	3,000	State Street Bank and Trust Co.	10/15/18	20
USD	15,307	EUR	13,000	State Street Bank and Trust Co.	10/15/18	198
USD	38,621	GBP	29,000	State Street Bank and Trust Co.	10/15/18	801
USD	73,089	GBP	55,000	State Street Bank and Trust Co.	10/15/18	1,361
USD	115,504	GBP	88,000	State Street Bank and Trust Co.	10/15/18	739
USD	170,593	IDR	2,474,683,000	BNP Paribas S.A.	10/15/18	4,772
USD	28,572	JPY	3,181,000	Citibank N.A.	10/15/18	548
USD	79,212	JPY	8,769,000	Nomura International PLC	10/15/18	1,960
USD	475,477	JPY	52,540,000	State Street Bank and Trust Co.	10/15/18	12,621
USD	228,425	NOK	1,828,000	Nomura International PLC	10/15/18	3,700
USD	182,621	PHP	9,831,000	BNP Paribas S.A.	10/15/18	846
USD	82,709	SGD	113,000	Standard Chartered Bank	10/15/18	22
USD	1,468	SGD	2,000	State Street Bank and Trust Co.	10/15/18	4
USD	7,347	SGD	10,000	State Street Bank and Trust Co.	10/15/18	29
AUD	19,600,000	USD	14,157,178	Bank of America N.A.	12/19/18	19,083
CAD	5,966,602	USD	4,603,753	Nomura International PLC	12/19/18	23,387
JPY	90,000,000	USD	796,957	Bank of America N.A.	12/19/18	66
USD	403,258	CHF	386,818	Deutsche Bank AG	12/19/18	6,179
USD	74,445	EUR	63,257	Deutsche Bank AG	12/19/18	519
USD	46,084	GBP	35,077	Nomura International PLC	12/19/18	193
USD	712,438	JPY	78,856,596	Deutsche Bank AG	12/19/18	14,099
USD	3,641,441	JPY	403,000,000	Nomura International PLC	12/19/18	72,551

						$177,876

4

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	443,000	USD	328,162	BNP Paribas S.A.	10/15/18	$(7,922)
AUD	114,000	USD	83,822	Bank of America N.A.	10/15/18	(1,413)
AUD	49,000	USD	36,249	Goldman Sachs International	10/15/18	(827)
AUD	117,000	USD	86,874	Nomura International PLC	10/15/18	(2,296)
EUR	230,000	USD	267,973	BNP Paribas S.A.	10/15/18	(660)
EUR	82,000	USD	95,315	Citibank N.A.	10/15/18	(12)
EUR	97,000	USD	113,016	Deutsche Bank AG	10/15/18	(279)
EUR	60,000	USD	70,427	Nomura International PLC	10/15/18	(693)
EUR	102,000	USD	118,803	Nomura International PLC	10/15/18	(256)
EUR	28,000	USD	32,592	State Street Bank and Trust Co.	10/15/18	(49)
GBP	36,000	USD	47,002	Nomura International PLC	10/15/18	(53)
GBP	1,000	USD	1,317	State Street Bank and Trust Co.	10/15/18	(13)
GBP	13,000	USD	17,071	State Street Bank and Trust Co.	10/15/18	(117)
HKD	287,000	USD	36,675	State Street Bank and Trust Co.	10/15/18	(8)
ILS	119,000	USD	32,973	Goldman Sachs International	10/15/18	(224)
JPY	8,065,000	USD	72,177	Deutsche Bank AG	10/15/18	(1,128)
JPY	23,366,000	USD	206,273	Deutsche Bank AG	10/15/18	(428)
JPY	1,954,000	USD	17,234	Goldman Sachs International	10/15/18	(20)
JPY	11,262,000	USD	100,333	Goldman Sachs International	10/15/18	(1,119)
JPY	20,884,000	USD	187,639	Goldman Sachs International	10/15/18	(3,660)
JPY	2,070,000	USD	18,538	State Street Bank and Trust Co.	10/15/18	(303)
JPY	3,537,000	USD	31,370	State Street Bank and Trust Co.	10/15/18	(210)
JPY	3,662,000	USD	32,536	State Street Bank and Trust Co.	10/15/18	(275)
JPY	11,799,000	USD	104,063	State Street Bank and Trust Co.	10/15/18	(118)
JPY	13,655,000	USD	121,010	State Street Bank and Trust Co.	10/15/18	(715)
NZD	38,000	USD	25,840	State Street Bank and Trust Co.	10/15/18	(650)
SEK	437,000	USD	49,345	Nomura International PLC	10/15/18	(123)
SEK	3,575,000	USD	411,588	Nomura International PLC	10/15/18	(8,908)
SGD	322,000	USD	237,419	Standard Chartered Bank	10/15/18	(1,799)
USD	12,792	AUD	18,000	State Street Bank and Trust Co.	10/15/18	(220)
USD	23,732	AUD	33,000	State Street Bank and Trust Co.	10/15/18	(123)
USD	26,546	AUD	37,000	State Street Bank and Trust Co.	10/15/18	(201)
USD	55,338	AUD	77,000	State Street Bank and Trust Co.	10/15/18	(325)
USD	16,764	CAD	22,000	Deutsche Bank AG	10/15/18	(274)
USD	2,280	CAD	3,000	Nomura International PLC	10/15/18	(43)
USD	3,051	CAD	4,000	State Street Bank and Trust Co.	10/15/18	(47)
USD	31,266	EUR	27,000	Citibank N.A.	10/15/18	(114)
USD	17,194	EUR	15,000	Deutsche Bank AG	10/15/18	(240)
USD	41,754	EUR	36,000	Nomura International PLC	10/15/18	(86)
USD	71,967	EUR	62,000	Royal Bank of Canada	10/15/18	(91)
USD	8,109	EUR	7,000	State Street Bank and Trust Co.	10/15/18	(26)
USD	11,591	EUR	10,000	State Street Bank and Trust Co.	10/15/18	(32)
USD	19,745	EUR	17,000	State Street Bank and Trust Co.	10/15/18	(13)
USD	37,778	GBP	29,000	Royal Bank of Canada	10/15/18	(42)
USD	5,192	GBP	4,000	State Street Bank and Trust Co.	10/15/18	(24)
USD	46,656	HKD	366,000	Goldman Sachs International	10/15/18	(104)
USD	11,481	HKD	90,000	Nomura International PLC	10/15/18	(17)
USD	32,003	HKD	251,000	Nomura International PLC	10/15/18	(65)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	139,213	HKD	1,092,000	UBS AG	10/15/18	$(301)
USD	32,423	NOK	267,000	Royal Bank of Canada	10/15/18	(400)
USD	20,280	SEK	183,000	Deutsche Bank AG	10/15/18	(332)
USD	180,980	SEK	1,622,000	JPMorgan Chase Bank N.A.	10/15/18	(1,719)
USD	11,252	SEK	100,000	State Street Bank and Trust Co.	10/15/18	(12)
USD	18,256	SEK	163,000	State Street Bank and Trust Co.	10/15/18	(104)
USD	144,054	SEK	1,280,000	State Street Bank and Trust Co.	10/15/18	(122)
USD	132,876	SGD	182,000	Barclays Bank PLC	10/15/18	(300)
USD	144,115	SGD	197,000	State Street Bank and Trust Co.	10/15/18	(38)
EUR	14,090,000	USD	16,577,885	Deutsche Bank AG	12/19/18	(111,462)
USD	3,703,767	CAD	4,800,000	Nomura International PLC	12/19/18	(18,666)

						(169,821)

						$8,055

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

6

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2030 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments:
Equity Funds	$44,862,333	$—	$—	$44,862,333
Fixed Income Fund	14,783,699	—	—	14,783,699
Short-Term Securities	4,093,584	—	—	4,093,584
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	14,845,286	4,642,163	—	19,487,449
Hotels, Restaurants & Leisure	421,944	—	—	421,944
Household Durables	287,431	—	—	287,431
IT Services	272,538	—	—	272,538
Internet Software & Services	—	522,412	—	522,412
Real Estate Management & Development	541,708	5,748,077	—	6,289,785
Wireless Telecommunication Services	131,413	—	—	131,413

Subtotal	$80,239,936	$10,912,652	$—	$91,152,588

Investments Valued at Net Asset Value (“NAV”)(a)				268,359,391

Total Investments				$359,511,979

Derivative Financial Instruments(b)
Assets:
Equity contracts	$1,523,084	$—	$—	$1,523,084
Forward foreign currency contracts	—	177,876	—	177,876
Liabilities:
Equity contracts	(165,917)			(165,917)
Interest rate contracts	(7,781)	—	—	(7,781)
Forward foreign currency contracts	—	(169,821)	—	(169,821)

	$1,349,386	$8,055	$—	$1,357,441

(a)

As of September 30, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

7

Schedule of Investments (unaudited) September 30, 2018	LifePath Dynamic 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 89.4%

Equity Funds — 70.5%
Active Stock Master Portfolio	$23,759,773	$23,759,773
BlackRock Advantage Emerging Markets Fund — Class K(a)	292,257	3,001,487
BlackRock Tactical Opportunities Fund — Class K	112,036	1,728,716
International Tilts Master Portfolio	$7,688,377	7,688,377
iShares Edge MSCI Multifactor International ETF	52,690	1,479,535
iShares Edge MSCI Multifactor USA ETF	35,799	1,203,562
iShares MSCI Canada ETF(b)	2,051	59,028
iShares MSCI EAFE Small-Cap ETF	26,262	1,635,597
iShares MSCI Japan ETF	1,137	68,482

		40,624,557
Fixed Income Funds — 17.2%
CoreAlpha Bond Master Portfolio	$6,245,983	6,245,983
iShares TIPS Bond ETF	13,402	1,482,529
Master Total Return Portfolio	$2,158,943	2,158,943

		9,887,455
Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(c)(d)	254,080	254,156
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(c)	709,845	709,845

		964,001

Total Affiliated Investment Companies — 89.4% (Cost — $50,024,121)		51,476,013

Common Stocks — 10.4%

Equity Real Estate Investment Trusts (REITs) — 7.4%
Alexandria Real Estate Equities, Inc.	1,151	144,784
Ascendas Real Estate Investment Trust	25,000	48,290
Assura PLC	54,058	38,185
AvalonBay Communities, Inc.	1,061	192,200
Big Yellow Group PLC	3,962	47,268
Boston Properties, Inc.	1,382	170,110
Brandywine Realty Trust	3,496	54,957
Canadian Apartment Properties REIT	1,877	69,302
Capital & Regional PLC	73,647	41,203
CareTrust REIT, Inc.	7,147	126,573
CyrusOne, Inc.	2,206	139,860
Derwent London PLC	957	35,630
EPR Properties	1,757	120,196
Equinix, Inc.	191	82,682
Extra Space Storage, Inc.	1,201	104,055
Federal Realty Investment Trust	660	83,470

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
GLP J-REIT	73	$70,949
Goodman Group	2,554	19,159
Hammerson PLC	3,894	23,170
Healthcare Trust of America, Inc., Class A	1,868	49,820
Highwoods Properties, Inc.	1,663	78,593
Host Hotels & Resorts, Inc.	4,257	89,823
Ichigo Office REIT Investment	54	44,508
Invincible Investment Corp.	161	67,290
Invitation Homes, Inc.	4,847	111,045
JBG SMITH Properties	733	26,996
Kenedix Office Investment Corp.	16	102,085
Land Securities Group PLC	4,898	56,396
Link REIT	12,500	123,074
Mid-America Apartment Communities, Inc.	744	74,534
NIPPON REIT Investment Corp.	8	25,864
Prologis, Inc.	3,224	218,555
PRS REIT PLC	45,834	61,234
Regency Centers Corp.	1,698	109,810
Rexford Industrial Realty, Inc.	3,530	112,819
RioCan Real Estate Investment Trust	5,247	100,256
Scentre Group	46,392	133,319
Simon Property Group, Inc.	1,427	252,222
Spirit Realty Capital, Inc.	10,665	85,960
Sun Communities, Inc.	1,475	149,771
Sunstone Hotel Investors, Inc.	3,216	52,614
UDR, Inc.	3,067	123,999
Unibail-Rodamco-Westfield	690	138,998
VEREIT, Inc.	8,169	59,307
VICI Properties, Inc.	2,830	61,185
Welltower, Inc.	1,993	128,190

		4,250,310
Hotels, Restaurants & Leisure — 0.2%
Hilton Worldwide Holdings, Inc.	569	45,964
Marriott International, Inc., Class A	350	46,210

		92,174
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	55,746	62,782

Internet Software & Services — 0.2%
NEXTDC Ltd.(a)	24,306	114,109

IT Services — 0.1%
GDS Holdings Ltd. — ADR(a)	1,699	59,686

Real Estate Management & Development — 2.4%
Aedas Homes SAU(a)(e)	1,393	44,024
Castellum AB	1,965	35,199
City Developments Ltd.	11,300	75,339
CK Asset Holdings Ltd.	19,000	142,428

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Entra ASA(e)	3,353	$48,232
Fabege AB	3,241	44,879
Godewind Immobilien AG(a)(e)	8,641	35,014
Inmobiliaria Colonial Socimi SA	5,795	60,097
LEG Immobilien AG	750	89,134
Mega Manunggal Property Tbk PT(a)	1,024,300	37,462
Mitsubishi Estate Co. Ltd.	5,700	96,786
Mitsui Fudosan Co. Ltd.	4,500	106,429
Robinsons Land Corp.	95,200	35,733
Sun Hung Kai Properties Ltd.	8,500	123,354
TLG Immobilien AG	1,935	50,565
Unizo Holdings Co. Ltd.	3,900	75,149
Vonovia SE	3,420	167,266
Wharf Real Estate Investment Co. Ltd.	10,000	64,425

Security	Shares	Value
Real Estate Management & Development (continued)
Yanlord Land Group Ltd.	36,900	$39,945

		1,371,460
Wireless Telecommunication Services — 0.0%
Tritax EuroBox PLC(a)(e)	20,908	28,682

Total Common Stocks — 10.4% (Cost — $5,752,279)		5,979,203

Total Investments — 99.8% (Cost — $55,776,400)		57,455,216
Other Assets Less Liabilities — 0.2%		136,488

Net Assets — 100.0%		$57,591,704

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	22,206,179	1,553,594	(b)	—	$23,759,773	$23,759,773	$336,135		$2,361,722	$2,922,612
BlackRock Advantage Emerging Markets Fund	310,305	—		(310,305)	—	—	—		384,985	(409,809)
BlackRock Advantage Emerging Markets Fund — Class K	—	391,145		(98,887)	292,257	3,001,487	—		(56,901)	(200,192)
BlackRock Cash Funds: Institutional, SL Agency Shares	248,900	5,180	(b)	—	254,080	254,156	2,128	(c)	260	17
BlackRock Cash Funds: Treasury, SL Agency Shares	313,891	395,954	(b)	—	709,845	709,845	9,920		—	—
BlackRock Commodity Strategies Fund	278,941	—		(278,941)	—	—	—		79,270	(165,742)
BlackRock Tactical Opportunities Fund	114,579	3,835		(6,378)	112,036	1,728,716	—		3,096	116,496
CoreAlpha Bond Master Portfolio	$4,206,863	$2,039,120	(b)	$—	$6,245,983	6,245,983	93,454		(32,850)	(229,127)
International Tilts Master Portfolio	$7,366,737	$321,640	(b)	$—	$7,688,377	7,688,377	172,822		249,586	(152,443)
iShares Edge MSCI Multifactor International ETF	43,028	12,250		(2,588)	52,690	1,479,535	16,558		(2,073)	(33,815)

2

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2035 Master Portfolio

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor USA ETF	70,156	1,382		(35,739)	35,799	$1,203,562	$21,840	$247,333	$(130,546)
iShares MSCI Canada ETF	—	2,051		—	2,051	59,028	460	—	2,497
iShares MSCI EAFE Small-Cap ETF	15,766	12,044		(1,548)	26,262	1,635,597	15,874	3	(49,555)
iShares MSCI Japan ETF	—	1,881		(744)	1,137	68,482	524	(386)	(514)
iShares TIPS Bond ETF	12,182	1,534		(314)	13,402	1,482,529	31,616	(1,275)	(43,040)
Master Total Return Portfolio	$1,984,837	$174,106	(b)	$—	$2,158,943	2,158,943	80,732	2,102,870	(30,129)

						$51,476,013	$782,063	$5,335,640	$1,596,710

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen

Portfolio Abbreviations

MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

3

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2035 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	5	12/13/18	$1,062	$87,134
Topix Index	8	12/13/18	1,280	60,259
10-Year U.S. Treasury Note	16	12/19/18	1,901	(909)
S&P/TSX 60 Index	6	12/20/18	883	5,058
Russell 2000 E-Mini Index	12	12/21/18	1,020	(11,549)

				139,993

Short Contracts:
U.S. Ultra Bond	11	12/19/18	1,697	68,289
S&P 500 E-Mini Index	15	12/21/18	2,189	(6,521)

				61,768

				$201,761

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,000	USD	4,261	Goldman Sachs International	10/15/18	$76
CAD	1,000	USD	768	Citibank N.A.	10/15/18	7
CAD	16,000	USD	12,244	Goldman Sachs International	10/15/18	147
CAD	4,000	USD	3,076	State Street Bank and Trust Co.	10/15/18	22
CAD	8,000	USD	6,187	State Street Bank and Trust Co.	10/15/18	9
CHF	52,000	USD	52,850	Nomura International PLC	10/15/18	197
EUR	7,000	USD	8,125	Royal Bank of Canada	10/15/18	10
GBP	2,000	USD	2,606	Deutsche Bank AG	10/15/18	3
GBP	6,000	USD	7,784	Royal Bank of Canada	10/15/18	41
HKD	101,000	USD	12,889	Royal Bank of Canada	10/15/18	14
HKD	8,000	USD	1,020	State Street Bank and Trust Co.	10/15/18	2
HKD	29,000	USD	3,699	State Street Bank and Trust Co.	10/15/18	6
HKD	302,000	USD	38,501	State Street Bank and Trust Co.	10/15/18	83
NOK	74,000	USD	8,982	Bank of America N.A.	10/15/18	115
NOK	13,000	USD	1,589	Standard Chartered Bank	10/15/18	10
SGD	15,000	USD	10,973	Royal Bank of Canada	10/15/18	3
USD	26,158	AUD	36,000	Bank of America N.A.	10/15/18	134
USD	6,564	AUD	9,000	State Street Bank and Trust Co.	10/15/18	58
USD	11,818	AUD	16,000	State Street Bank and Trust Co.	10/15/18	252
USD	29,150	AUD	40,000	State Street Bank and Trust Co.	10/15/18	235
USD	1,172	EUR	1,000	BNP Paribas S.A.	10/15/18	9
USD	3,532	EUR	3,000	BNP Paribas S.A.	10/15/18	46
USD	6,995	EUR	6,000	Nomura International PLC	10/15/18	22
USD	1,167	EUR	1,000	Standard Chartered Bank	10/15/18	5
USD	1,165	EUR	1,000	State Street Bank and Trust Co.	10/15/18	3
USD	1,169	EUR	1,000	State Street Bank and Trust Co.	10/15/18	7
USD	85,137	EUR	72,000	State Street Bank and Trust Co.	10/15/18	1,457
USD	5,326	GBP	4,000	State Street Bank and Trust Co.	10/15/18	110

4

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,947	GBP	12,000	State Street Bank and Trust Co.	10/15/18	$297
USD	22,313	GBP	17,000	State Street Bank and Trust Co.	10/15/18	143
USD	35,464	IDR	514,451,000	BNP Paribas S.A.	10/15/18	992
USD	2,182	JPY	241,000	Bank of America N.A.	10/15/18	59
USD	5,856	JPY	652,000	Citibank N.A.	10/15/18	112
USD	14,218	JPY	1,574,000	Nomura International PLC	10/15/18	352
USD	1,542	JPY	171,000	State Street Bank and Trust Co.	10/15/18	35
USD	15,467	JPY	1,709,000	State Street Bank and Trust Co.	10/15/18	411
USD	97,426	JPY	10,765,000	State Street Bank and Trust Co.	10/15/18	2,590
USD	47,989	NOK	384,000	State Street Bank and Trust Co.	10/15/18	782
USD	37,041	PHP	1,994,000	BNP Paribas S.A.	10/15/18	172
USD	18,298	SGD	25,000	Standard Chartered Bank	10/15/18	5
USD	2,204	SGD	3,000	State Street Bank and Trust Co.	10/15/18	9
USD	2,936	SGD	4,000	State Street Bank and Trust Co.	10/15/18	9
AUD	3,000,000	USD	2,167,701	Morgan Stanley & Co. International PLC	12/19/18	2,135
CAD	959,786	USD	740,504	Deutsche Bank AG	12/19/18	3,816
JPY	17,000,000	USD	150,536	Bank of America N.A.	12/19/18	12
USD	71,819	CHF	68,909	Nomura International PLC	12/19/18	1,082
USD	16,825	GBP	12,806	Nomura International PLC	12/19/18	71
USD	776,297	JPY	85,924,850	Deutsche Bank AG	12/19/18	15,363
USD	164,903	JPY	18,249,938	Nomura International PLC	12/19/18	3,285

						34,815

AUD	25,000	USD	18,382	Bank of America N.A.	10/15/18	(310)
AUD	20,000	USD	14,775	Citibank N.A.	10/15/18	(318)
AUD	11,000	USD	8,138	Goldman Sachs International	10/15/18	(186)
AUD	15,000	USD	11,138	Nomura International PLC	10/15/18	(294)
AUD	93,000	USD	68,893	Nomura International PLC	10/15/18	(1,664)
EUR	51,000	USD	59,420	BNP Paribas S.A.	10/15/18	(146)
EUR	21,000	USD	24,467	Deutsche Bank AG	10/15/18	(60)
EUR	18,000	USD	20,923	JPMorgan Chase Bank N.A.	10/15/18	(3)
EUR	13,000	USD	15,259	Nomura International PLC	10/15/18	(150)
EUR	7,000	USD	8,147	State Street Bank and Trust Co.	10/15/18	(11)
GBP	8,000	USD	10,445	Nomura International PLC	10/15/18	(12)
GBP	3,000	USD	3,952	State Street Bank and Trust Co.	10/15/18	(39)
HKD	66,000	USD	8,434	State Street Bank and Trust Co.	10/15/18	(2)
ILS	22,000	USD	6,094	Bank of America N.A.	10/15/18	(40)
JPY	2,551,000	USD	22,499	Bank of America N.A.	10/15/18	(26)
JPY	1,422,000	USD	12,727	Deutsche Bank AG	10/15/18	(199)
JPY	2,814,000	USD	25,070	Goldman Sachs International	10/15/18	(280)
JPY	3,475,000	USD	31,222	Goldman Sachs International	10/15/18	(609)
JPY	4,715,000	USD	41,619	Goldman Sachs International	10/15/18	(81)
JPY	2,019,000	USD	18,207	Nomura International PLC	10/15/18	(421)
JPY	500,000	USD	4,478	State Street Bank and Trust Co.	10/15/18	(73)
JPY	524,000	USD	4,622	State Street Bank and Trust Co.	10/15/18	(5)
JPY	884,000	USD	7,840	State Street Bank and Trust Co.	10/15/18	(53)
JPY	927,000	USD	8,236	State Street Bank and Trust Co.	10/15/18	(70)
JPY	3,084,000	USD	27,330	State Street Bank and Trust Co.	10/15/18	(162)
NZD	8,000	USD	5,440	State Street Bank and Trust Co.	10/15/18	(137)
SEK	46,000	USD	5,194	Nomura International PLC	10/15/18	(13)
SEK	801,000	USD	92,219	Nomura International PLC	10/15/18	(1,996)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	68,000	USD	50,136	UBS AG	10/15/18	$(378)
USD	4,315	AUD	6,000	JPMorgan Chase Bank N.A.	10/15/18	(23)
USD	3,553	AUD	5,000	State Street Bank and Trust Co.	10/15/18	(61)
USD	5,740	AUD	8,000	State Street Bank and Trust Co.	10/15/18	(43)
USD	12,217	AUD	17,000	State Street Bank and Trust Co.	10/15/18	(72)
USD	4,572	CAD	6,000	Deutsche Bank AG	10/15/18	(75)
USD	760	CAD	1,000	Nomura International PLC	10/15/18	(14)
USD	763	CAD	1,000	State Street Bank and Trust Co.	10/15/18	(12)
USD	6,948	EUR	6,000	Citibank N.A.	10/15/18	(25)
USD	3,439	EUR	3,000	Deutsche Bank AG	10/15/18	(48)
USD	9,279	EUR	8,000	Nomura International PLC	10/15/18	(19)
USD	6,969	EUR	6,000	Royal Bank of Canada	10/15/18	(4)
USD	2,317	EUR	2,000	State Street Bank and Trust Co.	10/15/18	(8)
USD	2,318	EUR	2,000	State Street Bank and Trust Co.	10/15/18	(6)
USD	6,513	GBP	5,000	Royal Bank of Canada	10/15/18	(7)
USD	20,769	GBP	16,000	State Street Bank and Trust Co.	10/15/18	(97)
USD	16,207	HKD	127,000	Citibank N.A.	10/15/18	(18)
USD	15,807	HKD	124,000	Goldman Sachs International	10/15/18	(35)
USD	30,469	HKD	239,000	UBS AG	10/15/18	(66)
USD	6,193	NOK	51,000	Royal Bank of Canada	10/15/18	(77)
USD	4,433	SEK	40,000	Deutsche Bank AG	10/15/18	(73)
USD	39,500	SEK	354,000	Goldman Sachs International	10/15/18	(374)
USD	2,363	SEK	21,000	State Street Bank and Trust Co.	10/15/18	(3)
USD	4,031	SEK	36,000	State Street Bank and Trust Co.	10/15/18	(24)
USD	31,512	SEK	280,000	State Street Bank and Trust Co.	10/15/18	(27)
USD	28,474	SGD	39,000	Barclays Bank PLC	10/15/18	(64)
USD	31,457	SGD	43,000	State Street Bank and Trust Co.	10/15/18	(8)
EUR	4,415	USD	5,195	Deutsche Bank AG	12/19/18	(35)
EUR	2,245,000	USD	2,641,730	Nomura International PLC	12/19/18	(18,087)
USD	578,704	CAD	750,000	Morgan Stanley & Co. International PLC	12/19/18	(2,926)

						(30,069)

	Net Unrealized Appreciation					$4,746

6

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report

The following table summarizes the the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$9,176,407	$—	$—	$9,176,407
Fixed Income Fund	1,482,529	—	—	1,482,529
Short-Term Securities	964,001	—	—	964,001
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	3,234,922	1,015,388	—	4,250,310
Hotels, Restaurants & Leisure	92,174	—	—	92,174
Household Durables	62,782	—	—	62,782
IT Services	59,686	—	—	59,686
Internet Software & Services	—	114,109	—	114,109
Real Estate Management & Development	116,500	1,254,960	—	1,371,460
Wireless Telecommunication Services	28,682	—	—	28,682

Subtotal	$15,217,683	$2,384,457	$—	$17,602,140

Investments Valued at Net Asset Value (“NAV”)(a)				39,853,076

Total Investments				$57,455,216

7

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2035 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Equity contracts	$152,451	$—	$—	$152,451
Interest rate contracts	68,289	—	—	68,289
Foreign currency exchange contracts	—	34,815	—	34,815
Liabilities:
Equity contracts	(18,070)	—	—	(18,070)
Interest rate contracts	(909)	—	—	(909)
Foreign currency exchange contracts	—	(30,069)	—	(30,069)

	$201,761	$4,746	$—	$206,507

(a)	As of September 30, 2018, certain of the LifePath Dynamic Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

8

Schedule of Investments (unaudited) September 30, 2018	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 86.1%

Equity Funds — 78.3%
Active Stock Master Portfolio	$137,810,751	$137,810,751
BlackRock Advantage Emerging Markets Fund — Class K(a)	1,664,123	17,090,548
BlackRock Tactical Opportunities Fund — Class K	575,887	8,885,940
International Tilts Master Portfolio	$44,471,361	44,471,361
iShares Edge MSCI Multifactor International ETF	287,336	8,068,395
iShares Edge MSCI Multifactor USA ETF(b)	222,026	7,464,514
iShares MSCI EAFE Small-Cap ETF	141,321	8,801,472

		232,592,981
Fixed Income Funds — 7.2%
CoreAlpha Bond Master Portfolio	$14,074,729	14,074,729
iShares TIPS Bond ETF	33,784	3,737,186
Master Total Return Portfolio	$3,421,715	3,421,715

		21,233,630
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(c)(d)	883,963	884,228
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(c)	1,036,384	1,036,384

		1,920,612

Total Affiliated Investment Companies — 86.1% (Cost — $218,698,623)		255,747,223

Common Stocks — 12.9%

Equity Real Estate Investment Trusts (REITs) — 9.3%
Alexandria Real Estate Equities, Inc.	7,377	927,953
Ascendas Real Estate Investment Trust	161,000	310,988
Assura PLC	346,517	244,767
AvalonBay Communities, Inc.	6,799	1,231,639
Big Yellow Group PLC	25,396	302,982
Boston Properties, Inc.(b)	8,893	1,094,639
Brandywine Realty Trust	22,412	352,317
Canadian Apartment Properties REIT	12,034	444,317
Capital & Regional PLC	471,793	263,951
CareTrust REIT, Inc.	46,539	824,206
CyrusOne, Inc.	14,189	899,583
Derwent London PLC	6,136	228,449
EPR Properties	11,260	770,297
Equinix, Inc.	1,222	528,992
Extra Space Storage, Inc.	7,723	669,121
Federal Realty Investment Trust	4,231	535,095
GLP J-REIT	468	454,851
Goodman Group	16,345	122,613

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Hammerson PLC	24,930	$148,337
Healthcare Trust of America, Inc., Class A	11,969	319,213
Highwoods Properties, Inc.	10,661	503,839
Host Hotels & Resorts, Inc.	27,379	577,697
Ichigo Office REIT Investment	347	286,006
Inmobiliaria Colonial Socimi SA	37,143	385,188
Invincible Investment Corp.	1,034	432,160
Invitation Homes, Inc.	31,069	711,791
JBG SMITH Properties	4,717	173,727
Kenedix Office Investment Corp.	100	638,031
Land Securities Group PLC	31,364	361,126
Link REIT	81,000	797,522
Mid-America Apartment Communities, Inc.	4,771	477,959
NIPPON REIT Investment Corp.	50	161,648
Prologis, Inc.	20,665	1,400,880
PRS REIT PLC	294,647	393,644
Regency Centers Corp.	10,882	703,739
Rexford Industrial Realty, Inc.	22,702	725,556
RioCan Real Estate Investment Trust(b)	33,634	642,656
Scentre Group	297,379	854,595
Simon Property Group, Inc.	9,177	1,622,035
Spirit Realty Capital, Inc.	68,366	551,030
Sun Communities, Inc.	9,454	959,959
Sunstone Hotel Investors, Inc.	20,271	331,634
UDR, Inc.	19,724	797,441
Unibail-Rodamco-Westfield	4,439	894,221
VEREIT, Inc.	52,363	380,155
VICI Properties, Inc.	18,139	392,165
Welltower, Inc.	12,778	821,881

		27,652,595
Hotels, Restaurants & Leisure — 0.2%
Hilton Worldwide Holdings, Inc.	3,647	294,605
Marriott International, Inc., Class A	2,243	296,143

		590,748
Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	357,335	402,437

Internet Software & Services — 0.3%
NEXTDC Ltd.(a)	155,802	731,437

IT Services — 0.1%
GDS Holdings Ltd. — ADR(a)	10,882	382,285

Real Estate Management & Development — 2.8%
Aedas Homes SAU(a)(e)	8,926	282,096
Castellum AB	12,595	225,613
City Developments Ltd.	72,800	485,368
CK Asset Holdings Ltd.	122,000	914,535

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Entra ASA(e)	21,473	$308,884
Fabege AB	20,843	288,622
Godewind Immobilien AG(a)(e)	55,736	225,846
LEG Immobilien AG	4,809	571,529
Mega Manunggal Property Tbk PT(a)	6,603,800	241,524
Mitsubishi Estate Co. Ltd.	36,500	619,771
Mitsui Fudosan Co. Ltd.	28,700	678,779
Robinsons Land Corp.	615,400	230,986
Sun Hung Kai Properties Ltd.	55,500	805,427
TLG Immobilien AG	12,395	323,906
Unizo Holdings Co. Ltd.	24,500	472,089
Vonovia SE	21,925	1,072,312
Wharf Real Estate Investment Co. Ltd.	62,000	399,438

Security	Shares	Value
Real Estate Management & Development (continued)
Yanlord Land Group Ltd.	236,200	$255,692

		8,402,417
Wireless Telecommunication Services — 0.1%
Tritax EuroBox PLC(a)(e)	134,478	184,481

Total Long-Term Investments — 12.9% (Cost — $36,840,668)		38,346,400

Total Investments — 99.0% (Cost — $255,539,291)		294,093,623
Other Assets Less Liabilities — 1.0%		2,851,813

Net Assets — 100.0%		$296,945,436

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$137,999,111	$—		$(188,360	)(b)	$137,810,751	$137,810,751	$1,983,400		$13,909,879	$15,422,635
BlackRock Advantage Emerging Markets Fund(e)	1,945,620	—		(1,945,620)		—	—	—		2,430,097	(2,525,699)
BlackRock Advantage Emerging Markets Fund — Class K	—	2,242,445		(578,322)		1,664,123	17,090,548	—		(286,017)	(1,151,566)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,676,319	—		(4,792,356	)(b)	883,963	884,228	14,805	(d)	2,219	65
BlackRock Cash Funds: Treasury, SL Agency Shares	1,344,869	—		(308,485	)(b)	1,036,384	1,036,384	57,729		—	—
BlackRock Commodity Strategies Fund(e)	1,635,551	1,657,459		(3,293,010)		—	—	—		1,132,648	(1,568,010)
BlackRock Tactical Opportunities Fund	656,520	16,866		(97,499)		575,887	8,885,940	—		102,628	549,167
CoreAlpha Bond Master Portfolio	$12,499,188	$1,575,541	(c)	$—		$14,074,729	$14,074,729	194,708		(106,835)	58,850
International Tilts Master Portfolio	$39,653,083	$4,818,278	(c)	$—		$44,471,361	$44,471,361	950,399		1,333,895	(1,178,252)

2

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2040 Master Portfolio

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor International ETF	437,652	26,387		(176,703)	287,336	$8,068,395	$96,757	$1,036,745	$(1,234,452)
iShares Edge MSCI Multifactor USA ETF	461,557	9,310		(248,841)	222,026	7,464,514	124,347	1,625,863	(960,576)
iShares MSCI EAFE Small-Cap ETF	145,250	29,441		(33,370)	141,321	8,801,472	93,648	395,944	(644,756)
iShares TIPS Bond ETF	33,985	2,401		(2,602)	33,784	3,737,186	81,767	(7,852)	(111,260)
Master Total Return Portfolio	$1,643,742	$1,777,973	(c)	$—	$3,421,715	3,421,715	118,666	1,519,363	(320,709)

						$255,747,223	$3,716,226	$23,088,577	$6,335,437

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	As of period end, the entity is no longer an affiliate of the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depository Receipts
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

3

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2040 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	29	12/13/18	$6,156	$505,376
Topix Index	39	12/13/18	6,239	291,663
10-Year U.S. Treasury Note	105	12/19/18	12,472	(5,963)
S&P/TSX 60 Index	35	12/20/18	5,150	29,484
Russell 2000 E-Mini Index	45	12/21/18	3,827	(43,309)

				777,251

Short Contracts:
U.S. Ultra Treasury Bond	22	12/19/18	3,394	136,577
S&P 500 E-Mini Index	94	12/21/18	13,719	(40,862)
S&P Mid 400 E-Mini Index	2	12/21/18	405	4,145

				99,860

				$877,111

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	51,000	USD	36,217	JPMorgan Chase Bank N.A.	10/15/18	$650
CAD	51,000	USD	39,440	Goldman Sachs International	10/15/18	56
CAD	108,000	USD	82,664	Goldman Sachs International	10/15/18	977
CAD	16,000	USD	12,290	State Street Bank and Trust Co.	10/15/18	101
CAD	34,000	USD	26,143	State Street Bank and Trust Co.	10/15/18	188
CHF	368,000	USD	374,003	Nomura International PLC	10/15/18	1,405
GBP	15,000	USD	19,543	Deutsche Bank AG	10/15/18	19
GBP	22,000	USD	28,540	Royal Bank of Canada	10/15/18	152
HKD	427,000	USD	54,492	Royal Bank of Canada	10/15/18	61
HKD	53,000	USD	6,759	State Street Bank and Trust Co.	10/15/18	12
HKD	1,917,000	USD	244,389	State Street Bank and Trust Co.	10/15/18	526
NOK	476,000	USD	57,767	Royal Bank of Canada	10/15/18	750
NOK	102,000	USD	12,464	Standard Chartered Bank	10/15/18	76
SGD	83,000	USD	60,715	Royal Bank of Canada	10/15/18	19
USD	170,752	AUD	235,000	Bank of America N.A.	10/15/18	873
USD	42,298	AUD	58,000	JPMorgan Chase Bank N.A.	10/15/18	371
USD	76,078	AUD	103,000	State Street Bank and Trust Co.	10/15/18	1,621
USD	188,019	AUD	258,000	State Street Bank and Trust Co.	10/15/18	1,514
USD	4,687	EUR	4,000	BNP Paribas S.A.	10/15/18	38
USD	53,628	EUR	46,000	Nomura International PLC	10/15/18	165
USD	8,172	EUR	7,000	Standard Chartered Bank	10/15/18	36
USD	5,844	EUR	5,000	State Street Bank and Trust Co.	10/15/18	33
USD	21,195	EUR	18,000	State Street Bank and Trust Co.	10/15/18	274
USD	538,021	EUR	455,000	State Street Bank and Trust Co.	10/15/18	9,205
USD	37,290	GBP	28,000	State Street Bank and Trust Co.	10/15/18	774
USD	102,325	GBP	77,000	State Street Bank and Trust Co.	10/15/18	1,906
USD	154,880	GBP	118,000	State Street Bank and Trust Co.	10/15/18	991

4

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	231,568	IDR	3,359,202,000	BNP Paribas S.A.	10/15/18	$6,477
USD	16,051	JPY	1,773,000	Bank of America N.A.	10/15/18	432
USD	654,623	JPY	72,333,000	Bank of America N.A.	10/15/18	17,400
USD	23,578	JPY	2,625,000	Citibank N.A.	10/15/18	452
USD	90,801	JPY	10,052,000	Nomura International PLC	10/15/18	2,247
USD	45,948	JPY	5,077,000	State Street Bank and Trust Co.	10/15/18	1,222
USD	307,652	NOK	2,462,000	Nomura International PLC	10/15/18	4,986
USD	242,213	PHP	13,039,000	BNP Paribas S.A.	10/15/18	1,123
USD	116,376	SGD	159,000	Standard Chartered Bank	10/15/18	29
USD	11,020	SGD	15,000	State Street Bank and Trust Co.	10/15/18	44
USD	15,414	SGD	21,000	State Street Bank and Trust Co.	10/15/18	47
AUD	16,000,000	USD	11,556,880	Bank of America N.A.	12/19/18	15,578
CAD	5,849,336	USD	4,512,906	Deutsche Bank AG	12/19/18	23,293
JPY	80,000,000	USD	708,406	Bank of America N.A.	12/19/18	59
USD	378,271	CHF	362,849	Deutsche Bank AG	12/19/18	5,796
USD	671,425	JPY	74,316,999	Deutsche Bank AG	12/19/18	13,288

						115,266

AUD	605,000	USD	448,113	BNP Paribas S.A.	10/15/18	(10,765)
AUD	105,000	USD	77,571	Citibank N.A.	10/15/18	(1,668)
AUD	161,000	USD	118,385	Citibank N.A.	10/15/18	(2,000)
AUD	67,000	USD	49,565	Goldman Sachs International	10/15/18	(1,131)
AUD	117,000	USD	86,872	Nomura International PLC	10/15/18	(2,294)
EUR	30,000	USD	34,943	BNP Paribas S.A.	10/15/18	(76)
EUR	40,000	USD	46,555	Bank of America N.A.	10/15/18	(66)
EUR	128,000	USD	149,134	Deutsche Bank AG	10/15/18	(368)
EUR	87,000	USD	102,119	Nomura International PLC	10/15/18	(1,005)
EUR	90,000	USD	104,614	Nomura International PLC	10/15/18	(13)
EUR	321,000	USD	373,988	Nomura International PLC	10/15/18	(911)
GBP	48,000	USD	62,670	Nomura International PLC	10/15/18	(71)
GBP	19,000	USD	25,028	State Street Bank and Trust Co.	10/15/18	(249)
HKD	342,000	USD	43,703	State Street Bank and Trust Co.	10/15/18	(9)
ILS	155,000	USD	42,938	Bank of America N.A.	10/15/18	(283)
JPY	15,448,000	USD	136,246	Bank of America N.A.	10/15/18	(156)
JPY	10,418,000	USD	93,239	Deutsche Bank AG	10/15/18	(1,461)
JPY	4,834,000	USD	42,636	Goldman Sachs International	10/15/18	(50)
JPY	9,749,000	USD	86,467	Goldman Sachs International	10/15/18	(583)
JPY	15,336,000	USD	136,628	Goldman Sachs International	10/15/18	(1,524)
JPY	22,891,000	USD	205,674	Goldman Sachs International	10/15/18	(4,014)
JPY	31,284,000	USD	276,139	Goldman Sachs International	10/15/18	(540)
JPY	8,347,000	USD	75,272	Nomura International PLC	10/15/18	(1,739)
JPY	3,210,000	USD	28,748	State Street Bank and Trust Co.	10/15/18	(469)
JPY	19,275,000	USD	170,814	State Street Bank and Trust Co.	10/15/18	(1,009)
NZD	50,000	USD	34,005	Bank of America N.A.	10/15/18	(860)
SEK	5,165,000	USD	594,696	Bank of America N.A.	10/15/18	(12,923)
SEK	317,000	USD	35,795	Nomura International PLC	10/15/18	(89)
SGD	441,000	USD	325,161	Standard Chartered Bank	10/15/18	(2,464)
USD	34,518	AUD	48,000	Citibank N.A.	10/15/18	(180)
USD	19,188	AUD	27,000	State Street Bank and Trust Co.	10/15/18	(330)
USD	37,308	AUD	52,000	State Street Bank and Trust Co.	10/15/18	(282)
USD	78,335	AUD	109,000	State Street Bank and Trust Co.	10/15/18	(460)
USD	757	CAD	1,000	BNP Paribas S.A.	10/15/18	(18)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	40,385	CAD	53,000	Deutsche Bank AG	10/15/18	$(660)
USD	3,814	CAD	5,000	Goldman Sachs International	10/15/18	(58)
USD	3,040	CAD	4,000	Nomura International PLC	10/15/18	(58)
USD	45,162	EUR	39,000	Citibank N.A.	10/15/18	(165)
USD	24,071	EUR	21,000	Deutsche Bank AG	10/15/18	(336)
USD	57,992	EUR	50,000	Nomura International PLC	10/15/18	(120)
USD	12,743	EUR	11,000	State Street Bank and Trust Co.	10/15/18	(42)
USD	17,386	EUR	15,000	State Street Bank and Trust Co.	10/15/18	(47)
USD	29,962	GBP	23,000	Royal Bank of Canada	10/15/18	(33)
USD	107,741	GBP	83,000	State Street Bank and Trust Co.	10/15/18	(504)
USD	35,605	HKD	279,000	Citibank N.A.	10/15/18	(40)
USD	88,212	HKD	692,000	Goldman Sachs International	10/15/18	(197)
USD	26,917	HKD	211,000	Nomura International PLC	10/15/18	(40)
USD	194,668	HKD	1,527,000	UBS AG	10/15/18	(421)
USD	41,045	NOK	338,000	Royal Bank of Canada	10/15/18	(507)
USD	28,466	SEK	257,000	JPMorgan Chase Bank N.A.	10/15/18	(482)
USD	253,952	SEK	2,276,000	JPMorgan Chase Bank N.A.	10/15/18	(2,411)
USD	15,865	SEK	141,000	State Street Bank and Trust Co.	10/15/18	(17)
USD	25,648	SEK	229,000	State Street Bank and Trust Co.	10/15/18	(146)
USD	202,239	SEK	1,797,000	State Street Bank and Trust Co.	10/15/18	(171)
USD	186,906	SGD	256,000	State Street Bank and Trust Co.	10/15/18	(419)
USD	202,639	SGD	277,000	State Street Bank and Trust Co.	10/15/18	(53)
EUR	63,793	USD	75,059	Deutsche Bank AG	12/19/18	(507)
EUR	11,575,000	USD	13,618,809	Deutsche Bank AG	12/19/18	(91,567)
USD	3,399,126	JPY	376,234,000	Deutsche Bank AG	12/19/18	67,270
GBP	11,530	USD	15,148	Nomura International PLC	12/19/18	(63)
USD	3,086,472	CAD	4,000,000	Nomura International PLC	12/19/18	(15,555)

						(97,409)

						$17,857

6

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$50,310,869	$—	$—	$50,310,869
Fixed Income Funds	3,737,186	—	—	3,737,186
Short-Term Securities	1,920,612	—	—	1,920,612
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	20,765,160	6,887,435	—	27,652,595
Hotels, Restaurants & Leisure	590,748	—	—	590,748
Household Durables	402,437	—	—	402,437
Internet Software & Services	—	731,437		731,437
IT Services	382,285	—	—	382,285
Real Estate Management & Development	749,466	7,652,951	—	8,402,417
Wireless Telecommunication Services	184,481	—	—	184,481

Subtotal	$79,043,244	$15,271,823	$—	$94,315,067

Investments Valued at Net Asset Value (“NAV”)(a)				199,778,556

Total Investments				$294,093,623

7

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2040 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Equity contracts	$830,668	$—	$—	$830,668
Interest rate contracts	136,577	—	—	136,577
Foreign currency exchange contracts	—	115,266	—	115,266
Liabilities:
Equity contracts	(84,171)	—	—	(84,171)
Interest rate contracts	(5,963)	—	—	(5,963)
Foreign currency exchange contracts	—	(97,409)		(97,409)

	$877,111	$17,857	$—	$894,968

(a)

As of September 30, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

8

Schedule of Investments (unaudited) September 30, 2018	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 84.5%

Equity Funds — 80.4%
Active Stock Master Portfolio	$18,249,509	$18,249,509
BlackRock Advantage Emerging Markets Fund — Class K(a)	236,530	2,429,159
BlackRock Tactical Opportunities Fund — Class K	25,041	386,379
International Tilts Master Portfolio	$6,291,898	6,291,898
iShares Edge MSCI Multifactor International ETF	41,193	1,156,699
iShares Edge MSCI Multifactor USA ETF	43,756	1,471,077
iShares MSCI Canada ETF(b)	996	28,665
iShares MSCI EAFE Small-Cap ETF	20,632	1,284,961

		31,298,347
Fixed Income Funds — 2.8%
CoreAlpha Bond Master Portfolio	$939,378	939,378
iShares TIPS Bond ETF	1,280	141,593

		1,080,971
Short-Term Securities — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(c)(d)	12,420	12,424
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(c)	514,154	514,154

		526,578

Total Affiliated Investment Companies — 84.5% (Cost — $30,088,864)		32,905,896

Common Stocks — 15.0%

Equity Real Estate Investment Trusts (REITs) — 10.8%
Alexandria Real Estate Equities, Inc.	1,126	141,640
Ascendas Real Estate Investment Trust	24,300	46,938
Assura PLC	52,895	37,363
AvalonBay Communities, Inc.	1,038	188,034
Big Yellow Group PLC	3,877	46,254
Boston Properties, Inc.	1,344	165,433
Brandywine Realty Trust	3,436	54,014
Canadian Apartment Properties REIT(b)	1,837	67,825
Capital & Regional PLC	72,038	40,303
CareTrust REIT, Inc.	6,837	121,083
CyrusOne, Inc.	2,144	135,930
Derwent London PLC	937	34,885
EPR Properties	1,719	117,597
Equinix, Inc.	187	80,950
Extra Space Storage, Inc.	1,167	101,109
Federal Realty Investment Trust	646	81,700
GLP J-REIT	71	69,005
Goodman Group	2,505	18,791

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Hammerson PLC	3,807	$22,652
Healthcare Trust of America, Inc., Class A	1,818	48,486
Highwoods Properties, Inc.	1,627	76,892
Host Hotels & Resorts, Inc.	4,136	87,270
Ichigo Office REIT Investment	53	43,684
Invincible Investment Corp.	158	66,036
Invitation Homes, Inc.(b)	4,743	108,662
JBG SMITH Properties	713	26,260
Kenedix Office Investment Corp.	15	95,705
Land Securities Group PLC	4,790	55,152
Link REIT	12,500	123,074
Mid-America Apartment Communities, Inc.	728	72,931
NIPPON REIT Investment Corp.	8	25,864
Prologis, Inc.	3,155	213,878
PRS REIT PLC	44,848	59,916
Regency Centers Corp.	1,661	107,417
Rexford Industrial Realty, Inc.	3,430	109,623
RioCan Real Estate Investment Trust	5,134	98,097
Scentre Group	45,394	130,451
Simon Property Group, Inc.	1,437	253,990
Spirit Realty Capital, Inc.	10,436	84,114
Sun Communities, Inc.	1,443	146,522
Sunstone Hotel Investors, Inc.	3,147	51,485
Tritax EuroBox PLC(a)(e)	20,318	27,873
UDR, Inc.	3,010	121,694
Unibail-Rodamco-Westfield	671	135,171
VEREIT, Inc.	7,993	58,029
VICI Properties, Inc.	3,044	65,811
Welltower, Inc.	1,951	125,488

		4,191,081
Hotels, Restaurants & Leisure — 0.2%
Hilton Worldwide Holdings, Inc.	557	44,995
Marriott International, Inc., Class A	342	45,154

		90,149
Household Durables — 0.2%
Glenveagh Properties PLC(a)(e)	54,546	61,431

Internet Software & Services — 0.3%
NEXTDC Ltd.(a)	23,783	111,653

IT Services — 0.1%
GDS Holdings Ltd. — ADR(a)	1,662	58,386

Real Estate Management & Development — 3.4%
Aedas Homes SAU(a)(e)	1,363	43,076
Castellum AB	1,923	34,447
City Developments Ltd.	11,000	73,338
CK Asset Holdings Ltd.	18,500	138,679
Entra ASA(e)	3,216	46,261
Fabege AB	3,149	43,606
Godewind Immobilien AG(a)(e)	8,449	34,236
Inmobiliaria Colonial Socimi SA	5,670	58,800

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
LEG Immobilien AG	734	$87,233
Mega Manunggal Property Tbk PT(a)	870,200	31,826
Mitsubishi Estate Co. Ltd.	5,600	95,088
Mitsui Fudosan Co. Ltd.	4,400	104,064
Robinsons Land Corp.	93,300	35,019
Sun Hung Kai Properties Ltd.	8,500	123,354
TLG Immobilien AG	1,883	49,207
Unizo Holdings Co. Ltd.	3,700	71,295
Vonovia SE	3,347	163,696

Security	Shares	Value
Real Estate Management & Development (continued)
Wharf Real Estate Investment Co. Ltd.	9,000	$57,983
Yanlord Land Group Ltd.	36,100	39,079

		1,330,287

Total Long-Term Investments — 15.0% (Cost — $5,621,920)		5,842,987

Total Investments — 99.5% (Cost — $35,710,784)		38,748,883
Other Assets Less Liabilities — 0.5%		184,147

Net Assets — 100.0%		$38,933,030

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold			Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$16,134,275	$2,115,234	(b)		$—		$18,249,509	$18,249,509	$251,885		$1,770,218	$(217,119)
BlackRock Advantage Emerging Markets Fund(e)	238,517	7,702			(246,219)		—	—	—		267,820	(290,059)
BlackRock Advantage Emerging Markets Fund — Class K	—	300,135			(63,605)		236,530	2,429,159	—		(41,529)	(165,217)
BlackRock Cash Funds: Institutional, SL Agency Shares	417,921	—			(405,501	)(c)	12,420	12,424	2,115	(d)	232	23
BlackRock Cash Funds: Treasury, SL Agency Shares	200,781	313,373	(b)				514,154	514,154	15,050		—	—
BlackRock Commodity Strategies Fund(e)	191,145	—			(191,145)		—	—	—		111,790	(171,044)
BlackRock Tactical Opportunities Fund	25,033	512			(504)		25,041	386,379	—		86	26,286
CoreAlpha Bond Master Portfolio	$709,709	$229,669	(b)	$			$939,378	939,378	16,685		(5,397)	1,844,646
International Tilts Master Portfolio	$4,997,493	$1,294,405	(b)	$			$6,291,898	6,291,898	130,136		174,641	(116,001)
iShares Edge MSCI Multifactor International ETF	51,188	1,384			(11,379)		41,193	1,156,699	14,467		63,723	(93,449)
iShares Edge MSCI Multifactor USA ETF	47,081	16,994			(20,319)		43,756	1,471,077	18,553		24,657	58,500
iShares MSCI Canada ETF	—	3,802			(2,806)		996	28,665	853		4,438	1,492
iShares MSCI EAFE Small-Cap ETF	17,529	3,270			(167)		20,632	1,284,961	13,288		2,515	(41,268)
iShares TIPS Bond ETF	1,086	264			(70)		1,280	141,593	3,020		(217)	(3,982)

								$32,905,896	$466,052		$2,372,977	$832,808

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net share/investment value purchased.
(c)	Represents net shares/investment value sold.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2045 Master Portfolio

(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	As of period end, the entity is no longer an affiliate of the LifePath Dynamic Master Portfolio

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	4	12/13/18	$849	$68,281
S&P/TSX 60 Index	4	12/20/18	589	3,373
Russell 2000 E-Mini Index	5	12/21/18	425	(4,812)
Topix Index	5	12/13/18	800	37,651

				104,493

Short Contracts:
S&P 500 E-Mini Index	10	12/21/18	1,460	(4,347)

				$100,146

3

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	5,000	USD	3,845	State Street Bank and Trust Co.	10/15/18	$28
CAD	10,000	USD	7,733	State Street Bank and Trust Co.	10/15/18	11
CAD	18,000	USD	13,776	UBS AG	10/15/18	164
CHF	54,000	USD	54,883	Nomura International PLC	10/15/18	204
GBP	2,000	USD	2,606	Deutsche Bank AG	10/15/18	3
GBP	5,000	USD	6,486	Royal Bank of Canada	10/15/18	34
HKD	89,000	USD	11,358	Royal Bank of Canada	10/15/18	13
HKD	8,000	USD	1,020	State Street Bank and Trust Co.	10/15/18	2
HKD	348,000	USD	44,365	State Street Bank and Trust Co.	10/15/18	96
NOK	13,000	USD	1,562	Bank of America N.A.	10/15/18	36
NOK	73,000	USD	8,860	Bank of America N.A.	10/15/18	114
SGD	14,000	USD	10,241	Royal Bank of Canada	10/15/18	3
USD	26,158	AUD	36,000	Bank of America N.A.	10/15/18	134
USD	6,564	AUD	9,000	State Street Bank and Trust Co.	10/15/18	58
USD	11,818	AUD	16,000	State Street Bank and Trust Co.	10/15/18	252
USD	28,422	AUD	39,000	State Street Bank and Trust Co.	10/15/18	229
USD	3,532	EUR	3,000	BNP Paribas S.A.	10/15/18	46
USD	80,402	EUR	68,000	BNP Paribas S.A.	10/15/18	1,370
USD	6,995	EUR	6,000	Nomura International PLC	10/15/18	21
USD	1,167	EUR	1,000	Standard Chartered Bank	10/15/18	5
USD	1,165	EUR	1,000	State Street Bank and Trust Co.	10/15/18	3
USD	1,169	EUR	1,000	State Street Bank and Trust Co.	10/15/18	7
USD	3,995	GBP	3,000	State Street Bank and Trust Co.	10/15/18	83
USD	15,947	GBP	12,000	State Street Bank and Trust Co.	10/15/18	297
USD	21,001	GBP	16,000	State Street Bank and Trust Co.	10/15/18	134
USD	35,505	IDR	515,042,000	BNP Paribas S.A.	10/15/18	993
USD	2,173	JPY	240,000	Bank of America N.A.	10/15/18	58
USD	7,671	JPY	854,000	Citibank N.A.	10/15/18	147
USD	17,118	JPY	1,895,000	Goldman Sachs International	10/15/18	424
USD	98,771	JPY	10,914,000	Goldman Sachs International	10/15/18	2,624
USD	11,639	JPY	1,286,000	State Street Bank and Trust Co.	10/15/18	309
USD	46,235	NOK	370,000	Nomura International PLC	10/15/18	749
USD	35,685	PHP	1,921,000	BNP Paribas S.A.	10/15/18	165
USD	17,566	SGD	24,000	Standard Chartered Bank	10/15/18	5
USD	1,469	SGD	2,000	State Street Bank and Trust Co.	10/15/18	6
USD	2,936	SGD	4,000	State Street Bank and Trust Co.	10/15/18	9
AUD	2,000,000	USD	1,444,968	Deutsche Bank AG	12/19/18	1,589
CAD	813,912	USD	627,953	Deutsche Bank AG	12/19/18	3,241
JPY	10,000,000	USD	88,551	Bank of America N.A.	12/19/18	7
USD	40,621	CHF	38,965	Deutsche Bank AG	12/19/18	622
USD	61,025	EUR	51,854	Deutsche Bank AG	12/19/18	425
USD	524,811	JPY	58,089,000	Deutsche Bank AG	12/19/18	10,386
USD	66,347	JPY	7,342,675	Nomura International PLC	12/19/18	1,322

						26,428

4

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	92,000	USD	68,151	BNP Paribas S.A.	10/15/18	$(1,645)
AUD	24,000	USD	17,647	Bank of America N.A.	10/15/18	(297)
AUD	18,000	USD	13,298	Citibank N.A.	10/15/18	(286)
AUD	10,000	USD	7,398	Goldman Sachs International	10/15/18	(169)
AUD	16,000	USD	11,880	Nomura International PLC	10/15/18	(314)
EUR	22,000	USD	25,632	Deutsche Bank AG	10/15/18	(63)
EUR	14,000	USD	16,433	Nomura International PLC	10/15/18	(162)
EUR	50,000	USD	58,254	Nomura International PLC	10/15/18	(142)
EUR	22,000	USD	25,572	Standard Chartered Bank	10/15/18	(3)
EUR	7,000	USD	8,148	State Street Bank and Trust Co.	10/15/18	(12)
GBP	10,000	USD	13,056	Nomura International PLC	10/15/18	(15)
GBP	3,000	USD	3,952	State Street Bank and Trust Co.	10/15/18	(39)
HKD	87,000	USD	11,118	State Street Bank and Trust Co.	10/15/18	(2)
ILS	20,000	USD	5,540	Bank of America N.A.	10/15/18	(36)
JPY	2,973,000	USD	26,221	Bank of America N.A.	10/15/18	(30)
JPY	1,665,000	USD	14,901	Deutsche Bank AG	10/15/18	(233)
JPY	4,989,000	USD	44,042	Deutsche Bank AG	10/15/18	(91)
JPY	524,000	USD	4,622	Goldman Sachs International	10/15/18	(6)
JPY	884,000	USD	7,841	Goldman Sachs International	10/15/18	(53)
JPY	2,814,000	USD	25,070	Goldman Sachs International	10/15/18	(280)
JPY	3,306,000	USD	29,704	Goldman Sachs International	10/15/18	(579)
JPY	1,708,000	USD	15,403	Nomura International PLC	10/15/18	(356)
JPY	500,000	USD	4,478	State Street Bank and Trust Co.	10/15/18	(73)
JPY	917,000	USD	8,147	State Street Bank and Trust Co.	10/15/18	(69)
JPY	2,810,000	USD	24,902	State Street Bank and Trust Co.	10/15/18	(147)
NZD	6,000	USD	4,081	Bank of America N.A.	10/15/18	(103)
SEK	771,000	USD	88,771	Bank of America N.A.	10/15/18	(1,927)
SEK	59,000	USD	6,662	Citibank N.A.	10/15/18	(16)
SGD	66,000	USD	48,657	State Street Bank and Trust Co.	10/15/18	(362)
USD	4,315	AUD	6,000	JPMorgan Chase Bank N.A.	10/15/18	(23)
USD	3,553	AUD	5,000	State Street Bank and Trust Co.	10/15/18	(61)
USD	4,305	AUD	6,000	State Street Bank and Trust Co.	10/15/18	(33)
USD	10,780	AUD	15,000	State Street Bank and Trust Co.	10/15/18	(63)
USD	760	CAD	1,000	BNP Paribas S.A.	10/15/18	(14)
USD	8,382	CAD	11,000	Deutsche Bank AG	10/15/18	(137)
USD	763	CAD	1,000	State Street Bank and Trust Co.	10/15/18	(12)
USD	6,948	EUR	6,000	Citibank N.A.	10/15/18	(25)
USD	3,439	EUR	3,000	Deutsche Bank AG	10/15/18	(48)
USD	9,279	EUR	8,000	Nomura International PLC	10/15/18	(19)
USD	5,807	EUR	5,000	Royal Bank of Canada	10/15/18	(4)
USD	2,318	EUR	2,000	State Street Bank and Trust Co.	10/15/18	(6)
USD	3,475	EUR	3,000	State Street Bank and Trust Co.	10/15/18	(11)
USD	7,816	GBP	6,000	Royal Bank of Canada	10/15/18	(9)
USD	20,769	GBP	16,000	State Street Bank and Trust Co.	10/15/18	(97)
USD	7,395	HKD	58,000	Citibank N.A.	10/15/18	(15)
USD	11,358	HKD	89,000	Citibank N.A.	10/15/18	(13)
USD	10,325	HKD	81,000	Goldman Sachs International	10/15/18	(23)
USD	893	HKD	7,000	UBS AG	10/15/18	(1)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,449	HKD	231,000	UBS AG	10/15/18	$(64)
USD	5,829	NOK	48,000	Royal Bank of Canada	10/15/18	(72)
USD	4,211	SEK	38,000	Deutsche Bank AG	10/15/18	(69)
USD	38,383	SEK	344,000	JPMorgan Chase Bank N.A.	10/15/18	(365)
USD	2,475	SEK	22,000	State Street Bank and Trust Co.	10/15/18	(3)
USD	3,920	SEK	35,000	State Street Bank and Trust Co.	10/15/18	(22)
USD	30,499	SEK	271,000	State Street Bank and Trust Co.	10/15/18	(26)
USD	27,743	SGD	38,000	Barclays Bank PLC	10/15/18	(63)
USD	29,993	SGD	41,000	State Street Bank and Trust Co.	10/15/18	(8)
EUR	1,504,000	USD	1,769,608	Deutsche Bank AG	12/19/18	(11,943)
GBP	17,656	USD	23,196	Nomura International PLC	12/19/18	(97)
USD	385,809	CAD	500,000	Nomura International PLC	12/19/18	(1,944)

						(22,800)

						$3,628

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

6

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2045 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies
Equity Funds	$6,756,940	$—	$—	$6,756,940
Fixed Income Funds	141,593	—	—	141,593
Short-Term Securities	526,578	—	—	526,578
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	3,199,752	991,329	—	4,191,081
Hotels, Restaurants & Leisure	90,149	—	—	90,149
Household Durables	61,431	—	—	61,431
IT Services	58,386	—	—	58,386
Internet Software & Services	—	111,653	—	111,653
Real Estate Management & Development	109,138	1,221,149	—	1,330,287

Subtotal	$10,943,967	$2,324,131	$—	$13,268,098

Investments Valued at Net Asset Value (“NAV”)(a)				25,480,785

Total Investments			—	$38,748,883

Derivative Financial Instruments(b)
Assets:
Equity contracts	$109,305	$—	$—	$109,305
Foreign currency exchange contracts	—	26,428	—	26,428
Liabilities:
Equity contracts	(9,159)			(9,159)
Foreign currency exchange contracts		(22,800)	—	(22,800)

Total	$100,146	$3,628	$—	$103,774

(a)

As of September 30, 2018, certain investments of the LifePath Dynamic Master Portfolio’s Investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

7

Schedule of Investments (unaudited) September 30, 2018	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(e) — 82.8%

Equity Funds — 80.5%
Active Stock Master Portfolio	$50,373,535	$50,373,535
BlackRock Advantage Emerging Markets Fund — Class K(a)	669,736	6,878,192
International Tilts Master Portfolio	$16,865,601	16,865,601
iShares Edge MSCI Multifactor International ETF	127,913	3,591,797
iShares Edge MSCI Multifactor USA ETF	127,245	4,277,977
iShares MSCI EAFE Small-Cap ETF	60,126	3,744,647

		85,731,749
Fixed Income Fund — 1.0%
CoreAlpha Bond Master Portfolio	$1,074,875	1,074,875

Short-Term Securities — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(b)(c)	402,338	402,459
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(b)	975,235	975,235

		1,377,694

Total Affiliated Investment Companies — 82.8% (Cost — $66,181,855)		88,184,318

Common Stocks — 16.1%

Equity Real Estate Investment Trusts (REITs) — 11.4%
Alexandria Real Estate Equities, Inc.	3,289	413,723
Ascendas Real Estate Investment Trust	71,900	138,882
Assura PLC	154,489	109,126
AvalonBay Communities, Inc.	3,031	549,066
Big Yellow Group PLC	11,323	135,087
Boston Properties, Inc.	3,970	488,667
Brandywine Realty Trust	9,974	156,791
Canadian Apartment Properties REIT	5,365	198,085
Capital & Regional PLC	209,111	116,990
CareTrust REIT, Inc.	20,225	358,185
CyrusOne, Inc.	6,334	401,576
Derwent London PLC	2,736	101,864
EPR Properties	5,020	343,418
Equinix, Inc.	545	235,925
Extra Space Storage, Inc.	3,444	298,388
Federal Realty Investment Trust	1,886	238,522
GLP J-REIT	209	203,128
Goodman Group	7,176	53,831
Hammerson PLC	10,999	65,446
Healthcare Trust of America, Inc., Class A	5,321	141,911
Highwoods Properties, Inc.	4,753	224,627
Host Hotels & Resorts, Inc.	12,222	257,884

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ichigo Office REIT Investment	153	$126,107
Invincible Investment Corp.	461	192,675
Invitation Homes, Inc.	13,852	317,349
JBG SMITH Properties	2,106	77,564
Kenedix Office Investment Corp.	45	287,114
Land Securities Group PLC	13,837	159,320
Link REIT	36,000	354,454
Mid-America Apartment Communities, Inc.	2,127	213,083
NIPPON REIT Investment Corp.	23	74,358
Prologis, Inc.	9,315	631,464
PRS REIT PLC	129,996	173,673
Regency Centers Corp.	4,851	313,714
Rexford Industrial Realty, Inc.	10,199	325,960
RioCan Real Estate Investment Trust	14,995	286,515
Scentre Group	132,582	381,008
Simon Property Group, Inc.	4,097	724,145
Spirit Realty Capital, Inc.	30,480	245,669
Sun Communities, Inc.	4,193	425,757
Sunstone Hotel Investors, Inc.	9,191	150,365
UDR, Inc.	8,805	355,986
Unibail-Rodamco-Westfield	1,982	399,267
VEREIT, Inc.	23,345	169,485
VICI Properties, Inc.	8,087	174,841
Welltower, Inc.	5,697	366,431

		12,157,426
Hotels, Restaurants & Leisure — 0.2%
Hilton Worldwide Holdings, Inc.	1,626	131,348
Marriott International, Inc., Class A	1,000	132,030

		263,378
Household Durables — 0.2%
Glenveagh Properties PLC(a)(d)	159,313	179,421

Internet Software & Services — 0.3%
NEXTDC Ltd.(a)	69,462	326,100

IT Services — 0.2%
GDS Holdings Ltd. — ADR(a)	4,801	168,659

Real Estate Management & Development — 3.7%
Aedas Homes SAU(a)(d)	3,980	125,783
Castellum AB	5,615	100,581
City Developments Ltd.	32,500	216,682
CK Asset Holdings Ltd.	54,500	408,542
Entra ASA(d)	9,474	136,281
Fabege AB	9,305	128,850
Godewind Immobilien AG(a)(d)	24,737	100,236
Inmobiliaria Colonial Socimi SA	16,560	171,734
LEG Immobilien AG	2,144	254,805
Mega Manunggal Property Tbk PT(a)	2,899,500	106,045
Mitsubishi Estate Co. Ltd.	16,300	276,775
Mitsui Fudosan Co. Ltd.	12,800	302,731

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Robinsons Land Corp.	272,800	$102,394
Sun Hung Kai Properties Ltd.	25,000	362,805
TLG Immobilien AG	5,511	144,013
Unizo Holdings Co. Ltd.	11,100	213,885
Vonovia SE	9,775	478,078
Wharf Real Estate Investment Co. Ltd.	28,000	180,391

Security	Shares	Value
Real Estate Management & Development (continued)
Yanlord Land Group Ltd.	105,300	$113,990

		3,924,601
Wireless Telecommunication Services — 0.1%
Tritax EuroBox PLC(a)(d)	60,033	82,355

Total Long-Term Investments — 16.1% (Cost — $16,449,599)		17,101,940

Total Investments — 98.9% (Cost — $82,631,454)		105,286,258
Other Assets Less Liabilities — 1.1%		1,148,157

Net Assets — 100.0%		$106,434,415

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Life Path Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$51,613,648	$—		$(1,240,113	)(b)	$50,373,535	$50,373,535	$716,638		$5,071,107	$5,007,700
BlackRock Advantage Emerging Markets Fund	833,989	—		(833,989)		—	—	—		945,056	(1,011,776)
BlackRock Advantage(e) Emerging Markets Fund — Class K	—	1,002,188		(332,452)		669,736	6,878,192	—		(76,057)	(463,412)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,465,187	—		(1,062,849	)(b)	402,338	402,459	7,723	(c)	128	134
BlackRock Cash Funds: Treasury, SL Agency Shares	295,381	679,854	(d)	—		975,235	975,235	22,433	(c)	—	—
BlackRock Commodity Strategies Fund(e)	665,908	—		(665,908)		—	—	—		530,244	(733,423)
CoreAlpha Bond Master Portfolio	$1,088,841	$—		$(13,966	)(b)	$1,074,875	$1,074,875	24,603		(8,601)	10,161
International Tilts Master Portfolio	$17,326,282	$—		$(460,681	)(b)	$16,865,601	$16,865,601	377,109		562,016	(632,468)
iShares Edge MSCI Multifactor International ETF	168,737	29,567		(70,391)		127,913	3,591,797	42,373		341,331	(400,983)
iShares Edge MSCI Multifactor USA ETF	273,377	32,410		(178,542)		127,245	4,277,977	37,168		914,653	(612,097)
iShares MSCI EAFE Small-Cap ETF	65,037	13,754		(18,665)		60,126	3,744,647	36,518		275,347	(360,916)

							$88,184,318	$1,264,565		$8,555,224	$802,920

2

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2050 Master Portfolio

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.
(e)	As of period end, the entity is no longer an affiliate of the LifePath Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

3

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2050 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	10	12/13/18	$2,123	$174,268
S&P/TSX 60 Index	14	12/20/18	2,060	11,790
Russell 2000 E-Mini Index	12	12/21/18	$1,020	(11,549)

				174,509

Short Contracts:
S&P 500 E-Mini Index	23	12/21/18	$3,357	(9,998)

				$164,511

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	36,000	USD	25,565	Goldman Sachs International	10/15/18	$459
CAD	10,000	USD	7,681	State Street Bank and Trust Co.	10/15/18	63
CAD	15,000	USD	11,534	State Street Bank and Trust Co.	10/15/18	83
CAD	21,000	USD	16,240	State Street Bank and Trust Co.	10/15/18	23
CAD	49,000	USD	37,502	UBS AG	10/15/18	446
CHF	165,000	USD	167,692	Nomura International PLC	10/15/18	630
GBP	6,000	USD	7,817	Deutsche Bank AG	10/15/18	8
HKD	143,000	USD	18,249	Royal Bank of Canada	10/15/18	21
HKD	23,000	USD	2,933	State Street Bank and Trust Co.	10/15/18	5
HKD	781,000	USD	99,566	State Street Bank and Trust Co.	10/15/18	214
NOK	210,000	USD	25,489	Bank of America N.A.	10/15/18	328
NOK	39,000	USD	4,766	Standard Chartered Bank	10/15/18	29
SGD	34,000	USD	24,871	Royal Bank of Canada	10/15/18	8
USD	79,200	AUD	109,000	Bank of America N.A.	10/15/18	405
USD	18,961	AUD	26,000	State Street Bank and Trust Co.	10/15/18	166
USD	33,977	AUD	46,000	State Street Bank and Trust Co.	10/15/18	724
USD	83,807	AUD	115,000	State Street Bank and Trust Co.	10/15/18	675
USD	2,343	EUR	2,000	BNP Paribas S.A.	10/15/18	19
USD	30,311	EUR	26,000	Nomura International PLC	10/15/18	93
USD	3,502	EUR	3,000	Standard Chartered Bank	10/15/18	15
USD	3,506	EUR	3,000	State Street Bank and Trust Co.	10/15/18	20
USD	11,775	EUR	10,000	State Street Bank and Trust Co.	10/15/18	152
USD	238,841	EUR	202,000	State Street Bank and Trust Co.	10/15/18	4,070
USD	13,318	GBP	10,000	State Street Bank and Trust Co.	10/15/18	276
USD	46,511	GBP	35,000	State Street Bank and Trust Co.	10/15/18	866
USD	72,190	GBP	55,000	State Street Bank and Trust Co.	10/15/18	462
USD	100,891	IDR	1,463,553,000	BNP Paribas S.A.	10/15/18	2,822
USD	6,527	JPY	721,000	Bank of America N.A.	10/15/18	176
USD	26,196	JPY	2,900,000	Nomura International PLC	10/15/18	648
USD	2,335	JPY	259,000	State Street Bank and Trust Co.	10/15/18	53
USD	17,865	JPY	1,974,000	State Street Bank and Trust Co.	10/15/18	475
USD	284,086	JPY	31,390,000	State Street Bank and Trust Co.	10/15/18	7,554

4

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	135,590	NOK	1,085,000	Nomura International PLC	10/15/18	$2,206
USD	106,162	PHP	5,715,000	BNP Paribas S.A.	10/15/18	492
USD	51,967	SGD	71,000	Standard Chartered Bank	10/15/18	14
USD	3,670	SGD	5,000	State Street Bank and Trust Co.	10/15/18	11
USD	5,143	SGD	7,000	State Street Bank and Trust Co.	10/15/18	21
AUD	5,700,000	USD	4,118,159	Deutsche Bank AG	12/19/18	4,529
CAD	2,260,699	USD	1,744,185	Deutsche Bank AG	12/19/18	9,003
JPY	27,000,000	USD	239,087	Bank of America N.A.	12/19/18	20
USD	143,545	CHF	137,693	Deutsche Bank AG	12/19/18	2,200
USD	273,445	JPY	30,266,450	Deutsche Bank AG	12/19/18	5,412
USD	1,399,606	JPY	154,895,000	Nomura International PLC	12/19/18	27,885

						73,781

AUD	71,000	USD	52,205	Bank of America N.A.	10/15/18	(880)
AUD	41,000	USD	30,290	Citibank N.A.	10/15/18	(651)
AUD	29,000	USD	21,453	Goldman Sachs International	10/15/18	(490)
AUD	55,000	USD	40,838	Nomura International PLC	10/15/18	(1,079)
AUD	269,000	USD	199,271	Nomura International PLC	10/15/18	(4,814)
EUR	54,000	USD	62,916	Deutsche Bank AG	10/15/18	(155)
EUR	21,000	USD	24,460	Nomura International PLC	10/15/18	(53)
EUR	33,000	USD	38,735	Nomura International PLC	10/15/18	(381)
EUR	142,000	USD	165,440	Nomura International PLC	10/15/18	(403)
EUR	50,000	USD	58,119	Standard Chartered Bank	10/15/18	(7)
EUR	18,000	USD	20,949	State Street Bank and Trust Co.	10/15/18	(29)
GBP	25,000	USD	32,641	Nomura International PLC	10/15/18	(37)
GBP	9,000	USD	11,855	State Street Bank and Trust Co.	10/15/18	(118)
HKD	142,000	USD	18,146	State Street Bank and Trust Co.	10/15/18	(4)
ILS	71,000	USD	19,673	Goldman Sachs International	10/15/18	(134)
JPY	3,534,000	USD	31,627	Deutsche Bank AG	10/15/18	(494)
JPY	6,878,000	USD	61,275	Goldman Sachs International	10/15/18	(682)
JPY	10,294,000	USD	92,490	Goldman Sachs International	10/15/18	(1,804)
JPY	14,148,000	USD	124,882	Goldman Sachs International	10/15/18	(244)
JPY	2,754,000	USD	24,835	Nomura International PLC	10/15/18	(574)
JPY	1,140,000	USD	10,210	State Street Bank and Trust Co.	10/15/18	(167)
JPY	2,080,000	USD	18,345	State Street Bank and Trust Co.	10/15/18	(21)
JPY	4,534,000	USD	40,212	State Street Bank and Trust Co.	10/15/18	(270)
JPY	6,221,000	USD	54,867	State Street Bank and Trust Co.	10/15/18	(62)
JPY	8,703,000	USD	77,127	State Street Bank and Trust Co.	10/15/18	(457)
NZD	21,000	USD	14,280	State Street Bank and Trust Co.	10/15/18	(359)
SEK	161,000	USD	18,180	BNP Paribas S.A.	10/15/18	(45)
SEK	2,269,000	USD	261,229	Nomura International PLC	10/15/18	(5,654)
SGD	195,000	USD	143,764	State Street Bank and Trust Co.	10/15/18	(1,075)
USD	9,238	AUD	13,000	State Street Bank and Trust Co.	10/15/18	(159)
USD	15,821	AUD	22,000	State Street Bank and Trust Co.	10/15/18	(82)
USD	16,502	AUD	23,000	State Street Bank and Trust Co.	10/15/18	(125)
USD	35,215	AUD	49,000	State Street Bank and Trust Co.	10/15/18	(207)
USD	757	CAD	1,000	BNP Paribas S.A.	10/15/18	(18)
USD	1,520	CAD	2,000	BNP Paribas S.A.	10/15/18	(29)
USD	15,240	CAD	20,000	Deutsche Bank AG	10/15/18	(249)
USD	2,288	CAD	3,000	State Street Bank and Trust Co.	10/15/18	(35)
USD	19,686	EUR	17,000	Citibank N.A.	10/15/18	(72)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,462	EUR	10,000	Deutsche Bank AG	10/15/18	(160)
USD	25,516	EUR	22,000	Nomura International PLC	10/15/18	(53)
USD	5,792	EUR	5,000	State Street Bank and Trust Co.	10/15/18	(19)
USD	8,113	EUR	7,000	State Street Bank and Trust Co.	10/15/18	(22)
USD	48,021	GBP	37,000	State Street Bank and Trust Co.	10/15/18	(232)
USD	11,996	HKD	94,000	Citibank N.A.	10/15/18	(13)
USD	25,113	HKD	197,000	Goldman Sachs International	10/15/18	(56)
USD	9,823	HKD	77,000	UBS AG	10/15/18	(15)
USD	86,562	HKD	679,000	UBS AG	10/15/18	(187)
USD	17,608	NOK	145,000	Royal Bank of Canada	10/15/18	(217)
USD	12,744	SEK	115,000	Deutsche Bank AG	10/15/18	(209)
USD	113,475	SEK	1,017,000	JPMorgan Chase Bank N.A.	10/15/18	(1,078)
USD	7,089	SEK	63,000	State Street Bank and Trust Co.	10/15/18	(7)
USD	11,420	SEK	102,000	State Street Bank and Trust Co.	10/15/18	(69)
USD	90,259	SEK	802,000	State Street Bank and Trust Co.	10/15/18	(76)
USD	86,881	SGD	119,000	Barclays Bank PLC	10/15/18	(196)
USD	90,712	SGD	124,000	State Street Bank and Trust Co.	10/15/18	(24)
EUR	7,880	USD	9,272	Deutsche Bank AG	12/19/18	(63)
EUR	4,201,860	USD	4,943,913	Deutsche Bank AG	12/19/18	(33,366)
GBP	13,994	USD	18,385	Nomura International PLC	12/19/18	(77)
USD	1,080,364	CAD	1,400,000	Deutsche Bank AG	12/19/18	(5,345)

						(63,603)

						$10,178

6

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$18,492,613	$—	$—	$18,492,613
Short-Term Securities	1,377,694	—	—	1,377,694
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	9,258,769	2,898,657	—	12,157,426
Hotels, Restaurants & Leisure	263,378	—	—	263,378
Household Durables	179,421	—	—	179,421
IT Services	168,659	—	—	168,659
Internet Software & Services	—	326,100	—	326,100
Real Estate Management & Development	332,064	3,592,537	—	3,924,601
Wireless Telecommunication Services	82,355	—	—	82,355

Subtotal	$30,154,953	$6,817,294	$—	$36,972,247

Investments Valued at Net Asset Value (“NAV”)(a)				68,314,011

Total investments				$105,286,258

7

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2050 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3		Total
Derivative Financial Instruments(b)
Assets:
Equity contracts	$186,058	$—		$—	$186,058
Foreign currency exchange contracts		$73,781		—	73,781
Liabilities:
Equity contracts	(21,547)		$		(21,547)
Foreign currency exchange contracts		(63,603)			(63,603)

	$164,511	$10,178		$—	$174,689

(a)

As of September 30, 2018, certain investments of the LifePath Dynamic Master Portfolio’s Investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfer between Level 1 and Level 2 were as follows:

	Transfers out of Level 1 (a)	Transfers into of Level 2 (a)
Assets:
Investments:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$(844,320)	$844,320
Real Estate Management & Development	(366,997)	366,997

	(1,211,317)	1,211,317

(a)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets

8

Schedule of Investments (unaudited) September 30, 2018	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 83.8%

Equity Funds — 80.4%
Active Stock Master Portfolio	$10,052,170	$10,052,170
BlackRock Advantage Emerging Markets Fund — Class K(a)	139,339	1,431,016
International Tilts Master Portfolio	$3,521,557	3,521,557
iShares Edge MSCI Multifactor International ETF	26,280	737,942
iShares Edge MSCI Multifactor USA ETF	35,031	1,177,742
iShares MSCI Canada ETF(b)	2,629	75,663
iShares MSCI EAFE Small-Cap ETF	12,729	792,762

		17,788,852
Fixed Income Fund — 1.0%
CoreAlpha Bond Master Portfolio	$223,443	223,443

Short-Term Securities — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(c)(d)	152,142	152,188
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(c)	373,077	373,077

		525,265

Total Affiliated Investment Companies — 83.8% (Cost — $17,041,854)		18,537,560

Common Stocks — 16.0%

Equity Real Estate Investment Trusts (REITs) — 11.3%
Alexandria Real Estate Equities, Inc.	684	86,040
Ascendas Real Estate Investment Trust	14,700	28,395
Assura PLC	32,135	22,699
AvalonBay Communities, Inc.	631	114,306
Big Yellow Group PLC	2,355	28,096
Boston Properties, Inc.	814	100,195
Brandywine Realty Trust	2,078	32,666
Canadian Apartment Properties REIT	1,116	41,205
Capital & Regional PLC	43,890	24,555
CareTrust REIT, Inc.	3,873	68,591
CyrusOne, Inc.	1,299	82,357
Derwent London PLC	569	21,184
EPR Properties(b)	1,044	71,420
Equinix, Inc.	113	48,917
Extra Space Storage, Inc.(b)	707	61,254
Federal Realty Investment Trust	392	49,576
GLP J-REIT	43	41,792
Goodman Group	1,526	11,447
Hammerson PLC	2,324	13,828
Healthcare Trust of America, Inc., Class A	1,114	29,710
Highwoods Properties, Inc.	989	46,740

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.	2,506	$52,877
Ichigo Office REIT Investment	32	26,375
Invincible Investment Corp.	96	40,123
Invitation Homes, Inc.	2,881	66,004
JBG SMITH Properties	432	15,911
Kenedix Office Investment Corp.	9	57,423
Land Securities Group PLC	2,925	33,678
Link REIT	7,500	73,845
Mid-America Apartment Communities, Inc.	442	44,280
NIPPON REIT Investment Corp.	4	12,932
Prologis, Inc.	1,916	129,886
PRS REIT PLC	27,246	36,400
Regency Centers Corp.	1,009	65,252
Rexford Industrial Realty, Inc.	2,078	66,413
RioCan Real Estate Investment Trust	3,119	59,596
Scentre Group	27,578	79,252
Simon Property Group, Inc.	840	148,470
Spirit Realty Capital, Inc.	6,340	51,100
Sun Communities, Inc.	877	89,051
Sunstone Hotel Investors, Inc.	1,912	31,280
UDR, Inc.	1,829	73,946
Unibail-Rodamco-Westfield	406	81,787
VEREIT, Inc.	4,856	35,255
VICI Properties, Inc.	1,682	36,365
Welltower, Inc.	1,185	76,219

		2,508,693
Hotels, Restaurants & Leisure — 0.2%
Hilton Worldwide Holdings, Inc.	338	27,304
Marriott International, Inc., Class A	208	27,462

		54,766
Household Durables — 0.2%
Glenveagh Properties PLC(a)(e)	33,138	37,321

Internet Software & Services — 0.3%
NEXTDC Ltd.(a)	14,448	67,828

IT Services — 0.2%
GDS Holdings Ltd. — ADR(a)	1,015	35,657

Real Estate Management & Development — 3.7%
Aedas Homes SAU(a)(e)	828	26,168
Castellum AB	1,168	20,922
City Developments Ltd.	6,700	44,670
CK Asset Holdings Ltd.	11,500	86,206
Entra ASA(e)	2,003	28,813
Fabege AB	1,908	26,421
Godewind Immobilien AG(a)(e)	5,092	20,633
Inmobiliaria Colonial Socimi SA	3,445	35,726
LEG Immobilien AG	446	53,005
Mega Manunggal Property Tbk PT(a)	464,700	16,996
Mitsubishi Estate Co. Ltd.	3,400	57,732

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd.	2,700	$63,857
Robinsons Land Corp.	58,400	21,920
Sun Hung Kai Properties Ltd.	5,000	72,561
TLG Immobilien AG	1,154	30,156
Unizo Holdings Co. Ltd.	2,300	44,319
Vonovia SE	2,033	99,431
Wharf Real Estate Investment Co. Ltd.	6,000	38,655

Security	Shares	Value
Real Estate Management & Development (continued)
Yanlord Land Group Ltd.	21,900	$23,707

		811,898
Wireless Telecommunication Services — 0.1%
Tritax EuroBox PLC(a)(e)	12,311	16,889

Total Common Stocks — 16.0% (Cost — $3,415,227)		3,533,052

Total Investments — 99.8% (Cost — $20,457,081)		22,070,612
Other Assets Less Liabilities — 0.2%		50,118

Net Assets — 100.0%		$22,120,730

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$8,304,880	$1,747,290	(b)	$—		$10,052,170	$10,052,170	$134,856		$958,376	$1,044,641
BlackRock Advantage Emerging Markets Fund*	132,177	2,549		(134,726)		—	—	—		148,967	(160,586)
BlackRock Advantage Emerging Markets Fund — Class K	—	182,679		(43,340)		139,339	1,431,016	—		(31,300)	(90,464)
BlackRock Cash Funds: Institutional, SL Agency Shares	199,849	—		(47,707	)(c)	152,142	152,188	1,251	(d)	(29)	14
BlackRock Cash Funds: Treasury, SL Agency Shares	95,383	277,694	(b)	—		373,077	373,077	5,263		—	—
BlackRock Commodity Strategies Fund*	104,226	—		(104,226	)(c)	—	—	—		65,405	(97,715)
CoreAlpha Bond Master Portfolio	$209,049	$14,394	(b)	$—		$223,443	223,443	4,259		(1,494)	4,182
International Tilts Master Portfolio	$2,546,884	$974,673	(b)	$—		$3,521,557	3,521,557	73,319		92,448	(110,838)
iShares Edge MSCI Multifactor Intl ETF	30,831	5,949		(10,500)		26,280	737,942	8,121		48,468	(62,554)
iShares Edge MSCI Multifactor USA ETF	36,550	18,256		(19,775)		35,031	1,177,742	14,141		16,470	58,241

2

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2055 Master Portfolio

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Canada ETF	—	5,133	(2,504)	2,629	$75,663	$897	$789	$3,712
iShares MSCI EAFE Small-Cap ETF	11,374	3,839	(2,484)	12,729	792,762	7,907	21,748	(43,751)
iShares Russell 2000 ETF*	196	—	(196)	—	—	48	1,877	(1,679)

					$18,537,560	$250,062	$1,321,725	$543,203

*	No longer held by LifePath Dynamic Master Portfolio
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

3

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2055 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	2	12/13/18	$425	$34,853
S&P/TSX 60 Index	2	12/20/18	294	1,689
Russell 2000 E-Mini Index	3	12/21/18	255	(2,887)

				33,655

Short Contracts:
S&P 500 E-Mini Index	4	12/21/18	584	(1,739)

				$31,916

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	13,000	USD	9,950	Goldman Sachs International	10/15/18	$118
CAD	7,000	USD	5,413	State Street Bank and Trust Co.	10/15/18	8
CHF	31,000	USD	31,507	Nomura International PLC	10/15/18	117
EUR	11,000	USD	12,768	Royal Bank of Canada	10/15/18	16
GBP	1,000	USD	1,303	Deutsche Bank AG	10/15/18	1
GBP	5,000	USD	6,486	Royal Bank of Canada	10/15/18	34
HKD	75,000	USD	9,571	Royal Bank of Canada	10/15/18	11
HKD	5,000	USD	638	State Street Bank and Trust Co.	10/15/18	1
HKD	18,000	USD	2,296	State Street Bank and Trust Co.	10/15/18	3
HKD	230,000	USD	29,322	State Street Bank and Trust Co.	10/15/18	63
NOK	44,000	USD	5,340	Royal Bank of Canada	10/15/18	69
SGD	10,000	USD	7,315	Royal Bank of Canada	10/15/18	2
USD	15,985	AUD	22,000	Bank of America N.A.	10/15/18	82
USD	4,376	AUD	6,000	State Street Bank and Trust Co.	10/15/18	38
USD	6,648	AUD	9,000	State Street Bank and Trust Co.	10/15/18	142
USD	16,761	AUD	23,000	State Street Bank and Trust Co.	10/15/18	135
USD	1,172	EUR	1,000	BNP Paribas S.A.	10/15/18	9
USD	49,660	EUR	42,000	BNP Paribas S.A.	10/15/18	846
USD	1,165	EUR	1,000	Bank of America N.A.	10/15/18	3
USD	2,332	EUR	2,000	Nomura International PLC	10/15/18	7
USD	1,167	EUR	1,000	Standard Chartered Bank	10/15/18	5
USD	2,355	EUR	2,000	State Street Bank and Trust Co.	10/15/18	31
USD	8,154	EUR	7,000	State Street Bank and Trust Co.	10/15/18	18
USD	9,302	GBP	7,000	State Street Bank and Trust Co.	10/15/18	173
USD	11,813	GBP	9,000	State Street Bank and Trust Co.	10/15/18	76
USD	18,960	IDR	275,040,000	BNP Paribas S.A.	10/15/18	530
USD	2,173	JPY	240,000	Bank of America N.A.	10/15/18	59
USD	8,021	JPY	893,000	Citibank N.A.	10/15/18	154
USD	49,069	JPY	5,422,000	Goldman Sachs International	10/15/18	1,303
USD	8,916	JPY	987,000	Nomura International PLC	10/15/18	221

4

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	905	JPY	100,000	Standard Chartered Bank	10/15/18	$24
USD	1,992	JPY	221,000	State Street Bank and Trust Co.	10/15/18	45
USD	22,517	JPY	2,488,000	State Street Bank and Trust Co.	10/15/18	599
USD	26,991	NOK	216,000	Nomura International PLC	10/15/18	438
USD	19,802	PHP	1,066,000	BNP Paribas S.A.	10/15/18	92
USD	10,979	SGD	15,000	Standard Chartered Bank	10/15/18	3
USD	735	SGD	1,000	State Street Bank and Trust Co.	10/15/18	3
USD	3,670	SGD	5,000	State Street Bank and Trust Co.	10/15/18	11
AUD	1,175,000	USD	848,919	Deutsche Bank AG	12/19/18	934
CAD	322,324	USD	248,681	Deutsche Bank AG	12/19/18	1,284
JPY	4,500,000	USD	39,848	Bank of America N.A.	12/19/18	3
USD	21,756	CHF	20,869	Deutsche Bank AG	12/19/18	333
USD	287,210	JPY	31,790,000	Deutsche Bank AG	12/19/18	5,684
USD	45,906	JPY	5,080,404	Nomura International PLC	12/19/18	915

						14,643

AUD	56,000	USD	41,478	BNP Paribas S.A.	10/15/18	(996)
AUD	15,000	USD	11,029	Bank of America N.A.	10/15/18	(186)
AUD	16,000	USD	11,820	Citibank N.A.	10/15/18	(254)
AUD	5,000	USD	3,699	Goldman Sachs International	10/15/18	(84)
AUD	5,000	USD	3,713	Nomura International PLC	10/15/18	(98)
EUR	4,000	USD	4,656	Bank of America N.A.	10/15/18	(7)
EUR	15,000	USD	17,477	Deutsche Bank AG	10/15/18	(43)
EUR	9,000	USD	10,564	Nomura International PLC	10/15/18	(104)
EUR	13,000	USD	15,111	Nomura International PLC	10/15/18	(2)
EUR	29,000	USD	33,787	Nomura International PLC	10/15/18	(82)
GBP	6,000	USD	7,834	Bank of America N.A.	10/15/18	(9)
GBP	1,000	USD	1,331	Nomura International PLC	10/15/18	(27)
GBP	1,000	USD	1,317	State Street Bank and Trust Co.	10/15/18	(13)
HKD	57,000	USD	7,284	State Street Bank and Trust Co.	10/15/18	(2)
ILS	11,000	USD	3,048	Goldman Sachs International	10/15/18	(21)
JPY	1,868,000	USD	16,475	Bank of America N.A.	10/15/18	(19)
JPY	1,284,000	USD	11,492	Deutsche Bank AG	10/15/18	(180)
JPY	307,000	USD	2,708	Goldman Sachs International	10/15/18	(3)
JPY	442,000	USD	3,920	Goldman Sachs International	10/15/18	(26)
JPY	1,951,000	USD	17,381	Goldman Sachs International	10/15/18	(194)
JPY	2,389,000	USD	21,465	Goldman Sachs International	10/15/18	(419)
JPY	2,851,000	USD	25,165	Goldman Sachs International	10/15/18	(49)
JPY	1,789,000	USD	16,133	Nomura International PLC	10/15/18	(373)
JPY	587,000	USD	5,215	State Street Bank and Trust Co.	10/15/18	(44)
JPY	1,816,000	USD	16,094	State Street Bank and Trust Co.	10/15/18	(95)
NZD	3,000	USD	2,040	State Street Bank and Trust Co.	10/15/18	(51)
SEK	50,000	USD	5,646	BNP Paribas S.A.	10/15/18	(14)
SEK	448,000	USD	51,581	Bank of America N.A.	10/15/18	(1,120)
SGD	41,000	USD	30,227	State Street Bank and Trust Co.	10/15/18	(226)
USD	2,157	AUD	3,000	Goldman Sachs International	10/15/18	(11)
USD	1,435	AUD	2,000	State Street Bank and Trust Co.	10/15/18	(11)
USD	2,132	AUD	3,000	State Street Bank and Trust Co.	10/15/18	(37)
USD	7,187	AUD	10,000	State Street Bank and Trust Co.	10/15/18	(42)
USD	766	CAD	1,000	Deutsche Bank AG	10/15/18	(8)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,810	CAD	5,000	Deutsche Bank AG	10/15/18	$(62)
USD	763	CAD	1,000	Goldman Sachs International	10/15/18	(12)
USD	763	CAD	1,000	State Street Bank and Trust Co.	10/15/18	(12)
USD	4,632	EUR	4,000	Citibank N.A.	10/15/18	(17)
USD	2,292	EUR	2,000	Deutsche Bank AG	10/15/18	(32)
USD	5,799	EUR	5,000	Nomura International PLC	10/15/18	(12)
USD	1,158	EUR	1,000	State Street Bank and Trust Co.	10/15/18	(4)
USD	1,159	EUR	1,000	State Street Bank and Trust Co.	10/15/18	(3)
USD	8,130	EUR	7,000	State Street Bank and Trust Co.	10/15/18	(5)
USD	6,513	GBP	5,000	Royal Bank of Canada	10/15/18	(7)
USD	18,173	GBP	14,000	State Street Bank and Trust Co.	10/15/18	(85)
USD	15,697	HKD	123,000	Citibank N.A.	10/15/18	(18)
USD	12,493	HKD	98,000	Goldman Sachs International	10/15/18	(28)
USD	18,230	HKD	143,000	UBS AG	10/15/18	(39)
USD	1,344	NOK	11,000	Goldman Sachs International	10/15/18	(8)
USD	2,548	SEK	23,000	Goldman Sachs International	10/15/18	(43)
USD	23,320	SEK	209,000	JPMorgan Chase Bank N.A.	10/15/18	(221)
USD	1,463	SEK	13,000	State Street Bank and Trust Co.	10/15/18	(2)
USD	2,352	SEK	21,000	State Street Bank and Trust Co.	10/15/18	(13)
USD	18,457	SEK	164,000	State Street Bank and Trust Co.	10/15/18	(16)
USD	16,792	SGD	23,000	Barclays Bank PLC	10/15/18	(38)
USD	18,289	SGD	25,000	State Street Bank and Trust Co.	10/15/18	(5)
EUR	29,287	USD	34,463	Nomura International PLC	12/19/18	(236)
EUR	861,000	USD	1,013,153	Nomura International PLC	12/19/18	(6,937)
GBP	15,902	USD	20,892	Morgan Stanley & Co. International PLC	12/19/18	(88)
USD	221,454	CAD	287,000	Nomura International PLC	12/19/18	(1,116)

						(13,909)

	Net Unrealized Appreciation					$734

6

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2055 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies
Equity Funds	$4,215,125	$—	$—	$4,215,125
Short-Term Securities	525,265	—	—	525,265
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	1,911,282	597,411	—	2,508,693
Hotels, Restaurants & Leisure	54,766	—	—	54,766
Household Durables	37,321	—	—	37,321
IT Services	35,657	—	—	35,657
Internet Software & Services	—	67,828	—	67,828
Real Estate Management & Development	63,797	748,101	—	811,898
Wireless Telecommunication Services	16,889	—	—	16,889

Subtotal	$6,860,102	$1,413,340	$—	$8,273,442

Investments Valued at Net Asset Value (“NAV”)(a)				13,797,170

Total Investments				$22,070,612

7

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2055 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$14,643	$—	$14,643
Equity contracts	36,542	—	—	36,542
Liabilities:
Forward foreign currency contracts	—	(13,909)	—	(13,909)
Equity contracts	(4,626)	—	—	(4,626)

Total	$31,916	$734	$—	$32,650

(a)

As of September 30, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

8

Schedule of Investments (unaudited) September 30, 2018	LifePath Dynamic 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 84.2%

Equity Funds — 82.9%
Active Stock Master Portfolio	$1,036,922	$1,036,922
BlackRock Advantage Emerging Markets Fund — Class K(a)	14,950	153,533
International Tilts Master Portfolio	$399,152	399,152
iShares Edge MSCI Multifactor International ETF	2,725	76,518
iShares Edge MSCI Multifactor USA ETF	3,120	104,894
iShares MSCI Canada ETF	1,571	45,213
iShares MSCI EAFE Small-Cap ETF	1,189	74,051
iShares MSCI Japan ETF	787	47,401
iShares Russell 2000 ETF	103	17,361

		1,955,045
Fixed Income Fund — 1.0%
CoreAlpha Bond Master Portfolio	$23,842	23,842

Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(b)	7,586	7,586

Total Affiliated Investment Companies — 84.2% (Cost — $1,819,872)		1,986,473

Common Stocks — 16.1%

Equity Real Estate Investment Trusts (REITs) — 11.3%
Alexandria Real Estate Equities, Inc.	73	9,172
Ascendas Real Estate Investment Trust	1,600	3,091
Assura PLC	3,442	2,431
AvalonBay Communities, Inc.	68	12,318
Big Yellow Group PLC	252	3,006
Boston Properties, Inc.	88	10,832
Brandywine Realty Trust	218	3,427
Canadian Apartment Properties REIT	120	4,431
Capital & Regional PLC	4,612	2,580
CyrusOne, Inc.	140	8,876
Derwent London PLC	61	2,271
EPR Properties	112	7,662
Equinix, Inc.	12	5,195
Extra Space Storage, Inc.	74	6,411
Federal Realty Investment Trust	42	5,312
GLP J-REIT	5	4,861
Goodman Group	167	1,253
Hammerson PLC	241	1,434
Healthcare Trust of America, Inc., Class A	117	3,120
Highwoods Properties, Inc.	106	5,009
Host Hotels & Resorts, Inc.	271	5,718
Ichigo Office REIT Investment	3	2,473
Invincible Investment Corp.	10	4,181

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Invitation Homes, Inc.	309	$7,079
JBG SMITH Properties	47	1,731
Kenedix Office Investment Corp.	1	6,382
Land Securities Group PLC	303	3,489
Link REIT	1,000	9,846
Mid-America Apartment Communities, Inc.	47	4,708
NIPPON REIT Investment Corp.	1	3,234
Prologis, Inc.	205	13,897
PRS REIT PLC	2,919	3,900
Regency Centers Corp.	108	6,984
Rexford Industrial Realty, Inc.	223	7,127
RioCan Real Estate Investment Trust	334	6,382
Scentre Group	2,954	8,489
Simon Property Group, Inc.	94	16,615
Spirit Realty Capital, Inc.	679	5,473
Sun Communities, Inc.	94	9,545
Sunstone Hotel Investors, Inc.	205	3,354
UDR, Inc.	195	7,884
Unibail-Rodamco-Westfield	44	8,864
VEREIT, Inc.	520	3,775
VICI Properties, Inc.	198	4,281
Welltower, Inc.	127	8,169

		266,272
Hotels, Restaurants & Leisure — 0.2%
Hilton Worldwide Holdings, Inc.	36	2,908
Marriott International, Inc., Class A	22	2,905

		5,813
Household Durables — 0.2%
Glenveagh Properties PLC(a)(c)	3,550	3,998

Internet Software & Services — 0.3%
NEXTDC Ltd.(a)	1,548	7,267

IT Services — 0.1%
GDS Holdings Ltd. — ADR(a)	105	3,689

Real Estate Management & Development — 3.9%
Aedas Homes SAU(a)(c)	89	2,813
CareTrust REIT, Inc.	436	7,722
Castellum AB	125	2,239
City Developments Ltd.	700	4,667
CK Asset Holdings Ltd.	1,000	7,496
Entra ASA(c)	212	3,049
Fabege AB	206	2,853
Godewind Immobilien AG(a)(c)	554	2,245
Inmobiliaria Colonial Socimi SA	369	3,827
LEG Immobilien AG	48	5,705
Mitsubishi Estate Co. Ltd.	300	5,096
Mitsui Fudosan Co. Ltd.	300	7,097
Robinsons Land Corp.	6,000	2,252
Sun Hung Kai Properties Ltd.	500	7,256

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
TLG Immobilien AG	124	$3,240
Unizo Holdings Co. Ltd.	200	3,854
Vonovia SE	218	10,662
Wharf Real Estate Investment Co. Ltd.	1,000	6,442
Yanlord Land Group Ltd.	2,300	2,490

		91,005

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Tritax EuroBox PLC(a)(c)	1,329	1,823

Total Common Stocks — 16.1% (Cost — $368,135)		379,867

Total Investments — 100.3% (Cost — $2,188,007)		2,366,340
Liabilities in Excess of Other Assets — (0.3)%		(6,634)

Net Assets —100.0%		$2,359,706

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$884,385	$152,537	(c)	$—		$1,036,922	$1,036,922	$13,887	$99,067	$56,300
BlackRock Advantage Emerging Markets Fund(d)	15,340	582		(15,922)		—	—	—	20,519	(22,046)
BlackRock Advantage Emerging Markets Fund — Class K	—	20,237		(5,287)		14,950	153,533	—	(2,023)	(9,700)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,385	—		(7,799	)(b)	7,586	7,586	151	—	—
BlackRock Commodity Strategies Fund(d)	12,525	—		(12,525)		—	—	—	5,345	(9,052)
CoreAlpha Bond Master Portfolio	$25,786	$—		$(1,944	)(b)	$23,842	23,842	543	(192)	(205)
International Tilts Master Portfolio	$382,149	$17,003	(c)	$—		$399,152	399,152	8,520	12,894	(31,808)
iShares Edge MSCI Multifactor International ETF	3,801	251		(1,327)		2,725	76,518	899	3,149	(4,787)
iShares Edge MSCI Multifactor USA ETF	4,640	208		(1,728)		3,120	104,894	1,347	5,356	649
iShares MSCI Canada ETF	1,252	552		(233)		1,571	45,213	325	379	(966)
iShares MSCI EAFE Small-Cap ETF	—	1,258		(69)		1,189	74,051	768	86	(2,940)
iShares MSCI France ETF(d)	—	1,421		(1,421)		—	—	—	(1,152)	—
iShares MSCI Germany ETF(d)	—	1,365		(1,365)		—	—	—	(2,149)	—
iShares MSCI Japan ETF	759	61		(33)		787	47,401	348	90	137
iShares Russell 2000 ETF	143	56		(96)		103	17,361	215	890	1,042

							$1,986,473	$27,003	$142,259	$(23,376)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	As of period end, the entity is no longer an affiliate of the LifePath Dynamic Master Portfolio.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2060 Master Portfolio

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,000	USD	710	Goldman Sachs International	10/15/18	$13
CAD	800	USD	612	Goldman Sachs International	10/15/18	7
CAD	1,000	USD	773	Morgan Stanley & Co. International PLC	10/15/18	1
CAD	700	USD	534	Nomura International PLC	10/15/18	8
CAD	500	USD	383	Standard Chartered Bank	10/15/18	4
CAD	800	USD	613	Standard Chartered Bank	10/15/18	6
CHF	3,000	USD	3,050	Bank of America N.A.	10/15/18	11
EUR	1,000	USD	1,162	Standard Chartered Bank	10/15/18	—
HKD	1,000	USD	128	Citibank N.A.	10/15/18	—
HKD	4,000	USD	511	Morgan Stanley & Co. International PLC	10/15/18	—
HKD	4,000	USD	510	Royal Bank of Canada	10/15/18	1
HKD	5,200	USD	664	UBS AG	10/15/18	1
HKD	17,000	USD	2,167	UBS AG	10/15/18	5
NOK	4,000	USD	486	Bank of America N.A.	10/15/18	6
NOK	1,000	USD	122	Standard Chartered Bank	10/15/18	1
SGD	1,000	USD	732	Royal Bank of Canada	10/15/18	—
USD	2,180	AUD	3,000	Bank of America N.A.	10/15/18	11
USD	2,186	AUD	3,000	Goldman Sachs International	10/15/18	18

3

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2060 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	739	AUD	1,000	Morgan Stanley & Co. International PLC	10/15/18	$16
USD	5,913	EUR	5,000	Goldman Sachs International	10/15/18	102
USD	1,169	EUR	1,000	Nomura International PLC	10/15/18	6
USD	1,166	EUR	1,000	Standard Chartered Bank	10/15/18	4
USD	2,625	GBP	2,000	Bank of America N.A.	10/15/18	17
USD	1,329	GBP	1,000	Nomura International PLC	10/15/18	25
USD	5,214	JPY	576,000	Bank of America N.A.	10/15/18	139
USD	1,502	JPY	166,000	Nomura International PLC	10/15/18	40
USD	2,998	NOK	24,000	Nomura International PLC	10/15/18	47
USD	2,173	PHP	117,000	BNP Paribas S.A.	10/15/18	10
USD	225	SEK	2,000	Morgan Stanley & Co. International PLC	10/15/18	—
USD	367	SGD	500	JPMorgan Chase Bank N.A.	10/15/18	1
USD	805	SGD	1,100	Standard Chartered Bank	10/15/18	—
USD	2,195	SGD	3,000	Standard Chartered Bank	10/15/18	—
AUD	123,000	USD	88,871	State Street Bank and Trust Co.	12/19/18	92
CAD	1,456	USD	1,123	State Street Bank and Trust Co.	12/19/18	6
USD	2,202	CHF	2,113	Nomura International PLC	12/19/18	33
USD	28,551	JPY	3,159,750	State Street Bank and Trust Co.	12/19/18	569
USD	45,833	JPY	5,072,315	State Street Bank and Trust Co.	12/19/18	913

						2,113

AUD	6,900	USD	5,112	BNP Paribas S.A.	10/15/18	(124)
AUD	1,000	USD	735	Bank of America N.A.	10/15/18	(12)
AUD	1,000	USD	730	Deutsche Bank AG	10/15/18	(7)
AUD	1,000	USD	743	Nomura International PLC	10/15/18	(20)
EUR	300	USD	354	BNP Paribas S.A.	10/15/18	(5)
EUR	3,000	USD	3,495	BNP Paribas S.A.	10/15/18	(9)
EUR	1,000	USD	1,165	Citibank N.A.	10/15/18	(3)
EUR	800	USD	939	Deutsche Bank AG	10/15/18	(9)
EUR	500	USD	584	JPMorgan Chase Bank N.A.	10/15/18	(3)
EUR	800	USD	932	Standard Chartered Bank	10/15/18	(2)
GBP	500	USD	658	Goldman Sachs International	10/15/18	(6)
GBP	300	USD	399	JPMorgan Chase Bank N.A.	10/15/18	(8)
GBP	800	USD	1,051	Nomura International PLC	10/15/18	(7)
GBP	1,000	USD	1,306	Nomura International PLC	10/15/18	(1)
ILS	1,000	USD	277	Goldman Sachs International	10/15/18	(2)
JPY	174,000	USD	1,535	Bank of America N.A.	10/15/18	(2)
JPY	84,000	USD	752	Deutsche Bank AG	10/15/18	(12)
JPY	16,000	USD	144	Goldman Sachs International	10/15/18	(3)
JPY	100,000	USD	898	Goldman Sachs International	10/15/18	(18)
JPY	174,000	USD	1,536	Goldman Sachs International	10/15/18	(3)
JPY	238,000	USD	2,111	Goldman Sachs International	10/15/18	(14)
JPY	253,000	USD	2,254	Goldman Sachs International	10/15/18	(25)
NZD	500	USD	340	Bank of America N.A.	10/15/18	(9)
SEK	4,000	USD	452	Morgan Stanley & Co. International PLC	10/15/18	(1)
SEK	48,000	USD	5,525	Nomura International PLC	10/15/18	(118)
SGD	400	USD	295	Citibank N.A.	10/15/18	(2)
SGD	3,000	USD	2,212	Standard Chartered Bank	10/15/18	(17)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2060 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	719	AUD	1,000	Citibank N.A.	10/15/18	$(4)
USD	719	AUD	1,000	Goldman Sachs International	10/15/18	(4)
USD	760	CAD	1,000	BNP Paribas S.A.	10/15/18	(14)
USD	762	CAD	1,000	Deutsche Bank AG	10/15/18	(12)
USD	463	EUR	400	Standard Chartered Bank	10/15/18	(2)
USD	1,428	GBP	1,100	BNP Paribas S.A.	10/15/18	(7)
USD	1,912	HKD	15,000	UBS AG	10/15/18	(4)
USD	5,486	HKD	43,000	UBS AG	10/15/18	(8)
USD	364	NOK	3,000	Royal Bank of Canada	10/15/18	(5)
USD	336	SEK	3,000	Citibank N.A.	10/15/18	(2)
USD	1,913	SEK	17,000	Deutsche Bank AG	10/15/18	(1)
USD	2,455	SEK	22,000	JPMorgan Chase Bank N.A.	10/15/18	(23)
USD	222	SEK	2,000	Morgan Stanley & Co. International PLC	10/15/18	(4)
USD	1,460	SGD	2,000	Standard Chartered Bank	10/15/18	(3)
EUR	2,052	USD	2,414	Deutsche Bank AG	12/19/18	(16)
EUR	91,300	USD	107,424	Deutsche Bank AG	12/19/18	(725)
GBP	671	USD	882	State Street Bank and Trust Co.	12/19/18	(4)
USD	23,149	CAD	30,000	Nomura International PLC	12/19/18	(117)

						(1,397)

	Net unrealized appreciation					$716

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

5

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic 2060 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments:
Equity Funds	$518,971	$—	$—	$518,971
Short-Term Securities	7,586	—	—	7,586
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	198,387	67,885	—	266,272
Hotels, Restaurants & Leisure	5,813	—	—	5,813
Household Durables	3,998	—	—	3,998
Internet Software & Services	—	7,267	—	7,267
IT Services	3,689	—	—	3,689
Real Estate Management & Development	12,780	78,225	—	91,005
Wireless Telecommunication Services	1,823	—	—	1,823

Subtotal	$753,047	$153,377	$—	$906,424

Investments Valued at Net Asset Value (“NAV”)(a)				1,459,916

Total Investments				$2,366,340

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$2,113	$—	$2,113
Liabilities:
Foreign currency exchange contracts	—	(1,397)	—	(1,397)

	$—	$716	$—	$716

(a)

As of September 30, 2018, certain investments of the LifePath Dynamic Master Portfolio Investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

6

Schedule of Investments (unaudited) September 30, 2018	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 100.7%

Equity Funds — 41.5%
Active Stock Master Portfolio	$30,389,341	$30,389,341
BlackRock Advantage Emerging Markets Fund — Class K(a)	326,164	3,349,705
BlackRock Tactical Opportunities Fund — Class K	234,594	3,619,782
International Tilts Master Portfolio	$8,793,229	8,793,229
iShares Edge MSCI Multifactor International ETF	50,629	1,421,662
iShares Edge MSCI Multifactor USA ETF	5,987	201,283
iShares MSCI EAFE Small-Cap ETF	26,380	1,642,946

		49,417,948
Fixed Income Funds — 58.0%
CoreAlpha Bond Master Portfolio	$50,372,028	50,372,028
iShares TIPS Bond ETF	96,004	10,619,963
Master Total Return Portfolio	$8,100,085	8,100,085

		69,092,076
Short-Term Securities — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(b)	1,456,343	1,456,343

Total Affiliated Investment Companies — 100.7% (Cost — $95,857,345)		119,966,367

Common Stocks — 0.5%

Equity Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.	116	14,592
Ascendas Real Estate Investment Trust	2,500	4,829
Assura PLC	5,440	3,843
AvalonBay Communities, Inc.	107	19,383
Big Yellow Group PLC	399	4,760
Boston Properties, Inc.	140	17,233
Brandywine Realty Trust	349	5,486
Canadian Apartment Properties REIT	189	6,978
Capital & Regional PLC	7,492	4,192
CareTrust REIT, Inc.	726	12,857
CyrusOne, Inc.	223	14,138
Derwent London PLC	96	3,574
EPR Properties	177	12,109
Equinix, Inc.	19	8,225
Extra Space Storage, Inc.	121	10,483
Federal Realty Investment Trust	66	8,347
GLP J-REIT	7	6,803
Goodman Group	262	1,965
Hammerson PLC	399	2,374
Healthcare Trust of America, Inc., Class A	192	5,121

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc.	167	$7,892
Host Hotels & Resorts, Inc.	427	9,010
Ichigo Office REIT Investment	10	8,242
Inmobiliaria Colonial Socimi SA	583	6,046
Invincible Investment Corp.	16	6,687
Invitation Homes, Inc.	488	11,180
JBG SMITH Properties	74	2,725
Kenedix Office Investment Corp.	1	6,380
Land Securities Group PLC	502	5,780
Link REIT	1,000	9,846
Mid-America Apartment Communities, Inc.	75	7,514
NIPPON REIT Investment Corp.	1	3,233
Prologis, Inc.	324	21,964
PRS REIT PLC	4,568	6,103
Regency Centers Corp.	171	11,059
Rexford Industrial Realty, Inc.	347	11,090
RioCan Real Estate Investment Trust	528	10,089
Scentre Group	4,669	13,418
Simon Property Group, Inc.	145	25,629
Spirit Realty Capital, Inc.	1,073	8,648
Sun Communities, Inc.	148	15,028
Sunstone Hotel Investors, Inc.	319	5,219
Tritax EuroBox PLC(a)(c)	2,114	2,900
UDR, Inc.	310	12,533
Unibail-Rodamco-Westfield	70	14,101
VEREIT, Inc.	822	5,968
VICI Properties, Inc.	285	6,162
Welltower, Inc.	201	12,928

		434,666
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	57	4,605
Marriott International, Inc., Class A	35	4,621

		9,226
Household Durables — 0.0%
Glenveagh Properties PLC(a)(c)	5,610	6,318

Internet Software & Services — 0.0%
NEXTDC Ltd.(a)	2,446	11,483

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	174	6,113

Real Estate Management & Development — 0.1%
Aedas Homes SAU(a)(c)	140	4,425
Castellum AB	198	3,547
City Developments Ltd.	1,100	7,334
CK Asset Holdings Ltd.	2,000	14,992
Entra ASA(c)	344	4,948
Fabege AB	328	4,542
Godewind Immobilien AG(a)(c)	864	3,501
LEG Immobilien AG	76	9,032

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Mega Manunggal Property Tbk PT(a)	107,400	$3,928
Mitsubishi Estate Co. Ltd.	600	10,188
Mitsui Fudosan Co. Ltd.	400	9,460
Robinsons Land Corp.	10,000	3,754
Sun Hung Kai Properties Ltd.	1,000	14,512
TLG Immobilien AG	199	5,200
Unizo Holdings Co. Ltd.	400	7,708
Vonovia SE	344	16,824
Wharf Real Estate Investment Co. Ltd.	1,000	6,443

Security	Shares	Value
Real Estate Management & Development (continued)
Yanlord Land Group Ltd.	3,700	$4,005

		134,343

Total Long-Term Investments — 0.5% (Cost — $576,998)		602,149

Total Investments — 101.2% (Cost — $96,434,343)		120,568,516
Liabilities in Excess of Other Assets — (1.2)%		(1,431,485)

Net Assets — 100.0%		$119,137,031

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$31,652,550	$—		$(1,263,209	)(b)	$30,389,341	$30,389,341	$443,126		$3,083,579	$2,745,680
BlackRock Advantage Emerging Markets Fund(e)	353,782	—		(353,782)		—	—	—		485,639	(509,446)
BlackRock Advantage Emerging Markets Fund — Class K	—	546,326		(220,162)		326,164	3,349,705	—		(95,937)	(159,664)
BlackRock Cash Funds: Institutional, SL Agency Shares(e)	1,071,586	—		(1,071,586	)(b)	—	—	2,102	(c)	467	—
BlackRock Cash Funds: Treasury, SL Agency Shares	45,724	1,410,619		—		1,456,343	1,456,343	12,045		—	—
BlackRock Commodity Strategies Fund(e)	652,773	634,203		(1,286,976)		—	—	—		716,309	(904,903)
BlackRock Tactical Opportunities Fund	311,838	56,202		(133,446)		234,594	3,619,782	—		93,235	190,747
CoreAlpha Bond Master Portfolio	$58,744,999	$—		$(8,372,971	)(b)	$50,372,028	50,372,028	1,225,032		(438,607)	(523,152)
International Tilts Master Portfolio	$7,703,082	$1,090,147	(d)	$—		$8,793,229	8,793,229	191,070		265,294	85,551
iShares Edge MSCI Multifactor International ETF	65,491	13,716		(28,578)		50,629	1,421,662	15,265		7,971	(25,657)
iShares Edge MSCI Multifactor USA ETF	72,047	7,616		(73,676)		5,987	201,283	8,186		427,425	(366,015)
iShares MSCI EAFE Small-Cap ETF	15,767	26,032		(15,419)		26,380	1,642,946	18,406		22,146	(69,267)
iShares TIPS Bond ETF	106,675	23,203		(33,874)		96,004	10,619,963	2,224		135,002	(486,421)
Master Total Return Portfolio	$7,111,170	$988,915	(d)	$—		$8,100,085	8,100,085	286,887		7,902,215	93,005

							$119,966,367	$2,204,343		$12,604,738	$70,458

2

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic Retirement Master Portfolio

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.
(e)	As of period end, the entity is no longer an affiliate of the LifePath Dynamic Master Portfolio

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
PHP Philippine Peso
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar

Portfolio Abbreviations

ADR American Depositary Receipts
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
S&P S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIKKEI 225 (OSE)	13	12/13/18	$313,560	$226,548
Topix Index	16	12/13/18	290,800	119,462
10-Year U.S. Treasury Note	38	12/19/18	4,514	(2,158)
S&P/TSX 60 Index	8	12/20/18	1,521	6,742
Russell 2000 E-Mini Index	57	12/21/18	4,847	(54,858)

				295,736

3

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic Retirement Master Portfolio

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
NIKKEI 225 (OSE)	1	12/13/18	$24,120	$(17,435)
S&P 500 E-Mini Index	45	12/21/18	6,568	(19,561)
U.S. Ultra Bond	35	12/19/18	5,400	217,282

				180,286

				$476,022

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	400	USD	310	Bank of America N.A.	10/15/18	$—
CAD	1,000	USD	773	Barclays Bank PLC	10/15/18	1
CAD	2,000	USD	1,531	Goldman Sachs International	10/15/18	18
CAD	600	USD	461	State Street Bank and Trust Co.	10/15/18	3
CAD	4,000	USD	3,073	State Street Bank and Trust Co.	10/15/18	25
CHF	7,000	USD	7,114	Nomura International PLC	10/15/18	27
EUR	2,000	USD	2,325	Citibank N.A.	10/15/18	—
GBP	4,000	USD	5,192	Nomura International PLC	10/15/18	25
HKD	6,000	USD	767	State Street Bank and Trust Co.	10/15/18	—
HKD	12,000	USD	1,531	State Street Bank and Trust Co.	10/15/18	2
HKD	28,000	USD	3,570	State Street Bank and Trust Co.	10/15/18	8
HKD	67,400	USD	8,602	State Street Bank and Trust Co.	10/15/18	10
NOK	7,000	USD	850	Bank of America N.A.	10/15/18	11
NOK	12,600	USD	1,540	Standard Chartered Bank	10/15/18	9
USD	2,906	AUD	4,000	Bank of America N.A.	10/15/18	15
USD	4,433	AUD	6,000	Citibank N.A.	10/15/18	95
USD	511	AUD	700	State Street Bank and Trust Co.	10/15/18	4
USD	1,477	AUD	2,000	State Street Bank and Trust Co.	10/15/18	31
USD	2,915	AUD	4,000	State Street Bank and Trust Co.	10/15/18	23
USD	775	CAD	1,000	Standard Chartered Bank	10/15/18	—
USD	1,177	EUR	1,000	BNP Paribas S.A.	10/15/18	15
USD	1,176	EUR	1,000	Standard Chartered Bank	10/15/18	14
USD	11,470	EUR	9,700	State Street Bank and Trust Co.	10/15/18	196
USD	1,595	GBP	1,200	State Street Bank and Trust Co.	10/15/18	30
USD	1,706	GBP	1,300	State Street Bank and Trust Co.	10/15/18	11
USD	1,864	GBP	1,400	State Street Bank and Trust Co.	10/15/18	39
USD	3,724	IDR	54,018,000	BNP Paribas S.A.	10/15/18	104
USD	1,563	JPY	174,000	Citibank N.A.	10/15/18	30
USD	1,509	JPY	167,000	Nomura International PLC	10/15/18	37
USD	11,417	JPY	1,266,000	Nomura International PLC	10/15/18	264
USD	425	JPY	47,000	State Street Bank and Trust Co.	10/15/18	11
USD	641	JPY	71,000	State Street Bank and Trust Co.	10/15/18	15
USD	11,792	JPY	1,303,000	State Street Bank and Trust Co.	10/15/18	314
USD	6,123	NOK	49,000	Nomura International PLC	10/15/18	99

4

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	925	PHP	49,000	BNP Paribas S.A.	10/15/18	$19
USD	3,567	PHP	192,000	BNP Paribas S.A.	10/15/18	17
USD	225	SEK	2,000	State Street Bank and Trust Co.	10/15/18	—
USD	1,463	SGD	2,000	Royal Bank of Canada	10/15/18	—
USD	1,464	SGD	2,000	Standard Chartered Bank	10/15/18	—
USD	367	SGD	500	State Street Bank and Trust Co.	10/15/18	1
AUD	7,800,000	USD	5,635,773	Nomura International PLC	12/19/18	5,800
CAD	1,229,722	USD	948,845	Nomura International PLC	12/19/18	4,813
JPY	36,000,000	USD	318,783	Bank of America N.A.	12/19/18	26
USD	87,812	CHF	84,232	Deutsche Bank AG	12/19/18	1,346
USD	29,341	EUR	24,932	Deutsche Bank AG	12/19/18	204
USD	23,170	GBP	17,636	Nomura International PLC	12/19/18	97
USD	1,889,606	JPY	209,152,000	Deutsche Bank AG	12/19/18	37,396

						51,205

AUD	11,000	USD	8,149	BNP Paribas S.A.	10/15/18	(197)
AUD	2,000	USD	1,471	Bank of America N.A.	10/15/18	(25)
AUD	2,000	USD	1,480	Goldman Sachs International	10/15/18	(34)
AUD	8,000	USD	5,940	Nomura International PLC	10/15/18	(157)
EUR	5,000	USD	5,826	BNP Paribas S.A.	10/15/18	(14)
EUR	3,000	USD	3,495	Deutsche Bank AG	10/15/18	(9)
EUR	1,000	USD	1,174	Nomura International PLC	10/15/18	(12)
EUR	13,100	USD	15,258	Nomura International PLC	10/15/18	(33)
GBP	1,000	USD	1,306	Nomura International PLC	10/15/18	(1)
ILS	3,000	USD	831	Bank of America N.A.	10/15/18	(5)
JPY	223,000	USD	1,967	Bank of America N.A.	10/15/18	(2)
JPY	200,000	USD	1,783	Barclays Bank PLC	10/15/18	(21)
JPY	117,000	USD	1,047	Deutsche Bank AG	10/15/18	(16)
JPY	1,079,000	USD	9,747	Deutsche Bank AG	10/15/18	(242)
JPY	128,000	USD	1,140	Goldman Sachs International	10/15/18	(13)
JPY	422,000	USD	3,792	Goldman Sachs International	10/15/18	(74)
JPY	480,000	USD	4,237	Goldman Sachs International	10/15/18	(8)
JPY	705,000	USD	6,253	Goldman Sachs International	10/15/18	(42)
JPY	125,000	USD	1,115	State Street Bank and Trust Co.	10/15/18	(14)
JPY	249,000	USD	2,212	State Street Bank and Trust Co.	10/15/18	(19)
NZD	1,000	USD	680	Bank of America N.A.	10/15/18	(17)
SEK	94,000	USD	10,823	Bank of America N.A.	10/15/18	(235)
SEK	10,000	USD	1,129	Nomura International PLC	10/15/18	(3)
SGD	8,000	USD	5,899	Standard Chartered Bank	10/15/18	(45)
SGD	2,100	USD	1,542	State Street Bank and Trust Co.	10/15/18	(5)
USD	717	AUD	1,000	State Street Bank and Trust Co.	10/15/18	(5)
USD	1,222	AUD	1,700	State Street Bank and Trust Co.	10/15/18	(7)
USD	762	CAD	1,000	Deutsche Bank AG	10/15/18	(12)
USD	3,079	CAD	4,000	Royal Bank of Canada	10/15/18	(18)
USD	1,009	CHF	1,000	UBS AG	10/15/18	(11)
USD	1,160	EUR	1,000	Nomura International PLC	10/15/18	(2)
USD	1,162	EUR	1,000	Royal Bank of Canada	10/15/18	(1)
USD	11,608	EUR	10,000	Royal Bank of Canada	10/15/18	(15)
USD	579	EUR	500	State Street Bank and Trust Co.	10/15/18	(2)
USD	1,303	GBP	1,000	Royal Bank of Canada	10/15/18	(1)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,189	GBP	4,000	Royal Bank of Canada	10/15/18	$(28)
USD	2,167	HKD	17,000	Goldman Sachs International	10/15/18	(5)
USD	7,657	HKD	60,000	Royal Bank of Canada	10/15/18	(9)
USD	3,187	HKD	25,000	UBS AG	10/15/18	(7)
USD	850	NOK	7,000	Royal Bank of Canada	10/15/18	(10)
USD	443	SEK	4,000	Deutsche Bank AG	10/15/18	(7)
USD	3,905	SEK	35,000	JPMorgan Chase Bank N.A.	10/15/18	(37)
USD	1,910	SEK	17,000	Royal Bank of Canada	10/15/18	(5)
USD	448	SEK	4,000	State Street Bank and Trust Co.	10/15/18	(3)
USD	3,264	SEK	29,000	State Street Bank and Trust Co.	10/15/18	(3)
USD	2,190	SGD	3,000	Barclays Bank PLC	10/15/18	(5)
USD	3,658	SGD	5,000	State Street Bank and Trust Co.	10/15/18	(1)
EUR	4,866,000	USD	5,725,856	Nomura International PLC	12/19/18	(39,155)
JPY	25,464,418	USD	230,089	Nomura International PLC	12/19/18	(4,581)
USD	643,078	AUD	890,000	Nomura International PLC	12/19/18	(640)
USD	733,037	CAD	950,000	Nomura International PLC	12/19/18	(3,694)

						(49,507)

	Net Unrealized Appreciation					$1,698

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

6

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Dynamic Retirement Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$10,235,378	$—	$—	$10,235,378
Fixed Income Fund	10,619,963	—	—	10,619,963
Short-Term Securities	1,456,343	—	—	1,456,343
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	328,591	106,075	—	434,666
Hotels, Restaurants & Leisure	9,226	—	—	9,226
Household Durables	6,318	—	—	6,318
Internet Software & Services	—	11,483	—	11,483
IT Services	6,113	—	—	6,113
Real Estate Management & Development	11,854	122,489	—	134,343

Subtotal	$22,673,786	$240,047	$—	$22,913,833

Investments Valued at Net Asset Value (“NAV”)(a)				97,654,683

Total Investment				$120,568,516

Derivative Financial Instruments(b)
Assets:
Equity contracts	$352,752	$—	$—	$352,752
Interest rate contracts	217,282	—	—	217,282
Forward foreign currency contracts	—	51,205	—	51,205
Liabilities:
Equity contracts	(91,854)	—	—	(91,854)
Interest rate contracts	(2,158)	—	—	(2,158)
Forward foreign currency contracts	—	(49,507)	—	(49,507)

Total	$476,022	$1,698	$—	$477,720

(a)

As of September 30, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

7

Schedule of Investments (unaudited) September 30, 2018	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.0%

Equity Funds — 45.0%
iShares Core MSCI Total International Stock ETF	6,830,125	$411,924,839
iShares Developed Real Estate Index Fund	2,933,382	30,419,168

	Investment Value
Large Cap Index Master Portfolio	$645,252,375	645,252,375
Master Small Cap Index Series	103,885,729	103,885,729

		1,191,482,111

	Shares
Fixed Income Funds — 54.8%
iShares TIPS Bond ETF	1,823,955	201,765,902

Security	Investment Value	Value
Fixed Income Funds — 54.8%
U.S. Total Bond Index Master Portfolio	$1,249,621,195	$1,249,621,195

		1,451,387,097

	Shares
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(b)	3,897,831	3,897,831

Total Affiliated Investment Companies — 100.0% (Cost — $2,417,837,703)		2,646,767,039
Other Assets Less Liabilities — 0.0%		107,763

Net Assets — 100.0%		$2,646,874,802

(a)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/2017	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	17,809,719	—		(17,809,719	)(b)	—	$—	$22,840	(c)	$13,101	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,836,877	—		(939,046	)(b)	3,897,831	3,897,831	60,186		—	—
iShares Core MSCI Total International Stock ETF	5,171,734	1,798,295		(139,904)		6,830,125	411,924,839	5,547,038		(565,871)	(17,042,415)
iShares Developed Real Estate Index Fund	4,868,497	482,052		(2,417,167)		2,933,382	30,419,168	717,335		509,103	(1,345,758)
iShares TIPS Bond ETF	1,579,048	285,313		(40,406)		1,823,955	201,765,902	4,269,028		(355,611)	(5,653,784)
Large Cap Index Master Portfolio	$613,784,581	$31,467,794	(d)	$—		$645,252,375	645,252,375	9,249,745		(2,471,550)	70,041,323
Master Small Cap Index Series	$92,810,675	$11,075,054	(d)	$—		$103,885,729	103,885,729	965,916		4,184,180	11,594,900
Total International ex U.S. Index Master Portfolio*	$52,609,060	$—		$(52,609,060	)(b)	$—	—	442,180		222,776	(10,996,675)
U.S. Total Bond Index Master Portfolio	$1,091,623,827	$157,997,368	(d)	$—		$1,249,621,195	1,249,621,195	22,857,889		(6,412,433)	(13,250,380)

							$2,646,767,039	$44,132,157		$(4,876,305)	$33,347,211

*	As of period end, the entity is no longer an affiliate of the LifePath Index Master Portfolio.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.
(b)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$442,344,007	$—	$—	$442,344,007
Fixed Income Funds	201,765,902	—	—	201,765,902
Short-Term Securities	3,897,831	—	—	3,897,831

Subtotal	$648,007,740	$—	$—	$648,007,740

Investments Valued at Net Asset Value (“NAV”)(a)				1,998,759,299

Total Investments				$2,646,767,039

(a)

As of September 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) September 30, 2018	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 100.1%

Equity Funds — 57.9%
iShares Core MSCI Total International Stock ETF(a)	9,878,607	$595,778,788
iShares Developed Real Estate Index Fund	13,883,746	143,974,447

	Investment Value
Large Cap Index Master Portfolio	$955,330,731	955,330,731
Master Small Cap Index Series	96,110,250	96,110,250

		1,791,194,216

	Shares
Fixed Income Funds — 41.8%
iShares TIPS Bond ETF	1,596,740	176,631,379

Security	Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$1,116,182,169	$1,116,182,169

		1,292,813,548

	Shares
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.27%(b)(c)	5,702,289	5,704,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(b)	6,783,223	6,783,223

		12,487,223

Total Affiliated Investment Companies — 100.1% (Cost — $2,815,584,829)		3,096,494,987
Liabilities in Excess of Other Assets — (0.1)%		(3,839,376)

Net Assets — 100.0%		$3,092,655,611

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LP Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,887,811	—		(3,185,522	)(b)	5,702,289	$5,704,000	$29,639	(c)	$1,289	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,426,469	1,356,754	(d)	—		6,783,223	6,783,223	86,779		—	—
iShares Core MSCI Total International Stock ETF	7,194,944	2,722,163		(38,500)		9,878,607	595,778,788	8,086,010		(219,353)	(25,708,703)
iShares Developed Real Estate Index Fund	13,003,042	2,654,397		(1,773,693)		13,883,746	143,974,447	2,645,689		(542,663)	(949,902)
iShares TIPS Bond ETF	1,200,536	411,254		(15,050)		1,596,740	176,631,379	3,584,426		(68,691)	(4,863,428)
Large Cap Index Master Portfolio	$794,427,919	$160,902,812	(d)	$—		$955,330,731	955,330,731	12,890,743		(3,477,984)	105,629,086
Master Small Cap Index Series	$76,443,648	$19,666,602	(d)	$—		$96,110,250	96,110,250	851,938		3,681,035	(1,296,608)
Total International ex U.S. Index Master Portfolio*	$33,266,058	—		$(33,266,058)		—	—	136,119		90,402	(17,138,395)
U.S. Total Bond Index Master Portfolio	$866,640,859	$249,541,310		$—		$1,116,182,169	1,116,182,169	19,494,113		(5,345,981)	(311,386)

							$3,096,494,987	$47,805,456		$(5,881,946)	$55,360,664

*	As of period end, the entity is no longer an affiliate of the LifePath Index Master Portfolio.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Index 2025 Master Portfolio

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$739,753,235	$—	$—	$739,753,235
Fixed Income Funds	176,631,379	—	—	176,631,379
Short-Term Securities	12,487,223	—	—	12,487,223

Subtotal	$928,871,837	$—	$—	$928,871,837

Investments Valued at NAV(a)				2,167,623,150

Total Investments				$3,096,494,987

(a)

As of September 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) September 30, 2018	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 100.1%

Equity Funds — 68.8%
iShares Core MSCI Total International Stock ETF(a)	13,424,265	$809,617,422
iShares Developed Real Estate Index Fund	27,675,534	286,995,291

	Investment Value
Large Cap Index Master Portfolio	$1,385,742,141	1,385,742,141
Master Small Cap Index Series	95,018,993	95,018,993
Total International ex U.S. Index Master Portfolio	45,599,953	45,599,953

		2,622,973,800

	Shares
Fixed Income Funds — 31.0%
iShares TIPS Bond ETF	1,394,653	154,276,515

Security	Investment Value	Value
Fixed Income (continued)
U.S. Total Bond Index Master Portfolio	$1,024,928,447	$1,024,928,447

		1,179,204,962

	Shares
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(b)(c)	2,485,454	2,486,200
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(b)	7,738,202	7,738,202

		10,224,402

Total Affiliated Investment Companies — 100.1% (Cost — $3,384,129,050)		3,812,403,164
Liabilities in Excess of Other Assets — (0.1)%		(2,305,015)

Net Assets — 100.0%		$3,810,098,149

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,322,517	—		(18,837,063	)(b)	2,485,454	$2,486,200	$40,744	(c)	$1,278	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,292,023	1,446,179	(d)	—		7,738,202	7,738,202	113,538		—	—
iShares Core MSCI Total International Stock ETF	9,548,734	3,940,797		(65,266)		13,424,265	809,617,422	10,778,466		29,232	(34,720,708)
iShares Developed Real Estate Index Fund	24,689,097	5,558,490		(2,572,053)		27,675,534	286,995,291	5,212,695		(617,143)	(1,876,409)
iShares TIPS Bond ETF	1,077,873	320,322		(3,542)		1,394,653	154,276,515	3,126,179		(23,848)	(4,290,276)
Large Cap Index Master Portfolio	$1,167,462,886	$218,279,255	(d)	—		$1,385,742,141	1,385,742,141	18,589,512		(5,027,924)	139,502,130
Master Small Cap Index Series	$73,349,677	$21,669,316	(d)	—		$95,018,993	95,018,993	815,637		3,453,647	(290,407)
Total International ex U.S. Index Master Portfolio	$106,221,511	—		$(60,621,558	)(b)	$45,599,953	45,599,953	1,368,674		590,445	(2,332,086)
U.S. Total Bond Index Master Portfolio	$802,525,226	$222,403,221	(d)	—		$1,024,928,447	1,024,928,447	17,752,285		(4,870,481)	(9,801,508)

							$3,812,403,164	$57,797,730		$(6,464,794)	$86,190,736

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Index 2030 Master Portfolio

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments .These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments , refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$1,096,612,713	$—	$—	$1,096,612,713
Fixed Income Fund	154,276,515	—	—	154,276,515
Short-Term Securities	10,224,402	—	—	10,224,402

Subtotal	$1,261,113,630	$—	$—	$1,261,113,630

Investments Valued at NAV(a)				2,551,289,534

				$3,812,403,164

(a)

As of September 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) September 30, 2018	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.7%

Equity Funds — 79.2%
iShares Core MSCI Total International Stock ETF(b)	11,084,611	$668,512,889
iShares Developed Real Estate Index Fund	27,018,239	280,179,137

	Investment Value
Large Cap Index Master Portfolio	$1,135,978,956	1,135,978,956
Master Small Cap Index Series	50,571,659	50,571,659
Total International ex U.S. Index Master Portfolio	28,086,787	28,086,787

		2,163,329,428

	Shares
Fixed Income Funds — 20.6%
iShares TIPS Bond ETF	629,667	$69,653,764

Security	Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$492,785,371	$492,785,371

		562,439,135

	Shares
Short-Term Securities — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(c)(d)	20,553,034	20,559,200
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(c)	5,463,610	5,463,610

		26,022,810

Total Affiliated Investment Companies — 100.7% (Cost — $2,429,097,755)		2,751,791,373
Liabilities in Excess of Other Assets — (0.7)%		(20,389,071)

Net Assets — 100.0%		$2,731,402,302

(a)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,458,854	11,094,180	(b)	—		20,553,034	$20,559,200	$20,417	(c)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,258,142	1,205,468	(b)	—		5,463,610	5,463,610	85,361		—	—
iShares Core MSCI Total International Stock ETF	7,678,597	3,471,135		(65,121)		11,084,611	668,512,889	8,848,395		(83,035)	(28,278,572)
iShares Developed Real Estate Index Fund	22,135,653	7,135,245		(2,252,659)		27,018,239	280,179,137	5,008,336		(539,294)	(1,529,004)
iShares TIPS Bond ETF	452,548	179,751		(2,632)		629,667	69,653,764	1,393,465		(13,367)	(1,886,453)
Large Cap Index Master Portfolio	$899,224,240	$236,754,716	(b)	$—		$1,135,978,956	1,135,978,956	14,958,268		(4,053,041)	109,920,598
Master Small Cap Index Series	$34,890,373	$15,681,286	(b)	$—		$50,571,659	50,571,659	417,203		1,750,515	3,854,759
Total International ex U.S. Index Master Portfolio	$56,625,478	$—		$(28,538,691	)(d)	$28,086,787	28,086,787	780,209		309,425	257,309
U.S. Total Bond Index Master Portfolio	$358,367,941	$134,417,430	(b)	$—		$492,785,371	492,785,371	8,323,134		(2,250,450)	(9,816,696)

							$2,751,791,373	$39,834,788		$(4,879,247)	$72,521,941

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Index 2035 Master Portfolio

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$948,692,026	$—	$—	$948,692,026
Fixed Income Fund	69,653,764	—	—	69,653,764
Short-Term Securities	26,022,810	—	—	26,022,810

Subtotal	$1,044,368,600	$—	$—	$1,044,368,600

Investments Valued at Net Asset Value (“NAV”)(a)				1,707,422,773

Total Investments				$2,751,791,373

(a)

As of September 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) September 30, 2018	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.0%

Equity Funds — 88.4%
iShares Core MSCI Total International Stock ETF	12,836,728	$774,183,066
iShares Developed Real Estate Index Fund	35,888,962	372,168,533

	Investment Value
Large Cap Index Master Portfolio	$1,349,808,495	1,349,808,495
Master Small Cap Index Series	39,801,846	39,801,846
Total International ex U.S. Index Master Portfolio	50,004,698	50,004,698

		2,585,966,638

	Shares
Fixed Income Funds — 11.4%
iShares TIPS Bond ETF	331,802	36,703,937

Security	Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$295,262,458	$295,262,458

		331,966,395

	Shares
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(b)	5,876,643	5,876,643

Total Affiliated Investment Companies — 100.0% (Cost — $2,520,848,926)		2,923,809,676
Other Assets Less Liabilities — 0.0%		238,324

Net Assets — 100.0%		$2,924,048,000

(a)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—		—	$—	$25,113	(b)	$4,121	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,263,315	2,613,328	(c)	—		5,876,643	5,876,643	93,286		—	—
iShares Core MSCI Total International Stock ETF	8,943,883	3,945,045		(52,200)		12,836,728	774,183,066	10,167,641		(94,660)	(32,261,968)
iShares Developed Real Estate Index Fund	29,888,371	8,296,928		(2,296,337)		35,888,962	372,168,533	6,624,102		(598,030)	(2,350,724)
iShares TIPS Bond ETF	232,536	103,261		(3,995)		331,802	36,703,937	730,086		(17,664)	(981,817)
Large Cap Index Master Portfolio	$1,099,850,108	249,958,387	(c)	$—		$1,349,808,495	1,349,808,495	17,953,111		(4,862,030)	131,385,406
Master Small Cap Index Series	$25,021,674	14,780,172	(c)	$—		$39,801,846	39,801,846	306,347		1,220,250	2,088,552
Total International ex U.S. Index Master Portfolio	$95,008,702	—		$(45,004,004	)(d)	$50,004,698	50,004,698	1,491,540		584,083	1,917,852
U.S. Total Bond Index Master Portfolio	$208,666,484	86,595,974	(c)	$—		$295,262,458	295,262,458	4,865,454		(1,305,564)	(9,872,313)

							$2,923,809,676	$42,256,680		$(5,069,494)	$89,924,988

*	As of period end, the entity is no longer an affiliate of the LifePath Index Master Portfolio.
(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents net shares/investment value purchased.
(d)	Represents net shares/investment value sold.

(b)	Annualized 7-day yield as of period end

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Index 2040 Master Portfolio

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$1,146,351,599	$—	$—	$1,146,351,599
Fixed Income Funds	36,703,937	—	—	36,703,937
Short-Term Securities	5,876,643	—	—	5,876,643

Subtotal	$1,188,932,179	$—	$—	$1,188,932,179

Investments Valued at Net Asset Value (“NAV”)(a)				1,734,877,497

Total Investments				$2,923,809,676

(a)

As of September 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) September 30, 2018	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies(a) — 100.0%

Equity Funds — 95.7%
iShares Core MSCI Total International Stock ETF(b)	9,450,544	$569,962,309
iShares Developed Real Estate Index Fund	27,510,270	285,281,498

	Investment Value
Large Cap Index Master Portfolio	$934,343,385	934,343,385
Master Small Cap Index Series	21,629,056	21,629,056
Total International ex U.S. Index Master Portfolio	12,670,013	12,670,013

		1,823,886,261

	Shares
Fixed Income Funds — 4.1%
iShares TIPS Bond ETF	59,633	6,596,603

Security	Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$70,868,799	$70,868,799

		77,465,402

	Shares
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(c)(d)	55,738	55,755
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(c)	4,238,188	4,238,188

		4,293,943

Total Affiliated Investment Companies — 100.0% (Cost — $1,661,669,218)		1,905,645,606
Liabilities in Excess of Other Assets — (0.0)%		(305,162)

Net Assets — 100.0%		$1,905,340,444

(a)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	55,738	(b)	—		55,738	$55,755	$7,670	(c)	$(1,343)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,070,623	1,167,565	(b)	—		4,238,188	4,238,188	—		—	—
iShares Core MSCI Total International Stock ETF	6,150,815	3,313,229		(13,500)		9,450,544	569,962,309	7,440,400		(28,546)	(24,185,480)
iShares Developed Real Estate Index Fund	20,380,503	8,805,328		(1,675,561)		27,510,270	285,281,498	4,959,168		(468,389)	(1,273,958)
iShares TIPS Bond ETF	38,544	21,652		(563)		59,633	6,596,603	123,616		(2,717)	(164,503)
Large Cap Index Master Portfolio	$685,994,936	$248,348,449	(b)	—		$934,343,385	934,343,385	12,074,587		(3,289,740)	87,011,597
Master Small Cap Index Series	$12,593,614	$9,035,442	(b)	—		$21,629,056	21,629,056	162,964		627,436	1,239,779
Total International ex U.S. Index Master Portfolio	$35,555,894	$—		$(22,885,881	)(d)	$12,670,013	12,670,013	417,237		173,951	945,322
U.S. Total Bond Index Master Portfolio	$43,903,793	$26,965,006	(b)	—		$70,868,799	70,868,799	1,110,004		(290,656)	(2,330,222)

							$1,905,645,606	$26,295,646		$(3,280,004)	$61,242,535

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Index 2045 Master Portfolio

Portfolio Abbreviations

MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$855,243,807	$—	$—	$855,243,807
Fixed Income Funds	6,596,603	—	—	6,596,603
Short-Term Securities	4,293,943	—	—	4,293,943

Subtotal	$866,134,353	$—	$—	$866,134,353

Investments Valued at Net Asset Value (“NAV”)(a)				1,039,511,253

Total Investments				$1,905,645,606

(a)

As of September 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) September 30, 2018	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.2%

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	8,601,140	$518,734,753
iShares Developed Real Estate Index Fund	26,069,096	270,336,524

	Investment Value
Large Cap Index Master Portfolio	$843,490,763	843,490,763
Master Small Cap Index Series	17,850,506	17,850,506
Total International ex U.S. Index Master Portfolio	12,108,411	12,108,411

		1,662,520,957

Security	Investment Value	Value
Fixed Income Fund — 1.1%
U.S. Total Bond Index Master Portfolio	$18,395,101	$18,395,101

	Shares
Short-Term Securities — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(b)	7,378,513	7,378,513

Total Affiliated Investment Companies — 100.2% (Cost — $1,462,059,882)		1,688,294,571
Liabilities in Excess of Other Assets — (0.2)%		(4,095,081)

Net Assets — 100.0%		$1,684,199,490

(a)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—		—	$—	$1,170	(b)	$6,518	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,646,867	3,731,646	(c)	—		7,378,513	7,378,513	59,920		—	—
iShares Core MSCI Total International Stock ETF	5,658,007	2,969,033		(25,900)		8,601,140	518,734,753	6,768,789		(51,745)	(21,909,890)
iShares Developed Real Estate Index Fund	19,376,674	8,084,948		(1,392,526)		26,069,096	270,336,524	4,644,794		(416,175)	(1,253,638)
Large Cap Index Master Portfolio	$627,455,291	$216,035,472	(c)	$—		$843,490,763	843,490,763	10,841,070		(2,968,321)	76,691,545
Master Small Cap Index Series	$11,630,135	$6,220,371	(c)	$—		$17,850,506	17,850,506	138,038		495,969	1,139,141
Total International ex U.S. Index Master Portfolio	$38,294,330	$—		$(26,185,919	)(d)	$12,108,411	12,108,411	453,269		214,538	815,078
U.S. Total Bond Index Master Portfolio	$12,613,866	$5,781,235	(c)	$—		$18,395,101	18,395,101	308,299		(81,489)	(427,626)

							$1,688,294,571	$23,215,349		$(2,800,705)	$55,054,610

*	As of period end, the entity is no longer an affiliate of LifePath Index Master Portfolio.
(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents net shares/investment value purchased.
(d)	Represents net shares/investment value sold.

(b)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Index 2050 Master Portfolio

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$789,071,277	$—	$—	$789,071,277
Short-Term Securities	7,378,513	—	—	7,378,513

Subtotal	$796,449,790	$—	$—	$796,449,790

Investments Valued at Net Asset Value (“NAV”)(a)				891,844,781

Total Investments				$1,688,294,571

(a)

As of September 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) September 30, 2018	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.4%

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	4,431,352	$267,254,839
iShares Developed Real Estate Index Fund	13,217,431	137,064,768

	Investment Value
Large Cap Index Master Portfolio	$422,503,217	422,503,217
Master Small Cap Index Series	9,552,413	9,552,413

		836,375,237
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	8,535,560	8,535,560

Security	Shares	Value
Short-Term Securities — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(b)(c)	2,962,711	$2,963,600
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(c)	2,742,087	2,742,087

		5,705,687

Total Affiliated Investment Companies — 100.4% (Cost — $750,145,186)		850,616,484
Liabilities in Excess of Other Assets — (0.4)%		(3,072,243)

Net Assets — 100.0%		$847,544,241

(a)

During the period ended September 30, 2018, investments in issuers considered to be affiliate of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,962,711	(b)	—	2,962,711	$2,963,600	$10,068	(c)	$1,427	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,426,431	315,656	(b)	—	2,742,087	2,742,087	31,010		—	—
iShares Core MSCI Total International Stock ETF	2,892,116	1,638,025		(98,789)	4,431,352	267,254,839	3,444,825		(446,081)	(10,644,869)
iShares Developed Real Estate Index Fund	8,947,476	4,895,854		(625,899)	13,217,431	137,064,768	2,264,189		(192,735)	(426,175)
Large Cap Index Master Portfolio	$289,790,556	$132,712,661	(b)	—	$422,503,217	422,503,217	5,248,195		(1,454,282)	148,218,985
Master Small Cap Index Series	$5,213,569	$4,338,844	(b)	—	$9,552,413	9,552,413	68,432		241,032	2,996,778
U.S. Total Bond Index Master Portfolio	$5,795,769	$2,739,791	(b)	—	$8,535,560	8,535,560	144,516		(38,372)	2,141,994

						$850,616,484	$11,211,235		$(1,889,011)	$142,286,713

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Index 2055 Master Portfolio

Portfolio Abbreviations

MSCI	Morgan Stanley Capital International
ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$404,319,607	$—	$—	$404,319,607
Short-Term Securities	5,705,687	—	—	5,705,687

	$410,025,294	$—	$—	$410,025,294

Investments Valued at Net Asset Value (“NAV”)(a)				440,591,190

Total Investments				$850,616,484

(a)

As of September 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) September 30, 2018	LifePath Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 99.9%

Equity Funds — 98.5%
iShares Core MSCI Total International Stock ETF	783,887	$47,276,225
iShares Developed Real Estate Index Fund	2,303,941	23,891,864

	Investment Value
Large Cap Index Master Portfolio	$74,242,150	74,242,150
Master Small Cap Index Series	1,685,898	1,685,898

		147,096,137

Security	Investment Value	Value
Fixed Income Fund — 1.1%
U.S. Total Bond Index Master Portfolio	$1,633,048	$1,633,048

	Shares
Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(a)	470,685	470,685

Total Affiliated Investment Companies — 99.9% (Cost — $149,825,137)		149,199,870
Other Assets Less Liabilities — 0.1%		116,789

Net Assets — 100.0%		$149,316,659

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—		—	$—	$1,974	(b)	$(74,022)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	526,628	—		(55,943	)(c)	470,685	470,685	6,723		—	—
iShares Core MSCI Total International Stock ETF	371,304	457,473		(44,890)		783,887	47,276,225	517,433		(31,748)	(1,607,488)
iShares Developed Real Estate Index Fund	1,149,063	1,319,175		(164,297)		2,303,941	23,891,864	342,447		(57,930)	67,552
Large Cap Index Master Portfolio	$37,436,159	$36,805,991	(d)	$—		$74,242,150	74,242,150	789,995		(231,177)	5,961,532
Master Small Cap Index Series	$685,988	$999,910	(d)	$—		$1,685,898	1,685,898	10,521		38,963	84,998
U.S. Total Bond Index Master Portfolio	$747,302	$885,746	(d)	$—		$1,633,048	1,633,048	22,242		(5,277)	(15,910)

							$149,199,870	$1,691,335		$(361,191)	$4,490,684

*	As of period end, the entity is no longer an affiliate of the LifePath Index Master Portfolio.
(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents net shares/investment value sold.
(d)	Represents net shares/investment value purchased

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Index 2060 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$71,168,089	$—	$—	$71,168,089
Short-Term Securities	470,685	—	—	470,685

	$71,638,774	$—	$—	$71,638,774

Investments Valued at Net Asset Value (“NAV”)(a)				77,561,096

Total Investments				$149,199,870

(a)

As of September 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) September 30, 2018	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(a) — 100.0%

Equity Funds — 40.1%
iShares Core MSCI Total International Stock ETF	2,999,450	$180,896,830
iShares Developed Real Estate Index Fund	654,061	6,782,611

	Investment Value
Large Cap Index Master Portfolio	$293,075,878	293,075,878
Master Small Cap Index Series	55,995,174	55,995,174

		536,750,493

	Shares
Fixed Income Funds — 59.8%
iShares TIPS Bond ETF	1,050,810	116,240,602

Security	Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$683,603,603	$683,603,603

		799,844,205

	Shares
Short-Term Securities — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(b)	1,089,294	1,089,294

		1,089,294

Total Affiliated Investment Companies — 100.0% (Cost — $1,245,253,038)		1,337,683,992
Other Assets Less Liabilities — 0.0%		118,766

Net Assets — 100.0%		$1,337,802,758

(a)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/ or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	65	—		(65	)(b)	—	$—	$7,458	(c)	$461	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,005,607	—		(1,916,313	)(b)	1,089,294	1,089,294	27,167		—	—
iShares Core MSCI Total International Stock ETF	2,542,848	713,820		(257,218)		2,999,450	180,896,830	2,553,464		(376,208)	(7,489,911)
iShares Developed Real Estate Index Fund	591,318	97,429		(34,686)		654,061	6,782,611	125,955		(12,785)	(50,897)
iShares TIPS Bond ETF	944,633	176,507		(70,330)		1,050,810	116,240,602	2,504,673		(358,799)	(3,182,229)
Large Cap Index Master Portfolio	$270,057,163	$23,018,715	(d)	$—		$293,075,878	293,075,878	4,138,558		(1,102,462)	28,831,109
Master Small Cap Index Series	$53,283,612	$2,711,562	(d)	$—		$55,995,174	55,995,174	537,346		2,319,672	6,285,976
Total International ex U.S. Index Master Portfolio*	$5,776,267	$—		$(5,776,267	)(b)	—	—	669		2,099	(3,532,781)
U.S. Total Bond Index Master Portfolio	$630,335,530	$53,268,073	(d)	$—		$683,603,603	683,603,603	13,016,021		(3,687,245)	(6,819,294)

							$1,337,683,992	$22,911,311		$(3,215,267)	$14,041,973

*	As of period end, the entity is no longer an affiliate of the LifePath Index Master Portfolio.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/investment value purchased.

(b)	Annualized 7-day yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSC	Morgan Stanley Capital International

1

Schedule of Investments (unaudited) (continued) September 30, 2018	LifePath Index Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$187,679,441	$—	$—	$187,679,441
Fixed Income Funds	116,240,602	—	—	116,240,602
Short-Term Securities	1,089,294	—	—	1,089,294

Subtotal	$305,009,337	$—	$—	$305,009,337

Investments Valued at Net Asset value (“NAV”)(a)				1,032,674,655

Total Investments				$1,337,683,992

(a)

As of September 30, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) September 30, 2018	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit — 23.2%

Domestic — 1.4%
Wells Fargo Bank NA(a):
(1 mo. LIBOR US + 0.22%), 2.37%, 10/15/18	$178,300	$178,314,027
(1 mo. LIBOR US + 0.25%), 2.41%, 11/19/18	297,700	297,801,102
(3 mo. LIBOR US + 0.21%), 2.56%, 04/23/19	250,000	250,137,215

		726,252,344
Euro — 1.3%
Credit Industriel et Commercial, London:
2.56%, 01/25/19	165,000	165,024,128
0.01%, 03/01/19	173,000	171,098,469
KBC Bank NV, 2.52%, 01/02/19	300,000	300,000,000

		636,122,597
Yankee(b) — 20.5%
Bank of Montreal, Chicago:
2.33%, 10/01/18	200,000	200,002,506
(1 mo. LIBOR US + 0.24%), 2.40%, 10/17/18(a)	141,500	141,514,682
(1 mo. LIBOR US + 0.24%), 2.46%, 10/25/18(a)	178,150	178,183,129
Bank of Nova Scotia, Houston(a):
(1 mo. LIBOR US + 0.24%), 2.40%, 10/17/18	242,000	242,025,110
(1 mo. LIBOR US + 0.25%), 2.36%, 11/05/18	195,000	195,054,452
(1 mo. LIBOR US + 0.25%), 2.37%, 11/06/18	198,000	198,056,319
BNP Paribas SA, New York(a):
(3 mo. LIBOR US + 0.25%), 2.64%, 12/28/18	381,850	382,041,994
(1 mo. LIBOR US + 0.26%), 2.37%, 02/04/19	336,000	336,235,526
(1 mo. LIBOR US + 0.28%), 2.43%, 04/12/19	300,000	300,182,574
Canadian Imperial Bank of Commerce, New York(a):
(1 mo. LIBOR US + 0.24%), 2.40%, 10/18/18	285,250	285,282,008
(1 mo. LIBOR US + 0.24%), 2.45%, 10/22/18	96,400	96,415,814
(1 mo. LIBOR US + 0.26%), 2.41%, 11/13/18	466,500	466,654,080
(1 mo. LIBOR US + 0.40%), 2.52%, 06/07/19	395,200	395,834,075
(1 mo. LIBOR US + 0.40%), 2.53%, 06/10/19	230,000	230,370,075
(1 mo. LIBOR US + 0.33%), 2.48%, 08/13/19	223,500	223,793,683

Security	Par (000)	Value
Yankee(b) (continued)
Cooperatieve Rabobank UA, New York (3 mo. LIBOR US + 0.20%), 2.54%, 04/05/19(a)	$168,550	$168,668,730
Dexia Credit Local SA, New York (1 mo. LIBOR US + 0.30%), 2.46%, 01/18/19(a)	250,000	250,201,405
Mizuho Bank Ltd, New York (3 mo. LIBOR US + 0.11%), 2.48%, 03/25/19(a)	483,000	482,976,077
Natixis SA, New York:
(3 mo. LIBOR US + 0.15%), 2.49%, 10/31/18(a)	106,500	106,527,219
(3 mo. LIBOR US + 0.10%), 2.44%, 11/01/18(a)	281,000	281,013,918
2.48%, 12/20/18	282,500	282,583,699
2.50%, 02/07/19	83,780	83,795,586
Nordea Bank AB, New York (3 mo. LIBOR US + 0.20%), 2.54%, 04/05/19(a)	304,150	304,425,566
Royal Bank of Canada, New York(a):
(1 mo. LIBOR US + 0.25%), 2.37%, 11/06/18	292,000	292,083,056
(3 mo. LIBOR US + 0.28%), 2.65%, 03/22/19	276,730	277,029,267
(1 mo. LIBOR US + 0.31%), 2.47%, 08/16/19	243,000	243,186,126
Skandinaviska Enskilda Banken AB, New York (1 mo. LIBOR US + 0.32%), 2.50%, 11/21/18(a)	184,000	184,086,938
Societe Generale, New York:
2.31%, 10/23/18	150,000	150,015,180
2.50%, 02/08/19	291,000	291,102,676
Standard Chartered Bank, New York(a):
(3 mo. LIBOR US + 0.09%), 2.43%, 12/19/18	300,000	300,024,441
(3 mo. LIBOR US + 0.10%), 2.47%, 03/25/19	258,000	258,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
2.32%, 10/18/18	306,000	306,019,523
(1 mo. LIBOR US + 0.20%), 2.36%, 10/18/18(a)	250,000	250,022,508
(3 mo. LIBOR US + 0.20%), 2.52%, 08/16/19(a)	362,000	361,997,929
Toronto-Dominion Bank, New York:
2.75%, 05/14/19	250,000	250,110,960
(1 mo. LIBOR US + 0.40%), 2.54%, 06/12/19(a)	499,000	498,965,429
2.63%, 06/13/19	288,000	287,835,687
2.73%, 06/14/19	380,000	379,998,469

1

Schedule of Investments (unaudited) (continued) September 30, 2018	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Yankee(b) (continued)
2.73%, 08/07/19	$201,500	$201,380,271

		10,363,696,687

Total Certificates of Deposit — 23.2% (Cost — $11,722,237,072)		11,726,071,628

Commercial Paper — 31.3%
Alpine Securitization LLC, 2.50%, 01/22/19	241,500	241,517,951
The Bank of Nova Scotia(a):
(1 mo. LIBOR US + 0.24%), 2.41%, 10/19/18	105,000	105,012,529
(1 mo. LIBOR US + 0.25%), 2.36%, 11/02/18	95,000	95,025,643
Barclays Bank PLC, New York(c)(d):
2.47%, 01/04/19	50,000	49,672,109
2.50%, 01/07/19	200,000	198,644,356
2.50%, 01/08/19	50,000	49,657,450
Bayerische Landesbank, New York, 2.62%, 01/02/19(c)	440,000	437,132,375
Bedford Row Funding Corp., 2.79%, 04/26/19(c)	137,500	135,428,218
Bennington Sark Cap Co., 2.25%, 10/02/18(c)	333,875	333,796,910
BPCE SA(c):
2.57%, 10/31/18	426,500	425,646,147
2.64%, 02/08/19	200,000	198,183,072
Canadian Imperial Bank of Commerce, New York, 2.40%, 10/16/18(e)	230,000	230,020,983
Commonwealth Bank of Australia (3 mo. LIBOR US + 0.20%), 2.54%, 04/05/19(a)	100,000	99,994,923
Crown Point Capital Co. LLC:
2.45%, 11/01/18	350,000	350,071,235
(1 mo. LIBOR US + 0.25%), 2.38%, 03/11/19(a)	255,500	255,517,338
Electricite de France, 2.30%, 10/02/18(c)	204,550	204,495,884
Enterprise Products Operating LLC(c):
2.31%, 10/16/18	34,675	34,632,575
2.37%, 10/22/18	65,000	64,894,006
2.37%, 10/26/18	41,000	40,921,904
2.42%, 10/29/18	46,500	46,401,858
GE Capital Treasury LLC, 2.13%, 10/02/18(c)	150,000	149,963,566
HSBC Bank PLC(a):
(3 mo. LIBOR US + 0.24%), 2.62%, 03/27/19	304,000	304,235,241

Security	Par (000)	Value
Commercial Paper (continued)
(3 mo. LIBOR US + 0.21%), 2.54%, 04/17/19	$303,000	$303,210,394
Hyundai Capital America, 2.36%, 10/29/18(c)	193,000	192,592,658
ING US Funding LLC:
(3 mo. LIBOR US + 0.16%), 2.50%, 01/07/19(a)	221,500	221,564,911
(1 mo. LIBOR US + 0.32%), 2.45%, 02/08/19(a)	383,750	384,121,861
(1 mo. LIBOR US + 0.25%), 2.40%, 02/12/19(a)	397,500	397,771,624
2.65%, 04/15/19(c)	239,000	235,498,982
JP Morgan Securities LLC:
2.37%, 10/09/18(c)	100,000	99,932,472
(1 mo. LIBOR US + 0.26%), 2.43%, 11/15/18(a)	173,750	173,808,594
2.84%, 07/11/19(c)	218,000	213,216,522
Landesbank Baden-Wurttemberg, New York(c):
2.18%, 10/02/18	1,735,000	1,734,571,837
2.34%, 11/13/18	251,500	250,757,336
2.47%, 01/02/19	160,000	158,982,827
LMA Americas LLC(c):
2.53%, 02/06/19	100,000	99,105,561
2.61%, 04/03/19	70,000	69,065,520
Longship Funding LLC, 2.37%, 12/19/18(c)	100,000	99,430,783
Macquarie Bank Ltd.(c):
2.53%, 02/22/19	214,000	211,769,103
2.53%, 02/25/19	250,000	247,333,332
Matchpoint Finance PLC, 2.20%, 10/01/18(c)	50,000	49,990,792
Mitsubishi UFJ Trust & Banking Corp., New York(c):
2.34%, 10/01/18	50,000	49,991,142
2.31%, 10/29/18	200,000	199,624,212
Nestle Capital Corp.(c):
2.23%, 10/09/18	114,360	114,285,571
2.42%, 12/11/18	324,500	322,979,176
2.42%, 12/12/18	78,000	77,628,687
2.42%, 12/19/18	100,000	99,471,556
Nutrien Ltd., 2.56%, 10/31/18(c)	225,000	224,434,051
Ridgefield Funding Co. LLC:
2.18%, 10/02/18(c)	84,947	84,926,849
2.36%, 10/10/18(c)	100,000	99,927,500
(1 mo. LIBOR US + 0.45%), 2.61%, 10/18/18(a)	190,763	190,806,620
2.36%, 10/22/18(c)	59,072	58,984,101
2.36%, 11/02/18(c)	81,484	81,305,596
Sanofi, 2.32%, 11/05/18(c)	160,500	160,127,791

2

Schedule of Investments (unaudited) (continued) September 30, 2018	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Paper (continued)
Schlumberger Holdings Corp., 2.38%, 10/05/18(c)	$100,000	$99,952,750
Sheffield Receivables Co. LLC (SOFR + 0.35%), 2.51%, 11/28/18(a)	100,000	100,010,000
Sumitomo Mitsui Banking Corp.(c):
2.33%, 10/17/18	75,000	74,913,233
2.33%, 10/18/18	400,000	399,512,668
Sumitomo Mitsui Trust Bank Ltd., New York, 2.33%, 10/04/18(c)	263,100	263,004,845
Suncorp Group Ltd.(c):
2.57%, 10/30/18	81,000	80,832,888
2.63%, 01/23/19(d)	50,000	49,585,138
Toyota Motor Credit Corp.(a):
2.42%, 04/03/19	109,000	109,000,000
2.42%, 04/04/19	200,000	200,019,964
Transcanada Pipelines Ltd., 2.33%, 10/10/18(c)	35,000	34,971,638
UBS AG(a):
(1 mo. LIBOR US + 0.30%), 2.43%, 10/10/18	248,000	248,019,485
(1 mo. LIBOR US + 0.34%), 2.46%, 01/07/19	255,000	255,224,255
(3 mo. LIBOR US + 0.33%), 2.67%, 04/04/19	404,545	405,031,077
(1 mo. LIBOR US + 0.42%), 2.66%, 05/31/19	508,750	509,526,510
(1 mo. LIBOR US + 0.42%), 2.59%, 06/19/19	200,000	200,312,220
(1 mo. LIBOR US + 0.40%), 2.51%, 07/02/19(d)	89,500	89,627,573
(3 mo. LIBOR US + 0.20%), 2.53%, 07/09/19	300,000	300,136,275
(1 mo. LIBOR US + 0.26%), 2.33%, 08/28/19	264,000	264,056,174
United Overseas Bank Ltd.(c):
2.37%, 10/10/18	80,000	79,941,520
2.37%, 10/11/18	16,000	15,987,318
2.37%, 10/12/18(d)	100,000	99,914,522
2.37%, 10/15/18	300,000	299,688,192
2.48%, 12/10/18	217,000	215,985,735
VW Credit, Inc., 2.38%, 10/29/18(c)	217,000	216,542,004
Westpac Banking Corp. (3 mo. LIBOR US + 0.22%), 2.56%, 04/03/19(a)(d)	250,000	250,211,670

Total Commercial Paper — 31.3% (Cost — $15,817,526,068)		15,820,091,888

Security	Par (000)	Value
Corporate Bonds — 0.8%

Diversified Financial Services — 0.8%
American Honda Finance Corp.(e):
(3 mo. LIBOR US + 0.06%), 2.40%, 05/08/19	$100,000	$99,999,691
(3 mo. LIBOR US + 0.05%), 2.42%, 06/24/19	273,160	273,139,904

Total Corporate Bonds — 0.8% (Cost — $373,160,000)		373,139,595

Municipal Bonds — 2.3%(f)
Deutsche Bank Spears/Lifers Trust, RB, VRDN, 2.47%, 12/01/52	270,000	270,000,000
Idaho Housing & Finance Association, 2.20%, 07/01/41	32,575	32,575,000
Jets Stadium Development LLC :
2.25%, 04/01/47	40,105	40,105,000
2.25%, 04/01/47	29,800	29,800,000
VRDN, Series A-4B, 2.25%, 04/01/47	2,500	2,500,000
Jets Stadium Finance Secured, 2.25%, 04/01/47(d)	122,095	122,095,000
Maine State Housing Authority, Refunding RB, VRDN, 2.10%, 11/15/50	50,000	50,000,000
Michigan Finance Authority, Refunding RB, VRDN, 2.15%, 09/01/50	83,910	83,910,000
New York State Housing Finance Agency, RB, VRDN, 2.10%, 05/01/49	100,000	100,000,000
RBC Municipal Products Inc. Trust, Refunding RB, VRDN, 2.19%, 12/17/18(d)	34,000	34,000,000
Rib Floater Trust Various States, RB(d):
Series 19-W, 2.59%, 08/15/22	96,680	96,680,000
VRDN, 2.59%, 07/01/22	124,675	124,675,000
Rohnert Park 668 LP, 2.25%, 06/01/58	4,900	4,900,000
Taxable Municipal Funding Trust, RB(d):
Series 2018-001, 2.33%, 07/01/19	10,000	10,000,000
VRDN, 2.59%, 07/31/28	132,500	132,500,000
VRDN, 2.59%, 09/01/46	37,090	37,090,000
Wheaton College Illinois, RB, Series A, Taxable Multi-Modal Revenue Bonds, 2.02%, 10/01/35	6,750	6,750,000

Total Municipal Bonds — 2.3% (Cost — $1,177,580,000)		1,177,580,000

Time Deposits — 15.6%
Australia & New Zealand Banking Group Ltd., 2.17%, 10/01/18	500,000	500,000,000

3

Schedule of Investments (unaudited) (continued) September 30, 2018	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Time Deposits (continued)
Bank of Nova Scotia, 2.17%, 10/01/18	$1,200,000	$1,200,000,000
Barclays Bank PLC, New York, 2.20%, 10/01/18	198,000	198,000,000
Credit Agricole CIB, New York:
2.16%, 10/01/18	778,000	778,000,000
2.25%, 10/04/18	600,000	600,000,000
ING Bank NV, 2.17%, 10/01/18	418,000	418,000,000
Landesbank Hessen-Thueringen Girozentrale:
2.20%, 10/01/18	576,000	576,000,000
2.30%, 10/04/18	722,000	722,000,000
2.30%, 10/05/18	224,000	224,000,000
Mizuho Bank Ltd., New York:
2.10%, 10/01/18	415,000	415,000,000
2.17%, 10/03/18	1,200,000	1,200,000,000
Skandinaviska Enskilda Banken AB, New York, 2.16%, 10/01/18	800,000	800,000,000
Swedbank AB, New York, 2.15%, 10/01/18	250,000	250,000,000

Total Time Deposits — 15.6% (Cost — $7,881,000,000)		7,881,000,000

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 0.6%
Federal Home Loan Bank, 1.95%, 10/02/18(c)	$300,000	$299,982,417

Total U.S. Government Sponsored Agency Obligations — 0.6% (Cost — $299,983,792)		299,982,417

U.S. Treasury Obligations — 4.9%
U.S. Treasury Bill, 2.22%, 12/27/18(c)	2,000,000	1,989,596,260
U.S. Treasury Note, 2.24%, 07/31/20(e)	500,000	499,967,360

Total U.S. Treasury Obligations — 4.9% (Cost — $2,489,410,096)		2,489,563,620

Total Repurchase Agreements — 21.7%		10,977,500,000

Total Investments — 100.5% (Cost — $50,738,397,028)		50,744,929,148
Liabilities in Excess of Other Assets — (0.5)%		(250,302,112)

Net Assets — 100.0%		$50,494,627,036

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate
VRDN	Variable Rate Demand Notes

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
Barclays Capital, Inc.	2.32%		09/27/2018	10/04/18	$75,000	$75,000	$75,033,833	Corporate Debt Obligations, 2.43% to 9.27%, due 1/17/23 to 5/25/47	$224,128,392	$86,250,000
Barclays Capital, Inc.	2.29	%(a)	09/28/18	10/01/18	144,000	144,000	144,027,480	Corporate Debt Obligations, 2.20% to 6.55%, due 3/19/19 to 9/15/52	152,495,349	151,200,001
Barclays Capital, Inc.	2.32	%(a)	09/28/18	10/01/18	389,000	389,000	389,075,207	Corporate Debt Obligations, 1.63% to 7.88%, due 4/15/19 to 12/15/67	407,031,993	408,451,863

4

Schedule of Investments (unaudited) (continued) September 30, 2018	Money Market Master Portfolio

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
Barclays Capital, Inc.	2.72	%(a)	09/28/18	01/01/19	145,000	145,000	$146,040,778	Corporate Debt Obligations, 2.25% to 6.85%, due 9/15/19 to 07/01/16	153,526,626	152,250,890

Total Barclays Capital, Inc.						$753,000				$798,152,754

BNP Paribas Securities Corp.	2.24%		09/28/18	10/01/18	$467,000	$467,000	$ 467,087,173	U.S. Government Sponsored Agency Obligations, 0.63% to 2.50%, due 8/15/19 to 1/15/26	471,119,900	$476,340,057
BNP Paribas Securities Corp.	2.27	%(a)	09/28/18	10/01/18	355,000	355,000	355,067,154	U.S. Government Sponsored Agency Obligations, 0.00% to 8.18%, due 10/04/18 to 5/15/68	372,772,026	368,486,239
BNP Paribas Securities Corp.	2.76	%(a)	09/28/18	01/01/19	100,000	100,000	100,728,333	Corporate Debt Obligations, 0.84% to 12.75%, due 12/31/18 to 5/15/53	113,509,147	113,267,016

Total BNP Paribas Securities Corp.						$922,000				$958,093,312

Citigroup Global Markets, Inc.	2.24	%(b)	09/28/18	01/01/19	5,000	5,000	5,000,933	U.S Government Sponsored Agency Obligations, 0.13% to 3.00%, due 3/31/19 to 5/15/47	5,099,457	5,100,002
Citigroup Global Markets, Inc.	2.22	%(a)	09/28/18	10/01/18	100,000	100,000	100,018,500	U.S. Government Sponsored Agency Obligations, 0.13% to 0.63%, due 4/15/19 to 02/15/43	97,416,200	102,000,053
Citigroup Global Markets, Inc.	2.90	%(a)	09/28/18	10/01/18	220,000	220,000	221,683,611	Corporate Debt/Obligations, 2.75% to 6.41%, due 10/25/23 to 09/25/64	417,563,066	235,400,000

Total Citigroup Global Markets, Inc.						$325,000				$342,500,055

Credit Agricole SA	2.24%		09/28/18	10/01/18	5,000	5,000	5,000,933	U.S. Government Sponsored Agency Obligations, 2.00% to 2.75%, due 3/31/23 to 8/15/25	5,182,933	5,100,000
Credit Agricole SA	2.26%		09/28/18	10/01/18	250,000	250,000	250,047,083	U.S. Government Sponsored Agency Obligations, 2.13% to 3.00%, due 5/15/25 to 11/15/45	266,130,800	255,000,049

Total Credit Agricole SA						$255,000				$260,100,049

Credit Suisse Securities (USA) LLC	2.71	%(a)	09/28/18	11/02/18	486,000	486,000	487,280,475	Corporate Debt Obligations, 0.01% to 14.97%, due 3/15/19 to 9/17/58	6,358,982,076	560,845,106
Credit Suisse Securities (USA) LLC	2.71	%(a)	09/28/18	11/02/18	100,000	100,000	100,263,472	Corporate Debt Obligations, 0.05% to 13.00%, due 04/15/19 to 11/15/66	114,333,691	112,551,372

Total Credit Suisse Securities (USA) LLC						$586,000				$673,396,478

Deutsche Bank Securities, Inc.	2.25%		09/28/18	10/01/18	1,600,000	1,600,000	1,600,300,000	U.S Government Sponsored Agency Obligations, 0.13% to 6.00%, due 4/15/19 to 8/15/47	1,518,155,600	1,632,000,001

5

Schedule of Investments (unaudited) (continued) September 30, 2018	Money Market Master Portfolio

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
Federal Reserve Bank of New York	2.00%		09/28/18	10/01/18	200,000	200,000	200,033,333	U.S Government Sponsored Agency Obligations, 2.13%, due 1/31/21	202,748,800	200,033,371
HSBC Securities (USA), Inc.	2.29	%(a)	09/28/18	10/01/18	212,500	212,500	212,540,552	Corporate Debt Obligations, 1.95% to 6.40%, due 06/07/19 to 10/15/48	228,400,897	223,125,001
HSBC Securities (USA), Inc.	2.37	%(a)	09/28/18	10/01/18	325,000	325,000	325,064,188	Corporate Debt Obligations, 2.70% to 9.50%, due 12/01/18 to 5/15/53	355,487,465	358,061,541
HSBC Securities (USA), Inc.	2.77	%(a)	09/28/18	12/28/18	31,000	31,000	31,217,060	Corporate Debt Obligations, 7.88% to 10.63%, due 2/15/21 to 5/01/24	32,092,000	35,650,708

Total HSBC Securities (USA), Inc.						$568,500				$616,837,250

J.P. Morgan Securities LLC	2.25%		09/28/18	10/01/18	500,000	500,000	500,093,750	U.S. Government Sponsored Agency Obligations, 1.44% to 8.00%, due 6/15/20 to 6/15/58	642,134,652	510,977,077
J.P. Morgan Securities LLC	2.26%		09/28/18	10/01/18	990,000	990,000	990,186,450	U.S. Government Sponsored Agency Obligations, 1.38% to 6.50%, due 6/30/20 to 9/20/48	1,315,023,148	1,012,073,995
J.P. Morgan Securities LLC	2.61%		08/15/18	11/13/18	135,000	135,000	135,880,875	Corporate Debt Obligations, 0.00% to 10.00%, due 4/01/19 to 6/15/76	1,535,678,610	147,452,346
J.P. Morgan Securities LLC	2.26	%(a)	09/28/18	10/05/18	$498,000	$498,000	498,218,843	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 11/25/23 to 1/16/60	6,322,032,813	521,592,537
J.P. Morgan Securities LLC	2.27	%(a)	09/28/18	10/01/18	285,000	285,000	285,053,913	Corporate Debt Obligations, 0.00%, due 10/04/18	296,671,750	295,482,399
J.P. Morgan Securities LLC	2.29	%(a)	09/28/18	10/01/18	116,000	116,000	116,022,137	Corporate Debt Obligations, 0.00%, due 10/04/18	119,949,823	119,530,418
J.P. Morgan Securities LLC	2.35	%(a)	09/28/18	10/01/18	90,000	90,000	90,017,625	Corporate Debt Obligations, 1.39% to 3.50%, due 10/25/48 to 11/18/59	126,306,496	96,300,000
J.P. Morgan Securities LLC	2.52	%(a)	09/28/18	10/01/18	90,000	90,000	90,018,900	Corporate Debt Obligations, 2.60% to 13.50%, due 6/15/19 to 12/31/00	100,912,982	99,531,138
J.P. Morgan Securities LLC	2.70	%(a)	09/28/18	12/28/18	175,000	175,000	176,194,375	Corporate Debt Obligations, 0.52% to 12.50%, due 3/01/19 to 1/22/78	462,093,380	192,495,416
J.P. Morgan Securities LLC	2.78	%(a)	09/28/18	12/28/18	345,000	345,000	347,424,392	Corporate Debt Obligations, 0.00% to 10.08%, due 7/17/23 to 7/25/56	1,048,652,790	402,365,342
J.P. Morgan Securities LLC	2.90	%(a)	09/28/18	12/28/18	205,000	205,000	206,502,764	Corporate Debt Obligations, 0.00% to 9.49%, due 11/15/21 to 1/28/55	610,737,456	239,512,052

Total J.P. Morgan Securities LLC						$3,429,000				$3,637,312,720

6

Schedule of Investments (unaudited) (continued) September 30, 2018	Money Market Master Portfolio

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.27	%(a)	09/28/18	10/01/18	115,000	115,000	115,021,754	U.S. Government Sponsored Agency Obligations, 4.00%, due 5/01/48	117,589,506	118,450,001
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.29	%(a)	09/28/18	10/01/18	399,000	399,000	399,076,143	Corporate Debt Obligations, 0.00% to 8.00%, due 10/02/18 to 3/15/57	418,373,081	416,131,075
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.57	%(a)	09/28/18	11/02/18	165,000	165,000	165,412,271	Corporate Debt Obligations, 0.00% to 9.41%, due 12/16/19 to 5/28/69	2,185,557,603	176,550,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.87	%(a)	09/28/18	12/02/18	180,000	180,000	180,932,750	Corporate Debt Obligations, 4.37% to 8.12%, due 7/25/25 to 12/25/30	205,280,751	216,000,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$859,000				$927,131,077

Mizuho Security USA, Inc.	2.32	%(a)	09/28/18	10/01/18	45,000	45,000	45,008,700	Corporate Debt Obligations, 2.89% to 8.25%, due 6/06/22 to 1/24/39	50,359,741	48,565,408
Mizuho Security USA, Inc.	2.57	%(a)	09/28/18	10/01/18	30,000	30,000	30,006,425	U.S. Government Sponsored Agency Obligations, 3.56% to 3.59%, due 7/01/28 to 9/01/28	30,880,500	30,900,000
Mizuho Security USA, Inc.	2.79	%(a)	09/28/18	11/02/18	44,000	44,000	44,119,350	Corporate Debt Obligations, 0.00% to 5.54%, due 2/25/20 to 8/25/50	1,471,733,361	46,460,590

Total Mizuho Security USA, Inc.						$119,000				$125,925,998

Scotia Capital (USA), Inc.	2.37	%(a)	09/28/18	10/01/18	160,000	160,000	160,031,600	Corporate Debt Obligations, 1.63% to 4.40%, due 11/13/18 to 9/22/21	167,255,000	168,000,775
TD Securities (USA) LLC	2.42	%(a)	09/28/18	11/02/18	$50,000	$50,000	50,117,639	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 3/01/27 to 7/20/48	93,521,732	51,446,146
TD Securities (USA) LLC	2.29	%(a)	09/28/18	10/01/18	75,000	75,000	75,014,313	U.S. Government Sponsored Agency Obligations, 2.50% to 6.50%, due 1/01/20 to 5/20/48	361,429,508	76,963,322

Total TD Securities (USA) LLC						$125,000				$296,410,243

Wells Fargo Securities LLC	2.26%		09/28/18	10/01/18	200,000	200,000	200,037,667	U.S. Government Sponsored Agency Obligations, 4.00% to 5.00%, due 4/20/48 to 9/20/48	199,631,006	204,000,001
Wells Fargo Securities LLC	2.27%		09/28/18	10/01/18	93,000	93,000	93,017,593	Corporate Debt Obligations, 0.00% to 5.00%, due 10/02/18 to 9/15/48	96,808,027	97,650,541
Wells Fargo Securities LLC	2.54%		07/13/18	10/11/18	50,000	50,000	50,317,500	Corporate Debt Obligations, 0.12% to 7.75%, due 11/15/20 to 10/10/47	2,829,284,920	53,500,000
Wells Fargo Securities LLC	2.27	%(a)	09/28/18	10/01/18	100,000	100,000	100,018,917	Corporate Debt Obligations, 0.00% to 4.50%, due 10/03/18 to 5/15/58	105,437,436	104,915,615

7

Schedule of Investments (unaudited) (continued) September 30, 2018	Money Market Master Portfolio

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
Wells Fargo Securities LLC	2.32	%(a)	09/28/18	10/01/18	633,000	633,000	633,122,380	Corporate Debt Obligations, 0.00% to 8.25%, due 10/12/18 to 3/25/57	2,920,899,650	676,761,826

Total Wells Fargo Securities LLC						$1,076,000				$1,136,827,983

Total						$10,977,500				$11,604,721,291

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$50,744,929,148	$—	$50,744,929,148

(a)	See above Schedule of Investments for values in each security type.

During the period ended September 30, 2018, there were no transfers between levels.

8

Schedule of Investments (unaudited) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.2%

Aerospace & Defense — 2.7%
Arconic, Inc.	304,155	$6,694,452
Boeing Co.	376,421	139,990,970
General Dynamics Corp.	196,212	40,168,521
Harris Corp.	82,383	13,940,027
Huntington Ingalls Industries, Inc.	31,049	7,951,028
L3 Technologies, Inc.	55,185	11,733,435
Lockheed Martin Corp.	174,552	60,388,010
Northrop Grumman Corp.	122,250	38,798,482
Raytheon Co.	200,991	41,536,800
Rockwell Collins, Inc.	115,799	16,266,285
Textron, Inc.	175,011	12,508,036
TransDigm Group, Inc.(a)	34,112	12,699,898
United Technologies Corp.	529,862	74,080,006

		476,755,950
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	97,607	9,557,677
Expeditors International of Washington, Inc.	121,392	8,925,954
FedEx Corp.	171,399	41,271,165
United Parcel Service, Inc., Class B	488,508	57,033,309

		116,788,105
Airlines — 0.5%
Alaska Air Group, Inc.	86,618	5,964,515
American Airlines Group, Inc.	286,827	11,854,560
Delta Air Lines, Inc.	443,223	25,631,586
Southwest Airlines Co.	363,334	22,690,208
United Continental Holdings, Inc.(a)	161,327	14,367,783

		80,508,652
Auto Components — 0.1%
Aptiv PLC	186,514	15,648,524
BorgWarner, Inc.	147,151	6,295,120
Goodyear Tire & Rubber Co.	162,653	3,804,454

		25,748,098
Automobiles — 0.3%
Ford Motor Co.	2,756,415	25,496,839
General Motors Co.	924,422	31,125,289
Harley-Davidson, Inc.	117,341	5,315,547

		61,937,675
Banks — 5.7%
Bank of America Corp.	6,544,356	192,796,728
BB&T Corp.	545,615	26,484,152
Citigroup, Inc.	1,773,004	127,195,307
Citizens Financial Group, Inc.	335,314	12,933,061
Comerica, Inc.	120,754	10,892,011
Fifth Third Bancorp	469,454	13,107,156
Huntington Bancshares, Inc.	777,952	11,607,044
JPMorgan Chase & Co.	2,367,817	267,184,470
KeyCorp	741,183	14,742,130
M&T Bank Corp.	101,213	16,653,587

Security	Shares	Value
Banks (continued)
People’s United Financial, Inc.	250,989	$4,296,932
PNC Financial Services Group, Inc.(e)	327,111	44,549,247
Regions Financial Corp.	776,714	14,252,702
SunTrust Banks, Inc.	324,595	21,679,700
SVB Financial Group(a)	37,898	11,779,835
U.S. Bancorp	1,078,836	56,973,329
Wells Fargo & Co.	3,053,767	160,505,993
Zions Bancorporation(b)	137,026	6,871,854

		1,014,505,238
Beverages — 1.7%
Brown-Forman Corp., Class B	118,737	6,002,155
Coca-Cola Co.	2,696,649	124,558,217
Constellation Brands, Inc., Class A	118,264	25,500,084
Molson Coors Brewing Co., Class B	131,869	8,109,943
Monster Beverage Corp.(a)	280,271	16,334,194
PepsiCo, Inc.	996,421	111,399,868

		291,904,461
Biotechnology — 2.5%
AbbVie, Inc.	1,066,839	100,901,633
Alexion Pharmaceuticals, Inc.(a)	157,839	21,941,199
Amgen, Inc.	456,017	94,527,764
Biogen, Inc.(a)	141,921	50,142,108
Celgene Corp.(a)	496,362	44,419,435
Gilead Sciences, Inc.	912,605	70,462,232
Incyte Corp.(a)	121,902	8,420,990
Regeneron Pharmaceuticals, Inc.(a)	54,590	22,056,544
Vertex Pharmaceuticals, Inc.(a)	180,048	34,702,452

		447,574,357
Building Products — 0.3%
Allegion PLC	65,711	5,951,445
AO Smith Corp.	102,810	5,486,970
Fortune Brands Home & Security, Inc.	101,821	5,331,347
Johnson Controls International PLC	651,628	22,806,980
Masco Corp.	214,823	7,862,522

		47,439,264
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	37,640	5,146,141
Ameriprise Financial, Inc.	100,053	14,773,826
Bank of New York Mellon Corp.	648,125	33,047,894
BlackRock, Inc.(e)	86,463	40,752,606
Cboe Global Markets, Inc.	78,779	7,559,633
Charles Schwab Corp.	847,150	41,637,423
CME Group, Inc.	239,954	40,842,570
E*Trade Financial Corp.(a)	182,019	9,535,975
Franklin Resources, Inc.	215,368	6,549,341
Goldman Sachs Group, Inc.	247,463	55,491,103
Intercontinental Exchange, Inc.	403,999	30,255,485
Invesco Ltd.	290,063	6,636,641
Moody’s Corp.	118,126	19,750,667
Morgan Stanley	934,225	43,506,858
MSCI, Inc.	61,813	10,966,244

1

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Nasdaq, Inc.	81,206	$6,967,475
Northern Trust Corp.	157,307	16,065,764
Raymond James Financial, Inc.	92,503	8,514,901
S&P Global, Inc.	177,187	34,620,568
State Street Corp.	267,306	22,394,897
T. Rowe Price Group, Inc.	171,607	18,736,052

		473,752,064
Chemicals — 1.8%
Air Products & Chemicals, Inc.	153,762	25,685,942
Albemarle Corp.	77,315	7,714,491
CF Industries Holdings, Inc.	163,850	8,919,994
DowDuPont, Inc.	1,625,598	104,542,207
Eastman Chemical Co.	99,671	9,540,508
Ecolab, Inc.	179,115	28,081,650
FMC Corp.	93,297	8,133,632
International Flavors & Fragrances, Inc.	55,478	7,718,099
LyondellBasell Industries NV, Class A	226,266	23,194,528
Mosaic Co.	250,373	8,132,115
PPG Industries, Inc.	170,507	18,607,429
Praxair, Inc.	202,757	32,589,133
Sherwin-Williams Co.	57,926	26,368,494

		309,228,222
Commercial Services & Supplies — 0.4%
Cintas Corp.	60,649	11,996,979
Copart, Inc.(a)	145,706	7,508,230
Iron Mountain, Inc.	201,596	6,959,094
Republic Services, Inc.	154,326	11,213,327
Rollins, Inc.	69,148	4,196,592
Stericycle, Inc.(a)	60,510	3,550,727
Waste Management, Inc.	277,877	25,108,966

		70,533,915
Communications Equipment — 1.1%
Arista Networks, Inc.(a)(b)	36,373	9,670,126
Cisco Systems, Inc.	3,220,605	156,682,433
F5 Networks, Inc.(a)	42,885	8,552,127
Juniper Networks, Inc.	242,731	7,274,648
Motorola Solutions, Inc.	114,321	14,877,735

		197,057,069
Construction & Engineering — 0.1%
Fluor Corp.	97,558	5,668,120
Jacobs Engineering Group, Inc.	82,569	6,316,529
Quanta Services, Inc.(a)	106,693	3,561,412

		15,546,061
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	44,503	8,097,321

Security	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	92,122	$10,243,966

		18,341,287
Consumer Finance — 0.7%
American Express Co.	497,438	52,972,172
Capital One Financial Corp.	337,061	31,997,201
Discover Financial Services	241,752	18,481,940
Synchrony Financial	480,083	14,920,980

		118,372,293
Containers & Packaging — 0.3%
Avery Dennison Corp.	61,588	6,673,060
Ball Corp.	241,647	10,630,051
International Paper Co.	288,064	14,158,346
Packaging Corp. of America	65,470	7,181,404
Sealed Air Corp.	113,392	4,552,689
WestRock Co.	179,732	9,604,878

		52,800,428
Distributors — 0.1%
Genuine Parts Co.	101,839	10,122,797
LKQ Corp.(a)	229,399	7,265,066

		17,387,863
Diversified Consumer Services — 0.0%
H&R Block, Inc.	139,724	3,597,893

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(a)	1,373,415	294,061,886
Jefferies Financial Group, Inc.	207,622	4,559,379

		298,621,265
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	5,116,239	171,803,306
CenturyLink, Inc.	669,654	14,196,665
Verizon Communications, Inc.	2,911,040	155,420,425

		341,420,396
Electric Utilities — 1.7%
Alliant Energy Corp.	164,698	7,011,194
American Electric Power Co., Inc.	349,609	24,780,286
Duke Energy Corp.	501,870	40,159,638
Edison International	229,541	15,535,335
Entergy Corp.	127,416	10,337,260
Evergy, Inc.	191,410	10,512,237
Eversource Energy	223,253	13,716,664
Exelon Corp.	680,503	29,710,761
FirstEnergy Corp.	342,412	12,727,454
NextEra Energy, Inc.	332,256	55,686,106
PG&E Corp.(a)	367,842	16,924,411
Pinnacle West Capital Corp.	78,888	6,246,352
PPL Corp.	492,863	14,421,171
Southern Co.	711,109	31,004,352
Xcel Energy, Inc.	358,663	16,932,480

		305,705,701

2

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Electrical Equipment — 0.5%
AMETEK, Inc.	163,377	$12,926,388
Eaton Corp. PLC	305,269	26,475,980
Emerson Electric Co.	442,288	33,870,415
Rockwell Automation, Inc.	86,997	16,313,678

		89,586,461
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	211,710	19,904,974
Corning, Inc.	570,673	20,144,757
FLIR Systems, Inc.	97,238	5,977,220
IPG Photonics Corp.(a)(b)	26,137	4,079,201
TE Connectivity Ltd.	247,173	21,733,922

		71,840,074
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	291,477	9,860,667
Halliburton Co.	617,978	25,046,648
Helmerich & Payne, Inc.	76,154	5,237,111
National Oilwell Varco, Inc.	272,553	11,741,583
Schlumberger Ltd.	975,142	59,405,651
TechnipFMC PLC	298,312	9,322,250

		120,613,910
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	74,508	9,372,361
American Tower Corp.	310,286	45,084,556
Apartment Investment & Management Co., Class A	110,203	4,863,258
AvalonBay Communities, Inc.	97,378	17,640,025
Boston Properties, Inc.	108,792	13,391,207
Crown Castle International Corp.	292,264	32,537,751
Digital Realty Trust, Inc.(b)	145,200	16,332,096
Duke Realty Corp.	247,834	7,031,051
Equinix, Inc.	56,015	24,248,333
Equity Residential	259,463	17,192,018
Essex Property Trust, Inc.	47,136	11,628,923
Extra Space Storage, Inc.	87,922	7,617,562
Federal Realty Investment Trust	51,446	6,506,376
HCP, Inc.	326,835	8,602,297
Host Hotels & Resorts, Inc.	522,528	11,025,341
Kimco Realty Corp.(b)	300,608	5,032,178
Macerich Co.	72,497	4,008,359
Mid-America Apartment Communities, Inc.	80,182	8,032,633
Prologis, Inc.	443,347	30,054,493
Public Storage	105,570	21,286,079
Realty Income Corp.	205,217	11,674,795
Regency Centers Corp.(b)	119,371	7,719,723
SBA Communications Corp.(a)	80,910	12,996,573
Simon Property Group, Inc.	217,112	38,374,546
SL Green Realty Corp.	61,973	6,044,227

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc.	191,729	$7,751,603
Ventas, Inc.	251,119	13,655,851
Vornado Realty Trust	121,964	8,903,372
Welltower, Inc.	262,102	16,858,401
Weyerhaeuser Co.	534,451	17,246,734

		442,712,722
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	308,962	72,568,995
Kroger Co.	561,276	16,338,744
Sysco Corp.	337,684	24,735,353
Walgreens Boots Alliance, Inc.	594,300	43,324,470
Walmart, Inc.	1,011,046	94,947,330

		251,914,892
Food Products — 1.0%
Archer-Daniels-Midland Co.	396,819	19,948,091
Campbell Soup Co.	132,647	4,858,860
Conagra Brands, Inc.	275,076	9,344,332
General Mills, Inc.	422,038	18,113,871
Hershey Co.	97,182	9,912,564
Hormel Foods Corp.	191,553	7,547,188
J.M. Smucker Co.	78,951	8,101,162
Kellogg Co.	178,001	12,463,630
Kraft Heinz Co.	438,083	24,142,754
McCormick & Co., Inc.	85,445	11,257,379
Mondelez International, Inc., Class A	1,036,943	44,547,071
Tyson Foods, Inc., Class A	208,969	12,439,924

		182,676,826
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	1,235,956	90,669,732
ABIOMED, Inc.(a)	31,617	14,219,746
Align Technology, Inc.(a)	51,612	20,191,647
Baxter International, Inc.	350,054	26,985,663
Becton Dickinson & Co.	188,505	49,199,805
Boston Scientific Corp.(a)	974,301	37,510,588
Cooper Cos., Inc.(b)	34,133	9,459,961
Danaher Corp.	433,834	47,140,402
DENTSPLY SIRONA, Inc.	156,321	5,899,554
Edwards Lifesciences Corp.(a)	147,517	25,682,710
Hologic, Inc.(a)	191,717	7,856,563
IDEXX Laboratories, Inc.(a)	61,499	15,353,840
Intuitive Surgical, Inc.(a)	80,138	45,999,212
Medtronic PLC	951,465	93,595,612
ResMed, Inc.	100,562	11,598,821
Stryker Corp.	218,692	38,857,195
Varian Medical Systems, Inc.(a)	63,871	7,149,081
Zimmer Biomet Holdings, Inc.	144,443	18,989,921

		566,360,053
Health Care Providers & Services — 3.3%
Aetna, Inc.	230,449	46,746,580
AmerisourceBergen Corp.	112,126	10,340,260
Anthem, Inc.	183,143	50,190,339

3

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services (continued)
Cardinal Health, Inc.	218,358	$11,791,332
Centene Corp.(a)	144,219	20,880,027
Cigna Corp.	171,612	35,738,199
CVS Health Corp.	717,249	56,461,841
DaVita, Inc.(a)	89,364	6,401,143
Envision Healthcare Corp.(a)	85,337	3,902,461
Express Scripts Holding Co.(a)	396,103	37,633,746
HCA Healthcare, Inc.	190,162	26,455,338
Henry Schein, Inc.(a)(b)	107,192	9,114,536
Humana, Inc.	96,664	32,722,697
Laboratory Corp. of America Holdings(a)	71,796	12,469,529
McKesson Corp.	140,302	18,611,060
Quest Diagnostics, Inc.	96,285	10,390,114
UnitedHealth Group, Inc.	678,083	180,397,201
Universal Health Services, Inc., Class B	60,821	7,775,357
WellCare Health Plans, Inc.(a)	35,208	11,283,812

		589,305,572
Health Care Technology — 0.1%
Cerner Corp.(a)	231,791	14,929,658

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	284,109	18,117,631
Chipotle Mexican Grill, Inc.(a)(b)	17,238	7,835,016
Darden Restaurants, Inc.	86,188	9,583,244
Hilton Worldwide Holdings, Inc.	210,079	16,970,182
Marriott International, Inc., Class A	202,902	26,789,151
McDonald’s Corp.	546,568	91,435,361
MGM Resorts International	362,764	10,124,743
Norwegian Cruise Line Holdings Ltd.(a)	141,865	8,147,307
Royal Caribbean Cruises Ltd.	120,724	15,686,876
Starbucks Corp.	950,471	54,024,772
Wynn Resorts Ltd.	68,888	8,752,909
Yum! Brands, Inc.	223,584	20,326,021

		287,793,213
Household Durables — 0.3%
D.R. Horton, Inc.	241,745	10,196,804
Garmin Ltd.	85,465	5,986,823
Leggett & Platt, Inc.	91,701	4,015,587
Lennar Corp., Class A	205,527	9,596,056
Mohawk Industries, Inc.(a)	44,676	7,833,936
Newell Brands, Inc.	306,256	6,216,997
PulteGroup, Inc.	179,788	4,453,349
Whirlpool Corp.	45,867	5,446,706

		53,746,258
Household Products — 1.4%
Church & Dwight Co., Inc.	172,895	10,264,776
Clorox Co.	90,239	13,572,848
Colgate-Palmolive Co.	613,173	41,051,932
Kimberly-Clark Corp.	244,938	27,834,754
Procter & Gamble Co.	1,753,667	145,957,705

		238,682,015

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	467,900	$6,550,600
NRG Energy, Inc.	213,772	7,995,073

		14,545,673
Industrial Conglomerates — 1.5%
3M Co.	413,282	87,082,650
General Electric Co.	6,123,058	69,129,325
Honeywell International, Inc.	523,392	87,092,429
Roper Technologies, Inc.	72,779	21,557,867

		264,862,271
Insurance — 2.3%
Aflac, Inc.	540,932	25,461,669
Allstate Corp.	243,928	24,075,694
American International Group, Inc.	625,930	33,324,513
Aon PLC	170,956	26,289,614
Arthur J Gallagher & Co.	128,654	9,577,004
Assurant, Inc.	36,323	3,921,068
Brighthouse Financial, Inc.(a)	81,802	3,618,920
Chubb Ltd.	326,633	43,651,234
Cincinnati Financial Corp.	106,570	8,185,642
Everest Re Group Ltd.	28,912	6,605,525
Hartford Financial Services Group, Inc.	252,514	12,615,599
Lincoln National Corp.	152,922	10,346,703
Loews Corp.	195,902	9,840,157
Marsh & McLennan Cos., Inc.	356,361	29,478,182
MetLife, Inc.	700,885	32,745,347
Principal Financial Group, Inc.	187,539	10,987,910
Progressive Corp.	410,448	29,158,226
Prudential Financial, Inc.	293,786	29,766,398
Torchmark Corp.	73,043	6,332,098
Travelers Cos., Inc.	189,419	24,569,538
Unum Group	152,035	5,940,007
Willis Towers Watson PLC	92,130	12,984,802

		399,475,850
Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc.(a)	288,644	578,153,932
Booking Holdings, Inc.(a)	33,445	66,354,880
Expedia Group, Inc.	83,758	10,928,744
Netflix, Inc.(a)	306,790	114,779,343
TripAdvisor, Inc.(a)	73,445	3,750,836

		773,967,735
Internet Software & Services — 4.8%
Akamai Technologies, Inc.(a)	119,638	8,751,520
Alphabet, Inc., Class A(a)	210,591	254,200,184
Alphabet, Inc., Class C(a)	216,920	258,887,512
eBay, Inc.(a)	652,932	21,559,815
Facebook, Inc., Class A(a)	1,699,082	279,431,026

4

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet Software & Services (continued)
Twitter, Inc.(a)(b)	507,223	$14,435,567
VeriSign, Inc.(a)	75,587	12,102,990

		849,368,614
IT Services — 4.6%
Accenture PLC, Class A	451,496	76,844,619
Alliance Data Systems Corp.	33,307	7,865,781
Automatic Data Processing, Inc.	308,658	46,502,414
Broadridge Financial Solutions, Inc.	82,380	10,870,041
Cognizant Technology Solutions Corp., Class A	408,788	31,537,994
DXC Technology Co.	198,084	18,524,816
Fidelity National Information Services, Inc.	231,662	25,267,374
Fiserv, Inc.(a)	285,280	23,501,366
FleetCor Technologies, Inc.(a)	62,283	14,190,559
Gartner, Inc.(a)(b)	63,983	10,141,306
Global Payments, Inc.	111,445	14,198,093
International Business Machines Corp.	643,065	97,237,859
Mastercard, Inc., Class A	642,362	142,996,205
Paychex, Inc.	225,536	16,610,726
PayPal Holdings, Inc.(a)	833,924	73,251,884
Total System Services, Inc.	118,236	11,674,623
Visa, Inc., Class A	1,251,167	187,787,655
Western Union Co.	317,959	6,060,299

		815,063,614
Leisure Products — 0.1%
Hasbro, Inc.	82,277	8,648,958
Mattel, Inc.(a)	243,018	3,815,383

		12,464,341
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	226,280	15,961,791
Illumina, Inc.(a)	103,274	37,907,754
IQVIA Holdings, Inc.(a)	114,182	14,813,973
Mettler-Toledo International, Inc.(a)	17,764	10,817,921
PerkinElmer, Inc.	78,015	7,588,519
Thermo Fisher Scientific, Inc.	283,779	69,264,778
Waters Corp.(a)	54,295	10,570,151

		166,924,887
Machinery — 1.5%
Caterpillar, Inc.	419,769	64,010,575
Cummins, Inc.	105,852	15,461,802
Deere & Co.	227,537	34,205,637
Dover Corp.	104,061	9,212,520
Flowserve Corp.	92,189	5,041,816
Fortive Corp.(b)	218,056	18,360,315
Illinois Tool Works, Inc.	217,362	30,674,125
Ingersoll-Rand PLC	171,705	17,565,422
PACCAR, Inc.	246,965	16,840,543
Parker-Hannifin Corp.	93,251	17,151,656
Pentair PLC	113,690	4,928,462
Snap-on, Inc.	39,220	7,200,792

Security	Shares	Value
Machinery (continued)
Stanley Black & Decker, Inc.	107,799	$15,786,086
Xylem, Inc.	127,011	10,144,369

		266,584,120
Media — 2.2%
CBS Corp., Class B	238,498	13,701,710
Charter Communications, Inc., Class A(a)	125,782	40,989,838
Comcast Corp., Class A	3,218,417	113,964,146
Discovery, Inc., Class A(a)(b)	110,078	3,522,496
Discovery, Inc., Class C(a)	253,393	7,495,365
DISH Network Corp., Class A(a)(b)	161,393	5,771,414
Interpublic Group of Cos., Inc.	267,707	6,122,459
News Corp., Class A	271,386	3,579,581
News Corp., Class B	87,199	1,185,907
Omnicom Group, Inc.	158,076	10,752,330
Twenty-First Century Fox, Inc., Class A	742,604	34,404,843
Twenty-First Century Fox, Inc., Class B	343,171	15,724,095
Viacom, Inc., Class B	244,892	8,267,554
Walt Disney Co.	1,047,795	122,529,147

		388,010,885
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	1,020,855	14,210,302
Newmont Mining Corp.	375,791	11,348,888
Nucor Corp.	222,871	14,141,165

		39,700,355
Multi-Utilities — 0.9%
Ameren Corp.	171,932	10,869,541
CenterPoint Energy, Inc.	304,039	8,406,678
CMS Energy Corp.	199,566	9,778,734
Consolidated Edison, Inc.	219,179	16,699,248
Dominion Energy, Inc.	458,893	32,251,000
DTE Energy Co.	128,063	13,975,515
NiSource, Inc.	255,768	6,373,739
Public Service Enterprise Group, Inc.	356,011	18,793,821
SCANA Corp.	100,482	3,907,745
Sempra Energy	192,657	21,914,734
WEC Energy Group, Inc.	222,300	14,840,748

		157,811,503
Multiline Retail — 0.5%
Dollar General Corp.	187,075	20,447,298
Dollar Tree, Inc.(a)	167,597	13,667,535
Kohl’s Corp.	116,422	8,679,260
Macy’s, Inc.	216,269	7,511,022
Nordstrom, Inc.	80,755	4,829,957
Target Corp.	370,826	32,710,561

		87,845,633
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	360,768	24,319,371
Andeavor	97,954	15,035,939
Apache Corp.	269,470	12,845,635

5

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	312,879	$7,046,035
Chevron Corp.	1,349,968	165,074,087
Cimarex Energy Co.	66,695	6,198,633
Concho Resources, Inc.(a)	141,090	21,551,497
ConocoPhillips	818,722	63,369,083
Devon Energy Corp.	360,552	14,400,447
EOG Resources, Inc.	408,498	52,112,090
EQT Corp.	185,994	8,226,515
Exxon Mobil Corp.	2,982,812	253,598,676
Hess Corp.	177,355	12,695,071
HollyFrontier Corp.	114,190	7,981,881
Kinder Morgan, Inc.	1,338,756	23,736,144
Marathon Oil Corp.	601,765	14,009,089
Marathon Petroleum Corp.	317,743	25,409,908
Newfield Exploration Co.(a)	136,402	3,932,470
Noble Energy, Inc.	335,333	10,459,036
Occidental Petroleum Corp.	539,397	44,322,251
ONEOK, Inc.	290,576	19,698,147
Phillips 66	300,916	33,919,252
Pioneer Natural Resources Co.	120,051	20,911,684
Valero Energy Corp.	301,876	34,338,395
Williams Cos., Inc.	852,028	23,166,641

		918,357,977
Personal Products — 0.1%
Coty, Inc., Class A	319,559	4,013,661
Estee Lauder Cos., Inc., Class A	157,914	22,948,063

		26,961,724
Pharmaceuticals — 4.7%
Allergan PLC	224,797	42,819,333
Bristol-Myers Squibb Co.	1,149,693	71,372,942
Eli Lilly & Co.	673,417	72,264,378
Johnson & Johnson	1,890,061	261,149,728
Merck & Co., Inc.	1,873,694	132,919,852
Mylan NV(a)	364,046	13,324,084
Nektar Therapeutics(a)(b)	121,508	7,407,128
Perrigo Co. PLC	87,898	6,223,178
Pfizer, Inc.	4,129,986	182,008,483
Zoetis, Inc.	339,629	31,096,431

		820,585,537
Professional Services — 0.3%
Equifax, Inc.	84,833	11,076,645
IHS Markit Ltd.(a)	251,327	13,561,605
Nielsen Holdings PLC	250,968	6,941,775
Robert Half International, Inc.	87,145	6,133,265
Verisk Analytics, Inc.(a)	116,040	13,988,622

		51,701,912

Security	Shares	Value
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)(b)	222,638	$9,818,336

Road & Rail — 1.0%
CSX Corp.	574,799	42,563,866
JB Hunt Transport Services, Inc.	61,628	7,330,034
Kansas City Southern	71,757	8,128,633
Norfolk Southern Corp.	198,158	35,767,519
Union Pacific Corp.	520,990	84,832,802

		178,622,854
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.(a)	604,401	18,669,947
Analog Devices, Inc.	261,565	24,184,300
Applied Materials, Inc.	692,539	26,766,632
Broadcom, Inc.	304,129	75,037,748
Intel Corp.	3,248,551	153,623,977
KLA-Tencor Corp.	111,580	11,348,802
Lam Research Corp.	111,019	16,841,582
Microchip Technology, Inc.	165,956	13,095,588
Micron Technology, Inc.(a)	817,222	36,962,951
NVIDIA Corp.	428,349	120,374,636
Qorvo, Inc.(a)(b)	88,860	6,832,445
QUALCOMM, Inc.	990,852	71,371,070
Skyworks Solutions, Inc.	126,097	11,438,259
Texas Instruments, Inc.	684,598	73,450,520
Xilinx, Inc.	178,183	14,284,931

		674,283,388
Software — 6.4%
Activision Blizzard, Inc.	537,134	44,684,178
Adobe Systems, Inc.(a)	345,424	93,247,209
ANSYS, Inc.(a)	59,390	11,086,925
Autodesk, Inc.(a)	154,531	24,123,835
CA, Inc.	220,959	9,755,340
Cadence Design Systems, Inc.(a)	199,244	9,029,738
Citrix Systems, Inc.(a)	90,795	10,092,772
Electronic Arts, Inc.(a)	214,751	25,875,348
Intuit, Inc.	182,240	41,441,376
Microsoft Corp.	5,402,428	617,875,690
Oracle Corp.	1,991,416	102,677,409
Red Hat, Inc.(a)	124,964	17,030,094
salesforce.com, Inc.(a)	533,112	84,780,801
Symantec Corp.	434,900	9,254,672
Synopsys, Inc.(a)	104,684	10,322,889
Take-Two Interactive Software, Inc.(a)	79,526	10,973,793

		1,122,252,069
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	52,192	8,785,479
AutoZone, Inc.(a)	18,625	14,447,413

6

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Best Buy Co., Inc.	171,300	$13,594,368
CarMax, Inc.(a)(b)	124,393	9,288,425
Foot Locker, Inc.	82,994	4,231,034
Gap, Inc.	154,199	4,448,641
Home Depot, Inc.	806,070	166,977,401
L Brands, Inc.	164,684	4,989,925
Lowe’s Cos., Inc.	571,367	65,604,359
O’Reilly Automotive, Inc.(a)	56,758	19,713,189
Ross Stores, Inc.	266,503	26,410,447
Tiffany & Co.	76,755	9,899,092
TJX Cos., Inc.	441,786	49,488,868
Tractor Supply Co.	85,814	7,798,776
Ulta Salon Cosmetics & Fragrance, Inc.(a)	40,004	11,285,929

		416,963,346
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	3,232,650	729,738,411
Hewlett Packard Enterprise Co.	1,036,808	16,910,339
HP, Inc.	1,114,842	28,729,478
NetApp, Inc.	182,660	15,688,667
Seagate Technology PLC	184,119	8,718,035
Western Digital Corp.	205,267	12,016,330
Xerox Corp.	156,361	4,218,620

		816,019,880
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands, Inc.	249,729	4,602,505
Michael Kors Holdings Ltd.(a)	106,017	7,268,525
NIKE, Inc., Class B	902,133	76,428,708
PVH Corp.	53,539	7,731,032
Ralph Lauren Corp.	39,043	5,370,365
Tapestry, Inc.	202,930	10,201,291

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A(a)	132,321	$2,807,852
Under Armour, Inc., Class C(a)	129,390	2,517,929
VF Corp.	229,039	21,403,695

		138,331,902
Tobacco — 1.0%
Altria Group, Inc.	1,327,522	80,062,852
Philip Morris International, Inc.	1,095,184	89,301,303

		169,364,155
Trading Companies & Distributors — 0.2%
Fastenal Co.	202,162	11,729,439
United Rentals, Inc.(a)	58,109	9,506,633
W.W. Grainger, Inc.	32,034	11,449,272

		32,685,344
Water Utilities — 0.1%
American Water Works Co., Inc.	127,161	11,186,353

Total Long-Term Investments — 98.2% (Cost — $10,635,959,038)		17,319,448,169

Short-Term Securities — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.27%(c)(d)(e)	84,324,807	84,350,105
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.00%(c)(e)	310,107,676	310,107,676

Total Short-Term Securities — 2.3% (Cost — $394,448,684)		394,457,781

Total Investments — 100.5% (Cost — $11,030,407,722)		17,713,905,950
Liabilities in Excess of Other Assets — (0.5)%		(80,643,625)

Net Assets — 100.0%		$17,633,262,325

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.

7

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio

(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	70,033,981	14,290,826	(b)	—	84,324,807	$84,350,105	$247,312	(c)	$5,013	$5,894
BlackRock Cash Funds: Treasury, SL Agency Shares	164,203,034	145,904,642	(b)	—	310,107,676	310,107,676	3,445,614		—	—
BlackRock, Inc.	73,422	13,041		—	86,463	40,752,606	724,661		—	(3,949,586)
PNC Financial Services Group, Inc.	285,955	45,917		(4,761)	327,111	44,549,247	746,944		(27,842)	(2,968,287)

						$479,759,634	$5,164,531		$(22,829)	$(6,911,979)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares value purchased.
(c)

Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini Index	2,260	12/21/18	$329,847	$1,245,264

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

8

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$17,319,448,169	$—	$—	$17,319,448,169
Short-Term Securities	394,457,781	—	—	394,457,781

	$17,713,905,950	$—	$—	$17,713,905,950

Derivative Financial Instruments(b)
Assets:
Equity contracts	$1,245,264	$—	$—	$1,245,264

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

9

Schedule of Investments (unaudited) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.5%

Australia — 4.7%
AGL Energy Ltd.	29,297	$413,273
Alumina Ltd.	105,749	211,692
Amcor Ltd.	48,302	477,379
AMP Ltd.	123,510	284,720
APA Group(a)	54,780	395,039
Aristocrat Leisure Ltd.	22,756	467,339
ASX Ltd.	6,147	282,743
Aurizon Holdings Ltd.	84,172	249,902
AusNet Services	88,260	103,672
Australia & New Zealand Banking Group Ltd.	122,973	2,503,321
Bank of Queensland Ltd.(b)	5,125	40,801
Bendigo & Adelaide Bank Ltd.	16,974	131,825
BHP Billiton Ltd.	134,211	3,343,315
BHP Billiton PLC	91,302	1,992,355
BlueScope Steel Ltd.	9,814	120,366
Boral Ltd.	68,366	341,265
Brambles Ltd.	67,987	535,438
Caltex Australia Ltd.	10,823	233,818
Challenger Ltd.	31,089	251,553
CIMIC Group Ltd.	5,528	205,173
Coca-Cola Amatil Ltd.	17,933	126,418
Cochlear Ltd.	2,486	360,460
Commonwealth Bank of Australia	75,676	3,905,911
Computershare Ltd.	21,967	316,351
Crown Resorts Ltd.	8,556	84,616
CSL Ltd.	19,429	2,823,021
Dexus	50,587	386,462
Domino’s Pizza Enterprises Ltd.(b)	3,497	134,479
Flight Centre Travel Group Ltd.	1,384	53,148
Fortescue Metals Group Ltd.(b)	88,953	252,068
Goodman Group	70,015	525,223
GPT Group	85,677	322,685
Harvey Norman Holdings Ltd.(b)	16,035	40,789
Healthscope Ltd.	82,216	124,720
Incitec Pivot Ltd.	96,223	276,665
Insurance Australia Group Ltd.	103,334	546,297
Lend Lease Group(a)	23,245	330,264
Macquarie Group Ltd.	13,939	1,268,008
Medibank Pvt Ltd.	111,137	233,690
Mirvac Group	177,414	309,233
National Australia Bank Ltd.(b)	113,021	2,269,012
Newcrest Mining Ltd.	33,676	472,888
Oil Search Ltd.	55,471	362,332
Orica Ltd.(b)	17,936	220,627
Origin Energy Ltd.(c)	85,457	509,379
QBE Insurance Group Ltd.	52,381	420,743
Ramsay Health Care Ltd.	7,590	301,133
REA Group Ltd.(b)	2,994	185,755
Santos Ltd.	59,401	311,866
Scentre Group	248,720	714,761
SEEK Ltd.	14,013	209,818
Sonic Healthcare Ltd.	11,936	214,759

Security	Shares	Value
Australia (continued)
South32 Ltd.	233,710	$656,796
Stockland	120,177	361,006
Suncorp Group Ltd.	49,134	513,373
Sydney Airport(a)	56,475	281,104
Tabcorp Holdings Ltd.(b)	86,499	304,328
Telstra Corp. Ltd.	169,713	391,000
TPG Telecom Ltd.(b)	14,159	87,339
Transurban Group(a)	118,554	960,800
Treasury Wine Estates Ltd.	31,088	392,390
Vicinity Centres	174,986	331,991
Wesfarmers Ltd.	49,666	1,788,433
Westpac Banking Corp.	149,815	3,012,879
Woodside Petroleum Ltd.	40,049	1,117,240
Woolworths Group Ltd.	56,474	1,145,395

		42,542,644
Austria — 0.2%
ANDRITZ AG	2,807	163,719
Erste Group Bank AG(c)	12,929	536,770
OMV AG	7,068	396,508
Raiffeisen Bank International AG	4,478	128,884
voestalpine AG	5,074	231,781

		1,457,662
Belgium — 0.7%
Ageas	9,147	491,730
Anheuser-Busch InBev SA	33,373	2,921,326
Colruyt SA(b)	3,569	201,978
Groupe Bruxelles Lambert SA	2,279	238,892
KBC Group NV	11,750	873,712
Proximus SADP	7,301	174,407
Solvay SA	3,386	453,906
Telenet Group Holding NV(c)	305	16,805
UCB SA	5,499	494,162
Umicore SA	9,298	519,372

		6,386,290
Brazil — 1.0%
Ambev SA	212,727	966,043
B3 SA — Brasil Bolsa Balcao	100,396	581,710
Banco Bradesco SA	47,205	300,981
Banco do Brasil SA	40,649	296,422
Banco Santander Brasil SA	23,639	209,023
BB Seguridade Participacoes SA	15,068	89,918
BR Malls Participacoes SA(c)	20,481	48,787
BRF SA(c)	17,262	93,907
CCR SA	52,990	111,004
Centrais Eletricas Brasileiras SA(c)	14,343	55,084
Cia de Saneamento Basico do Estado de Sao Paulo	13,793	80,568
Cielo SA	56,040	169,984
Companhia Siderurgica Nacional SA(c)	17,995	41,617
Cosan SA Industria e Comecio	1,800	14,445
EDP — Energias do Brasil SA	900	2,850
Embraer SA	37,700	185,114

1

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Brazil (continued)
Engie Brasil Energia SA	4,600	$40,413
Equatorial Energia SA	7,300	103,864
Fibria Celulose SA	10,300	192,608
Hypera SA	19,300	136,295
JBS SA	31,400	72,930
Klabin SA	20,177	99,372
Kroton Educacional SA	42,168	119,032
Localiza Rent a Car SA	33,831	190,577
Lojas Renner SA	12,067	92,627
M Dias Branco SA	4,500	43,891
Magazine Luiza SA	3,520	106,762
Multiplan Empreendimentos Imobiliarios SA	14,550	67,408
Natura Cosmeticos SA	8,200	57,624
Odontoprev SA	28,989	91,951
Petroleo Brasileiro SA	140,088	840,483
Porto Seguro SA	4,400	64,596
Raia Drogasil SA	9,300	166,792
Rumo SA(c)	53,100	196,961
Sul America SA	10,107	65,068
Suzano Papel e Celulose SA	13,600	161,912
TIM Participacoes SA	41,040	119,201
Ultrapar Participacoes SA	18,632	172,223
Vale SA	137,006	2,029,367
WEG SA	48,816	238,728

		8,718,142
Canada — 6.6%
Agnico Eagle Mines Ltd.	9,127	311,759
Alimentation Couche-Tard, Inc., Class B	19,519	976,366
AltaGas Ltd.	10,487	166,847
ARC Resources Ltd.	22,432	250,084
Atco Ltd. Class I	1,377	40,244
Bank of Montreal	26,307	2,169,897
Bank of Nova Scotia(b)	51,610	3,076,262
Barrick Gold Corp.	55,016	608,662
BCE, Inc.	4,167	168,822
BlackBerry Ltd.(c)	22,301	252,422
Bombardier, Inc., Class B(c)	49,282	175,510
Brookfield Asset Management, Inc., Class A	36,893	1,642,069
CAE, Inc.	11,511	233,669
Cameco Corp.	18,780	214,167
Canadian Imperial Bank of Commerce(b)	18,672	1,749,601
Canadian National Railway Co.	32,440	2,910,847
Canadian Natural Resources Ltd.	54,896	1,793,529
Canadian Pacific Railway Ltd.	6,471	1,368,847
Canadian Tire Corp. Ltd., Class A	3,022	354,082
Canadian Utilities Ltd., Class A	5,686	139,811
CCL Industries, Inc., Class B	6,846	308,577
Cenovus Energy, Inc.	48,424	486,246
CGI Group, Inc., Class A(c)	8,238	531,151

Security	Shares	Value
Canada (continued)
CI Financial Corp.	11,467	$182,084
Constellation Software, Inc.	943	693,475
Crescent Point Energy Corp.	30,179	192,058
Dollarama, Inc.	12,664	398,946
Empire Co. Ltd., Class A	12,024	219,134
Enbridge, Inc.	74,087	2,390,699
Encana Corp.	42,395	555,683
Fairfax Financial Holdings Ltd.	1,310	711,709
Finning International, Inc.	7,357	179,703
First Capital Realty, Inc.	10,928	164,980
First Quantum Minerals Ltd.	29,878	340,267
Fortis, Inc.	21,394	693,671
Franco-Nevada Corp.	9,165	573,322
George Weston Ltd.	1,579	119,521
Gildan Activewear, Inc.	9,332	283,937
Goldcorp, Inc.	37,227	379,288
Great-West Lifeco, Inc.	9,793	237,613
H&R Real Estate Investment Trust	11,922	183,401
Husky Energy, Inc.	15,100	265,140
Hydro One Ltd.(d)	6,642	100,994
IGM Financial, Inc.	4,062	111,641
Imperial Oil Ltd.	11,421	369,603
Industrial Alliance Insurance & Financial Services, Inc.	6,144	245,684
Intact Financial Corp.	6,587	547,705
Inter Pipeline Ltd.	18,400	319,096
Keyera Corp.	12,123	324,838
Kinross Gold Corp.(c)	76,176	207,595
Linamar Corp.	2,834	130,570
Loblaw Cos. Ltd.	9,524	489,306
Magna International, Inc.	13,924	731,424
Manulife Financial Corp.	89,419	1,598,486
Methanex Corp.	3,599	284,097
Metro, Inc.	9,348	290,793
National Bank of Canada	12,958	647,173
Nufarm Ltd.	27,489	1,587,218
Onex Corp.	4,171	285,236
Open Text Corp.	11,498	437,523
Pembina Pipeline Corp.	24,024	816,331
Power Corp. of Canada	11,598	251,957
Power Financial Corp.	12,359	283,128
PrairieSky Royalty Ltd.	13,775	241,981
Restaurant Brands International, Inc.	10,021	593,354
RioCan Real Estate Investment Trust(b)	4,172	79,716
Rogers Communications, Inc., Class B	16,311	838,880
Royal Bank of Canada	62,795	5,033,712
Saputo, Inc.	10,865	323,178
Seven Generations Energy Ltd., Class A(c)	12,030	143,431
Shaw Communications, Inc., Class B	17,093	333,086
Shopify, Inc., Class A(b)(c)	4,104	674,547
SNC-Lavalin Group, Inc.	6,877	280,425
Sun Life Financial, Inc.	28,019	1,113,905

2

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
Suncor Energy, Inc.	69,136	$2,675,196
Teck Resources Ltd., Class B	21,176	510,362
TELUS Corp.	7,313	269,556
Thomson Reuters Corp.	11,366	518,648
Toronto-Dominion Bank	79,349	4,821,819
Tourmaline Oil Corp.	10,430	183,624
TransCanada Corp.(b)	39,012	1,578,421
Turquoise Hill Resources Ltd.(c)	39,981	85,122
West Fraser Timber Co. Ltd.	3,334	189,744
Wheaton Precious Metals Corp.	19,138	334,858
WSP Global, Inc.	2,113	115,641

		59,693,706
Chile — 0.3%
Aguas Andinas SA, Class A	76,400	42,283
Antofagasta PLC	18,127	201,434
Banco de Chile	872,115	132,799
Banco de Credito e Inversiones SA	763	51,602
Banco Santander Chile	1,921,256	153,710
Cencosud SA	73,021	173,585
Colbun SA	466,420	100,681
Companhia Cervecerias Unidas SA	4,404	61,382
Empresa Nacional de Telecomunicaciones SA	2,032	17,273
Empresas CMPC SA	65,894	265,926
Empresas COPEC SA	18,259	282,059
Enel Americas SA	1,755,061	270,315
Enersis Chile SA	1,771,049	178,334
Itau CorpBanca	2,375,874	24,465
Latam Airlines Group SA	13,848	131,692
SACI Falabella	35,710	290,637

		2,378,177
China — 6.8%
3SBio, Inc.(d)	25,500	42,730
51job, Inc. — ADR(b)(c)	1,550	119,335
58.com, Inc. — ADR(c)	4,858	357,549
AAC Technologies Holdings, Inc.	39,500	407,889
Agile Group Holdings Ltd.	76,000	107,699
Agricultural Bank of China Ltd., Class H	1,289,000	632,152
Air China Ltd., Class H	62,000	59,640
Alibaba Group Holding Ltd. — ADR(b)(c)	49,921	8,224,984
Aluminum Corp. of China Ltd., Class H(b)(c)	164,000	72,871
Anhui Conch Cement Co. Ltd., Class H	60,500	363,296
ANTA Sports Products Ltd.	55,000	262,561
Autohome, Inc. — ADR(b)	2,357	182,455
AviChina Industry & Technology Co. Ltd., Class H	116,000	76,457
Baidu, Inc. — ADR(c)	11,910	2,723,579
Bank of China Ltd., Class H	3,615,000	1,597,262
Bank of Communications Co. Ltd., Class H	470,700	352,453

Security	Shares	Value
China (continued)
Beijing Capital International Airport Co. Ltd., Class H	100,000	$121,285
Brilliance China Automotive Holdings Ltd.	148,000	238,646
Byd Co. Ltd., Class H(b)	30,000	213,294
CGN Power Co. Ltd., Class H(d)	546,000	129,553
China Cinda Asset Management Co. Ltd., Class H	360,000	90,992
China CITIC Bank Corp. Ltd., Class H	448,000	286,086
China Communications Construction Co. Ltd., Class H	239,000	243,679
China Communications Services Corp. Ltd., Class H	236,000	217,618
China Conch Venture Holdings Ltd.	92,500	323,022
China Construction Bank Corp., Class H	4,259,000	3,722,793
China Everbright Bank Co. Ltd., Class H	299,000	132,433
China Evergrande Group	138,000	385,281
China Galaxy Securities Co. Ltd., Class H	132,500	61,639
China Huarong Asset Management Co. Ltd., Class H(d)	320,000	58,815
China Huishan Dairy Holdings Co. Ltd.(c)	109,840	2,105
China International Capital Corp. Ltd., Class H(b)(d)	59,200	109,039
China Life Insurance Co. Ltd., Class H	337,000	765,877
China Longyuan Power Group Corp. Ltd., Class H	126,000	106,104
China Medical System Holdings Ltd.	61,000	84,941
China Mengniu Dairy Co. Ltd.(c)	137,000	455,444
China Merchants Bank Co. Ltd., Class A	13,300	59,377
China Merchants Bank Co. Ltd., Class H	183,078	740,290
China Minsheng Banking Corp. Ltd., Class H	367,680	272,637
China Molybdenum Co., Ltd., Class H(b)	213,000	88,976
China National Building Material Co. Ltd., Class H	132,000	117,059
China Oilfield Services Ltd., Class H	64,000	69,569
China Overseas Land & Investment Ltd.	182,000	569,828
China Pacific Insurance Group Co. Ltd., Class H	141,800	544,879
China Petroleum & Chemical Corp., Class H	1,056,400	1,061,417
China Railway Construction Corp. Ltd., Class H	67,000	90,479
China Railway Group Ltd., Class H	230,000	227,911
China Resources Gas Group Ltd.	48,000	195,193
China Resources Land Ltd.	137,111	480,451
China Resources Pharmaceutical Group Ltd.(d)	69,500	110,265
China Shenhua Energy Co. Ltd., Class H	179,500	408,804

3

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
China Southern Airlines Co. Ltd., Class H	32,000	$20,396
China Telecom Corp. Ltd., Class H	612,000	304,225
China Tower Corp., Ltd.(c)(d)	1,488,000	216,689
China Unicom Hong Kong Ltd.	288,000	336,457
China Vanke Co. Ltd., Class H	56,000	184,618
China Yangtze Power Co. Ltd., Class A	53,300	126,951
Chongqing Rural Commercial Bank, Co. Ltd., Class H	122,000	66,578
CIFI Holdings Group Co., Ltd.	170,000	77,850
CITIC Securities Co. Ltd., Class H	103,000	182,610
CNOOC Ltd.	765,000	1,514,796
Country Garden Holdings Co. Ltd.	341,270	430,062
CRRC Corp. Ltd., Class H	222,350	202,770
CSPC Pharmaceutical Group Ltd.	202,000	427,277
Ctrip.com International Ltd. — ADR(c)	18,942	704,074
Dongfeng Motor Group Co. Ltd., Class H	138,000	142,210
ENN Energy Holdings Ltd.	34,000	295,583
Far East Horizon Ltd.	141,000	134,185
Fosun International Ltd.	131,500	231,711
Fuyao Glass Industry Group Co., Ltd.	31,400	116,263
GDS Holdings Ltd. — ADR(b)(c)	2,591	91,022
Geely Automobile Holdings Ltd.	237,000	471,976
Genscript Biotech Corp.(b)(c)	36,000	60,392
GF Securities Co. Ltd., Class H	93,600	119,708
Great Wall Motor Co. Ltd., Class H(b)	157,500	100,102
Guangzhou Automobile Group Co. Ltd., Class H	134,400	148,495
Guangzhou R&F Properties Co. Ltd., Class H	80,800	148,242
Haitian International Holdings Ltd.	67,000	149,091
Haitong Securities Co. Ltd., Class H	163,200	148,122
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	34,899	145,950
Hengan International Group Co. Ltd.	28,000	257,321
Huaneng Power International, Inc., Class H	192,000	125,811
Huaneng Renewables Corp. Ltd., Class H	158,000	47,113
Huatai Securities Co. Ltd., Class H(c)(d)	68,800	98,464
Huazhu Group Ltd., ADR(b)	6,229	201,197
Industrial & Commercial Bank of China Ltd., Class H	3,000,000	2,190,279
JD.com, Inc. — ADR(c)	31,873	831,567
Jiangsu Expressway Co. Ltd., Class H	26,000	33,352
Jiangsu Hengrui Medicine Co., Ltd.	15,500	143,127
Jiangxi Copper Co. Ltd., Class H	36,000	41,875
Kingdee International Software Group Co. Ltd.	100,000	108,541
Kingsoft Corp. Ltd.	25,000	47,413
Kunlun Energy Co. Ltd.	134,000	155,958
Kweichow Moutai Co. Ltd., Class A	2,016	214,080
Lenovo Group Ltd.	446,000	324,953

Security	Shares	Value
China (continued)
Logan Property Holdings Co. Ltd.	72,000	$81,109
Longfor Properties Co. Ltd.	51,500	132,756
Midea Group Co. Ltd., Class A(e)	25,700	150,618
Momo, Inc., ADR(b)(c)	5,419	237,352
NetEase, Inc. — ADR(b)	3,564	813,483
New China Life Insurance Co. Ltd., Class H	43,200	206,545
New Oriental Education & Technology Group, Inc. — ADR(c)	7,040	521,030
Noah Holdings Ltd., ADR(c)	1,815	76,484
People’s Insurance Co. Group of China Ltd., Class H	381,000	170,738
PetroChina Co. Ltd., Class H	818,000	662,086
PICC Property & Casualty Co. Ltd., Class H	320,298	376,963
Ping An Insurance Group Co. of China Ltd., Class H	229,500	2,324,881
Ping An Insurance Group Co. of China, Ltd., Class A	7,000	69,722
Semiconductor Manufacturing International Corp.(b)(c)	115,100	124,036
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	130,259
Shanghai Electric Group Co. Ltd., Class H(b)	104,000	37,122
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,500	84,487
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	71,500	98,137
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	154,986
Shenzhou International Group Holdings Ltd.	35,000	449,089
SINA Corp.(c)	2,721	189,055
Sino Biopharmaceutical Ltd.	295,500	274,855
Sino-Ocean Group Holding Ltd.	137,000	60,562
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	75,017
Sinopharm Group Co. Ltd., Class H	48,000	234,839
SOHO China Ltd.	195,000	75,788
Sunac China Holdings Ltd.(b)	109,000	333,986
Sunny Optical Technology Group Co. Ltd.	29,400	339,425
TAL Education Group — ADR(c)	14,334	368,527
Tencent Holdings Ltd.	246,800	10,077,048
Tingyi Cayman Islands Holding Corp.	88,000	161,648
TravelSky Technology Ltd.,Class H	59,000	153,407
Tsingtao Brewery Co. Ltd., Class H	14,000	65,673
Vipshop Holdings Ltd. — ADR(c)	19,089	119,115
Want Want China Holdings Ltd.	339,000	285,171
Weibo Corp. — ADR(b)(c)	2,003	146,479
Weichai Power Co. Ltd., Class H	48,800	60,412
Wuliangye Yibin Co. Ltd., Class A	16,900	166,901

4

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Wuxi Biologics Cayman, Inc.(b)(c)(d)	22,000	$222,631
Yangzijiang Shipbuilding Holdings Ltd.	94,000	85,219
Yanzhou Coal Mining Co. Ltd., Class H	108,000	124,874
Yum China Holdings, Inc.	17,332	608,527
YY, Inc. — ADR(c)	2,186	163,775
Zhejiang Expressway Co. Ltd., Class H	54,000	44,915
Zhuzhou CRRC Times Electric Co. Ltd., Class H	25,000	142,799
Zijin Mining Group Co. Ltd., Class H	218,000	83,748
ZTE Corp., Class H(c)	14,400	26,309

		62,080,737
Colombia — 0.1%
Cementos Argos SA	13,113	34,079
Ecopetrol SA	242,372	329,675
Grupo Argos SA	6,618	36,409
Grupo de Inversiones Suramericana SA	15,087	177,003
Interconexion Electrica SA	6,953	31,400

		608,566
Czech Republic — 0.0%
CEZ AS	9,764	249,689
Komercni Banka AS	1,505	61,576

		311,265
Denmark — 1.1%
AP Moeller — Maersk A/S, Class A(b)	151	197,954
AP Moeller — Maersk A/S, Class B(b)	313	439,724
Carlsberg A/S, Class B	4,531	543,381
Chr Hansen Holding A/S	4,744	480,973
Coloplast A/S, Class B	4,915	502,094
Danske Bank A/S	32,399	849,260
DSV A/S	7,678	697,704
Genmab A/S(c)	2,569	403,518
H Lundbeck A/S	2,204	136,049
ISS A/S	6,211	218,213
Novo Nordisk A/S, Class B	77,684	3,656,202
Novozymes A/S, Class B	9,058	496,817
Orsted A/S(d)	8,625	586,094
Pandora A/S(b)	4,563	284,952
Tryg A/S	3,954	98,458
Vestas Wind Systems A/S	9,556	645,567
William Demant Holding A/S(c)	3,644	136,790

		10,373,750
Finland — 0.7%
Elisa OYJ	6,381	270,519
Fortum OYJ	17,734	444,438
Kone OYJ, Class B	12,689	677,323
Metso OYJ	5,754	203,647
Neste OYJ	6,007	495,129
Nokia OYJ	242,146	1,346,275
Nokian Renkaat OYJ	5,359	219,354
Orion OYJ, Class B	5,835	220,839
Sampo OYJ, Class A	18,106	936,967

Security	Shares	Value
Finland (continued)
Stora Enso OYJ, Class R	24,213	$462,375
UPM-Kymmene OYJ	22,912	898,584
Wartsila OYJ	20,628	401,415

		6,576,865
France — 7.4%
Accor SA	8,895	456,953
Aeroports de Paris	1,364	307,106
Air Liquide SA	18,322	2,406,085
Airbus SE(b)	25,099	3,150,995
Alstom SA	8,023	358,858
Amundi SA(d)	2,890	216,426
Arkema SA	2,951	365,715
Atos SE	4,016	477,852
AXA SA	83,859	2,247,060
BioMerieux	1,981	165,355
BNP Paribas SA	48,070	2,943,644
Bollore SA	36,855	159,193
Bouygues SA	10,881	470,716
Bureau Veritas SA	10,607	273,897
Capgemini SE	6,870	864,918
Carrefour SA	23,637	453,050
Casino Guichard-Perrachon SA(b)	2,964	124,744
Cie de Saint-Gobain	21,364	920,810
Cie Generale des Etablissements Michelin SCA	7,728	922,381
CNP Assurances	7,565	182,359
Covivio	1,345	140,441
Credit Agricole SA	51,522	740,628
Danone SA	26,170	2,033,807
Dassault Aviation SA	127	235,041
Dassault Systemes SA	5,711	854,579
Edenred	7,415	282,567
Eiffage SA	2,780	310,553
Electricite de France SA	18,736	329,508
Engie SA	79,283	1,167,224
Essilor International Cie Generale d’Optique SA	9,148	1,354,084
Eurazeo SA	1,964	154,647
Faurecia SA	3,630	218,307
Gecina SA	2,235	373,153
Getlink SE, Registered Shares	23,156	295,816
Hermes International	1,253	830,142
ICADE	1,426	131,790
Iliad SA	1,504	196,458
Imerys SA	151	11,151
Ingenico Group SA	1,926	146,436
Ipsen SA	661	111,281
JCDecaux SA	4,756	173,942
Kering SA	3,330	1,786,062
Klepierre SA	10,451	371,372
L’Oreal SA	10,986	2,648,584
Legrand SA	11,506	838,974
LVMH Moet Hennessy Louis Vuitton SE	11,994	4,238,331

5

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Natixis SA	41,329	$280,660
Orange SA	87,315	1,389,324
Pernod Ricard SA	8,786	1,440,972
Peugeot SA	23,757	640,862
Publicis Groupe SA	9,603	573,494
Remy Cointreau SA	958	124,943
Renault SA	8,444	730,423
Rexel SA	17,849	268,102
Safran SA	14,431	2,020,687
Sanofi	48,134	4,300,637
Schneider Electric SE	23,142	1,858,233
SCOR SE	5,936	275,202
SEB SA	1,060	180,293
SES SA	16,971	372,409
Societe BIC SA	1,438	131,647
Societe Generale SA	34,035	1,461,476
Sodexo SA	4,144	439,457
Suez	18,816	267,656
Teleperformance	2,762	521,065
Thales SA	3,886	552,126
TOTAL SA	102,385	6,657,149
UbiSoft Entertainment SA(c)	3,460	373,613
Unibail-Rodamco-Westfield(a)(c)	1,727	347,329
Unibail-Rodamco-Westfield(a)	4,249	855,947
Valeo SA(b)	9,642	417,507
Veolia Environnement SA	20,484	408,751
Vinci SA	21,820	2,075,951
Vivendi SA	44,181	1,136,206
Wendel SA	1,358	202,345

		67,747,461
Germany — 6.0%
adidas AG	8,063	1,971,883
Allianz SE, Registered Shares	18,812	4,186,927
Axel Springer SE	2,564	172,375
BASF SE	38,702	3,434,152
Bayer AG, Registered Shares	39,648	3,516,804
Bayerische Motoren Werke AG	14,538	1,309,740
Beiersdorf AG	4,329	487,979
Brenntag AG	4,958	305,767
Commerzbank AG(c)	42,982	446,579
Continental AG	5,071	881,059
Covestro AG(d)	8,522	689,832
Daimler AG, Registered Shares	38,257	2,411,042
Deutsche Bank AG, Registered Shares	83,109	946,586
Deutsche Boerse AG	8,727	1,166,858
Deutsche Lufthansa AG, Registered Shares	9,190	225,559
Deutsche Post AG, Registered Shares	42,591	1,514,295
Deutsche Telekom AG, Registered Shares	138,215	2,225,072
Deutsche Wohnen SE, Bearer Shares	15,404	739,880
E.ON SE	98,209	999,350

Security	Shares	Value
Germany (continued)
Evonik Industries AG	2,807	$100,392
Fraport AG Frankfurt Airport Services Worldwide	2,602	229,710
Fresenius Medical Care AG & Co. KGaA	9,794	1,006,271
Fresenius SE & Co. KGaA	18,556	1,360,716
GEA Group AG	8,213	292,334
Hannover Rueck SE	1,534	216,522
HeidelbergCement AG	6,401	499,968
Henkel AG & Co. KGaA	5,077	538,608
Hochtief AG	1,191	197,439
HUGO BOSS AG	2,796	215,111
Infineon Technologies AG	47,815	1,088,072
Innogy SE(c)	4,794	203,440
K+S AG, Registered Shares	3,336	69,959
KION Group AG	3,141	192,861
LANXESS AG	5,116	374,228
Linde AG	8,490	2,004,974
MAN SE	2,023	219,918
Merck KGaA	6,359	657,016
METRO AG	6,286	98,457
MTU Aero Engines AG	2,486	560,043
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	6,689	1,477,509
OSRAM Licht AG	3,229	128,214
ProSiebenSat.1 Media SE, Registered Shares	9,297	240,867
Puma SE	460	226,966
RWE AG	22,482	555,067
SAP SE	42,356	5,208,244
Siemens AG, Registered Shares	32,391	4,141,629
Siemens Healthineers AG(c)(d)	2,110	92,787
Symrise AG	6,340	578,074
Telefonica Deutschland Holding AG	56,096	236,968
Thyssenkrupp AG	19,076	481,220
TUI AG	20,400	391,325
Uniper SE	9,623	296,240
United Internet AG, Registered Shares	6,889	325,711
Volkswagen AG	1,804	313,673
Vonovia SE	22,571	1,103,907
Wirecard AG	5,057	1,094,077
Zalando SE(c)(d)	5,190	201,675

		54,851,931
Greece — 0.1%
Alpha Bank AE(c)	69,105	99,437
Eurobank Ergasias SA(c)	92,831	70,083
FF Group(c)(e)	205	1,028
Hellenic Telecommunications Organization SA	12,770	156,583
JUMBO SA	9,692	144,037
OPAP SA	10,676	112,076
Piraeus Bank SA(b)(c)	16,566	36,134

6

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Greece (continued)
Titan Cement Co. SA	1,660	$41,279

		660,657
Hong Kong — 3.1%
AIA Group Ltd.	528,000	4,708,131
Alibaba Health Information Technology Ltd.(c)	176,000	172,109
Alibaba Pictures Group Ltd.(b)(c)	480,000	65,699
ASM Pacific Technology Ltd.	12,700	129,779
Bank of East Asia Ltd.	59,000	219,569
Beijing Enterprises Holdings Ltd.	21,000	117,695
Beijing Enterprises Water Group Ltd.(b)(c)	232,000	123,683
BOC Hong Kong Holdings Ltd.	149,500	709,574
China Everbright International Ltd.	146,629	126,598
China Everbright Ltd.	52,000	93,141
China First Capital Group Ltd.(c)	148,000	79,404
China Gas Holdings Ltd.	74,000	209,439
China Jinmao Holdings Group Ltd.	172,000	78,271
China Merchants Port Holdings Co. Ltd.	65,720	125,637
China Mobile Ltd.	270,500	2,659,512
China Resources Beer Holdings Co. Ltd.	86,000	344,874
China Resources Cement Holdings Ltd.	122,000	141,877
China Resources Power Holdings Co. Ltd.	118,000	208,187
China State Construction International Holdings Ltd.(b)	70,000	74,149
China Taiping Insurance Holdings Co. Ltd.	72,672	254,613
China Traditional Chinese Medicine Holdings Co. Ltd.	128,000	86,777
Chong Sing Holdings FinTech Gr(b)(c)	1,124,000	60,304
CITIC Ltd.	220,000	327,672
CK Asset Holdings Ltd.	110,008	824,641
CK Hutchison Holdings Ltd.	110,008	1,266,273
CK Infrastructure Holdings Ltd.	26,000	205,763
CLP Holdings Ltd.	74,000	866,594
COSCO SHIPPING Ports Ltd.	134,000	147,253
Dairy Farm International Holdings Ltd.	22,800	205,200
Fullshare Holdings Ltd.(b)(c)	262,500	126,042
Galaxy Entertainment Group Ltd.	111,000	701,196
GCL-Poly Energy Holdings Ltd.(c)	683,000	47,948
GOME Retail Holdings Ltd.(c)	627,000	64,030
Guangdong Investment Ltd.	164,000	290,602
Haier Electronics Group Co. Ltd.(c)	48,000	129,952
Hanergy Thin Film Power Group Ltd.(c)(e)	11,997	—
Hang Lung Group Ltd.	60,000	159,799
Hang Lung Properties Ltd.	70,000	136,555
Hang Seng Bank Ltd.	31,300	849,294
Henderson Land Development Co. Ltd.(b)	60,728	304,980
HK Electric Investments & HK Electric Investments Ltd.(a)	183,500	185,180

Security	Shares	Value
Hong Kong (continued)
HKT Trust & HKT Ltd.(a)	111,900	$153,869
Hong Kong & China Gas Co. Ltd.	430,109	852,497
Hong Kong Exchanges & Clearing Ltd.	51,900	1,483,020
Hongkong Land Holdings Ltd.	41,500	274,869
Hysan Development Co. Ltd.	25,000	126,252
Jardine Matheson Holdings Ltd.	9,000	564,634
Jardine Strategic Holdings Ltd.	10,900	395,606
Kerry Properties Ltd.	27,500	93,378
Kingboard Chemical Holdings Ltd.	35,000	113,932
Li & Fung Ltd.	256,000	57,344
Link REIT	95,500	940,289
Melco Resorts & Entertainment Ltd. — ADR	11,155	235,928
MGM China Holdings Ltd.(b)	76,400	120,617
MTR Corp. Ltd.	49,500	260,317
New World Development Co. Ltd.	280,666	381,208
Nine Dragons Paper Holdings Ltd.	39,000	42,054
NWS Holdings Ltd.	52,186	103,153
PCCW Ltd.	264,000	153,815
Power Assets Holdings Ltd.	57,000	396,203
Sands China Ltd.	83,200	374,692
Shanghai Industrial Holdings Ltd.	15,000	33,188
Shangri-La Asia Ltd.	32,000	47,364
Shenzhen International Holdings Ltd.	40,500	83,450
Shimao Property Holdings Ltd.	51,000	126,651
Sino Land Co. Ltd.	130,800	224,088
SJM Holdings Ltd.	69,000	63,574
Sun Art Retail Group Ltd.	110,000	142,703
Sun Hung Kai Properties Ltd.	68,000	986,830
Swire Pacific Ltd., Class A	21,000	229,982
Swire Properties Ltd.	38,200	144,683
Techtronic Industries Co. Ltd.	74,000	472,023
WH Group Ltd.(d)	370,500	260,111
Wharf Holdings Ltd.	61,000	166,083
Wharf Real Estate Investment Co. Ltd.	61,000	392,995
Wheelock & Co. Ltd.	34,000	204,412
Wynn Macau Ltd.	73,600	169,029
Yue Yuen Industrial Holdings Ltd.	28,000	77,840

		28,576,679
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	7,976	85,909
OTP Bank Nyrt	11,103	411,462
Richter Gedeon Nyrt	7,402	138,430

		635,801
India — 2.1%
Adani Ports & Special Economic Zone Ltd.	43,145	195,819
Ambuja Cements Ltd.	26,422	81,560
Asian Paints Ltd.	12,475	222,716
Aurobindo Pharma Ltd.	13,516	138,801
Axis Bank Ltd.(c)	80,239	679,139
Bajaj Auto Ltd.	3,253	120,625

7

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Bajaj Finance Ltd.	10,000	$299,354
Bajaj Finserv Ltd.	1,518	125,887
Bharat Forge Ltd.	11,954	99,158
Bharat Heavy Electricals Ltd.	34,158	32,294
Bharat Petroleum Corp. Ltd.	35,066	180,954
Bharti Airtel Ltd.	52,238	244,012
Bharti Infratel Ltd.	5,452	19,781
Bosch Ltd.	292	80,311
Cipla Ltd.	13,384	120,764
Coal India Ltd.	42,303	155,421
Container Corp. Of India, Ltd.	6,002	51,957
Dabur India Ltd.	20,426	120,305
Dr. Reddy’s Laboratories Ltd.	1,007	35,069
Dr. Reddy’s Laboratories Ltd. — ADR(b)	4,517	156,288
Eicher Motors Ltd.	723	241,248
GAIL India Ltd.	21,856	114,281
Glenmark Pharmaceuticals Ltd.	5,797	50,573
Godrej Consumer Products Ltd.	13,857	146,962
Grasim Industries Ltd.	15,713	221,535
HCL Technologies Ltd.	23,046	345,849
Hero MotoCorp Ltd.	1,935	78,311
Hindalco Industries Ltd.	79,505	252,023
Hindustan Petroleum Corp. Ltd.	19,087	66,190
Hindustan Unilever Ltd.	31,045	688,986
Housing Development Finance Corp. Ltd.	69,047	1,671,348
ICICI Bank Ltd.	33,719	142,328
ICICI Bank Ltd. — ADR(b)	22,806	193,623
Idea Cellular Ltd.(c)	101,616	54,062
Indiabulls Housing Finance Ltd.	16,286	192,600
Indian Oil Corp. Ltd.	59,145	125,105
Infosys Ltd.	33,834	339,891
Infosys Ltd. — ADR(b)	121,372	1,234,353
ITC Ltd.	140,268	576,274
JSW Steel Ltd.	32,800	172,774
Larsen & Toubro Ltd.	7,003	122,975
Larsen & Toubro Ltd. — GDR	18,237	316,408
LIC Housing Finance Ltd.	17,978	103,601
Lupin Ltd.	11,830	147,050
Mahindra & Mahindra Financial Services Ltd.	10,804	59,710
Mahindra & Mahindra Ltd.	11,644	138,326
Mahindra & Mahindra Ltd., — GDR	27,036	316,321
Marico Ltd.	22,064	101,402
Maruti Suzuki India Ltd.	5,120	519,107
Motherson Sumi Systems Ltd.	44,877	159,046
Nestle India Ltd.	897	120,046
NTPC Ltd.	30,261	69,633
Oil & Natural Gas Corp. Ltd.	55,209	135,031
Piramal Enterprises Ltd.	4,721	149,756
Power Grid Corp. of India Ltd.	61,808	160,768
Reliance Industries Ltd.	8,632	149,843
Reliance Industries Ltd., — GDR(d)	54,998	1,892,423

Security	Shares	Value
India (continued)
Shree Cement Ltd.	231	$53,856
Shriram Transport Finance Co. Ltd.	5,718	90,807
Siemens Ltd.	2,761	36,011
State Bank of India(c)	27,343	100,212
State Bank of India — GDR(c)	5,712	210,895
Sun Pharmaceutical Industries Ltd.	46,811	402,465
Tata Consultancy Services Ltd.	40,974	1,234,343
Tata Motors Ltd.(c)	52,939	163,423
Tata Motors Ltd. — ADR(b)(c)	6,008	92,283
Tata Power Co. Ltd.	42,988	39,052
Tata Steel Ltd.	11,672	93,626
Tech Mahindra Ltd.	26,191	269,374
Titan Co. Ltd.	12,430	138,187
UltraTech Cement Ltd.	3,145	176,216
United Spirits Ltd.(c)	18,510	131,364
UPL Ltd.	13,245	121,412
Vedanta Ltd.	28,074	89,996
Vedanta Ltd. — ADR(b)	11,497	147,162
Wipro Ltd.	17,551	78,338
Wipro Ltd. — ADR(b)	9,888	51,517
Yes Bank Ltd.	92,630	234,874
Zee Entertainment Enterprises Ltd.	22,957	139,013

		18,824,403
Indonesia — 0.5%
Adaro Energy Tbk PT	1,086,700	133,711
Astra International Tbk PT	766,400	377,603
Bank Central Asia Tbk PT	414,200	670,901
Bank Danamon Indonesia Tbk PT	186,600	90,152
Bank Mandiri Persero Tbk PT	892,400	402,128
Bank Negara Indonesia Persero Tbk PT	405,600	201,418
Bank Rakyat Indonesia Persero Tbk PT	2,681,500	566,651
Bumi Serpong Damai Tbk PT(c)	384,500	29,777
Charoen Pokphand Indonesia Tbk PT	271,300	92,402
Gudang Garam Tbk PT	22,300	110,790
Hanjaya Mandala Sampoerna Tbk PT	483,800	124,967
Indah Kiat Pulp & Paper Corp. Tbk PT	126,800	147,536
Indocement Tunggal Prakarsa Tbk PT	88,600	109,959
Indofood CBP Sukses Makmur Tbk PT	37,800	22,401
Indofood Sukses Makmur Tbk PT	159,200	63,038
Jasa Marga Persero Tbk PT	75,780	22,713
Kalbe Farma Tbk PT	858,400	79,509
Matahari Department Store Tbk PT	98,800	45,913
Perusahaan Gas Negara Persero Tbk PT	426,200	64,290
Semen Indonesia Persero Tbk PT	106,000	70,563
Surya Citra Media Tbk PT	84,000	10,567
Telekomunikasi Indonesia Persero Tbk PT	2,223,800	544,331
Tower Bersama Infrastructure Tbk PT	291,500	109,922
Unilever Indonesia Tbk PT	45,500	143,600

8

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Indonesia (continued)
United Tractors Tbk PT	79,900	$176,901

		4,411,743
Ireland — 0.5%
AerCap Holdings NV(c)	6,629	381,300
AIB Group PLC	25,404	129,842
Bank of Ireland Group PLC	48,092	367,756
CRH PLC	36,231	1,185,275
DCC PLC	4,703	426,570
James Hardie Industries PLC	18,840	285,378
Kerry Group PLC, Class A	6,848	757,321
Paddy Power Betfair PLC	3,768	321,551
Smurfit Kappa Group PLC	7,197	284,836

		4,139,829
Isle of Man — 0.0%
GVC Holdings PLC	20,000	239,330

Israel — 0.4%
Azrieli Group Ltd.	3,506	179,079
Bank Hapoalim BM	36,024	263,789
Bank Leumi Le-Israel BM	54,708	360,545
Bezeq The Israeli Telecommunication Corp. Ltd.	106,530	122,601
Check Point Software Technologies Ltd.(c)	6,041	710,845
Elbit Systems Ltd.	1,599	203,179
Frutarom Industries Ltd.	2,624	272,252
Israel Chemicals Ltd.	18,197	110,368
Mizrahi Tefahot Bank Ltd.	2,946	51,590
NICE Ltd.(c)	2,571	292,847
Teva Pharmaceutical Industries Ltd. — ADR	38,947	838,918

		3,406,013
Italy — 1.3%
Assicurazioni Generali SpA	53,702	924,740
Atlantia SpA	23,080	478,834
Davide Campari-Milano SpA	12,811	109,095
Enel SpA	355,410	1,816,687
Eni SpA	109,684	2,067,496
Ferrari NV	5,899	810,265
Intesa Sanpaolo SpA	661,494	1,685,443
Leonardo SpA	15,326	184,206
Luxottica Group SpA	7,521	509,720
Mediobanca Banca di Credito Finanziario SpA	34,909	347,406
Moncler SpA	4,652	200,164
Poste Italiane SpA(b)(d)	21,934	174,954
Prysmian SpA	11,451	265,868
Snam SpA	108,709	452,064
Telecom Italia SpA(c)	584,492	353,315
Telecom Italia SpA, Non-Convertible Savings Shares	170,819	91,636
Terna — Rete Elettrica Nazionale SpA	71,935	384,268

Security	Shares	Value
Italy (continued)
UniCredit SpA(b)	90,226	$1,353,814

		12,209,975
Japan — 16.7%
Acom Co. Ltd.	14,700	59,265
Aeon Co. Ltd.	26,000	626,478
AEON Financial Service Co. Ltd.	4,000	82,844
Aeon Mall Co. Ltd.	5,190	89,100
Air Water, Inc.	5,200	95,431
Aisin Seiki Co. Ltd.	7,000	341,035
Ajinomoto Co., Inc.	23,400	401,962
Alfresa Holdings Corp.	8,900	238,394
Alps Electric Co. Ltd.	7,600	193,212
Amada Holdings Co. Ltd.	21,800	232,751
ANA Holdings, Inc.	3,800	132,751
Aozora Bank Ltd.	7,000	250,012
Asahi Glass Co. Ltd.	9,600	398,423
Asahi Group Holdings Ltd.	17,600	763,616
Asahi Kasei Corp.	57,800	876,369
Asics Corp.(b)	4,600	68,603
Astellas Pharma, Inc.	85,400	1,491,338
Bandai Namco Holdings, Inc.	10,000	388,508
Bank of Kyoto Ltd.	3,000	156,590
Benesse Holdings, Inc.	4,800	136,682
Bridgestone Corp.	25,100	948,616
Brother Industries Ltd.	9,200	181,656
Calbee, Inc.	4,500	148,168
Canon, Inc.	39,500	1,252,527
Casio Computer Co. Ltd.(b)	7,800	127,493
Central Japan Railway Co.	6,500	1,353,286
Chiba Bank Ltd.	26,100	178,251
Chubu Electric Power Co., Inc.	25,000	378,698
Chugai Pharmaceutical Co. Ltd.	9,800	629,976
Chugoku Electric Power Co., Inc.(b)	14,700	188,908
Coca-Cola Bottlers Japan Holdings Inc.	3,200	85,646
Concordia Financial Group Ltd.	48,900	239,686
Credit Saison Co. Ltd.	7,700	125,583
CyberAgent, Inc.	3,100	164,972
CYBERDYNE, Inc.(b)(c)	7,000	55,266
Dai Nippon Printing Co. Ltd.	13,000	302,455
Dai-ichi Life Holdings, Inc.	49,700	1,036,011
Daicel Corp.	11,900	138,231
Daifuku Co. Ltd.	3,000	152,894
Daiichi Sankyo Co. Ltd.	25,700	1,114,041
Daikin Industries Ltd.	11,300	1,504,071
Daito Trust Construction Co. Ltd.	3,300	425,258
Daiwa House Industry Co. Ltd.	26,400	782,332
Daiwa Securities Group, Inc.	65,000	395,314
DeNA Co. Ltd.	1,500	26,487
Denso Corp.	18,300	966,751
Dentsu, Inc.	9,500	441,201
Disco Corp.	500	83,731
Don Quijote Holdings Co. Ltd.	6,600	333,984
East Japan Railway Co.	13,700	1,272,581

9

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Eisai Co. Ltd.	10,900	$1,061,847
Electric Power Development Co. Ltd.	7,100	196,526
FamilyMart UNY Holdings Co. Ltd.	2,500	260,507
FANUC Corp.	8,100	1,523,875
Fast Retailing Co. Ltd.	2,600	1,317,156
Fuji Electric Co. Ltd.	1,200	48,068
FUJIFILM Holdings Corp.	18,000	809,804
Fujitsu Ltd.	8,900	634,033
Fukuoka Financial Group, Inc.	7,600	209,004
Hakuhodo DY Holdings, Inc.	14,000	245,887
Hamamatsu Photonics KK	6,400	254,890
Hankyu Hanshin Holdings, Inc.	11,600	411,378
Hikari Tsushin, Inc.	1,000	197,634
Hino Motors Ltd.	1,700	18,615
Hirose Electric Co. Ltd.	1,611	175,971
Hisamitsu Pharmaceutical Co., Inc.	2,900	222,407
Hitachi Chemical Co. Ltd.	2,400	48,839
Hitachi Construction Machinery Co. Ltd.	4,600	153,788
Hitachi High-Technologies Corp.	4,000	138,113
Hitachi Ltd.	40,800	1,386,858
Hitachi Metals Ltd.	8,000	99,064
Honda Motor Co. Ltd.	69,400	2,090,068
Hoshizaki Corp.	2,500	258,761
Hoya Corp.	17,500	1,039,342
Hulic Co. Ltd.	19,700	193,314
Idemitsu Kosan Co. Ltd.	5,000	264,722
IHI Corp.	3,500	132,602
Iida Group Holdings Co. Ltd.	6,800	120,852
Inpex Corp.	45,900	573,500
Isetan Mitsukoshi Holdings Ltd.	11,500	141,185
Isuzu Motors Ltd.	24,900	392,537
ITOCHU Corp.	57,000	1,043,276
J. Front Retailing Co. Ltd.(b)	11,100	172,154
Japan Airlines Co. Ltd.	1,000	35,942
Japan Airport Terminal Co. Ltd.	1,700	77,334
Japan Exchange Group, Inc.	24,200	421,547
Japan Post Bank Co. Ltd.	8,300	98,076
Japan Post Holdings Co. Ltd.	59,100	703,361
Japan Real Estate Investment Corp.	28	146,826
Japan Retail Fund Investment Corp.	29	52,629
Japan Tobacco, Inc.	45,600	1,190,767
JFE Holdings, Inc.	20,100	461,092
JGC Corp.	10,000	229,311
JSR Corp.	7,600	141,883
JTEKT Corp.	12,600	184,458
JXTG Holdings, Inc.	140,900	1,065,738
Kajima Corp.	23,500	341,703
Kakaku.com, Inc.	7,400	144,581
Kamigumi Co. Ltd.	4,300	94,784
Kaneka Corp.	3,800	175,549
Kansai Electric Power Co., Inc.	30,300	457,349
Kansai Paint Co. Ltd.	7,600	140,069
Kao Corp.	21,700	1,752,878

Security	Shares	Value
Japan (continued)
Kawasaki Heavy Industries Ltd.	5,800	$163,577
KDDI Corp.	77,200	2,129,696
Keihan Holdings Co. Ltd.	2,600	99,293
Keikyu Corp.	11,000	200,485
Keio Corp.	5,400	295,562
Keisei Electric Railway Co. Ltd.	5,400	190,068
Keyence Corp.	4,140	2,404,870
Kikkoman Corp.	8,000	476,453
Kintetsu Group Holdings Co. Ltd.	9,100	365,974
Kirin Holdings Co. Ltd.	35,200	902,807
Kobayashi Pharmaceutical Co. Ltd.	1,100	80,983
Kobe Steel Ltd.	14,000	124,417
Koito Manufacturing Co. Ltd.	4,500	295,500
Komatsu Ltd.	40,800	1,241,581
Konami Holdings Corp.	5,700	223,190
Konica Minolta, Inc.	13,300	141,538
Kose Corp.	1,200	228,654
Kubota Corp.	43,400	737,330
Kuraray Co. Ltd.	19,300	290,147
Kurita Water Industries Ltd.	7,400	215,579
Kyocera Corp.	13,500	810,291
Kyowa Hakko Kirin Co. Ltd.	4,600	86,317
Kyushu Electric Power Co., Inc.(b)	14,400	174,052
Kyushu Railway Co.	3,000	91,338
Lawson, Inc.	1,900	115,715
LINE Corp.(c)	3,000	126,390
Lion Corp.	7,500	166,572
LIXIL Group Corp.	13,600	261,862
M3, Inc.	21,200	480,782
Mabuchi Motor Co. Ltd.	2,300	92,780
Makita Corp.	11,600	580,883
Marubeni Corp.	54,600	499,350
Marui Group Co. Ltd.(b)	9,500	234,402
Maruichi Steel Tube Ltd.	2,400	78,270
Mazda Motor Corp.	29,400	353,388
McDonald’s Holdings Co. Japan Ltd.	4,300	188,836
Mebuki Financial Group, Inc.	38,630	133,662
Medipal Holdings Corp.	10,300	215,185
MEIJI Holdings Co. Ltd.	4,900	329,339
MINEBEA MITSUMI, Inc.	19,000	344,389
MISUMI Group, Inc.	7,700	199,234
Mitsubishi Chemical Holdings Corp.	59,500	569,449
Mitsubishi Corp.	58,700	1,808,120
Mitsubishi Electric Corp.	76,300	1,045,258
Mitsubishi Estate Co. Ltd.	51,100	867,680
Mitsubishi Gas Chemical Co., Inc.	9,300	197,978
Mitsubishi Heavy Industries Ltd.(b)	11,900	459,547
Mitsubishi Materials Corp.	6,200	185,238
Mitsubishi Motors Corp.	36,300	256,441
Mitsubishi Tanabe Pharma Corp.	11,500	192,472
Mitsubishi UFJ Financial Group, Inc.	511,700	3,179,033
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,400	184,806

10

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Mitsui & Co. Ltd.	76,200	$1,354,124
Mitsui Chemicals, Inc.	7,900	197,540
Mitsui Fudosan Co. Ltd.	37,100	877,446
Mitsui OSK Lines Ltd.(b)	4,700	137,149
Mizuho Financial Group, Inc.	1,012,800	1,765,109
MS&AD Insurance Group Holdings, Inc.	20,400	681,441
Murata Manufacturing Co. Ltd.	7,700	1,183,151
Nabtesco Corp.	5,000	132,940
Nagoya Railroad Co. Ltd.	7,900	195,638
NEC Corp.	11,200	309,498
Nexon Co. Ltd.(c)	16,200	211,758
NGK Insulators Ltd.	15,000	247,268
NGK Spark Plug Co. Ltd.	8,500	247,771
NH Foods Ltd.	4,000	147,770
Nidec Corp.	9,600	1,380,439
Nikon Corp.	14,700	276,232
Nintendo Co. Ltd.	4,800	1,746,399
Nippon Building Fund, Inc.	34	196,595
Nippon Electric Glass Co. Ltd.	5,600	176,040
Nippon Express Co. Ltd.	3,800	249,560
Nippon Paint Holdings Co. Ltd.	8,300	309,806
Nippon Steel & Sumitomo Metal Corp.	35,547	751,913
Nippon Telegraph & Telephone Corp.	28,700	1,295,241
Nippon Yusen KK	5,300	99,668
Nissan Chemical Industries Ltd.	5,900	311,641
Nissan Motor Co. Ltd.	89,300	835,627
Nisshin Seifun Group, Inc.	9,000	197,376
Nissin Foods Holdings Co. Ltd.	3,500	240,754
Nitori Holdings Co. Ltd.	3,400	487,240
Nitto Denko Corp.	7,300	547,316
NOK Corp.	3,800	65,228
Nomura Holdings, Inc.	159,300	759,774
Nomura Real Estate Holdings, Inc.(b)	5,200	104,898
Nomura Real Estate Master Fund, Inc.	104	142,059
Nomura Research Institute Ltd.	4,781	241,431
NSK Ltd.	6,000	68,774
NTT Data Corp.	25,400	351,618
NTT DOCOMO, Inc.	57,900	1,556,210
Obayashi Corp.	24,900	235,836
Obic Co. Ltd.	2,800	264,829
Odakyu Electric Railway Co. Ltd.	12,300	290,980
Oji Holdings Corp.	39,000	283,216
Olympus Corp.	13,900	542,390
Omron Corp.	9,300	392,997
Ono Pharmaceutical Co. Ltd.	15,700	444,412
Oracle Corp. Japan	2,500	201,431
Oriental Land Co. Ltd.	8,700	909,628
ORIX Corp.	60,000	971,497
Osaka Gas Co. Ltd.	13,700	267,514
Otsuka Corp.	5,800	216,340
Otsuka Holdings Co. Ltd.	17,700	892,772
Panasonic Corp.	100,900	1,169,555
Park24 Co. Ltd.	6,400	193,435
Pola Orbis Holdings, Inc.	5,600	204,530

Security	Shares	Value
Japan (continued)
Rakuten, Inc.	39,300	$301,079
Recruit Holdings Co. Ltd.	47,400	1,583,228
Renesas Electronics Corp.(c)	36,900	231,034
Resona Holdings, Inc.	94,700	531,690
Ricoh Co. Ltd.(b)	28,600	307,295
Rinnai Corp.	2,100	160,096
Rohm Co. Ltd.	3,800	278,008
Ryohin Keikaku Co. Ltd.	1,100	326,963
Santen Pharmaceutical Co. Ltd.	14,000	221,982
SBI Holdings, Inc.	8,850	274,700
Secom Co. Ltd.	8,500	692,679
Sega Sammy Holdings, Inc.	8,800	129,759
Seibu Holdings, Inc.	9,800	176,197
Seiko Epson Corp.	14,900	254,187
Sekisui Chemical Co. Ltd.	19,300	355,912
Sekisui House Ltd.	24,300	370,557
Seven & i Holdings Co. Ltd.	33,100	1,475,761
Seven Bank Ltd.	32,800	103,594
Sharp Corp.(b)	7,000	142,237
Shimadzu Corp.	11,000	344,714
Shimano, Inc.	3,300	532,121
Shimizu Corp.	29,000	264,776
Shin-Etsu Chemical Co. Ltd.	15,600	1,379,168
Shinsei Bank Ltd.	10,000	163,371
Shionogi & Co. Ltd.	12,300	804,046
Shiseido Co. Ltd.	16,900	1,308,870
Shizuoka Bank Ltd.	16,000	143,581
Showa Shell Sekiyu KK	8,900	188,796
SMC Corp.	2,500	800,178
Softbank Group Corp.	35,400	3,536,444
Sohgo Security Services Co. Ltd.	4,200	184,554
Sompo Holdings, Inc.	14,800	630,612
Sony Corp.	54,500	3,312,926
Sony Financial Holdings, Inc.	6,900	152,159
Stanley Electric Co. Ltd.	5,700	194,870
Start Today Co. Ltd.	9,600	290,397
Subaru Corp.	26,400	809,273
Sumco Corp.	8,000	116,541
Sumitomo Chemical Co. Ltd.	76,000	444,778
Sumitomo Corp.	47,400	789,932
Sumitomo Dainippon Pharma Co. Ltd.	9,100	208,995
Sumitomo Electric Industries Ltd.	33,500	525,671
Sumitomo Heavy Industries Ltd.	1,600	57,106
Sumitomo Metal Mining Co. Ltd.	11,900	417,265
Sumitomo Mitsui Financial Group, Inc.	56,800	2,285,852
Sumitomo Mitsui Trust Holdings, Inc.	15,200	625,426
Sumitomo Realty & Development Co. Ltd.	16,000	573,991
Sumitomo Rubber Industries Ltd.	5,200	78,085
Sundrug Co. Ltd.	1,000	35,683
Suntory Beverage & Food Ltd.	6,300	266,906
Suzuken Co. Ltd.	3,170	150,414
Suzuki Motor Corp.	14,400	825,280
Sysmex Corp.	7,400	638,127

11

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
T&D Holdings, Inc.	24,800	$409,561
Taiheiyo Cement Corp.	5,900	185,041
Taisei Corp.	6,600	300,850
Taisho Pharmaceutical Holdings Co. Ltd.	2,100	256,901
Taiyo Nippon Sanso Corp.	4,400	65,851
Takashimaya Co. Ltd.	6,500	109,783
Takeda Pharmaceutical Co. Ltd.(b)	30,400	1,299,844
TDK Corp.	5,600	610,171
Teijin Ltd.	7,200	138,088
Terumo Corp.	13,300	787,147
THK Co. Ltd.	5,800	147,588
Tobu Railway Co. Ltd.	8,100	239,472
Toho Co. Ltd.	5,500	172,743
Toho Gas Co. Ltd.	3,600	136,970
Tohoku Electric Power Co., Inc.	14,800	201,304
Tokio Marine Holdings, Inc.	29,100	1,444,627
Tokyo Electric Power Co. Holdings, Inc.(c)	45,300	222,607
Tokyo Electron Ltd.	6,700	923,397
Tokyo Gas Co. Ltd.	15,700	386,189
Tokyo Tatemono Co. Ltd.	9,200	112,204
Tokyu Corp.	21,400	391,324
Tokyu Fudosan Holdings Corp.	30,800	214,582
Toppan Printing Co. Ltd.	11,500	184,632
Toray Industries, Inc.	57,100	428,424
Toshiba Corp.(c)	24,400	705,117
Tosoh Corp.	5,400	83,170
TOTO Ltd.	3,600	149,308
Toyo Seikan Group Holdings Ltd.	8,500	176,383
Toyo Suisan Kaisha Ltd.	5,400	209,641
Toyoda Gosei Co. Ltd.	4,300	106,194
Toyota Industries Corp.	6,200	366,960
Toyota Motor Corp.	98,606	6,143,424
Toyota Tsusho Corp.	10,200	385,119
Trend Micro, Inc.	5,700	366,645
Tsuruha Holdings, Inc.	1,800	221,561
Unicharm Corp.	18,400	608,776
United Urban Investment Corp.	20	31,430
USS Co. Ltd.	12,100	224,622
West Japan Railway Co.	7,000	487,967
Yahoo! Japan Corp.	29,700	106,657
Yakult Honsha Co. Ltd.	3,800	311,640
Yamada Denki Co. Ltd.	39,300	198,829
Yamaguchi Financial Group, Inc.	2,000	21,792
Yamaha Corp.	7,100	376,214
Yamaha Motor Co. Ltd.	11,600	325,297
Yamato Holdings Co. Ltd.	13,300	408,363
Yamazaki Baking Co. Ltd.	7,000	140,224
Yaskawa Electric Corp.	12,400	368,294
Yokogawa Electric Corp.	9,900	209,414

Security	Shares	Value
Japan (continued)
Yokohama Rubber Co. Ltd.	5,000	$107,770

		151,896,436
Luxembourg — 0.2%
ArcelorMittal	28,352	880,224
Eurofins Scientific SE	453	257,726
Reinet Investments SCA	5,889	109,570
RTL Group SA	2,199	156,846
Tenaris SA	17,350	290,568

		1,694,934
Malaysia — 0.6%
AirAsia Group Bhd	60,100	45,876
Alliance Bank Malaysia Bhd(b)	90,800	91,716
AMMB Holdings Bhd	68,900	68,746
Astro Malaysia Holdings Bhd	29,600	10,521
Axiata Group Bhd	165,600	182,405
British American Tobacco Malaysia Bhd	13,600	104,239
CIMB Group Holdings Bhd	239,100	347,131
Dialog Group Bhd	142,134	119,851
DiGi.Com Bhd(b)	144,300	168,024
FGV Holdings Bhd(b)	89,900	33,646
Gamuda Bhd(b)	129,800	105,419
Genting Bhd	119,100	224,733
Genting Malaysia Bhd	106,100	127,901
Genting Plantations Bhd	10,000	22,931
Hartalega Holdings Bhd	88,200	141,005
Hong Leong Bank Bhd	31,140	154,867
Hong Leong Financial Group Bhd	7,000	32,628
IHH Healthcare Bhd	63,500	79,928
IJM Corp. Bhd	126,600	55,029
IOI Corp. Bhd	102,200	112,113
IOI Properties Group Bhd	19,116	7,716
Kuala Lumpur Kepong Bhd	17,500	105,545
Malayan Banking Bhd	204,800	484,378
Malaysia Airports Holdings Bhd	11,300	24,294
Maxis Bhd(b)	66,600	93,963
MISC Bhd	27,400	40,127
Petronas Chemicals Group Bhd	122,200	276,353
Petronas Dagangan Bhd	6,100	38,710
Petronas Gas Bhd	52,700	240,420
PPB Group Bhd	15,120	61,306
Public Bank Bhd	104,620	631,879
RHB Bank Bhd(e)	12,900	—
RHB Capital Bhd	16,824	21,946
Sime Darby Bhd	159,000	100,254
Sime Darby Plantation Bhd	159,000	203,384
Sime Darby Property Bhd	159,000	45,314
Telekom Malaysia Bhd	55,900	43,498
Tenaga Nasional Bhd	141,300	528,318
UMW Holdings Bhd	10,900	13,209
Westports Holdings Bhd	70,000	64,251

12

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Malaysia (continued)
YTL Corp. Bhd	115,423	$34,840

		5,288,414
Mexico — 0.8%
Alfa SAB de CV, Series A	153,472	197,888
America Movil SAB de CV, Series L	1,472,964	1,183,786
Arca Continental SAB de CV	15,972	103,169
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	119,103	185,458
Cemex SAB de CV(c)	646,337	453,824
Coca-Cola Femsa SAB de CV, Series L	24,300	148,366
El Puerto de Liverpool SAB de CV, Series C1	10,900	81,800
Fibra Uno Administracion SA de CV	70,492	92,701
Fomento Economico Mexicano SAB de CV	84,432	835,477
Fresnillo PLC	11,261	120,283
Gruma SAB de CV, Class B	9,959	127,316
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	172,724
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	218,774
Grupo Bimbo SAB de CV, Series A	46,764	99,730
Grupo Carso SAB de CV, Series A1	11,376	37,732
Grupo Financiero Banorte SAB de CV, Series O	111,495	806,096
Grupo Financiero Inbursa SAB de CV, Series O	99,700	156,417
Grupo Mexico SAB de CV, Series B	135,682	391,153
Grupo Televisa SAB CPO	109,894	390,742
Industrias Penoles SAB de CV	7,755	133,589
Infraestructura Energetica Nova SAB de CV	33,988	168,887
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	139,684
Mexichem SAB de CV	36,623	125,951
Promotora y Operadora de Infraestructura SAB de CV	4,006	42,618
Wal-Mart de Mexico SAB de CV	235,215	716,806

		7,130,971
Netherlands — 3.7%
ABN AMRO Group NV CVA(d)	15,219	414,476
Aegon NV	72,405	469,948
Akzo Nobel NV	10,875	1,017,284
ASML Holding NV	17,730	3,328,888
CNH Industrial NV	48,995	587,961
EXOR NV(b)	4,238	282,762
Heineken Holding NV	3,148	285,450
Heineken NV(b)	10,532	988,435
ING Groep NV	172,633	2,240,620
Koninklijke Ahold Delhaize NV	57,569	1,320,779
Koninklijke DSM NV	8,586	909,371

Security	Shares	Value
Netherlands (continued)
Koninklijke KPN NV(b)	135,376	$357,124
Koninklijke Philips NV	39,734	1,811,134
Koninklijke Vopak NV	4,351	214,357
NN Group NV	13,789	615,437
NXP Semiconductors NV	15,604	1,334,142
QIAGEN NV(c)	10,029	379,824
Randstad NV	4,170	222,572
Royal Dutch Shell PLC, Class A	197,855	6,784,140
Royal Dutch Shell PLC, Class B	160,419	5,615,716
Unilever NV CVA	66,136	3,678,805
Wolters Kluwer NV	12,456	776,506

		33,635,731
New Zealand — 0.1%
Auckland International Airport Ltd.	55,568	268,853
Fisher & Paykel Healthcare Corp. Ltd.	27,280	272,016
Fletcher Building Ltd.(c)	28,052	121,665
Meridian Energy Ltd.	95,908	208,805
Ryman Healthcare Ltd.(b)	13,399	124,237
Spark New Zealand Ltd.	115,784	310,772

		1,306,348
Norway — 0.5%
DNB ASA	42,803	900,767
Gjensidige Forsikring ASA	10,710	180,506
Marine Harvest ASA	17,066	395,453
Norsk Hydro ASA	62,662	375,775
Orkla ASA	34,581	292,176
Schibsted ASA, Class B	6,527	226,841
Statoil ASA	48,719	1,369,796
Telenor ASA	36,284	709,556
Yara International ASA	7,303	358,419

		4,809,289
Pakistan — 0.0%
Habib Bank Ltd.	10,100	12,311
Lucky Cement Ltd.	14,850	61,442
MCB Bank Ltd.	6,700	10,856
Oil & Gas Development Co. Ltd.	11,100	13,678
United Bank Ltd.	8,400	10,417

		108,704
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	9,607	128,830
Credicorp Ltd.	3,283	732,371
Southern Copper Corp.(b)	1,484	64,020

		925,221
Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	70,570	63,927
Aboitiz Power Corp.	29,200	18,078
Ayala Corp.	13,480	231,474
Ayala Land, Inc.	317,200	235,125
Bank of the Philippine Islands	26,042	40,153

13

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Philippines (continued)
BDO Unibank, Inc.	93,622	$207,585
DMCI Holdings, Inc.	170,000	35,801
Globe Telecom, Inc.	845	34,407
GT Capital Holdings, Inc.	7,462	113,103
International Container Terminal Services, Inc.	9,550	16,633
JG Summit Holdings, Inc.	156,443	156,088
Jollibee Foods Corp.	12,070	57,388
Megaworld Corp.	600,000	48,866
Metro Pacific Investments Corp.	1,468,000	128,938
Metropolitan Bank & Trust Co.	16,040	19,898
PLDT, Inc.	2,085	52,531
Security Bank Corp.	4,290	12,224
SM Investments Corp.	17,272	288,879
SM Prime Holdings, Inc.	486,150	325,315
Universal Robina Corp.	34,300	91,642

		2,178,055
Poland — 0.3%
Alior Bank SA(c)	6,930	118,271
Bank Handlowy w Warszawie SA	502	10,508
Bank Millennium SA(c)	13,346	33,490
Bank Polska Kasa Opieki SA	7,442	214,181
Bank Zachodni WBK SA	2,479	252,118
CCC SA	981	58,485
Cyfrowy Polsat SA(c)	8,953	53,996
Grupa Azoty SA	1,551	13,285
Grupa Lotos SA	1,964	39,947
Jastrzebska Spolka Weglowa SA(c)	4,762	85,678
KGHM Polska Miedz SA(c)	7,250	174,804
LPP SA	55	128,669
mBank SA	573	69,566
Orange Polska SA(c)	32,359	38,953
PGE Polska Grupa Energetyczna SA(c)	30,296	78,305
Polski Koncern Naftowy ORLEN SA	15,864	434,848
Polskie Gornictwo Naftowe i Gazownictwo SA(c)	93,796	164,638
Powszechna Kasa Oszczednosci Bank Polski SA	39,078	453,977
Powszechny Zaklad Ubezpieczen SA	26,379	283,882

		2,707,601
Portugal — 0.1%
EDP — Energias de Portugal SA	98,398	363,071
Galp Energia SGPS SA	18,382	364,475
Jeronimo Martins SGPS SA	10,434	153,794

		881,340
Qatar — 0.2%
Barwa Real Estate Co.	2,548	24,641
Commercial Bank of Qatar QSC	3,352	37,104
Doha Bank QPSC	7,291	41,851
Ezdan Holding Group QSC(c)	43,351	125,603

Security	Shares	Value
Qatar (continued)
Industries Qatar QSC	6,371	$217,784
Masraf Al Rayan QSC	15,444	158,303
Ooredoo QPSC	1,679	31,636
Qatar Electricity & Water Co. QSC	3,723	195,879
Qatar Insurance Co. SAQ	90	935
Qatar Islamic Bank SAQ	3,392	130,032
Qatar National Bank SAQ	20,950	1,016,800

		1,980,568
Romania — 0.0%
NEPI Rockcastle PLC	11,085	100,760

Russia — 0.9%
Alrosa PJSC	97,100	158,150
Gazprom PJSC	417,450	1,032,440
Gazprom PJSC — ADR	34,210	170,709
Inter Rao UES PJSC	2,615,256	163,568
Lukoil PJSC	16,928	1,297,622
Lukoil PJSC — ADR	2,414	184,848
Magnit PJSC — GDR	14,687	208,350
MMC Norilsk Nickel PJSC	3,113	540,066
Mobile TeleSystems PJSC — ADR	25,223	215,152
Moscow Exchange MICEX-RTS PJSC(c)	63,850	94,968
Novatek PJSC — GDR	3,754	688,526
Novolipetsk Steel PJSC	57,306	155,349
Rosneft Oil Co. PJSC	21,260	159,505
Rosneft Oil Co. PJSC, — GDR	15,910	118,876
RusHydro PJSC	6,552,000	62,003
Sberbank of Russia PJSC	205,970	636,673
Sberbank of Russia PJSC — ADR	64,644	817,390
Severstal PJSC	10,830	180,226
Surgutneftegas OJSC — ADR	24,155	99,722
Tatneft PJSC	68,251	867,622
VTB Bank PJSC	86,510,000	53,723
VTB Bank PJSC, — GDR	50,000	66,950

		7,972,438
Singapore — 0.8%
Ascendas Real Estate Investment Trust	136,378	263,428
CapitaLand Commercial Trust	124,412	162,090
CapitaLand Ltd.	111,900	275,629
CapitaLand Mall Trust	85,800	139,449
City Developments Ltd.	17,400	116,008
ComfortDelGro Corp. Ltd.	98,300	174,703
DBS Group Holdings Ltd.	76,984	1,468,635
Genting Singapore Ltd.	233,000	180,606
Golden Agri-Resources Ltd.	270,000	49,317
Jardine Cycle & Carriage Ltd.	4,444	104,016
Keppel Corp. Ltd.	76,700	390,500
Oversea-Chinese Banking Corp. Ltd.	128,349	1,073,985
SATS Ltd.	24,800	94,679
Sembcorp Industries Ltd.	40,000	90,345

14

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Singapore (continued)
Singapore Airlines Ltd.	28,600	$203,725
Singapore Exchange Ltd.	12,500	67,370
Singapore Press Holdings Ltd.	20,400	42,834
Singapore Technologies Engineering Ltd.	68,700	178,812
Singapore Telecommunications Ltd.	349,400	827,971
Suntec Real Estate Investment Trust	137,100	193,597
United Overseas Bank Ltd.	59,300	1,172,268
UOL Group Ltd.	22,000	110,949
Venture Corp. Ltd.	11,200	144,421
Wilmar International Ltd.	64,800	152,574

		7,677,911
South Africa — 1.5%
Absa Group, Ltd.	20,871	223,845
Anglo American Platinum Ltd.	810	26,481
AngloGold Ashanti Ltd.	19,921	172,133
Aspen Pharmacare Holdings Ltd.	18,439	220,647
Bid Corp. Ltd.(b)	14,178	295,519
Bidvest Group Ltd.(b)	15,555	203,471
Capitec Bank Holdings Ltd.(b)	1,291	93,386
Clicks Group Ltd.	10,206	126,140
Coronation Fund Managers Ltd.	27,149	103,460
Discovery Holdings Ltd.	20,716	248,790
Exxaro Resources Ltd.	15,325	157,545
FirstRand Ltd.	153,039	734,103
Fortress REIT, Ltd.(b)	74,733	80,473
Foschini Group Ltd.	6,728	82,561
Gold Fields Ltd.	38,623	92,547
Growthpoint Properties Ltd.	72,731	119,476
Hyprop Investments Ltd.	7,562	49,357
Imperial Holdings Ltd.(b)	3,661	45,265
Investec Ltd.	7,549	53,132
Liberty Holdings Ltd.	1,922	15,328
Life Healthcare Group Holdings Ltd.	22,772	39,550
MMI Holdings Ltd.(c)	20,454	25,085
Mondi Ltd.	7,836	215,192
Mr Price Group Ltd.(b)	10,819	174,483
MTN Group Ltd.	84,532	523,471
Naspers Ltd., Class N	18,939	4,078,492
Nedbank Group Ltd.	13,358	249,885
Netcare Ltd.	28,346	48,529
Old Mutual, Ltd.	220,791	466,099
Pick n Pay Stores Ltd.	28,036	136,361
Pioneer Foods Group Ltd.	6,964	45,306
PSG Group Ltd.	2,684	43,481
Rand Merchant Investment Holdings Ltd.	48,390	131,781
Redefine Properties Ltd.(b)	238,334	168,875
Remgro Ltd.	22,131	308,426
Resilient REIT Ltd.	17,014	69,898
RMB Holdings Ltd.(b)	42,235	236,130
Sanlam Ltd.	68,068	380,272
Sappi Ltd.	29,677	186,174

Security	Shares	Value
South Africa (continued)
Sasol Ltd.	24,215	$935,571
Shoprite Holdings Ltd.	21,012	284,520
Spar Group Ltd.	4,305	56,054
Standard Bank Group Ltd.	59,541	736,255
Telkom SA SOC Ltd.	11,210	40,941
Tiger Brands Ltd.	7,701	144,317
Truworths International Ltd.	20,564	121,289
Vodacom Group Ltd.	23,375	208,049
Woolworths Holdings Ltd.	39,270	137,677

		13,335,822
South Korea — 3.4%
Amorepacific Corp.	1,381	324,823
Amorepacific Group	739	62,143
BGF retail Co. Ltd.	426	78,921
BNK Financial Group, Inc.	6,269	48,593
Celltrion Healthcare Co. Ltd.(c)	1,400	116,389
Celltrion, Inc.(c)	3,717	996,141
Cheil Worldwide, Inc.	4,081	79,689
CJ CheilJedang Corp.	98	29,456
CJ Corp.	848	103,195
CJ ENM Co. Ltd.	390	87,191
CJ Logistics Corp.(c)	414	58,962
Coway Co. Ltd.	2,504	195,941
Daelim Industrial Co. Ltd.	1,073	79,904
Daewoo Engineering & Construction Co. Ltd.(c)	19,237	102,621
DB Insurance Co. Ltd.	3,276	215,004
DGB Financial Group, Inc.	5,100	46,657
Doosan Heavy Industries & Construction Co. Ltd.(c)	776	10,424
E-MART Inc.	545	101,966
GS Engineering & Construction Corp.	3,499	164,908
GS Holdings Corp.	2,934	145,758
Hana Financial Group, Inc.	13,571	544,914
Hankook Tire Co. Ltd.	4,552	205,497
Hanmi Pharm Co. Ltd.	226	101,861
Hanmi Science Co. Ltd.	773	61,176
Hanon Systems	15,127	172,517
Hanssem Co. Ltd.	731	50,484
Hanwha Chemical Corp.	4,037	70,229
Hanwha Corp.	4,520	133,677
Hanwha Life Insurance Co. Ltd.	7,120	33,957
HDC Hyundai Development Co-Engineering & Construction, Class E(c)	1,311	60,158
HLB, Inc.(c)	1,313	142,001
Hotel Shilla Co. Ltd.	1,174	114,797
Hyundai Heavy Industries Holdings Co. Ltd.(c)	102	37,236
Hyundai Department Store Co. Ltd.	314	28,139
Hyundai Engineering & Construction Co. Ltd.	3,298	200,586
Hyundai Glovis Co. Ltd.	1,138	133,352

15

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Hyundai Heavy Industries Co. Ltd.(c)	1,655	$200,598
Hyundai Marine & Fire Insurance Co. Ltd.	4,560	172,374
Hyundai Mobis Co. Ltd.	3,088	634,721
Hyundai Motor Co.	7,283	850,135
Hyundai Steel Co.	5,604	285,504
Kakao Corp.	1,108	118,819
Kangwon Land, Inc.	7,491	193,811
KB Financial Group, Inc.	18,660	908,816
KCC Corp.	266	81,316
KEPCO Plant Service & Engineering Co. Ltd.	707	21,667
Kia Motors Corp.	10,630	336,247
Korea Aerospace Industries Ltd.(c)	2,844	90,089
Korea Electric Power Corp.	12,939	342,474
Korea Gas Corp.(c)	753	41,182
Korea Investment Holdings Co. Ltd.	1,486	101,898
Korea Zinc Co. Ltd.	398	156,410
Korean Air Lines Co. Ltd.	4,193	106,197
KT Corp.	1,200	32,622
KT&G Corp.	5,115	479,567
Kumho Petrochemical Co. Ltd.	423	37,557
LG Chem Ltd.	2,255	742,897
LG Corp.	4,097	268,169
LG Display Co. Ltd.	10,040	173,484
LG Electronics, Inc.	4,891	312,978
LG Household & Health Care Ltd.	441	507,202
Lotte Chemical Corp.	865	216,776
Lotte Corp.(c)	2,177	112,068
Lotte Shopping Co. Ltd.	671	126,805
Mirae Asset Daewoo Co. Ltd.	9,107	69,529
NAVER Corp.	1,334	861,043
NCSoft Corp.	791	315,588
NH Investment & Securities Co. Ltd.	5,312	68,437
OCI Co. Ltd.	1,017	100,832
Orion Corp.	907	86,234
POSCO	3,587	952,157
Posco Daewoo Corp.	1,160	21,887
S-1 Corp.	442	36,420
S-Oil Corp.	1,514	187,012
Samsung Biologics Co. Ltd.(c)(d)	902	434,063
Samsung C&T Corp.	4,015	468,520
Samsung Card Co. Ltd.	1,210	40,132
Samsung Electro-Mechanics Co. Ltd.	2,111	264,400
Samsung Electronics Co. Ltd.	207,816	8,697,277
Samsung Fire & Marine Insurance Co. Ltd.	1,332	341,030
Samsung Heavy Industries Co. Ltd.(c)	10,782	78,517
Samsung Life Insurance Co. Ltd.	3,145	275,863
Samsung SDI Co. Ltd.	2,368	551,487
Samsung SDS Co. Ltd.	929	193,431
Samsung Securities Co. Ltd.	2,723	80,184
Shinhan Financial Group Co. Ltd.	19,796	799,926

Security	Shares	Value
South Korea (continued)
Shinsegae Inc.	335	$109,521
SillaJen, Inc.(c)	2,140	197,450
SK Holdings Co. Ltd.	1,542	399,017
SK Hynix, Inc.	24,918	1,648,521
SK Innovation Co. Ltd.	2,988	579,194
SK Telecom Co. Ltd.	1,198	303,735
ViroMed Co. Ltd.(c)	585	127,022
Woori Bank	13,531	206,040
Yuhan Corp.	704	153,864

		31,439,983
Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	11,944	507,295
Aena SME SA(d)	3,227	559,100
Amadeus IT Group SA	19,963	1,850,349
Banco Bilbao Vizcaya Argentaria SA(b)	296,766	1,881,569
Banco de Sabadell SA	292,491	452,161
Banco Santander SA	678,997	3,399,505
Bankia SA	45,598	178,002
Bankinter SA	28,922	265,672
CaixaBank SA	160,526	730,059
Enagas SA	4,217	113,662
Endesa SA	12,611	272,016
Ferrovial SA	20,411	422,368
Gas Natural SDG SA	14,485	394,861
Grifols SA	15,251	428,824
Iberdrola SA	258,549	1,899,004
Industria de Diseno Textil SA	47,632	1,439,037
Mapfre SA	66,978	209,497
Red Electrica Corp. SA	13,061	273,047
Repsol SA	56,793	1,130,597
Siemens Gamesa Renewable Energy SA(c)	10,554	133,171
Telefonica SA	197,701	1,559,532

		18,099,328
Sweden — 1.8%
Alfa Laval AB	11,214	303,432
Assa Abloy AB, Class B	44,693	895,821
Atlas Copco AB, A Shares	29,199	839,710
Atlas Copco AB, B Shares	15,828	421,709
Boliden AB	11,369	316,181
Electrolux AB, Class B	12,094	266,421
Epiroc AB, Class A(c)	32,741	365,819
Epiroc AB, Class B(c)	15,828	162,957
Essity AB, Class B	27,428	688,478
Hennes & Mauritz AB, Class B(b)	39,769	734,935
Hexagon AB, Class B	9,081	531,663
Husqvarna AB, Class B	2,063	17,539
ICA Gruppen AB	80	2,537
Industrivarden AB, Class C	8,883	196,973
Investor AB, Class B	19,921	917,991

16

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Kinnevik AB, Class B	5,246	$158,411
L E Lundbergforetagen AB, B Shares	3,263	109,955
Lundin Petroleum AB	9,142	348,467
Millicom International Cellular SA, SDR	3,254	186,620
Nordea Bank AB	133,482	1,452,363
Sandvik AB	49,506	876,467
Securitas AB, Class B	13,331	231,767
Skandinaviska Enskilda Banken AB, Class A	69,868	778,893
Skanska AB, Class B	10,880	213,329
SKF AB, Class B	17,305	340,510
Svenska Handelsbanken AB, Class A	66,426	837,741
Swedbank AB, Class A	39,574	978,750
Swedish Match AB	8,644	441,841
Tele2 AB, Class B	13,773	165,528
Telefonaktiebolaget LM Ericsson, Class B	143,370	1,268,937
Telia Co. AB	121,392	556,654
Volvo AB, Class B	65,184	1,149,646

		16,758,045
Switzerland — 6.0%
ABB Ltd., Registered Shares	82,889	1,960,720
Adecco SA, Registered Shares	7,342	385,949
Baloise Holding AG, Registered Shares	2,014	306,913
Barry Callebaut AG, Registered Shares	143	270,789
Chocoladefabriken Lindt & Spruengli AG	47	328,929
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	4	327,644
Cie Financiere Richemont SA, Registered Shares	23,352	1,903,896
Clariant AG, Registered Shares(c)	3,965	103,143
Coca-Cola HBC AG(c)	6,500	221,450
Credit Suisse Group AG, Registered Shares(c)	109,084	1,636,855
Dufry AG, Registered Shares(b)(c)	1,558	176,029
EMS-Chemie Holding AG, Registered Shares	450	268,374
Ferguson PLC	10,697	907,339
Geberit AG, Registered Shares	1,527	708,744
Givaudan SA, Registered Shares	405	996,536
Glencore PLC(c)	491,379	2,118,178
Julius Baer Group Ltd.(c)	11,443	571,877
Kuehne + Nagel International AG, Registered Shares	1,945	308,623
LafargeHolcim Ltd., Registered Shares(c)	20,366	1,008,257
Lonza Group AG, Registered Shares(c)	3,403	1,164,157
Nestle SA, Registered Shares	133,799	11,136,967
Novartis AG, Registered Shares	93,451	8,044,118
Pargesa Holding SA, Bearer Shares	1,995	160,286
Partners Group Holding AG	749	593,746
Roche Holding AG	30,186	7,299,437

Security	Shares	Value
Switzerland (continued)
Schindler Holding AG, Participation Certificates	1,755	$437,972
Schindler Holding AG, Registered Shares	344	83,003
SGS SA, Registered Shares	229	602,941
Sika AG, Registered Shares	5,536	805,596
Sonova Holding AG, Registered Shares	2,263	449,133
STMicroelectronics NV	30,473	557,735
Straumann Holding AG, Registered Shares	236	177,794
Swatch Group AG, Bearer Shares	1,402	557,202
Swatch Group AG, Registered Shares	2,330	181,478
Swiss Life Holding AG, Registered Shares(c)	1,676	635,491
Swiss Prime Site AG, Registered Shares	3,413	291,181
Swiss Re AG	12,568	1,157,970
Swisscom AG, Registered Shares	841	381,442
Temenos AG, Registered Shares(c)	2,285	372,163
UBS Group AG, Registered Shares(c)	160,692	2,537,107
Vifor Pharma AG	2,169	376,040
Zurich Insurance Group AG	6,448	2,033,087

		54,546,291
Taiwan — 3.0%
Acer, Inc.(c)	69,504	57,407
Advantech Co. Ltd.	22,873	170,239
ASE Technology Holding Co. Ltd.(c)	191,343	467,359
Asia Cement Corp.	94,233	128,054
Asustek Computer, Inc.	38,220	330,636
AU Optronics Corp.	414,000	174,592
Catcher Technology Co. Ltd.	27,000	296,808
Cathay Financial Holding Co. Ltd.	377,935	649,521
Chailease Holding Co. Ltd.	68,130	238,453
Chang Hwa Commercial Bank Ltd.	230,085	142,384
Cheng Shin Rubber Industry Co. Ltd.	436	685
Chicony Electronics Co. Ltd.	15,856	32,101
China Airlines Ltd.	103,687	31,406
China Development Financial Holding Corp.	577,765	215,572
China Life Insurance Co. Ltd.	121,150	121,815
China Steel Corp.	580,638	484,845
Chunghwa Telecom Co. Ltd.	158,000	569,107
Compal Electronics, Inc.	192,000	119,088
CTBC Financial Holding Co. Ltd.	868,601	653,984
Delta Electronics, Inc.	67,000	287,217
E.Sun Financial Holding Co. Ltd.	312,123	230,449
Eclat Textile Co. Ltd.	7,303	90,376
Eva Airways Corp.	76,865	37,377
Evergreen Marine Corp. Taiwan Ltd.	98,044	41,093
Far Eastern New Century Corp.	95,607	111,797
Far EasTone Telecommunications Co. Ltd.	95,000	226,507
Feng TAY Enterprise Co. Ltd.	16,150	99,457
First Financial Holding Co. Ltd.	479,665	326,668

17

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	128,360	$537,911
Formosa Petrochemical Corp.	50,000	242,361
Formosa Plastics Corp.	152,040	582,428
Formosa Taffeta Co. Ltd.	31,000	37,810
Foxconn Technology Co. Ltd.	43,007	104,951
Fubon Financial Holding Co. Ltd.	278,952	473,142
Giant Manufacturing Co. Ltd.	10,000	42,883
Globalwafers Co. Ltd.	8,000	88,160
Highwealth Construction Corp.	62,400	98,841
Hiwin Technologies Corp.	12,035	99,439
Hon Hai Precision Industry Co. Ltd.	701,000	1,817,818
Hotai Motor Co. Ltd.	8,000	68,523
HTC Corp.(c)	18,050	23,967
Hua Nan Financial Holdings Co. Ltd.	413,583	250,504
Innolux Corp.	428,494	148,800
Inventec Corp.	92,470	82,970
Largan Precision Co. Ltd.	4,000	475,205
Lite-On Technology Corp.	99,816	125,428
Macronix International	69,360	57,784
MediaTek, Inc.	69,255	558,823
Mega Financial Holding Co. Ltd.	505,110	454,754
Micro-Star International Co. Ltd.	43,000	116,311
Nan Ya Plastics Corp.	214,790	596,334
Nien Made Enterprise Co. Ltd.	9,000	70,437
Novatek Microelectronics Corp.	23,000	113,501
Pegatron Corp.	105,000	210,121
Phison Electronics Corp.	15,000	119,546
Pou Chen Corp.	92,000	97,138
Powertech Technology, Inc.	70,100	190,992
President Chain Store Corp.	26,000	305,259
Quanta Computer, Inc.	138,000	240,477
Realtek Semiconductor Corp.	23,240	103,564
Ruentex Development Co. Ltd.	57,308	66,922
Ruentex Industries Ltd.	17,521	34,813
Shin Kong Financial Holding Co. Ltd.	297,049	116,171
SinoPac Financial Holdings Co. Ltd.	547,741	199,957
Standard Foods Corp.	7,342	12,206
Synnex Technology International Corp.	134,500	171,411
TaiMed Biologics, Inc.(c)	15,000	92,462
Taishin Financial Holding Co. Ltd.	349,704	168,882
Taiwan Business Bank	272,273	98,964
Taiwan Cement Corp.	160,600	216,090
Taiwan Cooperative Financial Holding Co. Ltd.	434,035	264,364
Taiwan Mobile Co. Ltd.	67,800	243,105
Taiwan Semiconductor Manufacturing Co. Ltd.	1,062,000	9,062,612
Teco Electric and Machinery Co. Ltd.	39,000	28,286
Uni-President Enterprises Corp.	207,950	542,542
United Microelectronics Corp.	527,000	278,053
Vanguard International Semiconductor Corp.	38,000	84,808
Walsin Technology Corp.	13,000	90,699

Security	Shares	Value
Taiwan (continued)
Win Semiconductors Corp.	16,000	$70,440
Wistron Corp.	133,161	86,739
WPG Holdings Ltd.	85,270	105,959
Yageo Corp.	10,783	161,920
Yuanta Financial Holding Co. Ltd.	432,260	227,866
Zhen Ding Technology Holding Ltd.	14,710	32,845

		27,329,295
Thailand — 0.6%
Advanced Info Service PCL — NVDR	31,200	193,952
Airports of Thailand PCL — NVDR	176,800	358,083
Bangkok Bank PCL, Foreign Registered Shares	11,900	80,224
Bangkok Dusit Medical Services PCL — NVDR	123,900	97,689
Banpu PCL — NVDR	227,900	134,629
BTS Group Holdings PCL — NVDR	249,200	71,669
Bumrungrad Hospital PCL — NVDR	22,400	128,762
Central Pattana PCL — NVDR	63,000	161,691
Charoen Pokphand Foods PCL — NVDR	204,000	159,276
CP ALL PCL — NVDR	266,000	567,639
Delta Electronics Thailand PCL — NVDR	20,000	43,135
Energy Absolute PCL — NVDR	45,000	67,088
Glow Energy PCL — NVDR	53,900	146,690
Home Product Center PCL — NVDR	82,832	40,492
Indorama Ventures PCL — NVDR	39,200	71,530
IRPC PCL — NVDR	492,400	103,562
Kasikornbank PCL — NVDR	19,800	132,243
Kasikornbank PCL, Foreign Registered Shares	58,200	392,280
Krung Thai Bank PCL — NVDR	143,775	89,807
Minor International PCL — NVDR	146,680	185,989
PTT Exploration & Production PCL — NVDR	76,522	367,252
PTT Global Chemical PCL — NVDR	57,368	144,161
PTT PCL — NVDR	463,000	777,279
Siam Cement PCL — NVDR	13,000	179,407
Siam Commercial Bank PCL — NVDR	57,900	266,748
Thai Oil PCL — NVDR	51,600	141,285
Thai Union Group PCL — NVDR(b)	329,100	182,147
TMB Bank PCL — NVDR	271,500	19,317
True Corp. PCL — NVDR	355,740	66,566

		5,370,592
Turkey — 0.1%
Akbank TAS	114,009	130,590
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,158	49,414
Arcelik AS	20,968	48,016
BIM Birlesik Magazalar AS	8,704	117,167
Coca-Cola Icecek AS	4,750	26,530
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	78,385	23,185

18

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Turkey (continued)
Eregli Demir ve Celik Fabrikalari TAS	51,754	$94,430
Ford Otomotiv Sanayi SA	2,700	29,404
Haci Omer Sabanci Holding AS	32,457	40,933
KOC Holding AS	17,992	50,821
Petkim Petrokimya Holding AS	61,898	54,756
TAV Havalimanlari Holding AS	2,171	11,230
Tofas Turk Otomobil Fabrikasi AS	4,704	16,639
Tupras Turkiye Petrol Rafinerileri AS	5,076	112,705
Turk Hava Yollari AO(c)	26,638	84,020
Turkcell Iletisim Hizmetleri AS	33,444	63,728
Turkiye Garanti Bankasi AS	101,489	129,393
Turkiye Halk Bankasi AS	58,372	64,710
Turkiye Is Bankasi AS, Class C	88,347	64,524
Turkiye Sise ve Cam Fabrikalari AS	47,105	45,492
Turkiye Vakiflar Bankasi Tao, Class D	43,060	26,963
Ulker Biskuvi Sanayi(c)	3,956	11,092
Yapi ve Kredi Bankasi AS(b)(c)	126,539	39,321

		1,335,063
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	138,930	300,825
Aldar Properties PJSC	145,452	72,468
DP World Ltd.	10,522	200,970
Dubai Islamic Bank PJSC	48,113	70,474
Emaar Malls PJSC	81,000	40,357
Emaar Properties PJSC	172,958	233,151
Emirates Telecommunications Group Co. PJSC	97,764	444,503
First Abu Dhabi Bank PJSC	58,972	230,121
Mediclinic International PLC	17,716	98,946
NMC Health PLC	4,897	216,472

		1,908,287
United Kingdom — 10.0%
3i Group PLC	43,115	527,937
Admiral Group PLC	8,197	222,198
Anglo American PLC(b)	48,156	1,077,296
Ashtead Group PLC	23,868	757,290
Associated British Foods PLC	15,586	465,171
AstraZeneca PLC	54,376	4,238,285
Auto Trader Group PLC(d)	41,090	239,031
Aviva PLC	172,252	1,099,049
Babcock International Group PLC	15,027	141,523
BAE Systems PLC	140,249	1,150,037
Barclays PLC	759,577	1,684,760
Barratt Developments PLC	42,917	316,940
Berkeley Group Holdings PLC	6,196	296,830
BP PLC	853,751	6,543,778
British American Tobacco PLC	98,343	4,584,799
British Land Co. PLC	46,491	373,935
BT Group PLC	359,091	1,054,056
Bunzl PLC	15,074	473,899
Burberry Group PLC	16,728	439,265
Carnival PLC	8,108	503,063

Security	Shares	Value
United Kingdom (continued)
Centrica PLC	236,230	$476,941
Coca-Cola European Partners PLC	6,565	298,510
Compass Group PLC	66,402	1,476,337
ConvaTec Group PLC(d)	35,621	107,777
Croda International PLC	5,674	384,605
Diageo PLC	105,748	3,746,448
Direct Line Insurance Group PLC	28,235	119,174
easyJet PLC	8,921	152,657
Experian PLC	41,673	1,069,331
Fiat Chrysler Automobiles NV(c)	49,117	859,008
G4S PLC	67,608	213,242
GlaxoSmithKline PLC	214,128	4,294,275
Hammerson PLC	42,497	252,864
Hargreaves Lansdown PLC	12,676	369,006
HSBC Holdings PLC	864,068	7,539,323
Imperial Brands PLC	40,986	1,426,229
Informa PLC	55,152	547,798
InterContinental Hotels Group PLC	8,722	542,920
International Consolidated Airlines Group SA	20,851	178,872
Intertek Group PLC	6,932	450,943
Investec PLC	31,614	221,776
ITV PLC	151,643	311,227
J. Sainsbury PLC	72,193	302,452
John Wood Group PLC	24,504	245,843
Johnson Matthey PLC	5,498	255,125
Kingfisher PLC	97,026	328,067
Land Securities Group PLC	31,499	362,680
Legal & General Group PLC	273,709	934,386
Lloyds Banking Group PLC	3,076,640	2,366,204
London Stock Exchange Group PLC	13,868	828,706
Marks & Spencer Group PLC	87,368	328,717
Meggitt PLC	42,920	316,874
Melrose Industries PLC	214,759	559,014
Merlin Entertainments PLC(d)	40,221	209,759
Micro Focus International PLC	19,004	353,415
Mondi PLC	12,885	352,788
National Grid PLC	136,997	1,415,010
Next PLC	6,073	434,621
Pearson PLC	33,637	389,394
Persimmon PLC	14,724	453,312
Prudential PLC	108,900	2,496,865
Randgold Resources Ltd.	2,830	200,162
Reckitt Benckiser Group PLC	28,970	2,646,409
RELX PLC	46,017	968,043
RELX PLC(c)	40,136	843,226
Rio Tinto Ltd.	17,002	966,945
Rio Tinto PLC	51,884	2,617,110
Rolls-Royce Holdings PLC(c)	69,448	893,476
Royal Bank of Scotland Group PLC	152,197	493,133
Royal Mail PLC(b)	43,082	267,814
RSA Insurance Group PLC	43,531	326,142
Sage Group PLC	45,514	347,615
Schroders PLC	4,883	196,679

19

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Segro PLC	43,355	$360,770
Severn Trent PLC	9,115	219,716
Shire PLC	38,958	2,353,683
Sky PLC	45,101	1,016,387
Smith & Nephew PLC	36,626	668,228
Smiths Group PLC	14,972	291,508
SSE PLC	38,217	570,727
St. James’s Place PLC	15,074	224,687
Standard Chartered PLC	119,546	990,464
Standard Life Aberdeen PLC	113,774	453,347
Taylor Wimpey PLC	136,947	306,104
Tesco PLC	399,427	1,248,814
Travis Perkins PLC	13,060	181,234
Unilever PLC	51,731	2,841,796
United Utilities Group PLC	27,989	256,937
Vodafone Group PLC	1,137,074	2,436,320
Weir Group PLC	9,549	219,072
Whitbread PLC	7,780	478,173
WM Morrison Supermarkets PLC	75,511	255,301
WPP PLC	57,151	836,952

		91,138,611
United States — 0.0%
Bausch Health Cos., Inc.(c)	12,671	325,395

Total Common Stocks — 97.5% (Cost — $720,068,165)		888,713,059

Preferred Stocks — 1.2%

Brazil — 0.5%
Banco Bradesco SA, Preference Shares, 0.00%	151,774	1,077,456
Braskem SA, Preference ‘A’ Shares, Class A, 0.00%	11,000	159,176
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares, 0.00%(c)	13,700	63,165
Cia Brasileira de Distribuicao, Preference Shares, 0.00%	7,649	165,744
Cia Energetica de Minas Gerais, Preference Shares, 0.00%	63,951	113,379
Gerdau SA, Preference Shares, 0.00%	22,902	97,482
Itau Unibanco Holding SA, Preference Shares, 0.00%	138,294	1,511,165
Itausa — Investimentos Itau SA, Preference Shares, 0.00%	215,337	538,536
Lojas Americanas SA, Preference Shares, 0.00%	35,184	138,260
Petroleo Brasileiro SA, Preference Shares, 0.00%	176,189	920,089

Security	Shares	Value
Brazil (continued)
Telefonica Brasil SA, Preference Shares, 0.00%	19,455	$188,839

		4,973,291
Chile — 0.0%
Embotelladora Andina SA, Preference ‘B’ Shares, 0.00%	9,220	35,884
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares, 0.00%	4,912	225,486

		261,370
Colombia — 0.1%
Bancolombia SA, Preference Shares, 0.00%	29,726	314,035
Grupo Aval Acciones y Valores SA, Preference Shares, 0.00%	125,734	49,440
Grupo de Inversiones Suramericana SA, Preference Shares, 0.00%	5,800	66,559

		430,034
Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, 0.00%	392	30,745
Fuchs Petrolub SE, Preference Shares, 0.00%	3,377	188,446
Henkel AG & Co. KGaA, Preference Shares, 0.00%	7,725	905,762
Porsche Automobil Holding SE, Preference Shares, 0.00%	4,926	331,606
Sartorius AG, Preference Shares, 0.00%	1,161	188,188
Schaeffler AG, Preference Shares, 0.00%	11,345	144,711
Volkswagen AG, Preference Shares, 0.00%	8,175	1,435,634

		3,225,092
Russia — 0.0%
Surgutneftegas OJSC, Preference Shares, 0.00%	395,000	228,943
Transneft PJSC, Preference Shares, 0.00%	32	80,889

		309,832
South Korea — 0.2%
Amorepacific Corp., Preference Shares, 0.00%	382	47,345
Hyundai Motor Co., Preference Shares, 0.00%	852	60,136
Hyundai Motor Co., Second Preference Shares, 0.00%	1,756	134,126
LG Chem Ltd., Preference Shares, 0.00%	179	32,915

20

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	37,138	$1,266,675

		1,541,197

Total Preferred Securities — 1.2% (Cost — $9,331,514)		10,740,816

Rights — 0.0%

Australia — 0.0%
Harvey Norman Holdings Ltd. (Expires 10/15/18)(c)	943	545

Total Rights — 0.0% (Cost — $0)		545

Security	Shares	Value
Warrants — 0.0%

Thailand — 0.0%
BTS W4 (Expires 08/01/19)(c)	95,622	$—

Total Warrants — 0.0% (Cost — $0)		—

Total Long-Term Investments — 98.7% (Cost — $729,399,679)		899,454,420

Short-Term Securities — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(f)(g)(h)	30,837,489	30,846,740
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(f)(h)	2,134,719	2,134,719

Total Short-Term Securities — 3.6% (Cost — $32,974,637)		32,981,459

Total Investments — 102.3% (Cost — $762,374,316)		932,435,879
Liabilities in Excess of Other Assets — (2.3)%		(21,166,196)

Net Assets — 100.0%		$911,269,683

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or a portion of the security, is on loan.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

(h)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	32,928,247	(2,090,758)	30,837,489	$30,846,740	$216,953	(b)	$3,741	$3,619
BlackRock Cash Funds: Treasury, SL Agency Shares	1,291,425	843,294	2,134,719	2,134,719	40,759		—	—

				$32,981,459	$257,712		$3,741	$3,619

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrower of securities.

21

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio

Portfolio Abbreviations

ADR	American Depositary Receipts
ARC	Auction Rate Certificates
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
MTN	Medium-Term Note
NOK	Norwegian Krone
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P/TSX 60 Index	18	12/20/18	$662	$3,776
E-Mini MSCI EAFE Index	62	12/21/18	6,124	40,998
MSCI Emerging Markets E-Mini Index	28	12/21/18	1,470	23,765

				$68,539

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

22

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$134,479	$42,408,165	$—	$42,542,644
Austria	—	1,457,662	—	1,457,662
Belgium	—	6,386,290	—	6,386,290
Brazil	8,718,142	—	—	8,718,142
Canada	59,693,706	—	—	59,693,706
Chile	2,176,743	201,434	—	2,378,177
China	17,686,306	44,243,813	150,618	62,080,737
Colombia	608,566	—	—	608,566
Czech Republic	249,689	61,576	—	311,265
Denmark	284,952	10,088,798	—	10,373,750
Finland	—	6,576,865	—	6,576,865
France	1,765,311	65,982,150	—	67,747,461
Germany	296,227	54,555,704	—	54,851,931
Greece	144,037	515,592	1,028	660,657
Hong Kong	910,699	27,665,980	—	28,576,679
Hungary	—	635,801	—	635,801
India	2,191,547	16,632,856	—	18,824,403
Indonesia	—	4,411,743	—	4,411,743
Ireland	1,460,172	2,679,657	—	4,139,829
Isle of Man	—	239,330	—	239,330
Israel	1,549,763	1,856,250	—	3,406,013
Italy	—	12,209,975	—	12,209,975
Japan	142,059	151,754,377	—	151,896,436
Luxembourg	109,570	1,585,364	—	1,694,934
Malaysia	294,021	4,994,393	—	5,288,414
Mexico	7,010,688	120,283	—	7,130,971
Netherlands	1,334,142	32,301,589	—	33,635,731
New Zealand	—	1,306,348	—	1,306,348
Norway	—	4,809,289	—	4,809,289
Pakistan	33,584	75,120	—	108,704
Peru	925,221	—	—	925,221
Philippines	69,118	2,108,937	—	2,178,055

23

Schedule of Investments (unaudited) (continued) September 30, 2018	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Poland	$69,566	$2,638,035	$—	$2,707,601
Portugal	363,071	518,269	—	881,340
Qatar	351,333	1,629,235	—	1,980,568
Romania	100,760	—	—	100,760
Russia	282,102	7,690,336	—	7,972,438
Singapore	—	7,677,911	—	7,677,911
South Africa	835,430	12,500,392	—	13,335,822
South Korea	2,041,762	29,398,221	—	31,439,983
Spain	—	18,099,328	—	18,099,328
Sweden	1,263,711	15,494,334	—	16,758,045
Switzerland	—	54,546,291	—	54,546,291
Taiwan	—	27,329,295	—	27,329,295
Thailand	202,411	5,168,181	—	5,370,592
Turkey	—	1,335,063	—	1,335,063
United Arab Emirates	758,298	1,149,989	—	1,908,287
United Kingdom	2,635,064	88,503,547	—	91,138,611
United States	325,395	—	—	325,395
Preferred Stocks	5,664,695	5,076,121	—	10,740,816
Rights	545	—	—	545
Short-Term Securities	32,981,459	—	—	32,981,459

	$155,664,344	$776,619,889	$151,646	$932,435,879

Derivative Financial Instruments(a)
Assets:
Equity contracts	$64,763	$—	$—	$64,763
Other contracts	3,776	—	—	3,776

Total	$68,539	$—	$—	$68,539

(a)	Derivative financial instruments are futures contracts. Futures are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers out of Level 1 (a)	Transfers into Level 2 (a)
Assets:
Investments:
Long-Term Investments:
Common Stocks	$(50,784,267)	$50,784,267
Preferred Stocks	(226,542)	226,542

	$(51,010,809)	$51,010,809

(a)	External pricing service used to reflect any significant market movement between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

24

Schedule of Investments (unaudited) September 30, 2018	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 32.1%
U.S. Treasury Obligations
U.S. Treasury Bills(a):
1.93%, 10/04/18	$350,000	$349,944,583
2.00%, 10/11/18	200,000	199,890,722
2.03%, 10/18/18	50,480	50,431,609
2.04%, 11/08/18	4,125	4,116,292
2.07%, 11/15/18	106,970	106,698,269
2.07%, 11/23/18	67,105	66,903,955
2.17%, 12/20/18	101,000	100,523,056
2.16%, 12/27/18	489,735	487,232,910
2.15%, 01/10/19	155,000	154,086,791
2.20%, 01/24/19	99,615	98,930,100
2.23%, 02/07/19	221,245	219,516,708
2.24%, 02/21/19	75,000	74,349,052
2.26%, 02/28/19	37,675	37,328,286
2.35%, 06/20/19	12,400	12,194,694
2.54%, 09/12/19	28,690	28,011,673
U.S. Treasury Notes:
0.88%, 10/15/18	14,995	14,990,338
(3 mo.Treasury money market yield + 0.17%), 1.25% - 2.36%, 10/31/18(b)	168,995	168,977,963

Security	Par (000)	Value
U.S Treasury Obligations (continued)
1.38%, 11/30/18	$11,500	$11,493,040
1.13%, 01/15/19	34,015	33,937,132
(3 mo.Treasury money market yield + 0.14%), 1.13% - 2.33%, 01/31/19(b)	105,485	105,377,695
1.13% - 1.38%, 02/28/19	80,960	80,643,386
1.50%, 03/31/19	71,600	71,322,963
(3 mo.Treasury money market yield + 0.07%), 2.26%, 04/30/19(b)	117,720	117,717,638
(3 mo.Treasury money market yield + 0.06%), 2.25%, 07/31/19(b)	84,270	84,343,155
2.24%, 10/31/19(c)	111,785	111,800,532
2.19%, 01/31/20(c)	514,565	514,380,751
2.23%, 04/30/20(c)	96,830	96,837,804
2.24%, 07/31/20(c)	70,000	70,000,000

Total U.S. Treasury Obligations — 32.1% (Cost — $3,471,981,097 )		3,471,981,097

Total Repurchase Agreements — 64.8%		7,008,165,000

Total Investments — 96.9% (Cost — $10,480,146,097*)		10,480,146,097
Other Assets Less Liabilities — 3.1%		338,336,790

Net Assets — 100.0%		$10,818,482,887

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	2.11%		08/23/18	10/05/18	$29,610	$29,610	$29,621,852	U.S. Treasury Obligations, 0.00% to 3.13%, due 11/01/18 to 08/15/47	$31,093,100	$30,202,228

Bank of Nova Scotia	2.23%		09/28/18	10/01/18	59,555	59,555	59,566,067	U.S. Treasury Obligations, 0.63% to 2.00%, due 01/31/20 to 02/15/44	58,806,200	60,757,426

BNP Paribas Securities Corp.	2.24%		09/28/18	10/01/18	52,000	52,000	52,009,707	U.S. Treasury Obligations, 2.50% to 4.75%, due 02/15/37 to 11/15/47	60,347,500	53,040,012

Citigroup Global Markets, Inc.	2.24	%(a)	09/28/18	10/01/18	270,000	270,000	270,050,400	U.S. Treasury Obligations, 0.13% to 3.00%, due 03/31/19 to 05/15/47	275,370,643	275,400,063

1

Schedule of Investments (unaudited) (continued) September 30, 2018	Treasury Money Market Master Portfolio

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Credit Agricole Corp.	2.24%		09/28/18	10/01/18	$395,000	$395,000	$395,073,733	U.S. Treasury Obligations, 2.00% to 2.75%, due 03/31/23 to 08/15/25	$409,451,667	$402,900,018

Federal Reserve Bank of New York	2.00%		09/28/18	10/01/18	2,725,000	2,725,000	2,725,454,167	U.S. Treasury Obligations, 2.00% to 2.25%, due 03/31/21 to 04/30/24	2,798,445,800	2,725,454,188

HSBC Securities (USA), Inc.	2.24%		09/28/18	10/01/18	169,000	169,000	169,031,547	U.S. Treasury Obligations, 0.00% to 1.25%, due 10/31/18 to 08/15/44	275,115,961	172,380,000
HSBC Securities (USA), Inc.	2.24	%(b)	09/28/18	10/01/18	200,000	200,000	200,037,333	U.S. Treasury Obligations, 1.63% to 2.75%, due 03/15/20 to 06/30/25	205,908,600	204,000,088

Total HSBC Securities (USA), Inc.						$369,000				$376,380,088

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.25%		09/28/18	10/01/18	8,000	8,000	8,001,500	U.S. Treasury Obligation, 3.00%, due 05/15/45	8,343,600	8,160,015

Mufg Securities Americas Inc.	2.20%		09/28/18	10/01/18	800,000	800,000	800,146,667	U.S. Treasury Obligations, 0.00% to 6.13%, due 11/30/18 to 08/15/48	794,883,060	816,000,039

Natixis SA	2.23	%(b)	09/28/18	10/01/18	100,000	100,000	100,018,583	U.S. Treasury Obligations, 0.00% to 8.50%, due 11/23/18 to 11/15/42	101,913,500	102,000,037

SG Americas Securities LLC	2.22%		09/28/18	10/01/18	100,000	100,000	100,018,500	U.S. Treasury Obligations, 0.00% to 6.63%, due 02/15/27 to 11/15/47	129,808,662	102,000,029

TD Securities (USA) LLC	2.25%		09/28/18	10/01/18	400,000	400,000	400,075,000	U.S. Treasury Obligations, 1.00% to 4.25%, due 09/30/19 to 02/15/44	411,962,100	408,000,087

Wells Fargo Securities LLC	2.24%		09/28/18	10/01/18	1,700,000	1,700,000	1,700,317,333	U.S. Treasury Obligations, 0.00% to 3.13%, due 10/11/18 to 02/15/47	1,732,528,200	1,734,000,070

						$7,008,165				$7,094,294,300

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	Treasury Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a):	$—	$10,480,146,097	$—	$10,480,146,097

(a)	See above Schedule of Investments for values in each security type.

During the period ended September 30, 2018, there were no transfers between Levels.

3

Schedule of Investments (unaudited) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 0.5%
American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/22	$6,500	$6,410,056
Citibank Credit Card Issuance Trust:
Series 2016-A1, Class A1, 1.75%, 11/19/21	3,000	2,961,698
Series 2016-A2, Class A2, 2.19%, 11/20/23	6,000	5,817,049
Series 2017-A3, Class A3, 1.92%, 04/07/22	3,600	3,543,114
Honda Auto Receivables Owner Trust, Class A4:
Series 2015-3, 1.56%, 10/18/21	1,409	1,406,419
Series 2017-4, 2.21%, 03/21/24	6,525	6,388,258
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 03/15/23	3,000	2,969,347

Total Asset-Backed Securities — 0.5% (Cost — $29,866,234)		29,495,941

Corporate Bonds — 25.7%
Aerospace & Defense — 0.5%
Boeing Capital Corp., 4.70%, 10/27/19	250	254,747
Boeing Co.:
2.35%, 10/30/21	75	73,481
2.13%, 03/01/22	250	241,593
1.88%, 06/15/23	500	467,696
2.80%, 03/01/27	1,000	940,297
6.13%, 02/15/33	100	122,668
3.30%, 03/01/35	65	58,988
3.38%, 06/15/46	250	222,628
Embraer Netherlands Finance BV:
5.05%, 06/15/25	250	250,940
5.40%, 02/01/27	500	510,000
General Dynamics Corp.:
3.00%, 05/11/21	3,000	2,983,957
3.88%, 07/15/21	50	50,701
2.25%, 11/15/22	500	478,186
3.38%, 05/15/23	500	499,893
Harris Corp.:
3.83%, 04/27/25	500	490,395
4.85%, 04/27/35	1,065	1,092,987
L3 Technologies, Inc.:
4.95%, 02/15/21	250	257,127
4.40%, 06/15/28	250	249,268
Lockheed Martin Corp.:
2.50%, 11/23/20	1,000	986,071
3.35%, 09/15/21	1,000	1,000,016
3.55%, 01/15/26	2,250	2,223,620

Security	Par (000)	Value
Aerospace & Defense (continued)
3.60%, 03/01/35	$65	$60,802
4.07%, 12/15/42	100	97,204
3.80%, 03/01/45	500	467,877
4.70%, 05/15/46	750	799,536
4.09%, 09/15/52	500	476,019
Northrop Grumman Corp.:
2.08%, 10/15/20	1,000	978,032
3.25%, 08/01/23	500	491,226
2.93%, 01/15/25	1,000	949,959
4.75%, 06/01/43	375	389,154
4.03%, 10/15/47	1,000	937,785
Raytheon Co.:
4.88%, 10/15/40	250	279,150
4.70%, 12/15/41	100	109,078
Rockwell Collins, Inc.:
2.80%, 03/15/22	1,000	973,195
3.50%, 03/15/27	1,000	950,157
4.35%, 04/15/47	1,000	954,331
United Technologies Corp.:
1.90%, 05/04/20	1,000	979,671
3.35%, 08/16/21	400	399,440
1.95%, 11/01/21	250	239,001
3.10%, 06/01/22	600	591,179
3.65%, 08/16/23	500	497,780
2.65%, 11/01/26	1,000	902,410
3.13%, 05/04/27	1,000	934,121
4.45%, 11/16/38	500	496,622
5.70%, 04/15/40	300	343,409
4.50%, 06/01/42	950	939,184
4.15%, 05/15/45	250	232,471
3.75%, 11/01/46	750	656,378
4.05%, 05/04/47	500	457,011
4.63%, 11/16/48	750	754,177

		30,791,618
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 01/15/24	250	256,078
3.25%, 04/01/26	545	525,226
3.30%, 03/15/27	500	477,829
3.90%, 02/01/35	190	178,889
3.88%, 08/01/42	50	44,362
4.75%, 11/15/45	160	160,212
4.55%, 04/01/46	750	734,532
4.40%, 01/15/47	500	477,584
4.05%, 02/15/48	1,000	907,429
United Parcel Service, Inc.:
3.13%, 01/15/21	500	500,699
2.05%, 04/01/21	500	486,884
2.45%, 10/01/22	500	483,401
3.05%, 11/15/27	500	478,278
6.20%, 01/15/38	100	125,956

1

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Air Freight & Logistics (continued)
3.63%, 10/01/42	$250	$226,409
3.40%, 11/15/46	220	190,428
3.75%, 11/15/47	500	464,254

		6,718,450
Airlines — 0.0%
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24	133	136,564
Series 2016-2, Class AA, 3.20%, 12/15/29	461	438,798
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	38	37,992
Southwest Airlines Co., 2.75%, 11/06/19	75	74,699
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 02/15/27	160	163,519
Series 2016-1, Class AA, 3.10%, 01/07/30	474	449,670
US Airways Pass Through Trust, Series 2013-1 Class A, 3.95%, 05/15/27	186	184,152

		1,485,394
Auto Components — 0.0%
Aptiv PLC, 4.40%, 10/01/46	500	448,866
BorgWarner, Inc., 3.38%, 03/15/25	70	67,459

		516,325
Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26	750	705,857
7.45%, 07/16/31	150	166,610
4.75%, 01/15/43	350	291,437
5.29%, 12/08/46	500	445,329
General Motors Co.:
4.88%, 10/02/23	600	614,303
4.20%, 10/01/27	2,000	1,886,582
5.00%, 04/01/35	750	700,960
6.60%, 04/01/36	250	266,530
5.15%, 04/01/38	500	465,040
5.20%, 04/01/45	250	227,113
6.75%, 04/01/46	275	297,661
5.40%, 04/01/48	500	466,730

		6,534,152
Banks — 3.0%
Australia & New Zealand Banking Group Ltd.:
3.30%, 05/17/21	1,000	995,559
2.30%, 06/01/21	1,000	971,505

Security	Par (000)	Value
Banks (continued)
Bancolombia SA, 5.95%, 06/03/21	$100	$104,700
Bank of Montreal:
3.10%, 07/13/20	500	500,397
2.35%, 09/11/22	2,000	1,918,176
Series D, 3.10%, 04/13/21	1,000	996,008
Bank of New York Mellon Corp.:
2.45%, 11/27/20	190	187,189
2.50%, 04/15/21	250	245,470
2.05%, 05/03/21	500	485,046
3.55%, 09/23/21	50	50,452
2.60%, 02/07/22	1,000	975,193
3.45%, 08/11/23	500	497,571
2.20%, 08/16/23	1,000	938,963
2.80%, 05/04/26	70	65,662
3.25%, 05/16/27	750	721,045
3.30%, 08/23/29	1,000	936,592
Series G, 2.15%, 02/24/20	250	247,215
Series G, 3.00%, 02/24/25	105	100,577
Bank of Nova Scotia:
2.45%, 03/22/21	500	489,614
3.13%, 04/20/21	750	746,230
2.80%, 07/21/21	750	739,064
2.45%, 09/19/22	2,000	1,925,350
4.50%, 12/16/25	250	250,121
Barclays Bank PLC, 5.14%, 10/14/20	1,000	1,024,704
Barclays PLC:
3.25%, 01/12/21	1,250	1,233,151
3.20%, 08/10/21	750	736,250
3.68%, 01/10/23	1,500	1,460,855
3.65%, 03/16/25	450	422,585
4.38%, 01/12/26	1,000	970,036
4.34%, 01/10/28	750	709,752
4.97%, 05/16/29(a)	750	738,502
4.95%, 01/10/47	500	464,509
BB&T Corp.:
5.25%, 11/01/19	100	102,333
2.45%, 01/15/20	250	248,113
2.63%, 06/29/20	3,250	3,221,090
2.75%, 04/01/22	1,000	979,418
2.85%, 10/26/24	500	478,442
BNP Paribas SA:
3.25%, 03/03/23	250	245,590
2.38%, 05/21/20	2,000	1,974,562
5.00%, 01/15/21	100	103,453
4.25%, 10/15/24	250	247,402
BPCE SA:
2.65%, 02/03/21	1,000	980,963
4.00%, 04/15/24	250	250,876
Branch Banking & Trust Co., 3.80%, 10/30/26	250	246,903
Citibank NA:
2.85%, 02/12/21	2,000	1,978,177

2

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.40%, 07/23/21	$750	$749,878
Citizens Bank NA/Providence RI:
2.55%, 05/13/21	1,000	974,210
2.65%, 05/26/22	250	240,401
Comerica, Inc., 3.70%, 07/31/23	250	248,779
Commonwealth Bank of Australia, New York, 2.30%, 03/12/20	250	246,915
Compass Bank, 3.88%, 04/10/25	250	239,877
Cooperatieve Rabobank UA:
2.50%, 01/19/21	2,000	1,959,486
2.75%, 01/10/22	3,000	2,919,480
3.88%, 02/08/22	150	151,131
3.95%, 11/09/22	1,000	994,315
2.75%, 01/10/23	2,000	1,922,398
4.63%, 12/01/23	500	507,622
3.38%, 05/21/25	500	488,816
4.38%, 08/04/25	1,250	1,237,838
3.75%, 07/21/26	500	472,255
5.25%, 05/24/41	25	28,068
5.25%, 08/04/45	250	262,586
Credit Suisse AG, New York:
5.40%, 01/14/20	150	153,948
3.00%, 10/29/21	250	246,492
3.63%, 09/09/24	1,250	1,231,975
Discover Bank:
7.00%, 04/15/20	500	524,096
3.20%, 08/09/21	1,000	986,831
4.20%, 08/08/23	2,000	2,007,121
Fifth Third Bancorp:
3.50%, 03/15/22	100	99,709
4.30%, 01/16/24	250	253,169
8.25%, 03/01/38	425	579,597
Fifth Third Bank:
3.35%, 07/26/21	1,000	997,157
2.88%, 10/01/21	200	196,608
3.95%, 07/28/25	500	499,398
3.85%, 03/15/26	500	488,046
First Republic Bank, 4.63%, 02/13/47	500	482,672
HSBC Bank USA NA, 4.88%, 08/24/20	500	512,823
HSBC Holdings PLC:
3.40%, 03/08/21	1,500	1,497,078
5.10%, 04/05/21	500	519,609
2.95%, 05/25/21	500	493,240
2.65%, 01/05/22	1,500	1,456,605
4.88%, 01/14/22	150	155,548
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(b)	1,000	979,804
3.60%, 05/25/23	750	742,540
4.25%, 03/14/24	500	497,346
3.95%, 05/18/24(a)	380	377,517
4.25%, 08/18/25	500	490,543
4.30%, 03/08/26	1,000	995,657

Security	Par (000)	Value
Banks (continued)
3.90%, 05/25/26	$1,000	$969,768
4.38%, 11/23/26	2,000	1,965,702
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(b)	3,000	2,890,030
4.58%, 06/19/29(a)	2,000	2,000,031
6.50%, 05/02/36	200	235,585
6.50%, 09/15/37	750	889,439
6.80%, 06/01/38	250	306,878
5.25%, 03/14/44	250	260,649
HSBC USA, Inc.:
2.35%, 03/05/20	1,000	989,040
2.75%, 08/07/20	250	247,928
Huntington Bancshares, Inc., 3.15%, 03/14/21	1,250	1,239,172
ING Groep NV:
4.10%, 10/02/23	1,000	1,000,745
3.95%, 03/29/27	250	239,958
4.55%, 10/02/28	1,000	995,263
Intesa Sanpaolo SpA, 5.25%, 01/12/24	250	247,285
JPMorgan Chase Bank NA, 3.09%, 04/26/21(a)	500	498,540
KeyBank NA:
2.25%, 03/16/20	500	493,564
2.50%, 11/22/21	1,000	971,495
2.30%, 09/14/22	350	334,658
3.38%, 03/07/23	250	248,367
KeyCorp:
2.90%, 09/15/20	500	496,592
5.10%, 03/24/21	100	104,029
KFW:
1.75%, 03/31/20	2,000	1,967,221
1.50%, 04/20/20	1,250	1,223,789
1.63%, 05/29/20	1,605	1,572,359
1.88%, 06/30/20	750	736,943
2.75%, 10/01/20	500	498,190
1.88%, 11/30/20	1,000	977,727
1.88%, 12/15/20	4,000	3,907,353
1.63%, 03/15/21	1,250	1,210,395
2.63%, 04/12/21	2,000	1,982,581
1.50%, 06/15/21	1,500	1,441,770
1.75%, 09/15/21	500	482,106
2.00%, 11/30/21	2,000	1,937,715
2.13%, 03/07/22	2,000	1,940,595
2.13%, 06/15/22	2,250	2,176,499
2.38%, 12/29/22	3,000	2,915,804
2.13%, 01/17/23	200	192,294
2.50%, 11/20/24	2,000	1,928,658
2.00%, 05/02/25	2,000	1,864,326
Lloyds Bank PLC, 2.70%, 08/17/20	250	247,681
M&T Bank Corp., 3.55%, 07/26/23	2,000	1,987,930
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	250	246,977

3

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd.:
2.50%, 05/22/22	$1,000	$960,119
2.88%, 04/12/23	2,000	1,928,144
2.50%, 07/12/26	250	225,794
Northern Trust Corp., 3.65%, 08/03/28	250	247,613
Oesterreichische Kontrollbank AG:
1.75%, 01/24/20	500	492,763
2.88%, 03/13/23	2,000	1,978,795
PNC Bank NA(k):
2.30%, 06/01/20	500	493,166
2.45%, 11/05/20	1,250	1,229,273
2.15%, 04/29/21	500	485,866
2.45%, 07/28/22	750	721,881
2.95%, 01/30/23	250	241,992
2.95%, 02/23/25	250	238,663
4.05%, 07/26/28	500	500,393
PNC Financial Services Group, Inc., 3.30%, 03/08/22(k)	75	74,692
Regions Financial Corp.:
3.20%, 02/08/21	1,000	995,340
2.75%, 08/14/22	500	482,160
Royal Bank of Canada:
2.13%, 03/02/20	4,000	3,958,087
2.15%, 03/06/20	250	246,998
2.50%, 01/19/21	250	245,920
4.65%, 01/27/26	700	715,940
Santander Holdings USA, Inc.:
2.65%, 04/17/20	150	148,071
3.70%, 03/28/22	2,000	1,975,407
Santander UK Group Holdings PLC:
2.88%, 10/16/20	1,065	1,050,578
3.13%, 01/08/21	75	73,976
2.88%, 08/05/21	1,000	973,185
3.37%, 01/05/24(a)	3,000	2,883,780
Santander UK PLC, 2.38%, 03/16/20	250	246,873
Sumitomo Mitsui Banking Corp.:
2.45%, 01/16/20	250	247,723
2.45%, 10/20/20	750	736,348
SunTrust Bank:
2.90%, 03/03/21	500	494,274
2.45%, 08/01/22	1,000	960,427
3.69%, 08/02/24(a)	365	362,016
Svenska Handelsbanken AB:
2.45%, 03/30/21	500	488,887
3.35%, 05/24/21	2,000	1,996,799
Synchrony Bank, 3.00%, 06/15/22	500	479,296
Toronto-Dominion Bank:
2.25%, 11/05/19	300	297,958
1.85%, 09/11/20	300	293,191
2.13%, 04/07/21	500	486,279
3.25%, 06/11/21	500	499,838
1.80%, 07/13/21	2,000	1,922,868

Security	Par (000)	Value
Banks (continued)
3.50%, 07/19/23	$500	$499,073
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(b)	500	469,915
US Bancorp.:
4.13%, 05/24/21	50	51,087
3.90%, 04/26/28	2,000	2,014,420
Series V, 2.63%, 01/24/22	2,000	1,955,210
Series V, 2.38%, 07/22/26	500	452,901
US Bank NA:
2.13%, 10/28/19	250	248,053
2.05%, 10/23/20	1,000	979,392
2.80%, 01/27/25	500	475,857
Wachovia Bank NA/Wells Fargo & Co., 6.60%, 01/15/38	500	628,064
Wells Fargo & Co.:
2.60%, 07/22/20	500	495,040
2.55%, 12/07/20	750	738,194
3.00%, 01/22/21	250	247,909
2.50%, 03/04/21	740	724,750
4.60%, 04/01/21	1,000	1,028,365
2.10%, 07/26/21	1,000	962,964
2.63%, 07/22/22	3,750	3,621,943
3.07%, 01/24/23	2,500	2,440,054
4.13%, 08/15/23	250	253,053
4.48%, 01/16/24	250	255,856
3.30%, 09/09/24	750	727,037
3.00%, 02/19/25	350	331,307
3.55%, 09/29/25	1,000	974,646
3.00%, 04/22/26	750	697,965
4.10%, 06/03/26	520	514,011
3.00%, 10/23/26	1,750	1,623,911
4.30%, 07/22/27	1,500	1,494,320
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(b)	1,500	1,439,218
5.38%, 11/02/43	900	966,900
5.61%, 01/15/44	656	724,637
4.65%, 11/04/44	345	335,809
3.90%, 05/01/45	150	139,795
4.90%, 11/17/45	500	506,570
4.40%, 06/14/46	600	565,190
4.75%, 12/07/46	1,100	1,095,783
Series M, 3.45%, 02/13/23	450	442,030
Series N, 2.15%, 01/30/20	460	454,555
Wells Fargo Bank NA:
2.15%, 12/06/19	750	742,785
2.60%, 01/15/21	2,000	1,966,312
3.33%, 07/23/21(a)	500	499,416
Westpac Banking Corp.:
4.88%, 11/19/19	50	51,061
2.60%, 11/23/20	500	492,776
2.10%, 05/13/21	500	483,806

4

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.75%, 01/11/23	$3,000	$2,894,358
2.85%, 05/13/26	500	462,651
3.40%, 01/25/28	1,000	953,638
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	750	722,700
Zions Bancorp. NA, 3.50%, 08/27/21	250	248,555

		188,253,395
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	1,910	1,882,267
2.63%, 01/17/23	500	480,242
3.30%, 02/01/23	2,250	2,224,494
3.70%, 02/01/24	750	747,735
3.65%, 02/01/26	4,500	4,372,631
4.70%, 02/01/36	1,500	1,502,013
4.63%, 02/01/44	650	625,212
4.90%, 02/01/46	2,620	2,649,661
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 01/15/22	3,000	3,023,734
2.50%, 07/15/22	1,200	1,158,646
3.50%, 01/12/24	500	494,795
4.00%, 04/13/28	1,000	985,673
4.38%, 04/15/38	1,000	962,306
8.20%, 01/15/39	150	210,566
4.95%, 01/15/42	500	509,670
3.75%, 07/15/42	300	259,869
4.60%, 04/15/48	1,000	968,684
4.44%, 10/06/48	632	593,155
4.75%, 04/15/58	500	485,322
Coca-Cola Co.:
1.88%, 10/27/20	500	488,976
2.45%, 11/01/20	350	346,196
2.20%, 05/25/22	250	241,129
2.88%, 10/27/25	125	119,665
2.55%, 06/01/26	750	691,882
2.90%, 05/25/27	250	235,487
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	500	500,095
Constellation Brands, Inc.:
3.70%, 12/06/26	750	713,283
3.50%, 05/09/27	1,000	934,104
Diageo Capital PLC:
4.83%, 07/15/20	500	514,760
2.63%, 04/29/23	250	242,364
3.88%, 05/18/28	1,000	1,006,025
3.88%, 04/29/43	125	119,270
Diageo Investment Corp.:
2.88%, 05/11/22	100	98,219
4.25%, 05/11/42	250	252,738
Keurig Dr. Pepper, Inc.:
4.60%, 05/25/28(c)	750	753,656

Security	Par (000)	Value
Beverages (continued)
3.55%, 05/25/21(c)	$750	$748,640
2.70%, 11/15/22	100	95,149
4.06%, 05/25/23(c)	500	500,873
4.42%, 05/25/25(c)	250	251,054
4.99%, 05/25/38(c)	250	252,945
4.42%, 12/15/46	500	456,217
5.09%, 05/25/48(c)	250	254,064
Molson Coors Brewing Co.:
2.10%, 07/15/21	750	721,176
3.50%, 05/01/22	75	74,361
3.00%, 07/15/26	1,345	1,220,253
5.00%, 05/01/42	750	743,642
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.00%, 03/01/29	200	254,986
PepsiCo, Inc.:
1.35%, 10/04/19	250	246,562
3.00%, 08/25/21	750	748,369
2.75%, 03/05/22	250	246,416
3.10%, 07/17/22	500	497,612
2.75%, 03/01/23	300	293,320
3.60%, 03/01/24	250	252,355
2.75%, 04/30/25	1,000	956,128
3.50%, 07/17/25	250	250,076
2.85%, 02/24/26	500	475,772
2.38%, 10/06/26	1,000	916,504
3.00%, 10/15/27	2,000	1,909,116
4.88%, 11/01/40	100	109,969
3.60%, 08/13/42	100	92,486
4.60%, 07/17/45	500	532,348
4.45%, 04/14/46	500	527,041
3.45%, 10/06/46	250	225,429

		45,247,387
Biotechnology — 0.5%
Amgen, Inc.:
3.45%, 10/01/20	100	100,492
4.10%, 06/15/21	250	254,298
1.85%, 08/19/21	250	239,888
3.88%, 11/15/21	1,000	1,014,373
2.70%, 05/01/22	500	486,307
2.25%, 08/19/23	250	234,758
3.63%, 05/22/24	250	249,746
3.13%, 05/01/25	750	717,813
2.60%, 08/19/26	715	647,262
3.20%, 11/02/27	2,000	1,876,441
5.65%, 06/15/42	750	836,293
4.40%, 05/01/45	425	411,414
4.56%, 06/15/48	500	490,343
4.66%, 06/15/51	904	894,343
Baxalta, Inc.:
2.88%, 06/23/20	149	147,765
4.00%, 06/23/25	1,398	1,384,397

5

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Biotechnology (continued)
5.25%, 06/23/45	$105	$112,776
Biogen, Inc.:
2.90%, 09/15/20	2,500	2,487,051
4.05%, 09/15/25	595	596,597
5.20%, 09/15/45	750	795,743
Celgene Corp.:
2.88%, 08/15/20	500	496,717
3.25%, 08/15/22	150	147,947
3.55%, 08/15/22	750	747,752
4.00%, 08/15/23	750	756,913
3.88%, 08/15/25	500	492,567
3.45%, 11/15/27	1,000	933,537
5.25%, 08/15/43	145	146,803
5.00%, 08/15/45	750	745,322
4.35%, 11/15/47	500	447,595
4.55%, 02/20/48	1,000	930,440
Gilead Sciences, Inc.:
2.55%, 09/01/20	500	494,974
1.95%, 03/01/22	1,000	956,610
2.50%, 09/01/23	500	477,192
3.70%, 04/01/24	750	752,321
3.50%, 02/01/25	170	167,018
3.65%, 03/01/26	1,325	1,301,151
2.95%, 03/01/27	500	464,216
4.60%, 09/01/35	1,350	1,391,950
5.65%, 12/01/41	50	57,470
4.50%, 02/01/45	150	149,023
4.75%, 03/01/46	1,000	1,030,755
4.15%, 03/01/47	750	710,552

		27,776,925
Building Materials — 0.0%
Martin Marietta Materials, Inc., 4.25%, 12/15/47	1,000	854,014

Building Products — 0.1%
Johnson Controls International PLC:
3.63%, 07/02/24(d)	80	78,947
5.13%, 09/14/45	250	259,455
4.50%, 02/15/47	250	239,793
4.95%, 07/02/64(d)	250	237,958
Masco Corp., 4.38%, 04/01/26	1,000	995,468
Owens Corning:
4.20%, 12/15/22	1,150	1,152,572
4.20%, 12/01/24	250	247,604
4.40%, 01/30/48	1,000	828,138

		4,039,935
Capital Markets — 1.0%
Ameriprise Financial, Inc.:
4.00%, 10/15/23	150	152,235

Security	Par (000)	Value
Capital Markets (continued)
2.88%, 09/15/26	$500	$463,909
Ares Capital Corp., 3.88%, 01/15/20	300	301,188
Brookfield Asset Management, Inc., 4.00%, 01/15/25	250	245,756
Charles Schwab Corp.:
4.45%, 07/22/20	100	102,488
3.00%, 03/10/25	80	76,586
3.85%, 05/21/25	1,000	1,007,072
3.20%, 01/25/28	1,000	950,066
CME Group, Inc.:
3.00%, 03/15/25	250	240,916
3.75%, 06/15/28	1,000	999,949
5.30%, 09/15/43	100	115,196
Franklin Resources, Inc., 2.80%, 09/15/22	150	145,832
Goldman Sachs Group, Inc.:
2.55%, 10/23/19	755	751,591
5.38%, 03/15/20	500	515,395
2.60%, 04/23/20	600	593,943
2.75%, 09/15/20	1,000	989,764
2.60%, 12/27/20	500	491,972
2.88%, 02/25/21	1,000	986,654
2.63%, 04/25/21	500	489,716
5.25%, 07/27/21	500	523,499
2.35%, 11/15/21	1,500	1,447,219
5.75%, 01/24/22	2,350	2,500,193
3.00%, 04/26/22	3,000	2,939,202
2.88%, 10/31/22(a)	1,000	975,188
3.63%, 01/22/23	150	149,441
4.00%, 03/03/24	425	426,402
3.85%, 07/08/24	500	497,099
3.50%, 01/23/25	750	726,486
3.75%, 05/22/25	250	245,025
3.27%, 09/29/25(a)	1,000	955,501
4.25%, 10/21/25	1,050	1,040,431
3.75%, 02/25/26	380	369,232
5.95%, 01/15/27	250	273,384
3.85%, 01/26/27	2,000	1,940,380
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(b)	500	475,881
4.22%, 05/01/29(a)	2,000	1,970,714
6.75%, 10/01/37	1,150	1,383,399
4.02%, 10/31/38(a)	2,000	1,853,847
4.41%, 04/23/39(a)	400	387,723
4.80%, 07/08/44	1,250	1,275,702
5.15%, 05/22/45	500	510,289
4.75%, 10/21/45	1,250	1,271,484
Invesco Finance PLC, 4.00%, 01/30/24	250	250,796
Jefferies Group LLC:
5.13%, 01/20/23	650	672,086
4.85%, 01/15/27	1,000	983,200

6

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Markets (continued)
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/06/21	$2,000	$1,937,424
Lazard Group LLC, 4.25%, 11/14/20	58	58,885
Legg Mason, Inc., 5.63%, 01/15/44	125	126,443
Morgan Stanley:
2.65%, 01/27/20	1,250	1,241,990
2.80%, 06/16/20	1,000	992,145
5.75%, 01/25/21	750	788,337
2.50%, 04/21/21	500	488,528
5.50%, 07/28/21	1,600	1,684,248
2.63%, 11/17/21	750	729,233
2.75%, 05/19/22	2,000	1,939,463
4.88%, 11/01/22	500	518,044
3.13%, 01/23/23	500	487,567
3.75%, 02/25/23	500	499,906
4.10%, 05/22/23	250	251,548
3.70%, 10/23/24	500	492,303
4.00%, 07/23/25	505	503,316
5.00%, 11/24/25	250	258,922
3.88%, 01/27/26	500	491,482
3.13%, 07/27/26	500	465,830
4.35%, 09/08/26	500	496,143
3.63%, 01/20/27	2,000	1,920,546
3.95%, 04/23/27	250	239,953
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(b)	3,250	3,083,568
3.77%, 01/24/29(a)	3,000	2,879,684
7.25%, 04/01/32	50	63,780
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	1,000	933,666
6.38%, 07/24/42	50	62,339
4.30%, 01/27/45	500	481,717
4.38%, 01/22/47	1,000	971,791
Series F, 3.88%, 04/29/24	250	248,864
Nasdaq, Inc., 4.25%, 06/01/24	250	252,193
Raymond James Financial, Inc., 4.95%, 07/15/46	500	507,550
State Street Corp.:
3.10%, 05/15/23	250	244,475
3.30%, 12/16/24	405	398,322
2.65%, 05/19/26	1,000	926,299
TD Ameritrade Holding Corp.:
2.95%, 04/01/22	250	245,179
3.63%, 04/01/25	1,000	983,549

		64,559,263
Chemicals — 0.4%
Albemarle Corp., 4.15%, 12/01/24	250	252,556
Dow Chemical Co.:
4.25%, 11/15/20	186	189,402
4.13%, 11/15/21	50	51,189
3.00%, 11/15/22	250	243,685
3.50%, 10/01/24	1,000	978,711

Security	Par (000)	Value
Chemicals (continued)
4.25%, 10/01/34	$600	$575,080
9.40%, 05/15/39	250	380,790
5.25%, 11/15/41	100	106,011
4.38%, 11/15/42	250	237,146
E.I. du Pont de Nemours & Co.:
2.20%, 05/01/20	3,250	3,207,335
4.25%, 04/01/21	500	511,216
2.80%, 02/15/23	1,000	972,477
4.90%, 01/15/41	500	514,827
Eastman Chemical Co.:
2.70%, 01/15/20	500	497,365
3.60%, 08/15/22	200	200,072
3.80%, 03/15/25	1,050	1,036,333
4.80%, 09/01/42	250	247,070
International Flavors & Fragrances, Inc.:
4.45%, 09/26/28	500	504,443
5.00%, 09/26/48	500	501,440
LYB International Finance BV:
4.00%, 07/15/23	450	450,401
5.25%, 07/15/43	75	76,549
4.88%, 03/15/44	350	341,816
LYB International Finance II BV, 3.50%, 03/02/27	1,000	935,809
LyondellBasell Industries NV, 4.63%, 02/26/55	600	539,230
Methanex Corp.:
3.25%, 12/15/19	250	249,026
4.25%, 12/01/24	250	244,405
Mosaic Co.:
3.75%, 11/15/21	50	49,968
4.25%, 11/15/23	1,000	1,010,293
4.05%, 11/15/27	1,000	967,417
5.45%, 11/15/33	250	255,043
Nutrien, Ltd.:
3.15%, 10/01/22	1,050	1,021,022
3.50%, 06/01/23	250	243,547
3.63%, 03/15/24	250	243,620
3.38%, 03/15/25	1,395	1,322,681
3.00%, 04/01/25	250	230,270
4.00%, 12/15/26	250	241,699
4.90%, 06/01/43	500	492,199
PPG Industries, Inc., 2.30%, 11/15/19	350	347,461
Praxair, Inc.:
2.70%, 02/21/23	1,000	971,795
2.65%, 02/05/25	165	156,144
3.20%, 01/30/26	250	243,822
Rohm & Haas Co., 7.85%, 07/15/29	250	322,008
RPM International, Inc., 5.25%, 06/01/45	250	251,920
SASOL Financing USA LLC:
5.88%, 03/27/24	500	509,461
6.50%, 09/27/28	750	759,765

7

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co.:
3.95%, 01/15/26	$500	$494,996
3.45%, 06/01/27	1,000	951,634
4.50%, 06/01/47	500	480,894
Westlake Chemical Corp.:
3.60%, 08/15/26	500	470,224
5.00%, 08/15/46	750	737,787

		26,820,054
Commercial Services & Supplies — 0.1%
Boston University, Series CC, 4.06%, 10/01/48	35	34,702
Ecolab, Inc.:
2.25%, 01/12/20	135	133,559
4.35%, 12/08/21	122	125,642
3.25%, 01/14/23	250	246,665
3.70%, 11/01/46	250	226,558
George Washington University:
4.87%, 09/15/45	100	111,392
Series 2014, 4.30%, 09/15/44	250	255,700
Series 2018, 4.13%, 09/15/48	164	163,876
Massachusetts Institute of Technology, 4.68%, 07/01/14	300	322,193
Northwestern University:
3.87%, 12/01/48	100	98,373
Series 2017, 3.66%, 12/01/57	58	55,339
President and Fellows of Harvard College:
3.15%, 07/15/46	75	66,434
3.30%, 07/15/56	200	176,372
Republic Services, Inc.:
5.25%, 11/15/21	50	52,612
3.55%, 06/01/22	250	249,935
4.75%, 05/15/23	250	260,497
3.20%, 03/15/25	250	240,534
2.90%, 07/01/26	85	79,072
3.95%, 05/15/28	750	745,404
The The Board of Trustees of The Leland Stanford Junior University, 3.65%, 05/01/48	250	238,897
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	110	101,291
University of Southern California, 3.03%, 10/01/39	200	177,748
Waste Management, Inc.:
4.60%, 03/01/21	100	102,595
2.90%, 09/15/22	200	195,683
2.40%, 05/15/23	500	476,796
3.90%, 03/01/35	315	307,742

Security	Par (000)	Value
Commercial Services & Supplies (continued)
William Marsh Rice University, 3.77%, 05/15/55	$300	$278,264

		5,523,875
Communications Equipment — 0.1%
Cisco Systems, Inc.:
2.45%, 06/15/20	500	496,037
2.20%, 02/28/21	1,000	979,167
2.90%, 03/04/21	125	124,555
2.60%, 02/28/23	500	486,679
2.95%, 02/28/26	500	480,622
5.90%, 02/15/39	500	622,280
5.50%, 01/15/40	850	1,013,590
Juniper Networks, Inc.:
4.35%, 06/15/25	250	249,290
5.95%, 03/15/41	500	496,784
Motorola Solutions, Inc.:
3.50%, 09/01/21	500	496,227
3.75%, 05/15/22	150	148,726
3.50%, 03/01/23	250	243,501
4.60%, 02/23/28	500	488,858

		6,326,316
Construction & Engineering — 0.0%
ABB Finance USA, Inc.:
2.88%, 05/08/22	100	98,144
3.80%, 04/03/28	1,000	1,003,340
Fluor Corp., 3.50%, 12/15/24	250	243,571

		1,345,055
Construction Materials — 0.0%
Vulcan Materials Co., 3.90%, 04/01/27	1,000	953,964
WW Grainger, Inc., 4.60%, 06/15/45	250	260,146

		1,214,110
Consumer Discretionary — 0.0%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28	225	208,667

Consumer Finance — 0.4%
American Express Co.:
3.38%, 05/17/21	3,000	3,001,756
2.65%, 12/02/22	1,000	962,958
3.00%, 10/30/24	1,000	955,203
3.63%, 12/05/24	300	294,172
4.05%, 12/03/42	67	64,395
Automatic Data Processing, Inc., 2.25%, 09/15/20	500	493,624
Block Financial LLC, 4.13%, 10/01/20	500	504,693
Capital One Bank USA NA, 3.38%, 02/15/23	350	340,541
Capital One Financial Corp.:
2.50%, 05/12/20	1,000	987,987

8

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Consumer Finance (continued)
4.75%, 07/15/21	$1,000	$1,032,470
3.50%, 06/15/23	110	107,992
3.75%, 04/24/24	250	245,592
3.20%, 02/05/25	250	235,243
4.20%, 10/29/25	340	332,246
3.75%, 07/28/26	230	214,629
3.75%, 03/09/27	500	471,966
3.80%, 01/31/28	2,000	1,886,986
Capital One NA, 2.25%, 09/13/21	1,000	962,349
Caterpillar Financial Services Corp.:
1.85%, 09/04/20	500	487,877
1.70%, 08/09/21	1,000	959,436
3.45%, 05/15/23	400	400,028
3.30%, 06/09/24	250	246,229
Discover Financial Services:
3.95%, 11/06/24	350	342,196
3.75%, 03/04/25	75	71,493
Equifax, Inc., 3.25%, 06/01/26	250	229,637
MasterCard, Inc.,:
3.38%, 04/01/24	250	249,957
3.50%, 02/26/28	1,000	987,344
Synchrony Financial:
3.75%, 08/15/21	1,500	1,489,843
4.50%, 07/23/25	190	183,307
3.95%, 12/01/27	1,000	905,898
Total System Services, Inc., 4.80%, 04/01/26	500	514,492
Visa, Inc.:
2.20%, 12/14/20	500	491,348
2.15%, 09/15/22	1,000	958,886
2.80%, 12/14/22	750	735,115
3.15%, 12/14/25	1,945	1,885,914
2.75%, 09/15/27	150	139,668
4.15%, 12/14/35	500	516,233
4.30%, 12/14/45	750	775,494
3.65%, 09/15/47	195	181,628

		25,846,825
Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	250	256,954
WestRock Co., 4.00%, 03/15/28(c)	1,000	983,290

		1,240,244
Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 02/01/22	1,250	1,246,534
3.30%, 01/23/23	500	481,732
3.65%, 07/21/27	1,000	917,057
Air Lease Corp.:
3.88%, 04/01/21	175	175,974
4.25%, 09/15/24	250	248,750

Security	Par (000)	Value
Diversified Financial Services (continued)
3.25%, 03/01/25	$2,000	$1,869,494
Aircastle, Ltd.:
5.00%, 04/01/23	100	102,704
4.13%, 05/01/24	1,000	983,583
American Express Credit Corp.:
2.25%, 05/05/21	1,000	974,749
2.70%, 03/03/22	1,000	974,330
3.30%, 05/03/27	500	480,464
Series F, 2.60%, 09/14/20	145	143,686
American Honda Finance Corp.:
1.65%, 07/12/21	750	719,306
2.30%, 09/09/26	1,000	901,969
Sereis A, 2.15%, 03/13/20	250	246,613
Banco Santander SA:
3.50%, 04/11/22	1,600	1,565,997
3.13%, 02/23/23	1,000	949,063
5.18%, 11/19/25	200	200,740
4.38%, 04/12/28	1,000	948,471
Bank of America Corp.:
2.63%, 10/19/20	750	740,940
2.63%, 04/19/21	1,500	1,475,920
(3 mo. LIBOR US + 0.66%), 2.37%, 07/21/21(b)	500	491,225
2.50%, 10/21/22	1,000	957,561
3.30%, 01/11/23	1,000	986,116
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(b)	1,000	972,370
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(b)	500	483,289
3.00%, 12/20/23(a)	1,144	1,110,178
3.55%, 03/05/24(a)	1,000	988,519
4.00%, 04/01/24	500	504,999
3.86%, 07/23/24(a)	1,500	1,499,992
4.20%, 08/26/24	750	753,506
4.00%, 01/22/25	750	740,147
3.88%, 08/01/25	2,250	2,236,501
3.09%, 10/01/25(a)	1,000	952,619
3.37%, 01/23/26(a)	2,000	1,923,388
4.45%, 03/03/26	1,340	1,341,616
3.50%, 04/19/26	645	623,594
4.25%, 10/22/26	290	286,676
3.25%, 10/21/27	1,375	1,275,365
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(b)	750	729,841
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(b)	1,000	962,583
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	500	476,702
3.42%, 12/20/28(a)	3,044	2,857,068
3.97%, 03/05/29(a)	1,000	975,709
4.27%, 07/23/29(a)	1,450	1,448,252
6.11%, 01/29/37	350	402,517

9

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(b)	$500	$488,121
7.75%, 05/14/38	200	269,954
5.88%, 02/07/42	100	118,301
5.00%, 01/21/44	250	266,320
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(b)	1,150	1,143,334
Series L, 2.25%, 04/21/20	750	740,415
Series L, 3.95%, 04/21/25	655	641,311
Series L, 4.18%, 11/25/27	1,000	976,032
Brookfield Finance, Inc., 4.70%, 09/20/47	500	479,471
Citigroup, Inc.:
2.45%, 01/10/20	2,000	1,982,541
2.40%, 02/18/20	695	688,410
2.70%, 03/30/21	750	737,341
2.90%, 12/08/21	750	734,447
2.75%, 04/25/22	1,500	1,454,962
4.05%, 07/30/22	250	252,114
2.70%, 10/27/22	500	480,794
3.14%, 01/24/23(a)	500	490,379
3.50%, 05/15/23	500	491,832
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(b)	500	483,375
3.88%, 03/26/25	500	486,201
3.30%, 04/27/25	155	148,878
4.40%, 06/10/25	500	500,083
3.70%, 01/12/26	1,000	970,264
4.60%, 03/09/26	250	251,654
3.40%, 05/01/26	500	475,213
3.20%, 10/21/26	500	466,703
4.30%, 11/20/26	150	147,878
4.45%, 09/29/27	1,000	988,446
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)	1,000	970,840
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(b)	500	476,090
4.13%, 07/25/28	750	724,599
3.52%, 10/27/28(a)	3,500	3,290,879
6.63%, 06/15/32	100	117,997
6.13%, 08/25/36	184	209,692
8.13%, 07/15/39	575	829,993
6.68%, 09/13/43	250	306,482
5.30%, 05/06/44	500	522,827
4.65%, 07/30/45	250	252,287
4.75%, 05/18/46	500	487,714
(3 mo. LIBOR US + 1.84%), 4.28%, 04/24/48(b)	1,000	956,151
4.65%, 07/23/48	1,000	1,011,341

Security	Par (000)	Value
Diversified Financial Services (continued)
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20	$250	$247,980
3.45%, 04/16/21	2,000	1,991,983
3.80%, 09/15/22	500	497,603
3.80%, 06/09/23	1,000	987,939
3.75%, 03/26/25	500	482,250
4.55%, 04/17/26	250	251,200
4.88%, 05/15/45	1,500	1,520,452
Daimler Finance North America LLC, 8.50%, 01/18/31	100	139,213
Deutsche Bank AG:
3.13%, 01/13/21	200	195,218
4.10%, 01/13/26	350	331,585
Deutsche Bank AG, London, 3.70%, 05/30/24	215	202,441
Deutsche Bank AG, New York:
2.95%, 08/20/20	1,000	982,679
3.13%, 01/13/21	300	292,827
3.15%, 01/22/21	500	488,602
3.95%, 02/27/23	2,000	1,941,963
E*TRADE Financial Corp., 4.50%, 06/20/28	1,000	1,004,092
Ford Motor Credit Co. LLC:
2.60%, 11/04/19	250	247,982
2.46%, 03/27/20	250	245,801
2.43%, 06/12/20	1,000	979,732
2.34%, 11/02/20	1,000	971,998
3.20%, 01/15/21	500	492,590
5.75%, 02/01/21	250	259,886
3.34%, 03/18/21	500	492,883
3.10%, 05/04/23	500	469,365
4.38%, 08/06/23	220	217,504
3.66%, 09/08/24	1,000	935,154
4.69%, 06/09/25	500	488,082
4.13%, 08/04/25	500	472,514
4.39%, 01/08/26	250	238,081
3.82%, 11/02/27	3,000	2,681,291
GE Capital International Funding Co.:
2.34%, 11/15/20	6,270	6,126,516
3.37%, 11/15/25	2,227	2,120,039
4.42%, 11/15/35	2,685	2,527,000
General Motors Financial Co., Inc.:
2.35%, 10/04/19	250	248,385
3.15%, 01/15/20	1,000	998,268
3.20%, 07/13/20	1,000	997,112
3.70%, 11/24/20	250	251,186
4.20%, 03/01/21	750	759,342
3.45%, 04/10/22	400	393,404
4.00%, 01/15/25	250	241,829
4.30%, 07/13/25	1,000	972,661
5.25%, 03/01/26	405	415,010

10

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.:
3.75%, 12/01/25	$1,115	$1,111,255
3.75%, 09/21/28	135	133,378
4.25%, 09/21/48	500	491,999
John Deere Capital Corp.:
1.25%, 10/09/19	500	491,950
2.05%, 03/10/20	1,000	985,569
2.20%, 03/13/20	2,000	1,975,190
2.80%, 03/04/21	250	247,900
3.90%, 07/12/21	50	50,869
2.65%, 01/06/22	140	137,177
2.75%, 03/15/22	500	490,737
2.80%, 03/06/23	500	488,798
3.05%, 01/06/28	300	283,496
JPMorgan Chase & Co.:
2.20%, 10/22/19	500	496,587
2.25%, 01/23/20	3,000	2,969,300
2.75%, 06/23/20	500	496,247
4.25%, 10/15/20	500	509,651
2.55%, 10/29/20	500	492,915
2.55%, 03/01/21	1,000	982,054
2.30%, 08/15/21	2,000	1,944,581
4.35%, 08/15/21	500	512,719
4.50%, 01/24/22	1,300	1,340,135
3.51%, 06/18/22(a)	2,000	2,002,077
3.25%, 09/23/22	200	198,232
3.20%, 01/25/23	3,150	3,104,837
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(b)	1,500	1,456,968
3.38%, 05/01/23	250	245,400
2.70%, 05/18/23	500	480,797
3.63%, 05/13/24	1,000	991,149
3.80%, 07/23/24(a)	500	499,310
3.88%, 09/10/24	1,300	1,287,594
3.13%, 01/23/25	250	239,817
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	2,000	1,937,970
3.90%, 07/15/25	250	249,912
3.30%, 04/01/26	500	479,120
3.20%, 06/15/26	1,000	947,883
4.13%, 12/15/26	250	248,158
4.25%, 10/01/27	500	497,515
3.63%, 12/01/27	1,000	943,111
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(b)	2,000	1,946,334
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(b)	750	716,360
3.51%, 01/23/29(a)	1,000	947,195
4.20%, 07/23/29(a)	175	174,480
6.40%, 05/15/38	100	124,734
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(b)	1,000	933,989
5.50%, 10/15/40	125	142,827

Security	Par (000)	Value
Diversified Financial Services (continued)
5.60%, 07/15/41	$550	$634,855
5.40%, 01/06/42	400	449,699
5.63%, 08/16/43	500	568,148
4.85%, 02/01/44	100	105,093
4.95%, 06/01/45	250	262,162
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(b)	500	481,089
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(b)	500	464,102
3.96%, 11/15/48(a)	1,500	1,370,116
3.90%, 01/23/49(a)	1,000	902,814
Leucadia National Corp., 5.50%, 10/18/23	150	155,354
Lloyds Banking Group PLC:
3.10%, 07/06/21	500	492,770
3.00%, 01/11/22	2,000	1,947,267
4.05%, 08/16/23	500	496,706
4.58%, 12/10/25	250	245,448
4.65%, 03/24/26	250	245,636
3.57%, 11/07/28(a)	500	457,999
5.30%, 12/01/45	250	253,009
4.34%, 01/09/48	1,000	869,298
Series ., 2.91%, 11/07/23(a)	1,000	954,013
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21	2,000	1,972,577
3.00%, 02/22/22	1,500	1,467,762
3.76%, 07/26/23	500	497,427
3.85%, 03/01/26	500	491,624
2.76%, 09/13/26	250	227,420
3.29%, 07/25/27	1,000	939,686
4.29%, 07/26/38	250	248,394
Mizuho Financial Group, Inc.:
2.95%, 02/28/22	250	243,526
3.55%, 03/05/23	2,000	1,975,518
3.17%, 09/11/27	1,000	925,305
Moody’s Corp.:
4.50%, 09/01/22	550	565,739
3.25%, 01/15/28	750	701,784
MUFG Americas Holdings Corp., 3.00%, 02/10/25	250	237,422
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/15/19	250	248,459
2.90%, 03/15/21	400	397,216
2.30%, 09/15/22	1,000	959,742
3.40%, 11/15/23	350	347,829
2.85%, 01/27/25	250	238,445
Royal Bank of Scotland Group PLC:
6.40%, 10/21/19	500	514,803
6.13%, 12/15/22	1,000	1,045,595
3.88%, 09/12/23	1,000	971,361
4.52%, 06/25/24(a)	2,000	1,994,319

11

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
4.80%, 04/05/26	$500	$500,287
4.89%, 05/18/29(a)	750	745,388
5.08%, 01/27/30(a)	1,000	998,234
S&P Global, Inc.:
4.40%, 02/15/26	750	769,390
4.50%, 05/15/48	250	249,565
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 03/09/21	1,500	1,479,712
2.44%, 10/19/21	1,000	967,640
2.85%, 01/11/22	1,000	975,500
3.75%, 07/19/23	500	498,620
3.78%, 03/09/26	500	489,666
3.01%, 10/19/26	250	230,876
3.36%, 07/12/27	1,000	944,813
3.35%, 10/18/27	500	470,641
3.54%, 01/17/28	2,000	1,914,165
Toyota Motor Credit Corp.:
2.15%, 03/12/20	500	495,198
1.90%, 04/08/21	900	871,876
2.95%, 04/13/21	500	497,708
2.60%, 01/11/22	250	244,616
3.30%, 01/12/22	2,000	1,999,911
2.63%, 01/10/23	2,000	1,936,136
UBS AG, 2.35%, 03/26/20	500	494,010

		190,411,476
Diversified Telecommunication Services — 0.9%
AT&T, Inc.:
2.45%, 06/30/20	2,500	2,466,588
2.80%, 02/17/21	400	394,109
3.80%, 03/15/22	250	250,946
3.60%, 02/17/23	500	496,774
3.80%, 03/01/24	1,000	990,158
4.45%, 04/01/24	500	509,928
3.95%, 01/15/25	500	492,297
3.40%, 05/15/25	1,500	1,428,103
4.13%, 02/17/26	1,250	1,235,109
4.25%, 03/01/27	1,000	987,082
4.10%, 02/15/28(c)	2,544	2,469,785
4.30%, 02/15/30(c)	1,000	961,697
4.50%, 05/15/35	810	756,754
5.25%, 03/01/37	1,000	996,650
4.90%, 08/15/37(c)	750	719,743
6.00%, 08/15/40	250	267,663
5.35%, 09/01/40	463	459,172
5.55%, 08/15/41	200	202,350
5.15%, 03/15/42	150	144,773
4.30%, 12/15/42	651	563,645
4.80%, 06/15/44	750	691,684
4.35%, 06/15/45	759	653,858

Security	Par (000)	Value
Diversified Telecommunication Services (continued)
4.75%, 05/15/46	$1,000	$913,636
5.15%, 11/15/46(c)	952	911,429
5.65%, 02/15/47	250	256,389
5.45%, 03/01/47	750	749,317
4.50%, 03/09/48	2,250	1,963,321
4.55%, 03/09/49	500	438,784
5.15%, 02/15/50(c)	500	474,206
5.70%, 03/01/57	500	506,992
British Telecommunications PLC, 9.63%, 12/15/30	900	1,278,337
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,150	1,544,400
Orange SA:
9.00%, 03/01/31	250	354,817
5.38%, 01/13/42	575	629,719
Telefonica Emisiones SAU:
5.46%, 02/16/21	1,050	1,096,273
4.57%, 04/27/23	1,200	1,234,004
4.10%, 03/08/27	1,000	961,291
7.05%, 06/20/36	75	90,480
4.67%, 03/06/38	1,000	939,497
5.21%, 03/08/47	750	733,772
4.90%, 03/06/48	500	465,691
Telefonica Europe BV, 8.25%, 09/15/30	300	383,893
Verizon Communications, Inc.:
3.50%, 11/01/24	500	493,046
3.38%, 02/15/25	3,992	3,874,944
2.63%, 08/15/26	900	816,046
4.13%, 03/16/27	750	753,420
4.33%, 09/21/28(c)	3,164	3,180,943
4.50%, 08/10/33	1,750	1,735,598
4.40%, 11/01/34	500	487,592
4.27%, 01/15/36	1,250	1,191,238
5.25%, 03/16/37	1,250	1,332,712
4.81%, 03/15/39	596	600,830
3.85%, 11/01/42	250	216,216
6.55%, 09/15/43	750	912,295
4.86%, 08/21/46	1,000	997,515
5.50%, 03/16/47	250	273,743
4.52%, 09/15/48	1,000	950,975
5.01%, 04/15/49	1,981	2,023,088
5.01%, 08/21/54	1,150	1,153,821
4.67%, 03/15/55	1,500	1,410,168

		56,469,306
Electric Utilities — 1.5%
AEP Texas, Inc.:
2.40%, 10/01/22	2,000	1,912,352
3.95%, 06/01/28(c)	500	496,847
AEP Transmission Co. LLC, 3.10%, 12/01/26	500	475,645

12

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric Utilities (continued)
Alabama Power Co.:
3.75%, 03/01/45	$250	$229,168
4.30%, 01/02/46	250	248,843
Series B, 3.70%, 12/01/47	2,500	2,256,588
Ameren Illinois Co.:
2.70%, 09/01/22	100	97,286
4.30%, 07/01/44	250	249,591
American Electric Power Co., Inc., Series F, 2.95%, 12/15/22	500	488,777
Appalachian Power Co., 4.40%, 05/15/44	250	248,081
Arizona Public Service Co.:
3.15%, 05/15/25	250	241,066
5.05%, 09/01/41	250	275,258
4.20%, 08/15/48	250	245,595
Baltimore Gas & Electric Co., 2.40%, 08/15/26	1,000	902,433
Berkshire Hathaway Energy Co.:
3.75%, 11/15/23	500	504,844
3.50%, 02/01/25	110	108,221
3.25%, 04/15/28	1,000	946,753
6.13%, 04/01/36	250	302,644
5.15%, 11/15/43	250	270,913
4.50%, 02/01/45	400	398,711
4.45%, 01/15/49(c)	2,000	1,994,474
Black Hills Corp.:
3.95%, 01/15/26	200	195,790
4.35%, 05/01/33	400	391,798
CenterPoint Energy Houston Electric LLC:
1.85%, 06/01/21	500	480,754
3.55%, 08/01/42	100	91,205
3.95%, 03/01/48	250	242,059
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	500	471,984
CMS Energy Corp.:
3.45%, 08/15/27	1,000	958,633
4.70%, 03/31/43	200	202,312
Commonwealth Edison Co.:
3.10%, 11/01/24	250	240,615
2.55%, 06/15/26	250	229,315
3.70%, 08/15/28	500	498,736
5.90%, 03/15/36	50	59,548
3.70%, 03/01/45	250	229,753
3.65%, 06/15/46	1,000	905,941
Series 122, 2.95%, 08/15/27	2,000	1,868,715
Connecticut Light & Power Co., 2.50%, 01/15/23	150	144,876
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/01/24	250	244,710
3.80%, 05/15/28	1,000	1,005,766
4.20%, 03/15/42	400	391,755

Security	Par (000)	Value
Electric Utilities (continued)
3.95%, 03/01/43	$150	$143,552
4.45%, 03/15/44	250	255,914
Series C, 4.30%, 12/01/56	500	477,320
Series C, 4.00%, 11/15/57	750	673,298
Consolidated Edison, Inc., 2.00%, 05/15/21	750	724,503
Dominion Energy, Inc.:
2.58%, 07/01/20	1,000	986,555
3.63%, 12/01/24	250	244,360
7.00%, 06/15/38	250	314,845
4.90%, 08/01/41	50	51,252
DTE Electric Co.:
3.65%, 03/15/24	1,000	1,001,619
4.00%, 04/01/43	150	145,437
3.70%, 03/15/45	145	134,609
3.70%, 06/01/46	250	230,776
3.75%, 08/15/47	200	185,650
Series A, 4.05%, 05/15/48	250	246,015
Duke Energy Carolinas LLC:
3.05%, 03/15/23	200	196,820
6.05%, 04/15/38	100	122,809
5.30%, 02/15/40	250	284,317
3.70%, 12/01/47	2,000	1,820,057
Duke Energy Corp.:
1.80%, 09/01/21	1,000	956,426
2.40%, 08/15/22	1,000	956,688
3.95%, 10/15/23	250	253,074
3.75%, 04/15/24	500	501,167
2.65%, 09/01/26	500	452,074
3.15%, 08/15/27	500	465,010
4.80%, 12/15/45	250	257,601
3.75%, 09/01/46	500	439,378
3.95%, 08/15/47	500	450,660
Duke Energy Florida LLC, 3.40%, 10/01/46	250	217,253
Duke Energy Indiana LLC:
4.20%, 03/15/42	400	389,026
4.90%, 07/15/43	250	272,524
3.75%, 05/15/46	500	457,226
Duke Energy Ohio, Inc., 3.70%, 06/15/46	250	228,480
Duke Energy Progress LLC:
3.38%, 09/01/23	250	249,286
3.70%, 09/01/28	365	361,914
4.10%, 05/15/42	150	146,556
4.10%, 03/15/43	250	245,361
4.38%, 03/30/44	100	101,387
4.20%, 08/15/45	250	247,594
3.70%, 10/15/46	500	456,640
Emera US Finance LP:
3.55%, 06/15/26	75	70,639

13

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric Utilities (continued)
4.75%, 06/15/46	$350	$341,058
Entergy Arkansas, Inc., 3.50%, 04/01/26	65	64,047
Entergy Corp., 4.00%, 07/15/22	200	202,305
Entergy Louisiana LLC:
4.05%, 09/01/23	250	255,542
4.00%, 03/15/33	250	250,604
4.20%, 09/01/48	250	247,779
Entergy Mississippi, Inc., 2.85%, 06/01/28	500	457,326
Evergy Inc., 5.29%, 06/15/22(d)	150	155,847
Eversource Energy:
2.50%, 03/15/21	500	491,171
Series H, 3.15%, 01/15/25	125	120,176
Series M, 3.30%, 01/15/28	2,000	1,885,801
Exelon Corp.:
3.50%, 06/01/22	500	491,274
3.95%, 06/15/25	250	249,272
3.40%, 04/15/26	750	717,662
5.10%, 06/15/45	250	263,550
4.45%, 04/15/46	250	242,358
Exelon Generation Co. LLC:
4.25%, 06/15/22	500	507,444
6.25%, 10/01/39	150	163,313
5.60%, 06/15/42	50	51,202
FirstEnergy Corp., Series B, 3.90%, 07/15/27	2,000	1,945,518
Florida Power & Light Co.:
2.75%, 06/01/23	250	242,843
3.13%, 12/01/25	500	485,321
5.95%, 02/01/38	50	61,119
4.13%, 02/01/42	500	502,029
3.70%, 12/01/47	1,000	920,905
4.13%, 06/01/48	500	501,180
Georgia Power Co.:
4.30%, 03/15/42	200	189,931
Series C, 2.00%, 09/08/20	250	243,740
Indiana Michigan Power Co.:
6.05%, 03/15/37	175	208,882
4.55%, 03/15/46	150	154,080
4.25%, 08/15/48	250	246,297
Interstate Power & Light Co.:
3.25%, 12/01/24	250	242,538
3.70%, 09/15/46	500	450,427
Kansas City Power & Light Co., 3.65%, 08/15/25	150	147,512
Kentucky Utilities Co., 3.25%, 11/01/20	200	200,520
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	50,203
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	265,113

Security	Par (000)	Value
Electric Utilities (continued)
MidAmerican Energy Co.:
4.80%, 09/15/43	$250	$270,641
4.40%, 10/15/44	1,000	1,024,416
Mississippi Power Co., 4.25%, 03/15/42	500	471,080
Nevada Power Co., 5.45%, 05/15/41	50	56,836
NextEra Energy Capital Holdings, Inc., 3.63%, 06/15/23	1,250	1,240,008
Northern States Power Co.:
2.60%, 05/15/23	500	482,118
3.40%, 08/15/42	200	178,320
4.00%, 08/15/45	85	83,376
3.60%, 09/15/47	150	136,151
NSTAR Electric Co., 2.70%, 06/01/26	250	230,324
Oglethorpe Power Corp., 4.55%, 06/01/44	250	246,100
Oncor Electric Delivery Co. LLC:
7.00%, 09/01/22	100	113,066
3.70%, 11/15/28(c)	355	353,816
5.25%, 09/30/40	250	285,652
5.30%, 06/01/42	75	86,495
3.75%, 04/01/45	250	236,387
3.80%, 09/30/47	1,000	945,628
Pacific Gas & Electric Co.:
3.25%, 06/15/23	500	482,820
2.95%, 03/01/26	750	683,066
4.65%, 08/01/28(c)	255	256,822
6.05%, 03/01/34	250	284,161
3.75%, 08/15/42	250	212,902
5.13%, 11/15/43	1,250	1,281,817
4.75%, 02/15/44	250	243,295
4.25%, 03/15/46	250	229,255
3.95%, 12/01/47	1,000	869,261
PacifiCorp:
2.95%, 02/01/22	100	98,639
2.95%, 06/01/23	300	292,564
4.10%, 02/01/42	250	244,967
PECO Energy Co.:
1.70%, 09/15/21	1,000	952,798
3.90%, 03/01/48	1,000	953,568
Pennsylvania Electric Co., 6.15%, 10/01/38	250	295,456
Potomac Electric Power Co.:
3.60%, 03/15/24	250	249,858
4.15%, 03/15/43	250	246,694
PPL Capital Funding, Inc.:
3.40%, 06/01/23	1,250	1,227,884
4.00%, 09/15/47	500	449,926
PPL Electric Utilities Corp., 4.75%, 07/15/43	250	266,405
Progress Energy, Inc.:
4.40%, 01/15/21	100	101,931
7.75%, 03/01/31	50	65,447

14

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric Utilities (continued)
Public Service Co. of Colorado:
3.70%, 06/15/28	$2,000	$2,000,215
3.60%, 09/15/42	250	229,695
3.95%, 03/15/43	200	191,834
4.30%, 03/15/44	75	75,800
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	250	314,662
Public Service Electric & Gas Co.:
1.80%, 06/01/19	250	248,307
3.50%, 08/15/20	50	50,206
2.38%, 05/15/23	250	237,098
3.05%, 11/15/24	250	242,049
3.95%, 05/01/42	50	48,429
3.65%, 09/01/42	50	46,828
3.80%, 03/01/46	1,250	1,186,344
Series K, 4.05%, 05/01/45	150	144,984
Puget Energy, Inc.:
5.63%, 07/15/22	500	529,031
3.65%, 05/15/25	250	241,186
Puget Sound Energy, Inc., 5.80%, 03/15/40	500	608,908
Sierra Pacific Power Co., 2.60%, 05/01/26	1,250	1,152,907
South Carolina Electric & Gas Co.:
4.60%, 06/15/43	250	248,150
4.10%, 06/15/46	1,350	1,244,828
Southern California Edison Co.:
5.50%, 03/15/40	50	56,308
4.65%, 10/01/43	350	363,473
4.00%, 04/01/47	500	469,650
Series A, 5.95%, 02/01/38	500	589,456
Series B, 2.40%, 02/01/22	250	240,985
Series C, 3.60%, 02/01/45	250	220,307
Series C, 4.13%, 03/01/48	1,000	955,904
Series D, 3.40%, 06/01/23	1,000	990,437
Southern Co.:
2.35%, 07/01/21	1,000	969,633
2.95%, 07/01/23	500	480,306
3.25%, 07/01/26	500	466,326
4.40%, 07/01/46	250	238,141
Southern Power Co.:
5.25%, 07/15/43	500	509,013
Series E, 2.50%, 12/15/21	1,000	967,971
Tampa Electric Co., 4.10%, 06/15/42	250	236,491
Toledo Edison Co., 6.15%, 05/15/37	100	119,896
TransAlta Corp., 4.50%, 11/15/22	500	488,813
Union Electric Co., 2.95%, 06/15/27	2,000	1,872,258
Virginia Electric & Power Co.:
2.95%, 01/15/22	400	393,805
4.00%, 01/15/43	250	239,592
4.45%, 02/15/44	150	151,835
Series A, 3.15%, 01/15/26	555	533,413
Series A, 3.50%, 03/15/27	750	732,473

Security	Par (000)	Value
Electric Utilities (continued)
Series A, 6.00%, 05/15/37	$250	$301,208
Series B, 3.80%, 09/15/47	1,500	1,379,727
Series D, 4.65%, 08/15/43	500	525,357
WEC Energy Group, Inc.:
2.45%, 06/15/20	750	740,766
3.55%, 06/15/25	350	343,641
Westar Energy, Inc., 2.55%, 07/01/26	350	320,644
Xcel Energy, Inc.:
2.40%, 03/15/21	1,000	979,633
3.30%, 06/01/25	292	282,229
3.35%, 12/01/26	500	479,703
4.80%, 09/15/41	250	259,796

		95,750,517
Electrical Equipment — 0.1%
Amphenol Corp., 2.20%, 04/01/20	500	491,211
Eaton Corp.:
2.75%, 11/02/22	250	242,625
3.10%, 09/15/27	190	177,278
4.00%, 11/02/32	200	197,860
4.15%, 11/02/42	250	236,815
Emerson Electric Co.:
2.63%, 12/01/21	750	740,873
2.63%, 02/15/23	350	337,311
Roper Technologies, Inc.:
3.00%, 12/15/20	250	248,378
3.13%, 11/15/22	150	146,518
3.65%, 09/15/23	250	248,314
3.80%, 12/15/26	250	243,068
Tyco Electronics Group SA:
3.50%, 02/03/22	100	99,915
3.45%, 08/01/24	75	72,961

		3,483,127
Electronic Equipment, Instruments & Components — 0.0%
Arrow Electronics, Inc., 4.00%, 04/01/25	500	484,484
Corning, Inc.:
3.70%, 11/15/23	250	244,987
4.75%, 03/15/42	50	49,901
4.38%, 11/15/57	750	656,876
Honeywell International, Inc., 3.81%, 11/21/47	500	475,380
Jabil, Inc., 4.70%, 09/15/22	250	254,175

		2,165,803
Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 08/15/21	750	746,111
5.13%, 09/15/40	100	105,274

15

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Energy Equipment & Services (continued)
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/22	$500	$484,431
3.34%, 12/15/27	450	423,061
4.08%, 12/15/47	500	453,753
Halliburton Co.:
3.80%, 11/15/25	1,550	1,536,724
4.85%, 11/15/35	1,000	1,046,023
4.50%, 11/15/41	50	48,870
4.75%, 08/01/43	250	255,798
5.00%, 11/15/45	675	720,868
National Oilwell Varco, Inc.:
2.60%, 12/01/22	1,000	952,740
3.95%, 12/01/42	150	130,118
TechnipFMC PLC, 3.45%, 10/01/22	100	97,422

		7,001,193
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc., 4.30%, 01/15/26	1,250	1,239,205
American Tower Corp.:
2.80%, 06/01/20	250	247,650
5.05%, 09/01/20	25	25,780
5.90%, 11/01/21	500	531,558
4.70%, 03/15/22	100	103,274
3.50%, 01/31/23	150	147,529
5.00%, 02/15/24	1,000	1,045,667
4.40%, 02/15/26	30	30,035
3.38%, 10/15/26	500	465,680
AvalonBay Communities, Inc.:
2.95%, 09/15/22	100	97,776
3.45%, 06/01/25	100	97,584
3.20%, 01/15/28	2,000	1,890,008
3.90%, 10/15/46	250	229,525
Boston Properties LP:
4.13%, 05/15/21	250	254,237
3.85%, 02/01/23	1,000	1,004,107
3.13%, 09/01/23	250	243,074
3.20%, 01/15/25	1,000	956,796
3.65%, 02/01/26	190	184,069
Brixmor Operating Partnership LP:
3.65%, 06/15/24	750	720,899
4.13%, 06/15/26	250	242,390
Crown Castle International Corp.:
3.40%, 02/15/21	750	748,076
2.25%, 09/01/21	1,000	960,541
3.70%, 06/15/26	280	267,595
4.00%, 03/01/27	1,000	968,901
3.80%, 02/15/28	2,000	1,896,728
DDR Corp.:
4.63%, 07/15/22	100	102,247
4.25%, 02/01/26	250	244,144

Security	Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust LP, 4.75%, 10/01/25	$500	$512,595
EPR Properties, 4.50%, 06/01/27	1,000	955,785
ERP Operating LP:
4.75%, 07/15/20	100	102,144
4.63%, 12/15/21	2,000	2,061,938
3.25%, 08/01/27	500	474,494
4.50%, 07/01/44	150	150,625
Essex Portfolio LP, 3.88%, 05/01/24	100	99,437
Federal Realty Investment Trust, 3.25%, 07/15/27	500	468,216
HCP, Inc.:
2.63%, 02/01/20	250	247,850
3.15%, 08/01/22	100	97,376
4.00%, 12/01/22	250	250,467
3.40%, 02/01/25	500	473,986
4.00%, 06/01/25	500	490,902
Hospitality Properties Trust:
5.00%, 08/15/22	200	204,885
4.95%, 02/15/27	1,000	979,918
Host Hotels & Resorts LP:
5.25%, 03/15/22	250	258,357
Series E, 4.00%, 06/15/25	190	184,223
Kimco Realty Corp.:
3.20%, 05/01/21	250	247,498
3.30%, 02/01/25	350	332,086
2.80%, 10/01/26	500	445,645
4.45%, 09/01/47	350	321,208
Liberty Property LP, 4.40%, 02/15/24	250	252,986
Mid-America Apartments LP, 4.30%, 10/15/23	200	202,295
National Retail Properties, Inc., 3.30%, 04/15/23	500	487,454
Omega Healthcare Investors, Inc.:
4.50%, 04/01/27	250	239,277
4.75%, 01/15/28(e)	500	485,599
Realty Income Corp.:
4.65%, 08/01/23	250	259,078
3.00%, 01/15/27	1,000	921,448
Simon Property Group LP:
4.13%, 12/01/21	100	102,031
2.35%, 01/30/22	2,000	1,932,550
3.38%, 03/15/22	100	99,591
2.63%, 06/15/22	250	242,440
3.38%, 10/01/24	500	489,229
3.38%, 06/15/27	750	718,627
4.75%, 03/15/42	100	104,508
4.25%, 10/01/44	250	243,605
4.25%, 11/30/46	500	486,276
Ventas Realty LP:
4.13%, 01/15/26	1,250	1,230,488
3.25%, 10/15/26	500	462,519
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 04/01/20	250	247,814

16

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.25%, 03/01/22	$100	$101,907
VEREIT Operating Partnership LP, 3.95%, 08/15/27	500	470,270
Welltower, Inc.:
5.25%, 01/15/22	50	52,140
4.00%, 06/01/25	2,250	2,219,797
4.25%, 04/01/26	350	348,896
Weyerhaeuser Co., 7.38%, 03/15/32	350	442,669

		37,148,204
Food & Staples Retailing — 0.3%
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	250	271,857
Kroger Co.:
6.15%, 01/15/20	100	103,713
3.30%, 01/15/21	500	500,030
3.40%, 04/15/22	100	99,159
3.50%, 02/01/26	495	473,622
5.15%, 08/01/43	125	124,319
3.88%, 10/15/46	500	416,976
4.65%, 01/15/48	500	471,172
Mondelez International, Inc., 3.63%, 05/07/23	500	497,204
Walgreen Co., 3.10%, 09/15/22	200	195,421
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24	500	493,788
3.45%, 06/01/26	1,305	1,238,380
4.50%, 11/18/34	155	152,601
4.80%, 11/18/44	150	145,617
4.65%, 06/01/46	1,000	956,460
Walmart, Inc.:
3.63%, 07/08/20	1,150	1,164,534
1.90%, 12/15/20	500	489,358
3.13%, 06/23/21	500	501,003
2.35%, 12/15/22	1,250	1,208,394
3.30%, 04/22/24	1,750	1,747,368
2.65%, 12/15/24	250	239,302
3.70%, 06/26/28	1,000	1,000,270
3.95%, 06/28/38	1,000	997,920
4.00%, 04/11/43	150	147,854
4.30%, 04/22/44	750	774,682
3.63%, 12/15/47	1,000	935,883
4.05%, 06/29/48	1,400	1,402,062

		16,748,949
Food Products — 0.4%
Archer-Daniels-Midland Co.:
2.50%, 08/11/26	1,750	1,600,010

Security	Par (000)	Value
Food Products (continued)
4.54%, 03/26/42	$75	$77,359
4.02%, 04/16/43	250	239,663
Bunge, Ltd. Finance Corp., 3.75%, 09/25/27	1,000	919,529
Campbell Soup Co.:
3.30%, 03/19/25	1,000	921,017
4.80%, 03/15/48	1,000	912,040
Conagra Brands, Inc.:
3.25%, 09/15/22	200	196,424
3.20%, 01/25/23	500	484,892
General Mills, Inc.:
2.20%, 10/21/19	300	297,802
3.15%, 12/15/21	650	642,889
2.60%, 10/12/22	250	239,695
3.65%, 02/15/24	500	491,888
3.20%, 02/10/27	250	229,244
4.20%, 04/17/28	1,000	984,701
4.70%, 04/17/48	1,000	959,316
JM Smucker Co.,:
3.50%, 10/15/21	50	50,279
3.50%, 03/15/25	250	240,582
4.25%, 03/15/35	250	235,850
Kellogg Co.:
4.00%, 12/15/20	2,000	2,031,224
3.25%, 04/01/26	65	61,226
4.50%, 04/01/46	350	332,572
Kraft Heinz Foods Co.:
5.38%, 02/10/20	52	53,478
3.50%, 07/15/22	250	248,097
3.95%, 07/15/25	1,750	1,724,498
3.00%, 06/01/26	310	282,969
4.63%, 01/30/29	2,000	1,996,670
5.00%, 07/15/35	500	493,906
6.50%, 02/09/40	750	840,211
5.00%, 06/04/42	200	190,967
5.20%, 07/15/45	500	488,752
4.38%, 06/01/46	500	441,599
Sysco Corp.:
3.55%, 03/15/25	1,000	978,373
3.75%, 10/01/25	100	98,694
3.30%, 07/15/26	130	124,244
4.85%, 10/01/45	150	155,008
4.50%, 04/01/46	250	246,121
4.45%, 03/15/48	500	487,586
Tyson Foods, Inc.:
4.50%, 06/15/22	150	154,471
3.55%, 06/02/27	1,000	943,473
4.88%, 08/15/34	70	70,433

17

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Food Products (continued)
5.15%, 08/15/44	$250	$253,908

		22,421,660
Gas Utilities — 0.1%
Atmos Energy Corp.:
3.00%, 06/15/27	500	472,614
4.15%, 01/15/43	100	97,157
National Fuel Gas Co., 3.75%, 03/01/23	300	294,145
NiSource, Inc.:
3.65%, 06/15/23(c)	1,000	987,528
5.95%, 06/15/41	50	57,120
5.25%, 02/15/43	75	79,311
4.80%, 02/15/44	250	253,047
4.38%, 05/15/47	500	477,490
Sempra Energy:
2.40%, 03/15/20	250	246,608
4.05%, 12/01/23	250	251,424
3.55%, 06/15/24	250	244,283
3.75%, 11/15/25	250	243,129
4.00%, 02/01/48	1,000	892,935
Southern California Gas Co.:
Series TT, 2.60%, 06/15/26	1,250	1,149,851
Series UU, 4.13%, 06/01/48	250	247,841
Southern Co. Gas Capital Corp.:
3.50%, 09/15/21	50	49,868
3.95%, 10/01/46	750	661,310

		6,705,661
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc.:
1.70%, 08/15/21	1,000	951,733
2.60%, 08/15/26	230	209,052
Becton Dickinson & Co.:
2.68%, 12/15/19	500	497,193
2.89%, 06/06/22	500	486,122
3.30%, 03/01/23	200	194,946
3.36%, 06/06/24	500	483,091
3.73%, 12/15/24	250	244,843
3.70%, 06/06/27	500	478,119
6.00%, 05/15/39	250	278,860
4.69%, 12/15/44	250	246,501
4.67%, 06/06/47	500	494,533
Boston Scientific Corp.:
6.00%, 01/15/20	100	103,490
4.13%, 10/01/23	2,500	2,532,111
3.85%, 05/15/25	250	248,698
Medtronic Global Holdings SCA, 3.35%, 04/01/27	1,000	976,328
Medtronic, Inc.:
2.50%, 03/15/20	500	496,670
4.13%, 03/15/21	50	51,048

Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
3.15%, 03/15/22	$1,350	$1,340,835
3.63%, 03/15/24	400	401,931
3.50%, 03/15/25	1,500	1,487,527
4.38%, 03/15/35	350	361,961
4.63%, 03/15/44	750	790,931
4.63%, 03/15/45	1,500	1,588,699
Stryker Corp.:
3.38%, 11/01/25	580	557,590
3.50%, 03/15/26	500	483,597
4.63%, 03/15/46	1,250	1,260,817
Zimmer Biomet Holdings, Inc.:
3.15%, 04/01/22	1,500	1,469,271
3.55%, 04/01/25	750	719,628
4.25%, 08/15/35	67	62,582

		19,498,707
Health Care Providers & Services — 0.5%
Advocate Health & Hospitals Corp.:
3.83%, 08/15/28	74	74,647
4.27%, 08/15/48	107	107,672
Aetna, Inc.:
4.13%, 06/01/21	250	253,982
2.75%, 11/15/22	250	241,115
2.80%, 06/15/23	1,500	1,437,237
3.50%, 11/15/24	320	312,965
6.75%, 12/15/37	300	376,248
4.50%, 05/15/42	250	240,393
4.75%, 03/15/44	25	24,661
3.88%, 08/15/47	400	352,735
Anthem, Inc.:
3.13%, 05/15/22	200	196,850
2.95%, 12/01/22	1,000	972,265
3.30%, 01/15/23	100	98,672
3.50%, 08/15/24	250	244,935
4.63%, 05/15/42	50	48,859
5.10%, 01/15/44	900	932,906
4.65%, 08/15/44	350	344,382
4.38%, 12/01/47	1,000	948,361
Ascension Health, 3.95%, 11/15/46	500	485,081
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	200	197,484
Cigna Corp.:
4.00%, 02/15/22	1,525	1,536,881
3.25%, 04/15/25	300	284,010
3.88%, 10/15/47	750	639,701
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	100	96,524
Dignity Health:
2.64%, 11/01/19	100	99,377
5.27%, 11/01/64	100	98,675

18

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care Providers & Services (continued)
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	$173	$166,935
Halfmoon Parent, Inc.(c):
3.75%, 07/15/23	1,000	996,941
4.13%, 11/15/25	1,000	997,150
4.80%, 08/15/38	1,000	1,002,804
4.90%, 12/15/48	1,000	992,777
Humana, Inc.:
3.85%, 10/01/24	500	497,035
4.95%, 10/01/44	250	259,609
4.80%, 03/15/47	200	203,985
Johns Hopkins Health System Corp., 3.84%, 05/15/46	25	23,616
Kaiser Foundation Hospitals:
3.50%, 04/01/22	100	100,195
3.15%, 05/01/27	500	479,505
4.15%, 05/01/47	1,110	1,108,606
Laboratory Corp. of America Holdings:
3.75%, 08/23/22	100	100,105
4.00%, 11/01/23	100	100,634
3.25%, 09/01/24	1,000	957,816
3.60%, 02/01/25	75	72,950
4.70%, 02/01/45	150	145,595
Mayo Clinic, Series 2016, 4.13%, 11/15/52	300	299,384
McKesson Corp.:
2.85%, 03/15/23	150	143,330
3.80%, 03/15/24	1,500	1,488,840
Memorial Sloan-Kettering Cancer Center, 5.00%, 07/01/42	200	226,463
Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 07/01/48	66	61,978
New York and Presbyterian Hospital, 4.02%, 08/01/45	150	145,589
Northwell Healthcare, Inc.:
3.98%, 11/01/46	200	181,574
4.26%, 11/01/47	70	66,542
Orlando Health Obligated Group, 4.09%, 10/01/48	29	27,968
Partners Healthcare System, Inc., Series 2017, 3.77%, 07/01/48	85	77,111
Providence St Joseph Health Obligated Group, 3.93%, 10/01/48	77	71,788
Quest Diagnostics, Inc.:
4.70%, 04/01/21	100	102,869
4.25%, 04/01/24	250	253,220
3.50%, 03/30/25	370	356,765
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	60	55,700
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	60,572
Sutter Health:
3.70%, 08/15/28	86	84,438

Security	Par (000)	Value
Health Care Providers & Services (continued)
Series 2018, 4.09%, 08/15/48	$107	$101,644
UnitedHealth Group, Inc.:
2.30%, 12/15/19	250	248,039
1.95%, 10/15/20	2,000	1,957,960
2.13%, 03/15/21	1,500	1,464,676
3.35%, 07/15/22	750	748,956
2.88%, 03/15/23	250	243,764
3.10%, 03/15/26	500	480,436
3.45%, 01/15/27	500	489,443
3.38%, 04/15/27	1,000	971,485
4.63%, 07/15/35	555	590,793
6.88%, 02/15/38	100	133,336
5.95%, 02/15/41	100	122,233
3.95%, 10/15/42	150	143,057
4.75%, 07/15/45	500	535,098
4.20%, 01/15/47	750	742,907
4.25%, 04/15/47	1,000	1,003,462
3.75%, 10/15/47	500	464,873
4.25%, 06/15/48	400	401,462

		33,400,631
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 3.95%, 10/15/20	250	253,578
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25	400	406,480
5.30%, 01/15/29	502	503,456
Hyatt Hotels Corp.:
3.38%, 07/15/23	190	185,479
4.38%, 09/15/28	305	299,884
Marriott International, Inc.:
3.25%, 09/15/22	100	98,185
4.50%, 10/01/34	250	246,888
McDonald’s Corp.:
3.50%, 07/15/20	50	50,201
2.75%, 12/09/20	250	248,174
3.35%, 04/01/23	250	247,876
3.25%, 06/10/24	400	392,401
3.38%, 05/26/25	500	486,890
3.70%, 01/30/26	250	247,714
3.50%, 03/01/27	1,000	971,195
4.70%, 12/09/35	315	327,438
3.70%, 02/15/42	100	87,460
4.88%, 12/09/45	750	784,339
4.45%, 03/01/47	500	490,981
4.45%, 09/01/48	500	490,255
Sands China, Ltd.(c):
4.60%, 08/08/23	500	499,899
5.13%, 08/08/25	500	498,875
5.40%, 08/08/28	750	746,363
Starbucks Corp.:
3.85%, 10/01/23	250	252,711
4.00%, 11/15/28	500	498,592

19

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
3.75%, 12/01/47	$1,000	$870,512

		10,185,826
Household Durables — 0.1%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	194,423
Mohawk Industries, Inc., 3.85%, 02/01/23	125	125,165
Newell Brands, Inc.:
3.15%, 04/01/21	1,000	983,966
3.85%, 04/01/23	1,000	978,745
4.00%, 12/01/24	250	241,665
3.90%, 11/01/25	1,000	929,614
4.20%, 04/01/26	550	523,110
5.38%, 04/01/36	350	337,336
Whirlpool Corp.:
5.15%, 03/01/43	200	192,223
4.50%, 06/01/46	250	218,924

		4,725,171
Household Products — 0.0%
Clorox Co.:
3.05%, 09/15/22	50	49,396
3.50%, 12/15/24	250	246,724
Kimberly-Clark Corp.:
2.65%, 03/01/25	85	79,807
2.75%, 02/15/26	500	469,092
5.30%, 03/01/41	250	289,268
3.20%, 07/30/46	210	178,303

		1,312,590
Industrial Conglomerates — 0.2%
3M Co.:
1.63%, 09/19/21	500	477,669
2.00%, 06/26/22	500	479,788
3.00%, 08/07/25	250	243,704
2.88%, 10/15/27	750	709,564
3.13%, 09/19/46	250	211,799
4.00%, 09/14/48	1,000	999,160
Crane Co., 4.45%, 12/15/23	125	127,685
Dover Corp., 3.15%, 11/15/25	250	238,095
General Electric Co.:
5.30%, 02/11/21	1,000	1,042,040
2.20%, 01/09/20	1,000	989,412
4.38%, 09/16/20	300	306,490
4.63%, 01/07/21	72	74,183
4.65%, 10/17/21	201	207,549
2.70%, 10/09/22	1,000	964,967
3.10%, 01/09/23	1,500	1,468,982
3.45%, 05/15/24	86	84,681
6.75%, 03/15/32	394	476,457
5.88%, 01/14/38	1,215	1,356,240

Security	Par (000)	Value
Industrial Conglomerates (continued)
6.88%, 01/10/39	$322	$402,183
4.13%, 10/09/42	750	668,945
4.50%, 03/11/44	1,500	1,414,823
Ingersoll-Rand Global Holding Co., Ltd., 4.30%, 02/21/48	500	478,253
Koninklijke Philips NV, 5.00%, 03/15/42	250	272,257

		13,694,926
Insurance — 0.9%
Aflac, Inc.:
3.63%, 06/15/23	250	250,537
3.63%, 11/15/24	250	249,007
2.88%, 10/15/26	750	692,469
Alleghany Corp., 4.95%, 06/27/22	550	572,041
Allstate Corp.:
3.15%, 06/15/23	250	245,293
3.28%, 12/15/26	750	722,212
4.50%, 06/15/43	150	152,601
4.20%, 12/15/46	250	242,865
American Financial Group, Inc., 4.50%, 06/15/47	750	699,587
American International Group, Inc.:
3.38%, 08/15/20	250	250,154
6.40%, 12/15/20	1,000	1,063,976
3.30%, 03/01/21	2,000	1,995,867
4.88%, 06/01/22	250	260,512
4.13%, 02/15/24	250	250,621
3.75%, 07/10/25	1,750	1,701,809
3.90%, 04/01/26	1,000	977,620
3.88%, 01/15/35	500	453,819
4.70%, 07/10/35	500	499,435
4.50%, 07/16/44	250	235,946
4.75%, 04/01/48	1,000	983,064
Aon PLC:
2.80%, 03/15/21	250	245,539
3.50%, 06/14/24	1,000	975,300
3.88%, 12/15/25	600	594,219
4.60%, 06/14/44	250	242,663
Arch Capital Finance LLC, 4.01%, 12/15/26	1,000	987,779
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	132,455
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24	110	113,406
AXA Equitable Holdings, Inc.(c):
4.35%, 04/20/28	1,000	967,433
5.00%, 04/20/48	500	467,060
AXA SA, 8.60%, 12/15/30	50	65,000
Berkshire Hathaway Finance Corp.:
4.25%, 01/15/21	250	256,391
3.00%, 05/15/22	750	745,165

20

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
4.40%, 05/15/42	$100	$101,935
4.30%, 05/15/43	250	252,679
4.20%, 08/15/48	750	744,975
Berkshire Hathaway, Inc.:
2.20%, 03/15/21	500	490,272
3.00%, 02/11/23	1,000	992,901
2.75%, 03/15/23	3,000	2,929,950
3.13%, 03/15/26	1,400	1,350,681
4.50%, 02/11/43	100	104,256
Brighthouse Financial, Inc., 3.70%, 06/22/27	1,500	1,331,610
Chubb Corp.:
6.00%, 05/11/37	50	60,505
Series 1, 6.50%, 05/15/38	100	127,702
Chubb INA Holdings, Inc.:
2.88%, 11/03/22	1,000	978,859
3.35%, 05/15/24	500	491,669
3.35%, 05/03/26	795	772,756
4.15%, 03/13/43	150	147,954
CNA Financial Corp.:
5.75%, 08/15/21	100	105,824
4.50%, 03/01/26	350	353,920
First American Financial Corp., 4.60%, 11/15/24	200	199,832
Hartford Financial Services Group, Inc.:
5.13%, 04/15/22	1,000	1,048,769
6.10%, 10/01/41	100	117,284
Lincoln National Corp.:
4.85%, 06/24/21	300	308,968
4.20%, 03/15/22	1,350	1,369,573
4.00%, 09/01/23	200	202,258
3.35%, 03/09/25	65	62,403
6.30%, 10/09/37	250	293,974
4.35%, 03/01/48	200	186,183
Loews Corp.:
2.63%, 05/15/23	250	240,220
3.75%, 04/01/26	500	495,861
Manulife Financial Corp.:
4.15%, 03/04/26	500	504,343
(5 year USD Swap + 1.65%), 4.06%, 02/24/32(b)	500	476,463
Markel Corp., 4.30%, 11/01/47	750	686,785
Marsh & McLennan Cos., Inc.:
2.35%, 03/06/20	190	187,475
4.80%, 07/15/21	50	51,582
2.75%, 01/30/22	1,000	974,877
3.30%, 03/14/23	500	490,140
3.75%, 03/14/26	1,000	982,055
MetLife, Inc.:
4.75%, 02/08/21	155	159,894
3.00%, 03/01/25	650	621,954

Security	Par (000)	Value
Insurance (continued)
3.60%, 11/13/25	$1,000	$995,944
6.38%, 06/15/34	1,000	1,205,339
4.13%, 08/13/42	300	284,402
4.88%, 11/13/43	250	262,889
4.05%, 03/01/45	250	233,894
4.60%, 05/13/46	500	508,388
Old Republic International Corp., 4.88%, 10/01/24	250	257,206
Principal Financial Group, Inc.:
3.40%, 05/15/25	250	242,280
3.10%, 11/15/26	1,000	928,954
4.63%, 09/15/42	50	49,732
4.30%, 11/15/46	250	235,755
Progressive Corp.:
3.75%, 08/23/21	1,050	1,058,276
2.45%, 01/15/27	500	453,488
4.35%, 04/25/44	100	100,073
3.70%, 01/26/45	200	179,842
4.20%, 03/15/48	500	493,311
Prudential Financial, Inc.:
5.38%, 06/21/20	350	362,492
3.50%, 05/15/24	1,000	999,839
3.88%, 03/27/28	951	942,770
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(b)	350	348,250
4.60%, 05/15/44	250	251,682
3.94%, 12/07/49	908	818,529
Travelers Cos., Inc.:
3.90%, 11/01/20	250	253,419
6.75%, 06/20/36	250	323,422
4.60%, 08/01/43	850	885,032
4.30%, 08/25/45	250	251,093
4.00%, 05/30/47	250	239,658
Travelers Property Casualty Corp., 6.38%, 03/15/33	100	123,892
Trinity Acquisition PLC, 4.40%, 03/15/26	500	497,478
Unum Group, 5.75%, 08/15/42	250	262,067
Voya Financial, Inc.:
3.65%, 06/15/26	350	333,441
5.70%, 07/15/43	500	548,610
WR Berkley Corp., 4.63%, 03/15/22	200	205,302
XLIT Ltd., 5.75%, 10/01/21	100	105,808

		54,533,743
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.:
2.60%, 12/05/19	350	348,977
1.90%, 08/21/20	500	489,942
2.40%, 02/22/23	500	481,056
2.80%, 08/22/24	1,500	1,447,232
3.15%, 08/22/27	750	718,617
4.80%, 12/05/34	600	654,545

21

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Internet & Direct Marketing Retail (continued)
3.88%, 08/22/37	$1,000	$979,050
4.05%, 08/22/47	1,000	985,068
4.25%, 08/22/57	1,000	999,532
Expedia Group, Inc.:
4.50%, 08/15/24	250	251,437
3.80%, 02/15/28	750	691,280

		8,046,736
Internet Software & Services — 0.1%
Alphabet, Inc.:
3.63%, 05/19/21	25	25,394
3.38%, 02/25/24	500	503,072
2.00%, 08/15/26	500	450,581
Baidu, Inc., 4.13%, 06/30/25	1,000	985,957
Booking Holdings, Inc., 2.75%, 03/15/23	500	479,128
eBay, Inc.:
3.25%, 10/15/20	50	49,808
3.80%, 03/09/22	640	644,714
2.60%, 07/15/22	50	48,238
3.60%, 06/05/27	1,000	949,887

		4,136,779
IT Services — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21	475	469,407
3.60%, 11/28/24	500	491,633
3.40%, 12/06/27	1,000	932,094
4.50%, 11/28/34	250	245,243
4.00%, 12/06/37	1,000	918,139
4.20%, 12/06/47	300	273,662
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	270	255,846
DXC Technology Co., 4.75%, 04/15/27	1,000	1,023,610
Fidelity National Information Services, Inc.:
3.50%, 04/15/23	25	24,707
5.00%, 10/15/25	500	526,464
3.00%, 08/15/26	750	693,023
Series 10Y, 4.25%, 05/15/28	1,000	1,001,980
Fiserv, Inc., 2.70%, 06/01/20	500	495,582
IBM Credit LLC, 3.00%, 02/06/23	500	491,533
International Business Machines Corp.:
2.25%, 02/19/21	1,000	979,810
2.90%, 11/01/21	100	98,526
2.88%, 11/09/22	400	391,589
3.63%, 02/12/24	775	778,652
3.45%, 02/19/26	250	247,070
3.30%, 01/27/27	1,000	976,242
5.88%, 11/29/32	250	296,874
4.00%, 06/20/42	850	825,673

Security	Par (000)	Value
IT Services (continued)
4.70%, 02/19/46	$250	$271,451
Verisk Analytics, Inc., 4.00%, 06/15/25	250	246,938
Western Union Co., 6.20%, 11/17/36	25	25,434
Xerox Corp.:
3.63%, 03/15/23	250	238,420
3.80%, 05/15/24	350	328,752

		13,548,354
Leisure Products — 0.0%
Hasbro, Inc.:
3.50%, 09/15/27	250	232,105
5.10%, 05/15/44	60	56,567

		288,672
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 3.88%, 07/15/23	200	199,481
Life Technologies Corp., 6.00%, 03/01/20	100	103,557
Thermo Fisher Scientific, Inc.:
3.30%, 02/15/22	305	302,195
3.15%, 01/15/23	250	244,329
4.15%, 02/01/24	250	254,652
3.65%, 12/15/25	500	489,559
3.20%, 08/15/27	500	467,576
4.10%, 08/15/47	500	468,678

		2,530,027
Machinery — 0.2%
Caterpillar, Inc.:
3.90%, 05/27/21	50	50,909
3.40%, 05/15/24	500	497,004
5.20%, 05/27/41	600	686,706
3.80%, 08/15/42	700	669,987
Cummins, Inc., 3.65%, 10/01/23	250	252,843
Deere & Co., 3.90%, 06/09/42	550	536,631
Flowserve Corp., 3.50%, 09/15/22	100	97,197
Fortive Corp., 3.15%, 06/15/26	500	465,493
Illinois Tool Works, Inc.:
2.65%, 11/15/26	3,000	2,774,367
4.88%, 09/15/41	50	54,757
3.90%, 09/01/42	75	73,463
Ingersoll-Rand Luxembourg Finance SA:
3.55%, 11/01/24	500	488,395
4.65%, 11/01/44	30	30,356
Parker-Hannifin Corp.:
4.20%, 11/21/34	250	250,312
4.10%, 03/01/47	500	489,565

22

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Machinery (continued)
Stanley Black & Decker, Inc., 2.90%, 11/01/22	$150	$146,717
Trinity Industries, Inc., 4.55%, 10/01/24	250	242,554
Wabtec Corp.:
4.15%, 03/15/24	500	496,483
4.70%, 09/15/28	500	492,077
Xylem, Inc., 4.38%, 11/01/46	500	479,302

		9,275,118
Media — 1.0%
21st Century Fox America, Inc.:
4.50%, 02/15/21	1,100	1,131,095
3.00%, 09/15/22	150	147,684
4.00%, 10/01/23	500	509,120
3.70%, 09/15/24	500	501,596
3.70%, 10/15/25	830	823,989
3.38%, 11/15/26	1,500	1,463,244
6.20%, 12/15/34	350	431,201
6.15%, 03/01/37	300	372,926
6.65%, 11/15/37	250	330,513
6.15%, 02/15/41	400	509,912
4.75%, 09/15/44	500	535,451
4.95%, 10/15/45	15	16,648
4.75%, 11/15/46	500	535,352
CBS Corp.:
3.70%, 08/15/24	1,000	972,236
3.50%, 01/15/25	500	476,604
4.00%, 01/15/26	1,500	1,470,127
3.38%, 02/15/28	500	458,167
4.85%, 07/01/42	325	314,747
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	1,500	1,500,847
4.46%, 07/23/22	1,000	1,016,743
4.91%, 07/23/25	1,930	1,959,775
3.75%, 02/15/28	1,000	920,846
6.38%, 10/23/35	250	268,874
5.38%, 04/01/38	1,000	972,692
6.48%, 10/23/45	1,000	1,074,983
5.38%, 05/01/47	500	473,753
5.75%, 04/01/48	1,000	1,000,634
6.83%, 10/23/55	250	275,938
Cintas Corp. No. 2:
4.30%, 06/01/21	25	25,592
2.90%, 04/01/22	250	243,883
Comcast Corp.:
5.15%, 03/01/20	350	359,846
2.75%, 03/01/23	750	725,179
3.00%, 02/01/24	1,500	1,446,499
3.60%, 03/01/24	250	248,119
3.38%, 08/15/25	500	482,812

Security	Par (000)	Value
Media (continued)
3.15%, 03/01/26	$750	$708,065
2.35%, 01/15/27	1,850	1,627,846
3.30%, 02/01/27	2,000	1,890,513
3.15%, 02/15/28	250	231,822
3.55%, 05/01/28	1,000	957,400
4.25%, 01/15/33	650	637,205
4.20%, 08/15/34	235	226,268
4.40%, 08/15/35	250	245,305
3.20%, 07/15/36	500	417,204
3.90%, 03/01/38	500	458,273
4.65%, 07/15/42	150	148,429
4.75%, 03/01/44	250	249,349
4.60%, 08/15/45	500	489,599
3.40%, 07/15/46	500	404,552
4.00%, 08/15/47	500	448,097
3.97%, 11/01/47	1,500	1,338,758
4.00%, 03/01/48	500	448,764
4.00%, 11/01/49	755	671,906
4.05%, 11/01/52	194	172,035
Discovery Communications LLC:
4.38%, 06/15/21	50	50,953
2.95%, 03/20/23	1,000	956,449
3.25%, 04/01/23	50	48,206
3.90%, 11/15/24(c)	250	244,826
3.45%, 03/15/25	1,000	949,893
4.90%, 03/11/26	330	338,693
3.95%, 03/20/28	1,220	1,158,940
5.00%, 09/20/37	500	487,540
4.95%, 05/15/42	50	47,068
4.88%, 04/01/43	150	140,554
5.20%, 09/20/47	195	190,659
Grupo Televisa SAB:
6.63%, 01/15/40	250	283,200
5.00%, 05/13/45	200	186,826
6.13%, 01/31/46	250	272,152
Interpublic Group of Cos., Inc., 4.20%, 04/15/24	250	250,333
NBCUniversal Media LLC:
4.38%, 04/01/21	600	614,714
2.88%, 01/15/23	250	242,976
5.95%, 04/01/41	250	287,064
4.45%, 01/15/43	250	238,598
Omnicom Group, Inc.:
3.63%, 05/01/22	125	124,292
3.65%, 11/01/24	70	68,009
3.60%, 04/15/26	500	474,883
RELX Capital, Inc., 3.50%, 03/16/23	300	296,165
TCI Communications, Inc., 7.88%, 02/15/26	250	304,031
TELUS Corp., 4.60%, 11/16/48	200	199,017
Thomson Reuters Corp.:
4.30%, 11/23/23	250	255,546

23

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
3.85%, 09/29/24	$500	$489,974
3.35%, 05/15/26	140	129,049
4.50%, 05/23/43	250	232,075
Time Warner Cable LLC:
5.00%, 02/01/20	500	510,485
4.13%, 02/15/21	100	100,803
4.00%, 09/01/21	300	301,809
6.55%, 05/01/37	650	705,099
6.75%, 06/15/39	550	599,828
5.88%, 11/15/40	250	252,403
5.50%, 09/01/41	250	240,793
4.50%, 09/15/42	1,225	1,045,406
Viacom, Inc.:
4.25%, 09/01/23	1,250	1,258,520
3.45%, 10/04/26	1,000	940,000
6.88%, 04/30/36	250	284,660
4.38%, 03/15/43	70	61,090
5.85%, 09/01/43	100	105,798
5.25%, 04/01/44	250	243,503
Walt Disney Co.:
2.15%, 09/17/20	500	491,253
2.30%, 02/12/21	500	491,011
3.75%, 06/01/21	50	51,066
2.35%, 12/01/22	1,300	1,249,115
3.15%, 09/17/25	165	160,696
3.00%, 02/13/26	200	191,641
1.85%, 07/30/26	1,000	881,329
2.95%, 06/15/27(e)	750	712,430
4.13%, 06/01/44	500	496,502
3.00%, 07/30/46	75	60,317
Series E, 4.13%, 12/01/41	250	246,150
Warner Media LLC:
4.70%, 01/15/21	500	513,489
4.75%, 03/29/21	1,000	1,030,206
3.60%, 07/15/25	250	239,559
3.88%, 01/15/26	1,000	970,337
2.95%, 07/15/26	1,500	1,360,151
3.80%, 02/15/27	500	478,280
6.25%, 03/29/41	150	162,197
4.90%, 06/15/42	350	327,210
5.35%, 12/15/43	250	246,588
4.65%, 06/01/44	250	224,847
4.85%, 07/15/45	500	466,310
WPP Finance 2010:
4.75%, 11/21/21	100	102,414
3.63%, 09/07/22	1,500	1,477,809
3.75%, 09/19/24	250	241,241

		64,854,047

Security	Par (000)	Value
Metal Fabricating — 0.0%
The Timken Co., 4.50%, 12/15/28	$500	$491,054

Metals & Mining — 0.3%
ArcelorMittal:
6.13%, 06/01/25	1,000	1,086,478
7.00%, 10/15/39	375	435,882
Barrick Gold Corp., 5.25%, 04/01/42	950	989,324
Barrick North America Finance LLC:
5.70%, 05/30/41	250	270,375
5.75%, 05/01/43	250	277,549
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22	1,250	1,229,969
5.00%, 09/30/43	850	943,583
Goldcorp, Inc.:
3.63%, 06/09/21	250	249,064
3.70%, 03/15/23	500	492,952
Newmont Mining Corp.:
3.50%, 03/15/22	1,950	1,933,480
4.88%, 03/15/42	300	292,028
Nucor Corp.:
3.95%, 05/01/28	1,000	998,465
5.20%, 08/01/43	250	271,874
4.40%, 05/01/48	500	488,624
Precision Castparts Corp.:
2.50%, 01/15/23	150	144,419
4.20%, 06/15/35	250	249,683
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	25	25,379
Rio Tinto Finance USA Ltd.:
3.75%, 06/15/25	500	502,076
5.20%, 11/02/40	350	389,670
Rio Tinto Finance USA PLC:
4.75%, 03/22/42	100	105,873
4.13%, 08/21/42	500	489,319
Southern Copper Corp.:
5.38%, 04/16/20	1,000	1,030,458
3.88%, 04/23/25	2,750	2,675,099
6.75%, 04/16/40	350	414,311
5.88%, 04/23/45	615	671,410
Vale Overseas Ltd.:
4.38%, 01/11/22	397	399,977
6.25%, 08/10/26	2,000	2,191,800
6.88%, 11/21/36	450	522,540
6.88%, 11/10/39	1,250	1,464,375

		21,236,036
Multi-Utilities — 0.0%
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	250	288,668
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/20	750	738,623
3.60%, 12/15/24	250	243,988

24

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Multi-Utilities (continued)
ONE Gas, Inc., 4.66%, 02/01/44	$250	$261,846
San Diego Gas & Electric Co.:
3.60%, 09/01/23	250	251,086
4.30%, 04/01/42	100	97,827

		1,882,038
Multiline Retail — 0.1%
Kohl’s Corp., 5.55%, 07/17/45	100	96,040
Nordstrom, Inc.:
4.75%, 05/01/20	750	767,782
4.00%, 10/15/21	100	101,528
5.00%, 01/15/44	500	461,093
O’Reilly Automotive, Inc., 4.35%, 06/01/28	1,000	1,003,776
Target Corp.:
2.90%, 01/15/22	150	148,850
2.50%, 04/15/26	250	231,417
4.00%, 07/01/42	350	336,312
3.63%, 04/15/46	850	770,836
3.90%, 11/15/47	500	468,998

		4,386,632
Office Supplies & Equipment — 0.0%
VMware, Inc., 2.95%, 08/21/22	2,000	1,925,096

Oil, Gas & Consumable Fuels — 2.8%
Anadarko Petroleum Corp.:
5.55%, 03/15/26	1,090	1,156,588
6.45%, 09/15/36	350	399,377
4.50%, 07/15/44	250	228,982
6.60%, 03/15/46	1,000	1,175,994
Andeavor, 3.80%, 04/01/28	2,000	1,901,848
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
3.50%, 12/01/22	1,000	984,670
5.20%, 12/01/47	500	499,304
Apache Corp.:
3.25%, 04/15/22	1,474	1,450,964
4.38%, 10/15/28	1,000	980,771
6.00%, 01/15/37	78	85,237
5.10%, 09/01/40	250	247,259
5.25%, 02/01/42	250	251,301
4.75%, 04/15/43	250	236,208
4.25%, 01/15/44	600	531,879
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	193,405
BP Capital Markets America, Inc., 3.94%, 09/21/28	500	503,175
BP Capital Markets PLC:
2.52%, 01/15/20	115	114,342
2.32%, 02/13/20	250	247,766
4.74%, 03/11/21	550	568,459
2.11%, 09/16/21	500	483,181
3.56%, 11/01/21	3,000	3,019,704

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
3.06%, 03/17/22	$210	$207,458
3.25%, 05/06/22	100	99,348
2.52%, 09/19/22	1,000	966,135
2.75%, 05/10/23	350	336,313
3.99%, 09/26/23	250	255,017
3.22%, 11/28/23	1,000	981,080
3.12%, 05/04/26	350	333,741
3.02%, 01/16/27	500	470,432
3.28%, 09/19/27	500	478,280
Buckeye Partners LP:
4.15%, 07/01/23	250	246,410
3.95%, 12/01/26	500	460,995
5.85%, 11/15/43	500	482,176
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	1,100	1,094,128
3.80%, 04/15/24	1,250	1,237,142
3.90%, 02/01/25	250	246,783
3.85%, 06/01/27	1,000	973,868
6.25%, 03/15/38	300	354,075
Canadian Natural Resources, Ltd., 4.95%, 06/01/47	500	518,546
Cenovus Energy, Inc.:
4.25%, 04/15/27	1,000	966,650
5.25%, 06/15/37	500	494,417
6.75%, 11/15/39	500	563,865
5.40%, 06/15/47	500	500,170
Chevron Corp.:
2.19%, 11/15/19	555	551,050
2.43%, 06/24/20	550	545,296
2.42%, 11/17/20	2,000	1,976,035
2.41%, 03/03/22	145	141,068
3.33%, 11/17/25	500	493,266
2.95%, 05/16/26	1,250	1,193,693
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,300	1,245,789
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	500	492,874
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	500	479,383
CNOOC Nexen Finance 2014 ULC:
4.25%, 04/30/24	1,750	1,765,291
4.88%, 04/30/44	500	516,719
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	250	252,748
Concho Resources, Inc.:
3.75%, 10/01/27	1,000	954,498
4.88%, 10/01/47	500	505,873
ConocoPhillips Co.:
4.95%, 03/15/26	1,000	1,079,404
6.50%, 02/01/39	1,400	1,817,444
4.30%, 11/15/44	500	513,998
5.95%, 03/15/46	750	948,740

25

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Holding Co., 6.95%, 04/15/29	$100	$124,866
Continental Resources, Inc., 4.38%, 01/15/28	1,000	992,525
Devon Energy Corp.:
4.00%, 07/15/21	150	151,404
5.85%, 12/15/25	250	272,457
5.60%, 07/15/41	500	530,258
4.75%, 05/15/42	350	334,087
5.00%, 06/15/45	500	492,523
Ecopetrol SA:
5.88%, 09/18/23	350	372,925
4.13%, 01/16/25	1,000	970,000
5.38%, 06/26/26	500	515,625
5.88%, 05/28/45	750	741,750
Enable Midstream Partners LP, 5.00%, 05/15/44	500	450,075
Enbridge Energy Partners LP:
4.20%, 09/15/21	100	101,200
5.88%, 10/15/25	1,500	1,651,684
Enbridge, Inc.:
3.50%, 06/10/24	65	63,333
4.25%, 12/01/26	1,000	1,006,346
3.70%, 07/15/27	1,000	965,746
4.50%, 06/10/44	250	242,629
Encana Corp.:
3.90%, 11/15/21	1,250	1,255,338
7.38%, 11/01/31	250	305,752
6.50%, 02/01/38	250	293,008
Energy Transfer Partners LP:
5.20%, 02/01/22	250	259,587
4.75%, 01/15/26	1,000	1,010,337
3.60%, 02/01/23	150	147,415
4.90%, 02/01/24	250	257,672
4.20%, 04/15/27	1,000	965,904
4.90%, 03/15/35	250	235,062
5.15%, 02/01/43	500	475,114
5.95%, 10/01/43	150	155,946
6.13%, 12/15/45	250	266,663
5.30%, 04/15/47	250	242,210
Series 30Y, 6.00%, 06/15/48	500	533,101
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	500	529,056
Enterprise Products Operating LLC:
2.55%, 10/15/19	500	498,012
2.80%, 02/15/21	500	493,605
3.90%, 02/15/24	125	126,123
3.75%, 02/15/25	790	788,665
3.70%, 02/15/26	960	945,291
3.95%, 02/15/27	3,000	2,995,919
5.95%, 02/01/41	150	173,677

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.45%, 02/15/43	$325	$315,109
4.85%, 03/15/44	200	203,832
5.10%, 02/15/45	250	263,352
4.90%, 05/15/46	350	361,958
4.25%, 02/15/48	1,000	941,358
Series E, 5.25%, 08/16/77(a)	750	698,918
EOG Resources, Inc.:
3.15%, 04/01/25	80	77,481
5.10%, 01/15/36	250	277,444
EQT Corp.:
4.88%, 11/15/21	50	51,323
3.00%, 10/01/22	1,000	969,221
EQT Midstream Partners LP, Series 10Y, 5.50%, 07/15/28	1,000	1,027,585
Equinor ASA:
2.25%, 11/08/19	1,000	993,034
2.75%, 11/10/21	500	493,260
2.65%, 01/15/24	1,500	1,436,457
3.70%, 03/01/24	250	252,098
3.25%, 11/10/24	500	491,337
5.10%, 08/17/40	100	113,168
4.25%, 11/23/41	300	303,532
Exxon Mobil Corp.:
2.22%, 03/01/21	750	735,097
2.40%, 03/06/22	500	486,815
2.73%, 03/01/23	1,000	977,681
3.18%, 03/15/24	250	247,819
2.71%, 03/06/25	1,250	1,195,221
3.04%, 03/01/26	620	601,379
4.11%, 03/01/46	1,000	1,013,726
Hess Corp.:
4.30%, 04/01/27	1,500	1,454,519
5.60%, 02/15/41	550	558,457
5.80%, 04/01/47	250	263,290
Husky Energy, Inc.:
3.95%, 04/15/22	150	151,242
4.00%, 04/15/24	500	499,083
6.80%, 09/15/37	500	615,622
Kinder Morgan Energy Partners LP:
4.30%, 05/01/24	500	504,838
3.50%, 03/01/21	750	752,154
5.80%, 03/01/21	250	262,760
5.00%, 10/01/21	200	207,796
3.95%, 09/01/22	225	226,464
3.45%, 02/15/23	500	490,343
4.15%, 02/01/24	1,000	1,002,942
4.25%, 09/01/24	155	156,231
5.80%, 03/15/35	1,000	1,092,149
6.50%, 02/01/37	100	112,168
6.95%, 01/15/38	250	303,045

26

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.00%, 08/15/42	$75	$73,526
5.00%, 03/01/43	250	244,676
5.50%, 03/01/44	250	260,024
5.40%, 09/01/44	250	256,639
Kinder Morgan, Inc.:
3.05%, 12/01/19	250	249,724
4.30%, 06/01/25	410	413,416
4.30%, 03/01/28	1,000	991,488
5.30%, 12/01/34	250	258,623
5.55%, 06/01/45	750	792,722
5.05%, 02/15/46	750	750,391
5.20%, 03/01/48	250	255,903
Magellan Midstream Partners LP:
3.20%, 03/15/25	500	475,161
4.25%, 09/15/46	250	233,249
Marathon Oil Corp.:
2.80%, 11/01/22	400	384,449
3.85%, 06/01/25	250	244,388
4.40%, 07/15/27	1,000	999,900
5.20%, 06/01/45	250	260,646
Marathon Petroleum Corp.:
5.13%, 03/01/21	150	155,600
3.63%, 09/15/24	115	113,483
4.75%, 09/15/44	250	241,682
5.85%, 12/15/45	250	262,725
MPLX LP:
4.50%, 07/15/23	250	256,317
4.88%, 12/01/24	250	259,381
4.88%, 06/01/25	250	258,184
4.13%, 03/01/27	1,000	974,013
4.00%, 03/15/28	1,000	961,818
4.50%, 04/15/38	750	706,872
4.70%, 04/15/48	500	465,948
Nexen Energy ULC:
7.88%, 03/15/32	900	1,196,377
6.40%, 05/15/37	400	483,902
Noble Energy, Inc.:
4.15%, 12/15/21	150	151,829
3.85%, 01/15/28	500	472,283
5.25%, 11/15/43	500	493,164
4.95%, 08/15/47	500	478,824
Occidental Petroleum Corp.:
3.50%, 06/15/25	250	248,066
3.40%, 04/15/26	390	381,298
3.00%, 02/15/27	2,250	2,137,652
4.40%, 04/15/46	250	254,303
4.20%, 03/15/48	1,250	1,229,533
Series 1, 4.10%, 02/01/21	50	50,877
ONEOK Partners LP:
3.38%, 10/01/22	500	492,408
4.90%, 03/15/25	250	259,489

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.13%, 02/01/41	$300	$330,116
ONEOK, Inc., 4.95%, 07/13/47	1,000	993,619
Petroleos Mexicanos:
6.63%, 06/15/35	250	248,375
5.50%, 01/21/21	500	515,955
6.38%, 02/04/21	2,000	2,097,020
4.88%, 01/24/22	400	404,600
3.50%, 01/30/23	400	379,200
4.63%, 09/21/23	1,500	1,486,500
4.88%, 01/18/24	250	249,000
4.50%, 01/23/26	2,000	1,870,000
6.88%, 08/04/26	500	527,450
6.50%, 03/13/27	1,750	1,787,625
5.35%, 02/12/28(c)	250	235,625
6.50%, 06/02/41	550	515,625
5.50%, 06/27/44	862	729,597
6.38%, 01/23/45	750	694,500
5.63%, 01/23/46	550	466,895
6.75%, 09/21/47	1,473	1,405,522
6.35%, 02/12/48(c)	2,000	1,832,000
Phillips 66:
4.30%, 04/01/22	1,000	1,028,271
4.65%, 11/15/34	1,355	1,374,206
5.88%, 05/01/42	100	115,066
4.88%, 11/15/44	250	259,149
Phillips 66 Partners LP, 4.90%, 10/01/46	500	490,804
Pioneer Natural Resources Co., 3.95%, 07/15/22	150	151,230
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 06/01/22	500	493,884
2.85%, 01/31/23	250	237,543
3.60%, 11/01/24	750	721,843
4.50%, 12/15/26	500	499,491
5.15%, 06/01/42	50	47,129
4.70%, 06/15/44	750	675,499
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21	500	520,076
5.63%, 03/01/25	1,000	1,066,546
5.00%, 03/15/27	1,000	1,027,190
4.20%, 03/15/28	750	727,555
Shell International Finance BV:
4.38%, 03/25/20	100	101,973
2.13%, 05/11/20	750	740,092
2.25%, 11/10/20	1,120	1,103,054
1.88%, 05/10/21	250	241,954
1.75%, 09/12/21	1,000	961,550
3.40%, 08/12/23	2,000	1,997,546
3.25%, 05/11/25	1,250	1,222,742
2.88%, 05/10/26	500	474,864
2.50%, 09/12/26	1,000	922,609
4.13%, 05/11/35	500	506,389

27

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.38%, 12/15/38	$300	$387,565
5.50%, 03/25/40	300	353,152
4.55%, 08/12/43	200	210,137
4.38%, 05/11/45	500	519,232
4.00%, 05/10/46	750	733,901
3.75%, 09/12/46	900	844,229
Spectra Energy Partners LP:
4.75%, 03/15/24	250	258,351
3.50%, 03/15/25	250	240,873
3.38%, 10/15/26	1,000	941,604
Suncor Energy, Inc.:
3.60%, 12/01/24	1,165	1,152,646
6.50%, 06/15/38	500	617,757
6.85%, 06/01/39	250	318,819
4.00%, 11/15/47	1,000	938,365
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24	400	398,683
4.00%, 10/01/27	2,500	2,373,567
4.95%, 01/15/43	250	228,316
5.30%, 04/01/44	100	95,856
5.35%, 05/15/45	250	243,759
5.40%, 10/01/47	500	494,584
TC PipeLines LP:
4.38%, 03/13/25	250	248,282
3.90%, 05/25/27	105	99,677
Total Capital Canada Ltd., 2.75%, 07/15/23	150	145,139
Total Capital International SA:
2.75%, 06/19/21	250	247,397
2.70%, 01/25/23	500	485,669
3.75%, 04/10/24	1,000	1,011,135
Total Capital SA, 4.25%, 12/15/21	250	257,032
TransCanada PipeLines Ltd.:
2.50%, 08/01/22	1,000	959,658
3.75%, 10/16/23	500	499,833
4.88%, 01/15/26	1,600	1,673,627
4.63%, 03/01/34	250	250,907
6.20%, 10/15/37	200	233,527
7.25%, 08/15/38	250	313,590
7.63%, 01/15/39	250	332,872
5.00%, 10/16/43	150	155,126
4.88%, 05/15/48	750	766,580
TransCanada PipeLines, Ltd.:
4.25%, 05/15/28	750	753,101
4.75%, 05/15/38	250	254,535
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26	250	304,523
4.00%, 03/15/28	750	732,854

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.45%, 08/01/42	$250	$238,922
Valero Energy Corp.:
6.13%, 02/01/20	150	155,638
3.65%, 03/15/25	500	488,971
3.40%, 09/15/26	750	712,951
6.63%, 06/15/37	300	362,700
4.90%, 03/15/45	500	509,568
Western Gas Partners LP:
4.00%, 07/01/22	250	248,909
3.95%, 06/01/25	750	715,184
4.65%, 07/01/26	250	245,047
4.50%, 03/01/28	1,000	959,243
Williams Cos., Inc.:
5.25%, 03/15/20	500	513,137
4.00%, 11/15/21	250	252,296
3.60%, 03/15/22	750	745,120
4.30%, 03/04/24	250	252,218
3.90%, 01/15/25	250	244,582
4.00%, 09/15/25	250	245,984
3.75%, 06/15/27	1,500	1,427,871
6.30%, 04/15/40	250	282,625
4.90%, 01/15/45	500	486,431
5.10%, 09/15/45	400	402,076
4.85%, 03/01/48	500	483,343

		174,772,518
Paper & Forest Products — 0.1%
Fibria Overseas Finance, Ltd., 5.50%, 01/17/27	1,000	991,200
Georgia-Pacific LLC, 8.88%, 05/15/31	525	763,261
International Paper Co.:
4.75%, 02/15/22	1,000	1,035,898
3.65%, 06/15/24	500	494,175
5.00%, 09/15/35	250	254,221
7.30%, 11/15/39	250	317,586
4.80%, 06/15/44	250	242,862
4.40%, 08/15/47	500	460,935
4.35%, 08/15/48	750	684,184
WestRock MWV LLC, 8.20%, 01/15/30	100	129,861

		5,374,183
Personal Products — 0.2%
Colgate-Palmolive Co.:
3.25%, 03/15/24	250	248,048
3.70%, 08/01/47	750	708,240
Estee Lauder Cos., Inc., 3.15%, 03/15/27	1,000	951,374
Procter & Gamble Co.:
1.90%, 10/23/20	2,500	2,446,346
2.30%, 02/06/22	250	243,185

28

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Personal Products (continued)
3.10%, 08/15/23	$500	$496,921
2.85%, 08/11/27	500	471,842
3.50%, 10/25/47	1,000	928,906
Unilever Capital Corp.:
4.25%, 02/10/21	200	205,033
3.13%, 03/22/23	2,000	1,974,063
3.10%, 07/30/25	250	241,764
2.00%, 07/28/26	750	662,985

		9,578,707
Pharmaceuticals — 1.5%
Abbott Laboratories:
2.00%, 03/15/20	500	493,795
2.55%, 03/15/22	1,000	970,830
3.25%, 04/15/23	150	148,810
3.88%, 09/15/25	45	45,291
3.75%, 11/30/26	2,500	2,492,985
4.75%, 11/30/36	500	532,121
5.30%, 05/27/40	500	554,882
4.75%, 04/15/43	250	262,048
4.90%, 11/30/46	1,000	1,086,041
AbbVie, Inc.:
2.50%, 05/14/20	500	494,396
2.30%, 05/14/21	750	729,974
2.90%, 11/06/22	1,250	1,214,383
2.85%, 05/14/23	1,500	1,444,277
3.60%, 05/14/25	1,500	1,451,804
3.20%, 05/14/26	1,435	1,336,176
4.50%, 05/14/35	450	432,226
4.30%, 05/14/36	200	187,616
4.40%, 11/06/42	400	370,359
4.70%, 05/14/45	500	480,392
4.45%, 05/14/46	1,250	1,149,076
4.88%, 11/14/48	1,000	983,891
Allergan Finance LLC, 3.25%, 10/01/22	1,150	1,129,101
Allergan Funding SCS:
3.00%, 03/12/20	1,000	998,760
3.45%, 03/15/22	1,155	1,147,259
3.80%, 03/15/25	1,500	1,468,865
4.55%, 03/15/35	630	612,807
4.85%, 06/15/44	250	247,118
4.75%, 03/15/45	668	649,459
AmerisourceBergen Corp.:
3.45%, 12/15/27	750	699,838
4.25%, 03/01/45	250	222,315
AstraZeneca PLC:
2.38%, 11/16/20	500	492,353
2.38%, 06/12/22	500	480,577
3.38%, 11/16/25	1,700	1,644,314
3.13%, 06/12/27	500	466,289
6.45%, 09/15/37	100	125,539
4.38%, 11/16/45	650	640,005

Security	Par (000)	Value
Pharmaceuticals (continued)
4.38%, 08/17/48	$650	$631,583
Bristol-Myers Squibb Co.:
2.00%, 08/01/22	250	238,902
4.50%, 03/01/44	250	260,963
Cardinal Health, Inc.:
3.50%, 11/15/24	250	240,199
3.41%, 06/15/27	2,000	1,845,850
4.60%, 03/15/43	50	45,364
4.90%, 09/15/45	250	236,591
CVS Health Corp.:
3.35%, 03/09/21	1,500	1,496,917
4.13%, 05/15/21	250	254,004
2.13%, 06/01/21	250	241,306
3.50%, 07/20/22	500	496,188
3.70%, 03/09/23	2,000	1,989,533
4.00%, 12/05/23	500	501,029
4.10%, 03/25/25	1,500	1,495,984
3.88%, 07/20/25	443	436,550
2.88%, 06/01/26	750	687,792
4.30%, 03/25/28	2,500	2,480,397
4.88%, 07/20/35	1,000	1,004,861
4.78%, 03/25/38	2,000	1,990,418
5.13%, 07/20/45	1,250	1,285,044
5.05%, 03/25/48	2,750	2,812,820
Eli Lilly & Co.:
2.75%, 06/01/25	45	43,048
3.10%, 05/15/27	750	722,401
3.70%, 03/01/45	250	235,950
Express Scripts Holding Co.:
4.75%, 11/15/21	300	309,639
3.05%, 11/30/22	3,000	2,907,706
3.00%, 07/15/23	1,000	962,922
3.50%, 06/15/24	250	243,254
4.50%, 02/25/26	250	252,239
3.40%, 03/01/27	750	696,996
4.80%, 07/15/46	250	243,997
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	1,650	1,622,247
GlaxoSmithKline Capital, Inc.:
2.80%, 03/18/23	1,500	1,462,537
3.38%, 05/15/23	1,000	995,870
3.63%, 05/15/25	500	499,266
3.88%, 05/15/28	1,000	1,010,302
5.38%, 04/15/34	250	287,381
6.38%, 05/15/38	300	385,580
Johnson & Johnson:
1.95%, 11/10/20	1,000	979,789
1.65%, 03/01/21	500	484,251
2.45%, 12/05/21	450	442,312
2.25%, 03/03/22	250	244,088
2.05%, 03/01/23	750	718,233
2.45%, 03/01/26	370	345,943

29

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
4.38%, 12/05/33	$250	$266,061
3.55%, 03/01/36	750	716,492
3.63%, 03/03/37	500	481,084
4.50%, 09/01/40	100	106,659
4.50%, 12/05/43	750	804,286
3.70%, 03/01/46	500	475,764
3.50%, 01/15/48	750	687,180
Mead Johnson Nutrition Co., 4.60%, 06/01/44	250	252,958
Merck & Co., Inc.:
3.88%, 01/15/21	250	254,314
2.35%, 02/10/22	500	486,772
2.75%, 02/10/25	3,570	3,426,950
4.15%, 05/18/43	250	255,707
3.70%, 02/10/45	900	857,039
Mylan NV:
3.95%, 06/15/26	1,000	945,929
5.25%, 06/15/46	500	467,676
Mylan, Inc.:
4.20%, 11/29/23	250	247,282
5.20%, 04/15/48(c)	250	231,029
Novartis Capital Corp.:
1.80%, 02/14/20	250	246,408
4.40%, 04/24/20	100	102,181
3.40%, 05/06/24	650	650,887
3.00%, 11/20/25	1,100	1,058,005
3.10%, 05/17/27	1,000	959,520
4.40%, 05/06/44	750	800,067
Perrigo Finance PLC:
3.90%, 12/15/24	250	241,584
4.38%, 03/15/26	250	244,939
Pfizer, Inc.:
1.95%, 06/03/21	500	485,729
2.20%, 12/15/21	3,000	2,917,785
5.80%, 08/12/23	500	552,413
2.75%, 06/03/26	115	108,416
3.00%, 12/15/26	1,750	1,680,088
4.00%, 12/15/36	500	494,815
7.20%, 03/15/39	250	344,528
4.30%, 06/15/43	500	505,978
4.40%, 05/15/44	500	514,057
4.13%, 12/15/46	500	494,964
4.20%, 09/15/48	500	501,871
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23	500	476,168
3.20%, 09/23/26	900	829,454
Wyeth LLC:
6.50%, 02/01/34	500	626,463
5.95%, 04/01/37	250	303,049

Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc.:
3.25%, 02/01/23	$1,000	$982,735
4.70%, 02/01/43	400	409,347
4.45%, 08/20/48	250	247,635

		92,396,486
Real Estate — 0.0%
CBRE Services, Inc.:
5.25%, 03/15/25	250	259,799
4.88%, 03/01/26	250	254,936
Highwoods Realty LP, 4.13%, 03/15/28	250	243,241
Prologis LP:
3.75%, 11/01/25	45	45,003
4.38%, 09/15/48	100	101,065
Vornado Realty LP, 3.50%, 01/15/25	250	239,318

		1,143,362
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC:
4.70%, 10/01/19	750	763,442
3.75%, 04/01/24	50	50,564
3.65%, 09/01/25	750	753,448
7.00%, 12/15/25	250	299,994
3.25%, 06/15/27	4,000	3,905,127
5.40%, 06/01/41	50	57,256
4.40%, 03/15/42	150	153,221
4.38%, 09/01/42	250	255,760
4.45%, 03/15/43	200	206,936
5.15%, 09/01/43	250	280,320
4.90%, 04/01/44	500	541,419
4.55%, 09/01/44	250	260,145
4.15%, 04/01/45	500	493,140
4.13%, 06/15/47	250	247,805
4.15%, 12/15/48	500	494,430
Canadian National Railway Co.:
2.85%, 12/15/21	1,000	986,189
2.95%, 11/21/24	305	293,911
2.75%, 03/01/26	560	526,831
3.50%, 11/15/42	100	89,225
3.65%, 02/03/48	1,000	926,030
Canadian Pacific Railway Co.:
4.45%, 03/15/23	500	514,319
2.90%, 02/01/25	1,000	950,704
7.13%, 10/15/31	250	313,891
4.80%, 09/15/35	250	262,784
5.75%, 01/15/42	25	28,925
4.80%, 08/01/45	110	116,971
CSX Corp.:
3.70%, 10/30/20	100	100,990
3.35%, 11/01/25	250	242,348
4.75%, 05/30/42	100	103,109
4.30%, 03/01/48	750	734,204

30

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Road & Rail (continued)
3.95%, 05/01/50	$450	$406,444
4.50%, 08/01/54	250	240,071
4.25%, 11/01/66	750	672,792
Kansas City Southern:
3.13%, 06/01/26	250	229,926
4.70%, 05/01/48	500	497,443
Norfolk Southern Corp.:
3.00%, 04/01/22	1,750	1,721,963
3.85%, 01/15/24	1,000	1,010,312
3.15%, 06/01/27	880	833,725
3.95%, 10/01/42	100	93,368
4.80%, 08/15/43	131	133,057
4.45%, 06/15/45	250	250,724
3.94%, 11/01/47	225	208,959
4.15%, 02/28/48	250	241,559
Ryder System, Inc., 3.40%, 03/01/23	500	493,465
Union Pacific Corp.:
4.16%, 07/15/22	100	102,481
3.65%, 02/15/24	1,000	997,107
3.25%, 08/15/25	250	242,519
2.75%, 03/01/26	1,000	933,055
3.95%, 09/10/28	1,000	1,004,393
3.60%, 09/15/37	1,250	1,144,789
4.30%, 06/15/42	50	49,098
4.75%, 12/15/43	250	258,480
4.05%, 11/15/45	250	237,343
4.05%, 03/01/46	140	131,675
4.50%, 09/10/48	500	509,947
3.80%, 10/01/51	250	222,135
4.80%, 09/10/58	200	206,743

		28,027,011
Semiconductors & Semiconductor Equipment — 0.4%
Altera Corp., 4.10%, 11/15/23	250	258,258
Analog Devices, Inc., 3.50%, 12/05/26	750	718,320
Applied Materials, Inc.:
4.30%, 06/15/21	500	514,109
3.90%, 10/01/25	160	160,675
3.30%, 04/01/27	1,000	963,032
5.85%, 06/15/41	300	354,766
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 01/15/22	1,500	1,461,390
2.65%, 01/15/23	500	472,384
3.63%, 01/15/24	250	242,897
3.88%, 01/15/27	1,500	1,412,163
3.50%, 01/15/28	500	454,325
Intel Corp.:
1.85%, 05/11/20	2,000	1,967,987
2.45%, 07/29/20	2,000	1,984,667
1.70%, 05/19/21	1,000	965,996
3.70%, 07/29/25	1,000	1,006,702

Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
4.10%, 05/19/46	$500	$494,324
4.10%, 05/11/47	250	247,932
3.73%, 12/08/47	1,399	1,303,706
KLA-Tencor Corp., 4.65%, 11/01/24	305	312,535
Lam Research Corp., 3.80%, 03/15/25	230	228,340
Maxim Integrated Products, Inc., 3.38%, 03/15/23	100	98,128
NVIDIA Corp., 2.20%, 09/16/21	300	291,335
QUALCOMM, Inc.:
2.25%, 05/20/20	1,500	1,480,369
3.00%, 05/20/22	500	491,932
2.60%, 01/30/23	140	134,582
3.45%, 05/20/25	250	242,530
3.25%, 05/20/27	500	470,563
4.65%, 05/20/35	250	253,873
4.80%, 05/20/45	750	759,649
4.30%, 05/20/47	500	469,870
Seagate HDD Cayman:
4.75%, 06/01/23	500	497,632
4.88%, 06/01/27	500	467,806
Texas Instruments, Inc.:
1.75%, 05/01/20	250	245,528
4.15%, 05/15/48	1,000	1,004,098
Xilinx, Inc., 3.00%, 03/15/21	75	74,281

		22,506,684
Software — 0.6%
Activision Blizzard, Inc., 3.40%, 06/15/27	1,000	946,338
CA, Inc., 4.50%, 08/15/23	170	170,860
Microsoft Corp.:
1.85%, 02/06/20	1,000	987,870
1.85%, 02/12/20	500	493,622
3.00%, 10/01/20	50	50,279
2.00%, 11/03/20	500	491,149
1.55%, 08/08/21	1,000	959,826
2.40%, 02/06/22	1,000	976,843
2.38%, 02/12/22	1,000	976,363
2.65%, 11/03/22	500	489,799
2.00%, 08/08/23	1,000	945,168
2.88%, 02/06/24	865	845,628
3.13%, 11/03/25	500	489,430
2.40%, 08/08/26	1,485	1,369,250
3.30%, 02/06/27	2,500	2,452,066
3.50%, 02/12/35	165	159,161
4.20%, 11/03/35	250	260,791
3.45%, 08/08/36	750	715,078
4.10%, 02/06/37	1,250	1,291,183
4.50%, 10/01/40	500	538,377
5.30%, 02/08/41	100	118,094
3.75%, 05/01/43	150	145,246
3.75%, 02/12/45	500	484,584
4.45%, 11/03/45	500	535,434

31

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
3.70%, 08/08/46	$1,500	$1,434,717
4.25%, 02/06/47	1,000	1,050,015
4.00%, 02/12/55	500	495,515
4.75%, 11/03/55	250	282,621
3.95%, 08/08/56	250	244,578
4.50%, 02/06/57	1,500	1,618,824
Oracle Corp.:
2.25%, 10/08/19	750	746,252
3.88%, 07/15/20	100	101,624
2.80%, 07/08/21	1,000	992,149
1.90%, 09/15/21	2,000	1,931,050
2.50%, 10/15/22	3,250	3,153,386
2.40%, 09/15/23	1,000	954,124
2.95%, 11/15/24	500	482,903
2.95%, 05/15/25	500	479,764
2.65%, 07/15/26	745	691,455
3.25%, 11/15/27	750	721,659
3.25%, 05/15/30	250	235,832
4.30%, 07/08/34	250	255,296
3.90%, 05/15/35	500	483,887
3.85%, 07/15/36	750	724,491
3.80%, 11/15/37	750	714,503
6.13%, 07/08/39	500	615,792
5.38%, 07/15/40	400	455,316
4.50%, 07/08/44	500	512,780
4.13%, 05/15/45	250	242,350
4.00%, 07/15/46	750	714,754
4.00%, 11/15/47	1,500	1,424,362
4.38%, 05/15/55	250	248,971
salesforce.com, Inc., 3.25%, 04/11/23	500	496,382

		39,397,791
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	254,121
AutoZone, Inc.:
3.70%, 04/15/22	50	50,200
3.13%, 07/15/23	250	243,547
3.25%, 04/15/25	165	155,676
Bed Bath & Beyond, Inc., 5.17%, 08/01/44	250	177,575
Costco Wholesale Corp.:
2.25%, 02/15/22	85	82,430
3.00%, 05/18/27	1,500	1,426,812
Dollar Tree, Inc., 4.20%, 05/15/28	1,000	971,278
Home Depot, Inc.:
2.00%, 04/01/21	500	487,426
4.40%, 04/01/21	150	154,326
2.63%, 06/01/22	750	734,814
3.35%, 09/15/25	500	494,210
3.00%, 04/01/26	1,500	1,440,171

Security	Par (000)	Value
Specialty Retail (continued)
2.13%, 09/15/26	$500	$448,095
2.80%, 09/14/27	500	466,439
5.88%, 12/16/36	100	121,714
5.40%, 09/15/40	500	580,162
4.20%, 04/01/43	250	251,848
4.40%, 03/15/45	250	259,812
4.25%, 04/01/46	1,000	1,021,333
3.90%, 06/15/47	500	481,559
3.50%, 09/15/56	140	120,987
Lowe’s Cos., Inc.:
4.63%, 04/15/20	100	101,681
3.80%, 11/15/21	250	254,468
3.12%, 04/15/22	1,600	1,590,390
3.38%, 09/15/25	500	492,119
2.50%, 04/15/26	955	877,999
4.25%, 09/15/44	250	246,901
3.70%, 04/15/46	250	227,011
4.05%, 05/03/47	1,000	960,983
Macy’s Retail Holdings, Inc.:
3.88%, 01/15/22	300	299,147
4.38%, 09/01/23	200	200,133
3.63%, 06/01/24	250	240,033
4.50%, 12/15/34	500	410,925
QVC, Inc.:
5.45%, 08/15/34	200	178,790
5.95%, 03/15/43	350	317,320

		16,822,435
Technology Hardware, Storage & Peripherals — 0.6%
Adobe Systems, Inc., 3.25%, 02/01/25	70	68,394
Apple, Inc.:
1.55%, 02/07/20	250	245,819
1.90%, 02/07/20	1,000	988,211
2.00%, 05/06/20	500	493,011
2.00%, 11/13/20	3,000	2,946,608
2.25%, 02/23/21	500	491,090
1.55%, 08/04/21	1,000	959,255
2.50%, 02/09/22	1,000	978,040
2.10%, 09/12/22	500	478,938
2.40%, 01/13/23	1,000	965,214
2.85%, 02/23/23	250	246,105
2.40%, 05/03/23	2,000	1,922,835
3.45%, 05/06/24	1,000	1,000,482
2.50%, 02/09/25	140	132,316
3.20%, 05/13/25	750	735,649
3.25%, 02/23/26	660	645,118
2.45%, 08/04/26	1,410	1,300,286
3.35%, 02/09/27	2,000	1,956,443
3.20%, 05/11/27	1,000	966,824
2.90%, 09/12/27	1,000	942,436
3.00%, 11/13/27	1,000	949,215

32

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
4.50%, 02/23/36	$250	$268,774
3.85%, 05/04/43	250	240,634
4.45%, 05/06/44	250	261,476
3.45%, 02/09/45	350	314,021
4.38%, 05/13/45	500	519,873
4.65%, 02/23/46	980	1,058,731
3.85%, 08/04/46	750	719,223
4.25%, 02/09/47	250	255,115
3.75%, 11/13/47	1,250	1,172,978
Dell International LLC/EMC Corp.(c):
4.42%, 06/15/21	500	507,538
5.45%, 06/15/23	1,000	1,051,635
6.02%, 06/15/26	1,590	1,699,443
8.10%, 07/15/36	500	600,044
8.35%, 07/15/46	850	1,058,042
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20	1,000	1,004,070
4.40%, 10/15/22	1,500	1,540,714
4.90%, 10/15/25	750	770,957
6.20%, 10/15/35	500	514,028
6.35%, 10/15/45	250	256,908
HP, Inc.:
4.05%, 09/15/22	1,000	1,013,246
6.00%, 09/15/41	650	660,958
NetApp, Inc., 3.38%, 06/15/21	105	104,618

		35,005,315
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45	500	482,167
VF Corp., 3.50%, 09/01/21	100	100,182

		582,349
Tobacco — 0.3%
Altria Group, Inc.:
2.63%, 01/14/20	250	248,570
4.75%, 05/05/21	1,000	1,033,758
2.85%, 08/09/22	1,500	1,466,910
4.00%, 01/31/24	250	253,638
4.50%, 05/02/43	400	386,372
5.38%, 01/31/44	320	344,140
3.88%, 09/16/46	1,250	1,093,356
BAT Capital Corp.(c):
2.30%, 08/14/20	1,000	979,967
2.76%, 08/15/22	1,000	963,540
3.22%, 08/15/24	750	714,853
3.56%, 08/15/27	1,000	931,248
4.39%, 08/15/37	1,250	1,162,915
4.54%, 08/15/47	700	644,827
Philip Morris International, Inc.:
4.13%, 05/17/21	50	51,122
2.63%, 03/06/23	250	239,726
2.13%, 05/10/23	1,000	939,191

Security	Par (000)	Value
Tobacco (continued)
3.25%, 11/10/24	$1,000	$979,199
3.38%, 08/11/25	750	730,517
2.75%, 02/25/26	415	385,621
3.13%, 08/17/27	1,000	946,067
4.50%, 03/20/42	50	48,717
3.88%, 08/21/42	350	314,174
4.13%, 03/04/43	450	416,820
4.88%, 11/15/43	250	255,023
4.25%, 11/10/44	365	343,885
Reynolds American, Inc.:
6.88%, 05/01/20	250	263,510
3.25%, 06/12/20	1,135	1,132,682
5.70%, 08/15/35	325	347,117
6.15%, 09/15/43	150	167,179
5.85%, 08/15/45	750	815,607

		18,600,251
Trading Companies & Distributors — 0.0%
GATX Corp., 3.25%, 09/15/26	750	690,281

Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 03/01/25	250	245,517
2.95%, 09/01/27	500	467,846
3.75%, 09/01/28	500	495,186
4.30%, 09/01/45	250	245,159
3.75%, 09/01/47	500	454,261

		1,907,969
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
5.00%, 03/30/20	1,200	1,229,040
3.13%, 07/16/22	1,500	1,468,786
6.13%, 03/30/40	250	295,583
4.38%, 07/16/42	850	829,522
Rogers Communications, Inc.:
3.00%, 03/15/23	650	630,644
3.63%, 12/15/25	565	551,972
2.90%, 11/15/26	1,000	918,875
5.00%, 03/15/44	250	261,655
4.30%, 02/15/48	750	722,314
Vodafone Group PLC:
3.75%, 01/16/24	1,000	988,668
4.13%, 05/30/25	1,000	992,264
4.38%, 05/30/28	1,000	985,227
7.88%, 02/15/30	100	124,308
5.00%, 05/30/38	500	493,021
4.38%, 02/19/43	950	854,322

33

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wireless Telecommunication Services (continued)
5.25%, 05/30/48	$1,000	$1,003,993

		12,350,194

Total Corporate Bonds — 25.7% (Cost — $1,663,107,441)		1,612,715,619

Foreign Agency Obligations — 3.0%
African Development Bank:
Series GDIC, 1.88%, 03/16/20	1,000	985,740
Series GDIF, 2.63%, 03/22/21	500	495,481
Series GDIF, 1.25%, 07/26/21	500	476,239
Asian Development Bank:
1.63%, 05/05/20	3,000	2,941,553
2.25%, 01/20/21	5,000	4,920,956
1.63%, 03/16/21	750	726,219
2.00%, 02/16/22	2,000	1,932,538
1.88%, 02/18/22	1,000	962,360
1.75%, 09/13/22	500	475,521
2.75%, 03/17/23	750	739,272
2.00%, 04/24/26	1,000	920,341
2.75%, 01/19/28	750	723,311
Series 5Y, 1.88%, 08/10/22	500	478,649
Chile Government International Bond:
3.25%, 09/14/21	500	500,360
3.63%, 10/30/42	350	325,318
3.86%, 06/21/47	1,000	950,000
Colombia Government International Bond:
4.38%, 07/12/21	750	763,500
2.63%, 03/15/23	250	237,750
4.00%, 02/26/24	750	750,000
4.50%, 01/28/26	2,250	2,292,750
3.88%, 04/25/27	1,000	970,000
7.38%, 09/18/37	100	126,000
6.13%, 01/18/41	1,000	1,132,500
5.63%, 02/26/44	950	1,021,250
5.00%, 06/15/45	1,000	999,000
Council of Europe Development Bank:
1.88%, 01/27/20	1,000	987,011
1.63%, 03/10/20	250	245,524
European Bank for Reconstruction & Development:
1.75%, 11/26/19	500	494,028
1.50%, 03/16/20	500	490,149
1.63%, 05/05/20	2,000	1,960,864
2.75%, 04/26/21	1,000	993,898
2.75%, 03/07/23	1,000	985,249
European Investment Bank:
1.25%, 12/16/19	5,000	4,908,319
1.38%, 06/15/20	1,000	974,813

Security	Par (000)	Value
Foreign Agency Obligations (continued)
1.63%, 08/14/20	$3,000	$2,929,830
1.63%, 12/15/20	1,000	972,236
2.00%, 03/15/21	1,500	1,465,823
2.38%, 05/13/21	4,000	3,939,507
1.63%, 06/15/21	2,000	1,929,529
1.38%, 09/15/21	2,000	1,907,912
2.00%, 12/15/22	1,000	957,503
2.50%, 03/15/23	2,000	1,949,188
2.88%, 08/15/23	1,500	1,483,781
3.25%, 01/29/24	1,000	1,005,683
2.13%, 04/13/26	1,000	928,915
2.38%, 05/24/27	1,000	937,986
Export Development Canada:
1.75%, 07/21/20	500	489,677
2.50%, 01/24/23	2,000	1,952,330
Export-Import Bank of Korea:
1.88%, 10/21/21	2,000	1,897,368
2.75%, 01/25/22	1,000	971,453
3.25%, 11/10/25	500	477,185
3.25%, 08/12/26	500	473,692
FMS Wertmanagement:
1.38%, 06/08/21	1,000	958,269
2.00%, 08/01/22	1,000	961,502
2.75%, 03/06/23	500	493,187
Hungary Government International Bond:
5.38%, 02/21/23	500	529,753
5.75%, 11/22/23	500	541,500
5.38%, 03/25/24	500	535,420
7.63%, 03/29/41	250	348,750
Indonesia Government International Bond, 4.10%, 04/24/28	2,000	1,941,966
Inter-American Development Bank:
1.25%, 10/15/19	500	492,452
1.75%, 10/15/19	1,500	1,484,689
1.63%, 05/12/20	8,000	7,843,464
1.88%, 03/15/21	500	487,170
1.25%, 09/14/21	1,000	950,708
2.13%, 01/18/22	1,000	971,512
1.75%, 04/14/22	750	717,467
1.75%, 09/14/22	2,000	1,903,676
2.00%, 06/02/26	500	460,885
2.38%, 07/07/27	1,000	938,085
3.20%, 08/07/42	750	723,970
International Bank for Reconstruction & Development:
1.88%, 10/07/19	250	247,931
1.13%, 11/27/19	1,500	1,471,384
1.38%, 03/30/20	3,750	3,669,997
1.13%, 08/10/20	1,000	968,061
2.13%, 11/01/20	500	492,176
1.38%, 05/24/21	500	480,067

34

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Agency Obligations (continued)
1.38%, 09/20/21	$1,000	$954,134
7.63%, 01/19/23	1,000	1,180,032
1.75%, 04/19/23	1,000	945,359
4.75%, 02/15/35	500	593,653
Series GDIF, 1.63%, 09/04/20	2,000	1,952,916
Series GDIF, 1.95%, 11/09/20	4,000	3,917,460
Series GDIF, 1.63%, 03/09/21	1,500	1,453,158
Series GDIF, 2.25%, 06/24/21	1,000	981,129
Series GDIF, 2.75%, 07/23/21	2,000	1,987,652
Series GDIF, 2.50%, 07/29/25	1,000	961,131
Series GDIF, 1.88%, 10/27/26	750	682,913
International Finance Corp.:
1.63%, 07/16/20	500	488,835
2.25%, 01/25/21	750	738,113
1.13%, 07/20/21	500	475,115
2.88%, 07/31/23	750	743,176
Israel Government International Bond:
4.00%, 06/30/22	900	918,032
4.50%, 01/30/43	200	202,944
Italian Government International Bond:
6.88%, 09/27/23	100	108,613
5.38%, 06/15/33	250	260,519
Japan Bank for International Cooperation:
2.13%, 02/07/19	200	199,666
1.88%, 04/20/21	2,000	1,934,340
1.50%, 07/21/21	500	476,915
2.00%, 11/04/21	2,000	1,925,500
2.38%, 07/21/22	1,000	967,536
2.38%, 11/16/22	2,000	1,929,264
3.25%, 07/20/23	600	597,838
3.38%, 07/31/23	500	500,886
2.38%, 04/20/26	750	698,157
2.25%, 11/04/26	500	457,885
2.75%, 11/16/27	500	472,008
Korea Development Bank, 2.75%, 03/19/23	1,000	957,405
Korea International Bond, 4.13%, 06/10/44	250	256,500
Landwirtschaftliche Rentenbank:
2.25%, 10/01/21	500	488,893
1.75%, 07/27/26	1,000	899,732
Mexico Government International Bond:
8.13%, 12/30/19	100	106,939
3.63%, 03/15/22	2,750	2,755,005
4.00%, 10/02/23	250	251,643
3.60%, 01/30/25	500	485,500
4.13%, 01/21/26	3,000	2,973,150
4.15%, 03/28/27	1,000	984,000
6.75%, 09/27/34	150	179,250
6.05%, 01/11/40	300	333,153

Security	Par (000)	Value
Foreign Agency Obligations (continued)
4.75%, 03/08/44	$1,700	$1,624,350
5.55%, 01/21/45	1,525	1,620,312
4.60%, 01/23/46	1,000	932,500
4.35%, 01/15/47	750	679,883
4.60%, 02/10/48	2,000	1,880,000
Nordic Investment Bank:
2.50%, 04/28/20	2,000	1,988,511
1.50%, 09/29/20	1,500	1,458,120
Panama Government International Bond:
5.20%, 01/30/20	350	359,104
3.75%, 03/16/25	1,500	1,493,265
3.88%, 03/17/28	1,500	1,485,765
6.70%, 01/26/36	350	437,154
4.50%, 05/15/47	750	751,132
4.50%, 04/16/50	750	743,632
Peruvian Government International Bond:
7.35%, 07/21/25	400	490,404
4.13%, 08/25/27	1,000	1,031,010
8.75%, 11/21/33	441	651,578
6.55%, 03/14/37	250	315,625
5.63%, 11/18/50	1,050	1,246,350
Philippine Government International Bond:
4.00%, 01/15/21	4,500	4,575,532
4.20%, 01/21/24	2,500	2,568,180
7.75%, 01/14/31	500	674,958
6.38%, 10/23/34	250	311,729
3.95%, 01/20/40	250	241,362
3.70%, 03/01/41	1,100	1,023,124
3.70%, 02/02/42	500	464,854
Poland Government International Bond:
5.00%, 03/23/22	2,050	2,155,308
3.00%, 03/17/23	200	196,320
4.00%, 01/22/24	250	254,894
3.25%, 04/06/26	250	242,515
Province of Alberta Canada, 2.20%, 07/26/22	1,000	962,359
Province of British Columbia Canada, 2.00%, 10/23/22	750	716,530
Province of Manitoba Canada, 2.05%, 11/30/20	500	488,698
Province of Ontario Canada:
4.40%, 04/14/20	1,200	1,225,303
1.88%, 05/21/20	500	490,840
2.40%, 02/08/22	1,000	972,770
2.25%, 05/18/22	2,000	1,931,027
2.20%, 10/03/22	2,000	1,918,746
Province of Quebec Canada:
3.50%, 07/29/20	500	504,385

35

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Agency Obligations (continued)
2.75%, 08/25/21	$500	$494,354
2.38%, 01/31/22	1,000	973,817
2.63%, 02/13/23	250	243,543
2.88%, 10/16/24	500	489,021
2.50%, 04/20/26	750	706,718
Svensk Exportkredit AB:
2.88%, 05/22/21	2,000	1,990,570
2.38%, 03/09/22	1,500	1,462,954
Uruguay Government International Bond:
8.00%, 11/18/22	150	169,652
4.50%, 08/14/24	1,250	1,284,375
4.38%, 10/27/27	1,000	1,018,510
5.10%, 06/18/50	1,750	1,785,000
4.98%, 04/20/55	500	500,000

Total Foreign Agency Obligations — 3.0% (Cost — $192,842,067)		188,772,794

Municipal Bonds — 0.6%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B:
7.83%, 02/15/41	150	214,614
8.08%, 02/15/50	500	783,320
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series F-2, 6.26%, 04/01/49	250	341,075
Series S-1, 6.92%, 04/01/40	530	711,769
Series S-1, 7.04%, 04/01/50	100	146,493
Series S-3, 6.91%, 10/01/50	200	289,862
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	435	526,641
Pension Funding, Series A, 6.90%, 12/01/40	100	127,112
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	141,443
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 07/01/39	200	243,852
6.60%, 07/01/50	90	126,161
Series D, 6.57%, 07/01/45	175	240,655

Security	Par (000)	Value
Municipal Bonds (continued)
City of New York New York, Build America Bonds, Series A-2, 5.21%, 10/01/31	$225	$249,642
City of New York New York, GO, 6.27%, 12/01/37	300	378,213
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series GG, Build America Bonds, 5.72%, 06/15/42	300	372,783
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 06/15/42	100	128,042
City of San Antonio Texas Electric & Gas Systems Revenue, RB:
4.43%, 02/01/42	170	181,679
Build America Bonds, 5.72%, 02/01/41	200	247,900
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	500	592,725
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 07/01/45	150	211,704
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 06/01/39	100	119,330
County of Los Angeles Public Works Financing Authority, RB, 7.62%, 08/01/40	100	144,323
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	165	162,885
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 04/01/48	260	335,837
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 05/01/49	315	409,595
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	260	301,153
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	200	230,266
District of Columbia Water & Sewer Authority, RB, Series A, 4.81%, 10/01/14	200	217,630

36

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds (continued)
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 06/01/40	$100	$124,267
Health & Educational Facilities Authority of the State of Missouri, RB, Taxable, Washington University, Series A, 3.65%, 08/15/57	240	221,491
JobsOhio Beverage System, Refunding RB, Series B:
3.99%, 01/01/29	100	100,458
4.53%, 01/01/35	100	105,768
Los Angeles California Community College District, GO, Build America Bonds, 6.75%, 08/01/49	200	289,072
Los Angeles California Unified School District, GO, Build America Bonds:
5.76%, 07/01/29	300	343,923
5.75%, 07/01/34	100	118,284
6.76%, 07/01/34	450	578,426
Massachusetts School Building Authority, RB, Build America Bonds, 5.72%, 08/15/39	585	697,928
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 4.05%, 07/01/26	350	356,363
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	515	667,347
Series E, 6.81%, 11/15/40	400	527,408
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	100	142,490
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	181,083
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series A, 6.64%, 04/01/57	345	406,955
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 02/15/29	450	539,649
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 01/01/41	600	826,854
Series F, 7.41%, 01/01/40	400	572,316
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.56%, 12/15/40	100	120,320
Series C, 5.75%, 12/15/28	350	384,787
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds:
Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	345	406,175
5.77%, 08/01/36	100	116,839

Security	Par (000)	Value
Municipal Bonds (continued)
New York City Water & Sewer System, RB:
5.88%, 06/15/44	$100	$126,856
Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 06/15/42	115	146,175
New York City Water & Sewer System, Refunding RB, Build America Bonds, 2nd General Resolution, Fiscal 2011, Series AA, 5.44%, 06/15/43	200	240,338
New York State Dormitory Authority, RB, Build America Bonds, 5.60%, 03/15/40	300	356,127
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 03/15/39	200	230,234
New York State Urban Development Corp., Refunding RB, 2.10%, 03/15/22	410	401,730
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 01/01/49	300	421,638
Ohio State University, RB:
Build America Bonds, Series C, 4.91%, 06/01/40	200	225,066
Series A, 3.80%, 12/01/46	200	187,856
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	107,732
Oregon School Boards Association, GO, Series B, 5.55%, 06/30/28	375	417,904
Permanent University Fund — University of Texas System, Refunding RB, 3.38%, 07/01/47	540	492,610
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	100	109,145
Consolidated, 160th Series, 5.65%, 11/01/40	245	295,213
Consolidated, 168th Series, 4.93%, 10/01/51	250	278,630
Consolidated, 181th Series, 4.96%, 08/01/46	180	200,977
Port Authority of New York & New Jersey, RB:
159th Series, 6.04%, 12/01/29	200	237,986
182nd Series, 5.31%, 08/01/46	100	107,158
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 174th Series, 4.46%, 10/01/62	800	829,016
Regents of the University of California Medical Center Pooled Revenue, RB, Regents, Build America Bonds, Series H, 6.55%, 05/15/48	50	65,477
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Build America Bonds, Series F, 6.58%, 05/15/49	100	131,095

37

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds (continued)
Regional Transportation District, RB, Series B, 5.84%, 11/01/50	$100	$128,444
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 01/01/41	225	251,957
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 04/01/32	100	115,661
South Carolina Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 01/01/50	100	129,062
State Board of Administration Finance Corp., RB, Series A:
3.00%, 07/01/20	300	299,820
2.64%, 07/01/21	200	198,008
State of California, GO, Build America Bonds, Various Purpose:
7.30%, 10/01/39	600	837,726
5.70%, 11/01/21	200	215,428
2.37%, 04/01/22	500	487,835
7.50%, 04/01/34	145	200,496
7.55%, 04/01/39	1,375	2,006,922
7.35%, 11/01/39	800	1,123,512
7.60%, 11/01/40	600	891,744
State of California, GO, Refunding:
2.80%, 04/01/21	95	94,685
3.38%, 04/01/25	100	99,050
3.50%, 04/01/28	85	83,173
4.50%, 04/01/33	200	207,926
4.60%, 04/01/38	165	171,171
State of California, GO, Go, 6.20%, 10/01/19	170	175,598
State of California Department of Water Res. Power Supply Revenue, Refunding RB, Series P, 2.00%, 05/01/22	250	240,920
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	158,468
Series A, 5.85%, 03/15/32	200	227,642
State of Illinois, GO, 5.10%, 06/01/33	3,300	3,167,175
State of Oregon, GO:
5.76%, 06/01/23	80	85,423
5.89%, 06/01/27	750	860,168
State of Texas, GO, Build America Bonds, Series A, 5.52%, 04/01/39	1,000	1,225,440
State of Washington, GO, Build America Bonds, 5.14%, 08/01/40	200	233,430

Security	Par (000)	Value
Municipal Bonds (continued)
State of Wisconsin, RB, Series A (AGM), 5.70%, 05/01/26	$100	$109,544
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	320	306,934
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 04/01/30	600	674,988
University of California, RB:
Build America Bonds, 5.77%, 05/15/43	190	230,198
Build America Bonds, 5.95%, 05/15/45	500	612,830
General, Series AD, 4.86%, 05/15/12	300	303,738
University of California, Refunding RB:
3.06%, 07/01/25	100	97,050
General, Series AJ, 4.60%, 05/15/31	150	159,048
University of Virginia, RB, Series C, 4.18%, 09/01/17	60	57,709

Total Municipal Bonds — 0.6% (Cost — $39,061,454)		38,082,793

Non-Agency Mortgage-Backed Securities — 1.3%

Commercial Mortgage-Backed Securities — 1.3%
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	2,300	2,270,806
Benchmark Mortgage Trust, Series 2018-B5, Class A4, 4.21%, 07/15/51	3,000	3,092,465
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	771,087
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	500,636
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,515,719
Series 2016-GC37, Class A4, 3.31%, 04/10/49	3,500	3,401,440
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	942,938
Series 2017-P7, Class A4, 3.71%, 04/14/50	2,250	2,232,152
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.38%, 07/10/45(a)	2,700	2,795,104
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,333,672
Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	1,900	1,911,519

38

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	$500	$508,227
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,500	1,516,397
Series 2016-CR28, Class A4, 3.76%, 02/10/49	750	750,704
CSAIL Commercial Mortgage Securities Trust:
Series 2015-C3, Class A4, 3.72%, 08/15/48	1,000	999,708
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	4,000	4,056,020
GS Mortgage Securities Corp. II:
Series 2015-GC30, Class A4, 3.38%, 05/10/50	600	590,196
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	3,078,366
GS Mortgage Securities Trust, Class A3:
Series 2012-GC6, 3.48%, 01/10/45	5,280	5,302,483
Series 2012-GCJ9, 2.77%, 11/10/45	249	243,575
Series 2015-GS1, 3.73%, 11/10/48	2,300	2,301,048
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 02/15/47	250	256,250
Series 2014-C22, Class A4, 3.80%, 09/15/47	300	302,818
Series 2015-C29, Class A2, 2.92%, 05/15/48	963	959,808
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	486	495,735
Series 2012-LC9, Class A3, 2.48%, 12/15/47	84	83,820
Series 2014-C20, Class A5, 3.80%, 07/15/47	1,400	1,415,131
Series 2017-JP7, Class A5, 3.45%, 09/15/50	3,500	3,403,398
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A5, 4.22%, 07/15/46(a)	3,750	3,847,028
Series 2013-C10, Class AS, 4.22%, 07/15/46(a)	2,500	2,527,044
Series 2013-C11, Class A4, 4.30%, 08/15/46(a)	11,765	12,068,565
Series 2015-C24, Class A4, 3.73%, 05/15/48	750	751,274
Morgan Stanley Capital I Trust, Series 2018-H3, Class A4, 3.91%, 07/15/51	3,000	3,013,606

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	$200	$205,868
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	2,500	2,481,675
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,500	1,477,997
Series 2015-SG1, Class A4, 3.79%, 09/15/48	5,000	5,007,747
WFRBS Commercial Mortgage Trust:
Series 2012-C7, Class A1, 2.30%, 06/15/45	292	289,462
Series 2012-C7, Class A2, 3.43%, 06/15/45	800	799,227
Series 2013-C11, Class A5, 3.07%, 03/15/45	500	492,416

Total Non-Agency Mortgage-Backed Securities — 1.3% (Cost — $83,316,093)		79,993,131

Preferred Securities — 0.1%

Capital Trusts — 0.1%
Banks — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	250	290,237
Wells Fargo Capital X, 5.95%, 12/15/36	250	267,500

		557,737
Insurance — 0.1%
Allstate Corp., Series B, 5.75%, 08/15/53(b)	1,250	1,287,500
MetLife, Inc., 6.40%, 12/15/36	600	636,000
Prudential Financial, Inc.,(b):
5.63%, 06/15/43	100	104,250
5.38%, 05/15/45	500	498,750
XLIT Ltd., 5.50%, 03/31/45	250	263,102

		2,789,602

Total Preferred Securities — 0.1% (Cost — $3,397,277)		3,347,339

U.S. Government Sponsored Agency Securities — 30.8%
Agency Obligations — 1.6%
Fannie Mae:
1.25%, 08/17/21	10,000	9,552,350
1.38%, 10/07/21	2,000	1,910,702
1.63%, 01/21/20	500	492,884
1.88%, 04/05/22	5,000	4,823,340

39

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Agency Obligations (continued)
2.38%, 01/19/23	$2,000	$1,949,734
2.63%, 09/06/24	6,000	5,855,334
3.50%, 03/01/33 - 04/01/33	4,488	4,521,027
4.50%, 03/01/47	55	56,315
6.25%, 05/15/29	5,350	6,746,313
6.63%, 11/15/30	149	196,332
7.25%, 05/15/30	550	752,264
Federal Home Loan Bank:
2.75%, 12/13/24	5,000	4,898,215
3.13%, 06/13/25	5,370	5,333,479
5.50%, 07/15/36	2,100	2,671,639
Financing Corp., 8.60%, 09/26/19	200	211,209
Freddie Mac:
1.13%, 08/12/21	3,032	2,885,403
1.88%, 11/17/20	10,000	9,800,220
2.38%, 02/16/21 - 01/13/22	22,430	22,082,912
Series K727, Class A2, 2.95%, 07/25/24	5,000	4,907,127
Series K066, Class A2, 3.12%, 06/25/27	3,500	3,390,556
6.25%, 07/15/32	1,300	1,713,939
Freddie Mac Mortgage-Backed Securities, 4.50%, 06/01/48	1,353	1,402,080
NCUA Guaranteed Notes, 3.00%, 06/12/19	1,000	1,002,900
Tennessee Valley Authority, 3.50%, 12/15/42	140	135,779

		97,292,053
Commercial Mortgage-Backed Securities — 0.4%
Fannie Mae:
Series 2012-M9, Class A2, 2.48%, 04/25/22	1,678	1,636,610
Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	132	130,197
Series 2014-M2, Class ASV2, 2.78%, 06/25/21(a)	313	309,525
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	500	491,650
Freddie Mac:
Series K713, Class A2, 2.31%, 03/25/20	294	291,775
Series K026, Class A2, 2.51%, 11/25/22	200	194,882
Series K038, Class A1, 2.60%, 10/25/23	166	163,603
Series K017, Class A2, 2.87%, 12/25/21	7,500	7,445,704
Series K033, Class A2, 3.06%, 07/25/23(a)	100	99,221

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series K052, Class A2, 3.15%, 11/25/25	$750	$740,241
Series K031, Class A2, 3.30%, 04/25/23(a)	100	100,320
Series K035, Class A2, 3.46%, 08/25/23(a)	2,000	2,017,982
Series K037, Class A2, 3.49%, 01/25/24	200	201,957
Series K034, Class A2, 3.53%, 07/25/23(a)	3,900	3,948,818
Series K730, Class A2, 3.59%, 01/25/25	9,000	9,114,193
Series K013, Class A2, 3.97%, 01/25/21(a)	500	508,383
Series K003, Class A5, 5.09%, 03/25/19	300	301,466

		27,696,527
Mortgage-Backed Securities — 28.8%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.54%), 2.05%, 06/01/43(f)	421	415,267
(12 mo. LIBOR US + 1.70%), 2.44%, 08/01/42(f)	129	133,729
2.50%, 09/01/28 - 10/01/48(g)	56,145	54,096,864
3.00%, 01/01/27 - 10/01/48(g)(h)	216,847	209,602,551
3.50%, 02/01/26 - 11/01/51(g)(h)	237,679	234,941,792
(12 mo. LIBOR US + 1.83%), 3.62%, 11/01/40(f)	12	12,905
(12 mo. LIBOR US + 1.53%), 3.89%, 04/01/43(f)	38	39,551
4.00%, 10/01/25 - 10/01/48(g)(h)	179,037	181,277,618
(12 mo. LIBOR US + 1.53%), 4.04%, 05/01/43(f)	281	290,355
4.50%, 05/01/24 - 10/01/48(g)	58,503	60,507,050
(12 mo. LIBOR US + 1.75%), 4.50%, 08/01/41(f)	20	20,834
5.00%, 01/01/19 - 10/01/48(g)	21,408	22,542,650
5.50%, 04/01/36 - 10/01/48(g)	7,478	8,035,296
6.00%, 03/01/34 - 10/01/48(g)	7,922	8,559,932
6.50%, 07/01/32	108	120,640
7.00%, 02/01/32	13	12,695
Freddie Mac Mortgage-Backed Securities:
2.50%, 07/01/28 - 10/01/48(g)	39,521	38,079,549
3.00%, 03/01/27 - 10/01/48(g)(h)	147,922	142,948,544
3.50%, 03/01/32 - 10/01/48(g)(h)	152,439	150,499,805
(12 mo. LIBOR US + 1.81%), 3.90%, 09/01/40(f)	39	40,754
4.00%, 05/01/19 - 10/01/48(g)	92,679	93,735,570

40

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
(12 mo. LIBOR US + 1.50%), 4.01%, 06/01/43(f)	$60	$61,868
(12 mo. LIBOR US + 1.77%), 4.19%, 08/01/41(f)	16	17,175
4.50%, 02/01/19 - 10/01/48(g)	33,526	34,653,861
5.00%, 10/01/18 - 10/01/48(g)	13,421	14,117,827
5.50%, 06/01/35 - 10/01/48(g)	9,272	9,881,943
6.50%, 06/01/31	21	23,630
8.00%, 12/01/24	107	113,270
Ginnie Mae Mortgage-Backed Securities:
3.50%, 09/20/42 - 10/01/48(g)(h)	219,076	218,139,780
2.50%, 05/20/45 - 10/01/48(g)	4,441	4,168,197
3.00%, 05/15/43 - 10/01/48(g)	128,127	124,356,572
4.00%, 03/15/41 - 10/01/48(g)(h)	111,209	113,234,325
4.50%, 07/15/39 - 10/01/48(g)	53,488	55,391,441
5.00%, 11/15/39 - 10/01/48(g)	18,893	19,800,951
5.50%, 12/15/32 - 04/20/48	846	896,216
6.00%, 03/15/35 - 10/20/38	196	213,118
6.50%, 09/15/36	127	141,334
7.50%, 12/15/23	81	86,376

		1,801,211,835

Total U.S. Government Sponsored Agency Securities — 30.8% (Cost — $1,957,056,121)		1,926,200,415

U.S. Treasury Obligations — 37.1%
U.S. Treasury Bonds:
8.75%, 08/15/20	6,400	7,086,500
7.63%, 11/15/22	3,400	4,016,781
1.50%, 03/31/23	31,500	29,597,695
6.25%, 08/15/23	2,050	2,356,379
7.50%, 11/15/24	5,000	6,255,273
7.63%, 02/15/25	375	475,166
6.00%, 02/15/26	7,660	9,165,968
6.75%, 08/15/26	7,500	9,456,152
6.50%, 11/15/26	900	1,124,789
6.63%, 02/15/27	3,500	4,429,551
6.38%, 08/15/27	3,000	3,773,672
6.13%, 11/15/27	3,000	3,732,305
6.13%, 08/15/29	2,500	3,204,102
5.38%, 02/15/31	14,000	17,300,391
4.50%, 02/15/36	29,766	35,316,894
4.75%, 02/15/37	1,450	1,780,781
5.00%, 05/15/37	9,000	11,389,219
4.38%, 02/15/38	6,000	7,080,469
4.50%, 05/15/38	1,000	1,199,844
3.50%, 02/15/39	1,300	1,369,520
4.25%, 05/15/39	2,775	3,236,127
4.50%, 08/15/39	1,700	2,048,168

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
4.38%, 11/15/39	$1,800	$2,135,883
4.63%, 02/15/40	1,230	1,508,047
4.38%, 05/15/40	1,650	1,960,600
3.88%, 08/15/40	2,860	3,175,382
4.25%, 11/15/40	7,528	8,809,524
4.75%, 02/15/41	11,000	13,763,320
4.38%, 05/15/41	17,610	20,990,982
3.75%, 08/15/41	6,550	7,148,455
3.13%, 11/15/41	10,700	10,593,836
3.13%, 02/15/42	24,850	24,595,676
3.00%, 05/15/42	28,480	27,584,438
2.75%, 08/15/42	10,250	9,492,061
2.75%, 11/15/42	12,000	11,105,625
3.13%, 02/15/43	15,000	14,818,359
2.88%, 05/15/43	9,750	9,217,559
3.63%, 08/15/43	2,500	2,682,715
3.75%, 11/15/43	1,700	1,861,434
3.63%, 02/15/44	1,000	1,074,219
3.38%, 05/15/44	1,600	1,649,812
3.13%, 08/15/44	2,000	1,974,922
3.00%, 11/15/44	6,300	6,081,223
2.50%, 02/15/45	8,500	7,444,473
3.00%, 05/15/45	15,600	15,052,781
2.88%, 08/15/45	13,500	12,712,148
3.00%, 11/15/45	15,900	15,334,184
2.50%, 02/15/46	12,000	10,472,813
2.50%, 05/15/46	8,350	7,281,461
2.88%, 11/15/46	8,500	7,993,984
3.00%, 02/15/47	9,000	8,673,398
3.00%, 05/15/47	18,200	17,528,875
3.00%, 08/15/48	2,500	2,405,957
U.S. Treasury Notes:
1.00%, 10/15/19	9,000	8,846,367
1.50%, 10/31/19	20,000	19,747,656
1.00%, 11/15/19	22,000	21,590,078
1.00%, 11/30/19	4,000	3,922,344
1.50%, 11/30/19	16,500	16,273,769
1.38%, 12/15/19	10,000	9,842,969
1.13%, 12/31/19	4,750	4,657,783
1.63%, 12/31/19	32,500	32,065,820
1.88%, 12/31/19	25,000	24,742,187
1.38%, 01/15/20	15,000	14,745,117
1.25%, 01/31/20	25,000	24,515,625
1.38%, 01/31/20	750	736,787
1.38%, 02/15/20	11,000	10,797,617
3.63%, 02/15/20	7,500	7,587,012
1.38%, 02/29/20	5,700	5,591,344
2.25%, 02/29/20	6,200	6,156,891
1.63%, 03/15/20	24,000	23,616,563
1.13%, 03/31/20	11,500	11,224,629
1.50%, 04/15/20	20,000	19,618,750
1.13%, 04/30/20	2,700	2,631,234
1.50%, 05/15/20	20,000	19,594,531

41

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
1.50%, 05/31/20	$12,000	$11,748,750
1.50%, 06/15/20	5,000	4,892,969
1.88%, 06/30/20	2,000	1,968,437
2.50%, 06/30/20	25,000	24,871,094
1.50%, 07/15/20	20,000	19,545,312
1.63%, 07/31/20	20,000	19,576,562
2.00%, 07/31/20	21,500	21,191,777
2.63%, 07/31/20	15,000	14,950,781
2.63%, 08/15/20	4,140	4,125,284
2.13%, 08/31/20	7,000	6,908,945
1.38%, 09/30/20	10,000	9,719,531
2.00%, 09/30/20	35,000	34,438,086
1.38%, 10/31/20	10,000	9,705,859
1.75%, 10/31/20	500	489,043
2.63%, 11/15/20	11,000	10,949,297
1.63%, 11/30/20	6,000	5,846,953
2.00%, 11/30/20	15,300	15,029,262
1.88%, 12/15/20	45,000	44,071,875
1.75%, 12/31/20	23,800	23,234,750
2.38%, 12/31/20	17,900	17,716,105
2.00%, 01/15/21	15,000	14,716,406
1.38%, 01/31/21	25,000	24,166,992
2.13%, 01/31/21	11,800	11,605,484
3.63%, 02/15/21	2,310	2,349,613
1.13%, 02/28/21	30,000	28,791,797
2.00%, 02/28/21	32,700	32,044,723
1.25%, 03/31/21	9,000	8,653,008
2.25%, 03/31/21	11,500	11,330,645
1.38%, 04/30/21	5,000	4,815,625
3.13%, 05/15/21	3,000	3,018,984
2.00%, 05/31/21	5,000	4,888,281
1.13%, 06/30/21	4,500	4,292,930
2.13%, 06/30/21	10,000	9,801,953
2.25%, 07/31/21	12,804	12,583,931
2.75%, 08/15/21	20,000	19,925,781
1.13%, 08/31/21	18,000	17,118,281
2.00%, 08/31/21	8,500	8,292,148
2.13%, 09/30/21	7,900	7,727,187
1.25%, 10/31/21	8,000	7,614,688
2.00%, 10/31/21	9,000	8,764,805
2.00%, 11/15/21	13,700	13,336,629
1.75%, 11/30/21	6,000	5,792,344
1.88%, 11/30/21	3,000	2,908,477
2.00%, 12/31/21	12,000	11,665,781
2.13%, 12/31/21	10,000	9,761,328
1.50%, 01/31/22	3,500	3,344,551
1.88%, 01/31/22	9,000	8,705,742
1.75%, 02/28/22	1,500	1,443,867
1.88%, 02/28/22	5,000	4,833,008
1.75%, 03/31/22	9,100	8,750,219
1.88%, 03/31/22	18,000	17,382,656
1.75%, 04/30/22	10,000	9,605,859

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
1.88%, 04/30/22	$5,000	$4,824,414
1.75%, 05/31/22	3,000	2,878,828
1.75%, 06/30/22	18,000	17,258,203
2.13%, 06/30/22	18,000	17,493,750
1.88%, 07/31/22	40,000	38,485,938
2.00%, 07/31/22	15,000	14,499,609
1.88%, 08/31/22	29,958	28,793,617
1.75%, 09/30/22	23,000	21,978,477
1.88%, 09/30/22	10,000	9,603,125
1.88%, 10/31/22	17,000	16,311,367
2.00%, 10/31/22	10,000	9,642,187
1.63%, 11/15/22	10,000	9,493,359
2.00%, 11/30/22	36,000	34,685,156
2.13%, 12/31/22	45,000	43,539,258
2.00%, 02/15/23	8,000	7,691,875
1.50%, 02/28/23	10,200	9,593,578
1.63%, 04/30/23	19,000	17,931,250
2.75%, 04/30/23	20,000	19,835,156
1.75%, 05/15/23	1,000	948,477
1.63%, 05/31/23	4,000	3,771,406
1.38%, 06/30/23	11,500	10,704,434
2.63%, 06/30/23	25,000	24,644,531
1.25%, 07/31/23	4,000	3,695,781
2.75%, 07/31/23	6,000	5,946,797
2.50%, 08/15/23	4,000	3,918,750
1.38%, 08/31/23	8,000	7,425,938
2.75%, 08/31/23	20,000	19,825,000
1.38%, 09/30/23	4,000	3,708,125
2.75%, 11/15/23	3,000	2,970,820
2.13%, 11/30/23	24,000	23,043,750
2.25%, 12/31/23	11,000	10,619,297
2.25%, 01/31/24	15,000	14,468,555
2.75%, 02/15/24	15,000	14,840,039
2.13%, 02/29/24	9,000	8,621,367
2.13%, 03/31/24	10,000	9,572,656
2.00%, 04/30/24	10,000	9,500,781
2.50%, 05/15/24	15,300	14,921,684
2.00%, 05/31/24	5,700	5,410,770
2.00%, 06/30/24	33,000	31,295,860
2.38%, 08/15/24	7,500	7,252,441
1.88%, 08/31/24	5,000	4,700,977
2.25%, 10/31/24	5,000	4,794,531
2.25%, 11/15/24	18,000	17,249,766
2.13%, 11/30/24	15,000	14,267,578
2.25%, 12/31/24	5,000	4,788,477
2.00%, 02/15/25	21,984	20,704,463
2.75%, 02/28/25	5,000	4,927,539
2.63%, 03/31/25	8,000	7,819,688
2.13%, 05/15/25	24,000	22,724,063
2.75%, 06/30/25	10,000	9,839,453
2.88%, 07/31/25	10,000	9,914,844
2.00%, 08/15/25	20,000	18,742,188

42

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
6.88%, 08/15/25	$8,000	$9,913,750
2.75%, 08/31/25	20,000	19,671,094
2.25%, 11/15/25	1,600	1,520,812
1.63%, 02/15/26	13,000	11,796,992
1.63%, 05/15/26	350	316,613
1.50%, 08/15/26	18,500	16,518,476
2.00%, 11/15/26	6,000	5,550,937
2.25%, 02/15/27	20,000	18,825,781
2.38%, 05/15/27	13,000	12,342,383
2.25%, 08/15/27	18,000	16,880,625
2.25%, 11/15/27	33,000	30,888,515
2.88%, 05/15/28	12,000	11,819,063
2.88%, 08/15/28	15,000	14,769,141
2.75%, 08/15/47	15,500	14,195,215
2.75%, 11/15/47	30,000	27,462,891
3.13%, 05/15/48	29,500	29,107,051

Total U.S. Treasury Obligations — 37.1% (Cost — $2,399,160,175)		2,325,738,672

Total Long-Term Investments — 99.1% (Cost — $6,367,806,862)		6,204,346,704

	Shares
Short-Term Securities — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(i)(j)(k)	608,561,894	608,744,462
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(j)(k)	100,000	100,000

Total Short-Term Securities — 9.7% (Cost — $608,698,077)		608,844,462

Total Investments Before TBA Sale Commitments — 108.8% (Cost — $6,976,504,939)		6,813,191,166

Security	Par (000)		Value
TBA Sale Commitments — (1.1%)
Mortgage-Backed Securities(g) — (1.1%)
Fannie Mae Mortgage-Backed Securities:
3.00%, 10/11/48	USD	4,915	$(4,702,553)
3.50%, 10/11/48		11,393	(11,211,041)
4.00%, 10/11/48		10,939	(11,045,826)
Freddie Mac Mortgage-Backed Securities:
2.50%, 10/16/33		1,075	(1,036,329)
3.00%, 10/11/48		7,553	(7,226,582)
3.50%, 10/11/48		237	(233,260)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/18/48		20,150	(20,035,868)
4.00%, 10/18/48		4,126	(4,196,110)
4.50%, 10/18/48		6,455	(6,670,625)

Total TBA Sale Commitments — (1.1)% (Proceeds — $66,264,249)			(66,358,194)

Total Investments, Net of TBA Sale Commitments — 107.7% (Cost — $6,910,240,690)			6,746,832,972
Liabilities in Excess of Other Assets — (7.7)%			(481,786,294)

Net Assets — 100.0%			$6,265,046,678

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Security, or a portion of the security, is on loan.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	When-issued security.
(i)	All or a portion of security was purchased with the cash collateral from loaned securities.
(j)	Annualized 7-day yield as of period end.

43

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio

(k)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Par/ Share/ Held at 12/31/17	Par/ Shares Purchased	Par/ Shares Sold		Par/ Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	777,559,504	—	(168,997,610	)(b)	608,561,894	$608,744,462	$10,023,590	(c)	$(45,732)	$142,215
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		100,000	100,000	1,237		—	—
PNC Bank NA, 2.20%, 1/28/19(d)	500,000	—	(500,000)		—	—	947		(1,123)	1,311
PNC Bank NA, 2.25%, 7/02/19(d)	350,000	—	(350,000)		—	—	4,638		(1,828)	734
PNC Bank NA, 1.45%, 7/29/19(d)	500,000	—	(500,000)		—	—	4,269		(6,324)	7,283
PNC Bank NA, 2.30%, 6/01/20	500,000	—	—		500,000	493,166	8,593		—	(6,341)
PNC Bank NA, 2.45%, 11/05/20	1,250,000	—	—		1,250,000	1,229,273	22,884		—	(18,221)
PNC Bank NA, 2.15%, 4/29/21	500,000	—	—		500,000	485,866	8,033		—	(8,399)
PNC Bank NA, 2.45%, 7/28/22	750,000	—	—		750,000	721,881	13,730		—	(20,980)
PNC Bank NA, 2.95%, 1/30/23	250,000	—	—		250,000	241,992	5,511		—	(9,666)
PNC Bank NA, 2.95%, 2/23/25	250,000	—	—		250,000	238,663	5,511		—	(10,832)
PNC Bank NA, 4.05%, 7/26/28	—	500,000	—		500,000	500,393	3,206		—	(1,092)
PNC Funding Corp., 3.30%, 3/08/22	75,000	—	—		75,000	74,692	1,849		—	(2,204)

						$612,830,388	$10,103,998		$(55,007)	$73,808

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	No longer held by the Master Portfolio as of period end.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
CME	Chicago Mercantile Exchange
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S&P	S&P Global Ratings

44

Schedule of Investments (unaudited) (continued) September 30, 2018	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$29,495,941	$—	$29,495,941
Corporate Bonds	—	1,612,715,619	—	1,612,715,619
Foreign Agency Obligations	—	188,772,794	—	188,772,794
Municipal Bonds	—	38,082,793	—	38,082,793
Non-Agency Mortgage-Backed Securities	—	79,993,131	—	79,993,131
Preferred Securities	—	3,347,339	—	3,347,339
U.S. Government Sponsored Agency Securities	—	1,926,200,415	—	1,926,200,415
U.S. Treasury Obligations	—	2,325,738,672	—	2,325,738,672
Short-Term Securities	608,844,462	—	—	608,844,462

	$608,844,462	$6,204,346,704	$—	$6,813,191,166

Liabilities:
Investments:
TBA Sale Commitments	$—	$(66,358,194)	$—	$(66,358,194)

	$608,844,462	$6,137,988,510	$—	$6,746,832,972

During the period ended September 30, 2018, there were no transfers between levels.

45

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 19, 2018